UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03857

American Funds Insurance Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Steven I. Koszalka

American Funds Insurance Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Insurance Series®
Global Growth Fund
Investment portfolio
March 31, 2017
unaudited
Common stocks 95.58% Information technology 28.37%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	27,614,000	$172,005
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	335,000	11,001
ASML Holding NV	675,542	89,651
ASML Holding NV (New York registered)	643,900	85,510
Alphabet Inc., Class A1	104,100	88,256
Alphabet Inc., Class C1	68,652	56,951
Nintendo Co., Ltd.	540,200	125,358
Facebook, Inc., Class A1	877,500	124,649
Microsoft Corp.	1,380,000	90,887
Visa Inc., Class A	998,800	88,763
Murata Manufacturing Co., Ltd.	608,000	86,479
Broadcom Ltd.	392,200	85,876
Alibaba Group Holding Ltd. (ADR)[1]	781,050	84,221
AAC Technologies Holdings Inc.	5,581,540	65,321
Samsung Electronics Co., Ltd.	18,520	34,115
Samsung Electronics Co., Ltd., nonvoting preferred	18,500	26,519
Tencent Holdings Ltd.	1,800,000	51,604
Snap Inc., Class A1	1,765,000	39,765
Intel Corp.	1,028,000	37,080
Largan Precision Co., Ltd.	215,000	33,870
Just Eat PLC[1]	4,632,000	32,847
Symantec Corp.	491,000	15,064
VeriSign, Inc.[1]	135,000	11,760
Naver Corp.	14,366	10,983
Tech Mahindra Ltd.	1,319,000	9,326
Jack Henry & Associates, Inc.	98,000	9,124
TE Connectivity Ltd.	116,000	8,648
Nokia Corp.	907,500	4,873
		1,580,506
Consumer discretionary 19.81%
Amazon.com, Inc.[1]	326,150	289,145
Ulta Beauty, Inc.[1]	315,300	89,933
Home Depot, Inc.	513,000	75,324
Priceline Group Inc.[1]	39,000	69,419
Industria de Diseño Textil, SA	1,723,000	60,731
McDonald’s Corp.	293,000	37,976
Naspers Ltd., Class N	208,300	35,943
Peugeot SA1	1,750,000	35,238
ASOS PLC[1]	456,000	34,536
Luxottica Group SpA	587,617	32,440
Christian Dior SE	111,900	26,000
Burberry Group PLC	1,182,400	25,540
Sodexo SA	200,000	23,523
CBS Corp., Class B	334,850	23,225
MGM China Holdings Ltd.	10,962,000	22,851
MGM Resorts International	758,024	20,770
American Funds Insurance Series — Global Growth Fund — Page 1 of 191

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
NIKE, Inc., Class B	363,000	$20,230
Wynn Macau, Ltd.	9,902,000	20,157
Tiffany & Co.	190,000	18,107
GVC Holdings PLC	1,732,000	15,917
Suzuki Motor Corp.	360,000	14,946
Liberty Global PLC, Class C, nonvoting[1]	351,465	12,315
Liberty Global PLC, Class A1	72,000	2,583
PANDORA AS	134,500	14,890
Starbucks Corp.	225,000	13,138
Pearson PLC	1,322,700	11,310
Toyota Motor Corp.	200,000	10,854
Twenty-First Century Fox, Inc., Class A	314,000	10,170
Cie. Financière Richemont SA, Class A	121,450	9,603
Nord Anglia Education, Inc.[1]	345,000	8,742
Sony Corp.	243,000	8,220
Steinhoff International Holdings NV	1,111,185	5,315
Mahindra & Mahindra Ltd.	151,990	3,012
Hermès International	3,910	1,852
		1,103,955
Health care 12.25%
Regeneron Pharmaceuticals, Inc.[1]	243,700	94,436
UnitedHealth Group Inc.	430,700	70,639
Bayer AG	421,600	48,597
Boston Scientific Corp.[1]	1,779,200	44,249
AstraZeneca PLC	686,500	42,253
Express Scripts Holding Co.[1]	610,000	40,205
Sartorius AG, non-registered shares, nonvoting preferred	444,000	38,958
Vertex Pharmaceuticals Inc.[1]	311,000	34,008
Straumann Holding AG	71,500	33,175
Merck & Co., Inc.	510,500	32,437
Genmab A/S1	167,000	32,161
Eurofins Scientific SE, non-registered shares	68,145	29,650
Novartis AG	378,000	28,058
Fisher & Paykel Healthcare Corp. Ltd.	3,792,000	25,784
Novo Nordisk A/S, Class B	750,370	25,771
Medtronic PLC	234,000	18,851
CSL Ltd.	147,000	14,076
Aetna Inc.	110,000	14,031
bioMérieux SA	45,000	7,616
China Biologic Products, Inc.[1]	40,900	4,095
Juno Therapeutics, Inc.[1]	150,000	3,329
		682,379
Financials 9.79%
AIA Group Ltd.	15,387,900	97,022
JPMorgan Chase & Co.	869,100	76,342
YES Bank Ltd.	2,380,000	56,692
Indiabulls Housing Finance Ltd.	3,523,000	54,132
Prudential PLC	1,905,134	40,244
MarketAxess Holdings Inc.	188,000	35,248
AXA SA	929,000	24,038
ORIX Corp.	1,502,000	22,227
Banco Santander, SA	2,678,200	16,414
Berkshire Hathaway Inc., Class A1	60	14,991
American Funds Insurance Series — Global Growth Fund — Page 2 of 191

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Bankinter, SA	1,673,000	$14,048
BlackRock, Inc.	34,000	13,039
CME Group Inc., Class A	108,000	12,830
Shinsei Bank, Ltd.	6,401,000	11,787
ICICI Bank Ltd.	2,537,000	10,817
Svenska Handelsbanken AB, Class A	760,000	10,424
Itaú Unibanco Holding SA, preferred nominative	825,000	9,988
BNP Paribas SA	147,000	9,790
GT Capital Holdings, Inc.	399,000	9,105
Credit Suisse Group AG	415,000	6,173
		545,351
Consumer staples 7.55%
British American Tobacco PLC	1,938,000	128,690
Nestlé SA	739,650	56,749
Altria Group, Inc.	650,000	46,423
Pernod Ricard SA	301,400	35,658
Philip Morris International Inc.	290,000	32,741
Uni-Charm Corp.	1,157,000	27,722
Shoprite Holdings Ltd.	1,432,000	20,664
Coca-Cola European Partners PLC	397,000	14,963
Lenta Ltd. (GDR)[1,2]	1,211,900	8,241
Lenta Ltd. (GDR)[1]	974,100	6,624
Alimentation Couche-Tard Inc., Class B	285,000	12,876
Coca-Cola HBC AG (CDI)	472,500	12,201
Procter & Gamble Co.	96,036	8,629
Associated British Foods PLC	260,000	8,489
		420,670
Industrials 6.56%
Airbus SE, non-registered shares	1,109,500	84,427
Komatsu Ltd.	1,485,000	38,702
KONE Oyj, Class B	880,000	38,640
Caterpillar Inc.	378,000	35,063
ASSA ABLOY AB, Class B	1,677,000	34,492
Geberit AG	65,000	28,021
Ryanair Holdings PLC (ADR)[1]	307,000	25,475
Aalberts Industries NV	350,000	13,068
IDEX Corp.	136,000	12,718
Johnson Controls International PLC	266,450	11,223
Ingersoll-Rand PLC	125,000	10,165
Boeing Co.	57,000	10,081
Mitsubishi Electric Corp.	670,000	9,611
NIBE Industrier AB, Class B	907,714	7,258
Rockwool International A/S, Class B	36,993	6,562
		365,506
Energy 2.83%
Schlumberger Ltd.	330,000	25,773
Seven Generations Energy Ltd., Class A1	1,358,000	24,814
EOG Resources, Inc.	233,700	22,798
Reliance Industries Ltd.[1]	1,045,000	21,257
Enbridge Inc. (CAD denominated)	407,638	17,077
LUKOIL Oil Co. PJSC (ADR)	306,700	16,243
American Funds Insurance Series — Global Growth Fund — Page 3 of 191

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Royal Dutch Shell PLC, Class B	582,400	$15,940
Canadian Natural Resources, Ltd.	420,000	13,751
		157,653
Materials 2.41%
Sherwin-Williams Co.	116,000	35,982
Glencore PLC	6,150,000	24,129
Outokumpu Oy, Class A (Finland)	2,305,600	22,481
Praxair, Inc.	146,400	17,363
Vale SA, Class A, preferred nominative	1,840,000	16,580
E.I. du Pont de Nemours and Co.	122,400	9,833
Air Liquide SA, bonus shares[3]	72,000	8,226
		134,594
Telecommunication services 1.06%
SoftBank Group Corp.	661,000	46,679
Vodafone Group PLC	4,680,000	12,202
		58,881
Miscellaneous 4.95%
Other common stocks in initial period of acquisition		275,863
Total common stocks (cost: $4,039,573,000)		5,325,358
Bonds, notes & other debt instruments 0.04% U.S. Treasury bonds & notes 0.04% U.S. Treasury 0.04%	Principal amount (000)
U.S. Treasury 0.875% 2017	$2,000	2,000
Total bonds, notes & other debt instruments (cost: $2,000,000)		2,000
Short-term securities 4.45%
Federal Home Loan Bank 0.77% due 5/19/2017	40,000	39,961
General Electric Co. 0.83% due 4/3/2017	17,900	17,899
Gotham Funding Corp. 0.82% due 4/5/2017[2]	56,700	56,694
Hydro-Québec 0.71% due 4/3/2017[2]	41,500	41,497
Toronto-Dominion Holdings USA Inc. 1.03% due 6/22/2017[2]	25,400	25,336
Victory Receivables Corp. 1.07% due 5/22/2017[2]	66,800	66,684
Total short-term securities (cost: $248,091,000)		248,071
Total investment securities 100.07% (cost: $4,289,664,000)		5,575,429
Other assets less liabilities (0.07)%		(3,994)
Net assets 100.00%		$5,571,435
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Global Growth Fund — Page 4 of 191

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 3/31/2017 (000)
Purchases (000)	Sales (000)
USD5,249	JPY581,294	Bank of America, N.A.	5/24/2017	$17

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $198,452,000, which represented 3.56% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $8,226,000, which represented .15% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
JPY = Japanese yen
USD/$ = U.S. dollars
American Funds Insurance Series — Global Growth Fund — Page 5 of 191

Global Small Capitalization Fund
Investment portfolio
March 31, 2017
unaudited
Common stocks 91.71% Consumer discretionary 19.12%	Shares	Value (000)
Domino’s Pizza, Inc.	254,800	$46,960
Cedar Fair, LP	687,000	46,585
zooplus AG, non-registered shares[1]	266,800	39,178
GVC Holdings PLC	4,048,748	37,208
Ted Baker PLC	968,500	33,491
AA PLC	9,674,804	32,195
Five Below, Inc.[1]	684,000	29,624
Tele Columbus AG1	3,285,000	28,035
Cyrela Brazil Realty SA, ordinary nominative	6,450,100	27,279
BCA Marketplace PLC	10,400,000	23,715
Vail Resorts, Inc.	121,107	23,240
Entertainment One Ltd.	7,563,697	23,180
Hilton Grand Vacations Inc.[1]	795,900	22,810
Penske Automotive Group, Inc.	473,000	22,141
Belmond Ltd., Class A1	1,624,000	19,650
Ladbrokes Coral Group PLC	11,120,100	18,001
Taiwan Paiho Ltd.	4,881,000	16,730
Lions Gate Entertainment Corp., Class A	330,291	8,772
Lions Gate Entertainment Corp., Class B1	263,000	6,412
Melco International Development Ltd.	8,216,000	14,505
Inchcape PLC	1,204,600	12,700
ServiceMaster Global Holdings, Inc.[1]	303,000	12,650
Kyoritsu Maintenance Co.,Ltd.	417,800	12,441
Melco Crown Entertainment Ltd. (ADR)	616,000	11,421
Paddy Power Betfair PLC	106,393	11,407
Texas Roadhouse, Inc.	253,500	11,288
Tarena International, Inc., Class A (ADR)	528,900	9,880
Eros International PLC, Class A1	759,296	7,821
Eros International PLC, Class A1,2,3	216,500	1,962
Stella International Holdings Ltd.	5,913,000	9,769
Tesla, Inc.[1]	35,000	9,740
Toll Brothers, Inc.[1]	225,000	8,125
Greene King PLC	911,618	8,012
Shop Apotheke Europe NV1	267,857	7,787
Minor International PCL, nonvoting depositary receipt (Thailand)	7,230,000	7,732
Zhongsheng Group Holdings Ltd.	4,697,500	6,987
Chow Sang Sang Holdings International Ltd.	2,942,000	6,935
Grand Canyon Education, Inc.[1]	96,000	6,875
Hathway Cable and Datacom Ltd.[1]	11,750,000	6,822
Brunello Cucinelli SpA	280,865	6,694
Cie. Plastic Omnium SA	178,600	6,505
McCarthy & Stone PLC	2,743,092	6,496
ElringKlinger AG	332,000	6,453
POLYTEC Holding AG, non-registered shares	364,350	5,154
Wowprime Corp.	1,109,000	5,117
Hankook Tire Co., Ltd.	101,174	4,931
American Funds Insurance Series — Global Small Capitalization Fund — Page 6 of 191

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
L’Occitane International SA	2,369,421	$4,823
Elior Group SA	204,647	4,643
DineEquity, Inc.	84,920	4,621
DO & CO AG, non-registered shares	68,190	4,429
Daily Mail and General Trust PLC, Class A, nonvoting	485,000	4,375
PT Surya Citra Media Tbk	21,510,000	4,358
Talwalkars Better Value Fitness Ltd.	1,020,000	4,199
American Axle & Manufacturing Holdings, Inc.[1]	202,000	3,794
I.T Limited	8,666,000	3,758
SSI Group, Inc.[1]	76,683,500	3,271
ASOS PLC[1]	40,600	3,075
Marui Group Co., Ltd.	225,200	3,061
Mulberry Group PLC	191,000	2,638
Restoration Hardware Holdings, Inc.[1]	50,500	2,336
William Hill PLC	205,200	748
Sitoy Group Holdings Ltd.	3,289,000	681
China Zenix Auto International Ltd. (ADR)[1]	428,500	673
Zinc Media Group PLC[1]	260,000	4
		786,902
Information technology 17.81%
Qorvo, Inc.[1]	1,783,038	122,245
Inphi Corp.[1]	887,600	43,333
ZPG PLC	7,620,920	34,660
Sunny Optical Technology (Group) Co., Ltd.	4,423,000	32,327
AAC Technologies Holdings Inc.	2,563,061	29,996
II-VI, Inc.[1]	814,200	29,352
Kakaku.com, Inc.	1,954,000	26,590
VTech Holdings Ltd.	2,189,000	26,167
Topcon Corp.	1,360,510	24,343
Hamamatsu Photonics KK	815,753	23,484
Lumentum Holdings Inc.[1]	419,900	22,402
Zebra Technologies Corp., Class A1	225,000	20,531
Silicon Laboratories Inc.[1]	276,200	20,314
Mellanox Technologies Ltd.[1]	356,000	18,138
Moneysupermarket.com Group PLC	4,295,000	17,769
ON Semiconductor Corp.[1]	1,056,726	16,369
Semiconductor Manufacturing International Corp.[1]	12,919,191	15,992
Cypress Semiconductor Corp.	1,100,000	15,136
Cognex Corp.	170,000	14,271
DeNA Co., Ltd.	665,000	13,493
Gridsum Holding Inc., Class B (ADR)[1]	1,005,000	13,356
Cray Inc.[1]	596,231	13,057
RIB Software AG	984,598	13,025
Viavi Solutions Inc.[1]	1,207,700	12,947
Finisar Corp.[1]	462,000	12,631
Sonus Networks, Inc.[1]	1,864,000	12,284
YY Inc., Class A (ADR)[1]	251,500	11,597
Infinera Corp.[1]	1,026,000	10,496
Palo Alto Networks, Inc.[1]	85,930	9,683
Exa Corp.[1]	720,000	9,144
Vanguard International Semiconductor Corp.	4,700,000	8,953
EVERTEC, Inc.	450,000	7,155
Semtech Corp.[1]	191,000	6,456
CardConnect Corp.[1]	484,900	6,401
American Funds Insurance Series — Global Small Capitalization Fund — Page 7 of 191

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
AGTech Holdings Ltd.[1]	30,000,000	$5,829
KPIT Technologies Ltd.	1,992,973	3,981
Tobii AB1	569,811	3,672
Rightmove PLC	61,800	3,088
Alten SA, non-registered shares	28,500	2,185
		732,852
Health care 13.82%
GW Pharmaceuticals PLC (ADR)[1]	687,950	83,201
Insulet Corp.[1]	1,345,633	57,983
China Biologic Products, Inc.[1]	503,000	50,365
Illumina, Inc.[1]	230,200	39,281
athenahealth, Inc.[1]	342,000	38,540
NuVasive, Inc.[1]	501,750	37,471
Kite Pharma, Inc.[1]	385,539	30,261
Hikma Pharmaceuticals PLC	1,039,000	25,788
Ultragenyx Pharmaceutical Inc.[1]	375,108	25,425
bluebird bio, Inc.[1]	267,765	24,340
CryoLife, Inc.	1,232,300	20,518
Sawai Pharmaceutical Co., Ltd.	333,400	18,028
Integra LifeSciences Holdings Corp.[1]	415,000	17,484
BioMarin Pharmaceutical Inc.[1]	172,000	15,098
Axovant Sciences Ltd.[1]	757,774	11,321
iRhythm Technologies, Inc.[1]	299,650	11,267
Hypermarcas SA, ordinary nominative	1,130,000	10,468
Capio AB	1,540,214	8,526
Nakanishi Inc.	214,000	8,342
CONMED Corp.	176,000	7,816
Genomma Lab Internacional, SAB de CV, Series B1	5,400,000	6,446
Teleflex Inc.	21,500	4,165
Hologic, Inc.[1]	91,500	3,893
Divi’s Laboratories Ltd.[1]	384,864	3,698
Mitra Keluarga Karyasehat Tbk PT	17,500,000	3,467
NantKwest, Inc.[1]	773,700	2,747
Fisher & Paykel Healthcare Corp. Ltd.	269,000	1,829
Endo International PLC[1]	93,900	1,048
QRxPharma Ltd.[1,2,4]	4,129,927	—
		568,816
Industrials 8.93%
International Container Terminal Services, Inc.	30,840,000	55,257
ITT Inc.	823,000	33,759
ABM Industries Inc.	484,600	21,129
Clean Harbors, Inc.[1]	348,000	19,356
AKR Corporindo Tbk PT	37,356,800	17,521
BWX Technologies, Inc.	300,800	14,318
Grafton Group PLC, units	1,557,000	13,948
Air Lease Corp., Class A	350,000	13,562
Bossard Holding AG	70,265	12,571
Nabtesco Corp.	444,000	11,765
Generac Holdings Inc.[1]	310,300	11,568
J. Kumar Infraprojects Ltd.	2,901,000	11,549
Carborundum Universal Ltd.	2,440,000	10,916
Unique Engineering and Construction PCL	20,626,000	10,324
NORMA Group SE, non-registered shares	215,718	10,205
American Funds Insurance Series — Global Small Capitalization Fund — Page 8 of 191

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Amara Raja Batteries Ltd.[1]	677,766	$9,290
PARK24 Co., Ltd.	338,400	8,857
Proto Labs, Inc.[1]	147,200	7,522
Geberit AG	16,500	7,113
Johnson Electric Holdings Ltd.	2,378,000	7,099
KEYW Holding Corp.[1]	750,000	7,080
PayPoint PLC	520,000	6,678
Boyd Group Income Fund	102,500	6,537
Allegiant Travel Co.	40,100	6,426
Alliance Global Group, Inc.	23,370,000	5,906
Harmonic Drive Systems Inc.	176,400	5,554
Oshkosh Corp.	76,000	5,213
Gujarat Pipavav Port Ltd.	1,985,000	5,047
Landstar System, Inc.	46,600	3,991
Talgo SA, non-registered shares[1]	583,000	3,233
Rheinmetall AG	29,000	2,433
Valmont Industries, Inc.	11,000	1,710
		367,437
Financials 7.91%
Kotak Mahindra Bank Ltd.	3,282,732	44,093
Essent Group Ltd.[1]	1,108,841	40,107
Texas Capital Bancshares, Inc.[1]	452,222	37,738
Webster Financial Corp.	577,700	28,908
Avanza Bank Holding AB	627,129	23,579
First Hawaiian, Inc.	592,248	17,720
Close Brothers Group PLC	755,000	14,548
EFG International AG	2,231,703	13,836
Shriram Transport Finance Co. Ltd.	790,710	13,127
City Union Bank Ltd.	4,714,341	11,006
Deutsche Pfandbriefbank AG, non-registered shares	869,110	10,806
Great Western Bancorp, Inc.	226,900	9,623
Bank of Hawaii Corp.	104,200	8,582
Cerved Information Solutions SPA, non-registered shares	796,199	7,700
Numis Corp. PLC	2,022,302	6,246
Signature Bank[1]	42,000	6,232
Grupo Financiero Galicia SA, Class B (ADR)	150,500	5,698
Eurobank Ergasias SA1	7,665,362	4,702
Permanent TSB Group Holdings PLC[1]	1,810,000	4,661
CYBG PLC[1]	1,168,700	4,065
National Bank of Pakistan[1]	5,270,000	3,754
Bank of Ireland[1]	14,099,515	3,497
Inversiones La Construcción SA	205,000	2,747
Kemper Corp.	65,700	2,621
		325,596
Materials 5.20%
Lundin Mining Corp.	6,875,300	38,723
Buzzi Unicem SPA	1,048,155	26,836
Sirius Minerals PLC[1]	84,166,138	23,199
Time Technoplast Ltd.[5]	11,888,000	22,665
HudBay Minerals Inc.	3,256,000	21,399
Kenmare Resources PLC[1]	5,148,530	19,368
United States Steel Corp.	454,580	15,369
PolyOne Corp.	350,000	11,932
American Funds Insurance Series — Global Small Capitalization Fund — Page 9 of 191

unaudited
Common stocks Materials (continued)	Shares	Value (000)
CPMC Holdings Ltd.	11,300,000	$6,660
Mayr-Melnhof Karton AG, non-registered shares	45,300	5,275
Steel Dynamics, Inc.	148,300	5,155
Hummingbird Resources PLC[1]	12,613,000	4,069
Rusoro Mining Ltd.[1]	25,530,432	3,456
S H Kelkar and Co. Ltd.[1]	663,128	3,027
Arkema SA	27,400	2,703
Greatview Aseptic Packaging Co. Ltd.	5,000,000	2,503
Huntsman Corp.	68,600	1,683
Indochine Mining Ltd.[1,2,4,5]	182,998	—
		214,022
Energy 4.95%
Laredo Petroleum, Inc.[1]	3,396,000	49,582
Whitecap Resources Inc.	2,638,880	20,538
Carrizo Oil & Gas, Inc.[1]	709,359	20,330
SM Energy Co.	684,149	16,433
Tullow Oil PLC	5,396,215	15,821
Kosmos Energy Ltd.[1]	1,765,000	11,755
Independence Contract Drilling, Inc.[1]	1,601,000	8,821
Venture Global LNG, Inc., Class C1,2,3,4,6	2,760	8,713
San Leon Energy PLC[1]	11,660,000	8,181
Ophir Energy PLC[1]	6,652,492	7,189
Amerisur Resources PLC[1]	26,846,560	7,064
Victoria Oil & Gas PLC[1,5]	6,966,560	6,470
Lekoil Ltd. (CDI)[1]	21,413,600	6,204
Golar LNG Ltd.	209,900	5,862
Providence Resources PLC[1]	22,800,250	5,142
Pason Systems Inc.	219,000	3,163
Africa Oil Corp. (SEK denominated)[1]	678,100	1,137
Denbury Resources Inc.[1]	230,000	593
Canadian Overseas Petroleum Ltd.[1]	11,225,000	127
Canadian Overseas Petroleum Ltd.[1,3]	8,000,000	90
Canadian Overseas Petroleum Ltd. (GBP denominated)[1]	6,050,000	72
African Petroleum Corp. Ltd.[1]	336,363	221
BNK Petroleum Inc.[1]	756,920	120
International Petroleum Ltd.[1,2,4]	54,894,353	—
		203,628
Consumer staples 3.63%
COSMOS Pharmaceutical Corp.	193,900	37,864
Treasury Wine Estates Ltd.	1,834,975	17,146
SalMar ASA	690,516	14,894
Century Pacific Food, Inc.	28,435,000	9,578
Kernel Holding SA	493,041	8,889
Varun Beverages Ltd.[1]	1,249,974	7,795
Coca-Cola Icecek AS, Class C	725,000	7,109
Puregold Price Club, Inc.	7,416,705	6,460
Delfi Ltd.	3,729,800	5,866
Philip Morris CR as	10,500	5,625
Emperador Inc.	45,300,000	5,453
Milbon Co., Ltd.	106,000	5,332
PriceSmart, Inc.	44,000	4,057
Del Monte Pacific Ltd.	16,286,223	3,928
Hyundai Department Store Co., Ltd.	38,500	3,477
American Funds Insurance Series — Global Small Capitalization Fund — Page 10 of 191

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Blue Buffalo Pet Products, Inc.[1]	130,800	$3,008
PZ Cussons PLC	600,000	2,414
Stock Spirits Group PLC	124,800	292
		149,187
Utilities 2.93%
ENN Energy Holdings Ltd.	7,715,700	43,436
Pampa Energía SA (ADR)[1]	380,000	20,604
Banpu Power PCL, foreign registered[1]	21,992,300	16,000
REN - Redes Energéticas Nacionais, SGPS, SA, non-registered shares	5,280,000	15,890
CT Environmental Group Ltd.	70,542,000	14,977
Ratchaburi Electricity Generating Holding PCL, foreign registered	2,300,000	3,363
Energy World Corp. Ltd.[1]	10,883,000	2,993
Huadian Fuxin Energy Corp. Ltd., Class H	13,088,000	2,930
Mytrah Energy Ltd.[1]	1,854,700	558
Greenko Group PLC[1,2,4]	2,280,000	—
		120,751
Real estate 2.22%
WHA Corp. PCL[1]	278,831,250	25,479
MGM Growth Properties LLC REIT, Class A	766,100	20,723
Land and Houses PCL, nonvoting depository receipt	64,638,041	18,340
Land and Houses PCL, foreign registered	4,551,959	1,292
Inmobiliaria Colonial, SA	1,843,000	13,769
Mahindra Lifespace Developers Ltd.	855,356	5,104
K. Wah International Holdings Ltd.	6,409,172	4,256
Golden Wheel Tiandi Holdings Co. Ltd.	28,536,000	2,350
		91,313
Telecommunication services 0.31%
Indosat Tbk PT1	12,616,000	6,627
Zegona Communications PLC	3,081,012	5,250
Hutchison Telecommunications Hong Kong Holdings Ltd.	3,200,000	951
		12,828
Miscellaneous 4.88%
Other common stocks in initial period of acquisition		200,834
Total common stocks (cost: $3,232,037,000)		3,774,166
Rights & warrants 0.03% Real estate 0.02%
Mahindra & Mahindra Ltd., rights, expire 2017[1,2]	213,839	315
WHA Corp. PCL, warrants, expire 2020[1]	1,196,182	259
		574
Energy 0.00%
Canadian Overseas Petroleum Ltd., warrants, expire 2017[1,2,4]	2,555,000	—
Miscellaneous 0.01%
Other rights & warrants in initial period of acquisition		348
Total rights & warrants (cost: $431,000)		922
American Funds Insurance Series — Global Small Capitalization Fund — Page 11 of 191

unaudited
Bonds, notes & other debt instruments 0.25% Corporate bonds & notes 0.15% Consumer discretionary 0.11%	Principal amount (000)	Value (000)
Caesars Entertainment Operating Co. 10.00% 2018	$5,825	$4,540
Energy 0.04%
Denbury Resources Inc. 9.00% 2021[3]	1,597	1,692
Total corporate bonds & notes		6,232
U.S. Treasury bonds & notes 0.10% U.S. Treasury 0.10%
U.S. Treasury 0.75% 2017[7]	4,125	4,117
Total U.S. Treasury bonds & notes		4,117
Total bonds, notes & other debt instruments (cost: $9,588,000)		10,349
Short-term securities 7.95%
Federal Home Loan Bank 0.70%–0.77% due 5/17/2017–6/5/2017	75,800	75,715
Gotham Funding Corp. 1.15% due 4/3/2017[3]	25,000	24,998
KfW 0.95% due 4/12/2017[3]	46,300	46,289
Novartis Finance Corp. 0.87% due 5/22/2017[3]	30,000	29,961
Toronto-Dominion Holdings USA Inc. 1.03%–1.04% due 6/22/2017–6/23/2017[3]	58,100	57,952
U.S. Treasury Bills 0.74% due 6/29/2017	43,900	43,819
Victory Receivables Corp. 1.02% due 4/21/2017[3]	48,600	48,569
Total short-term securities (cost: $327,317,000)		327,303
Total investment securities 99.94% (cost: $3,569,373,000)		4,112,740
Other assets less liabilities 0.06%		2,528
Net assets 100.00%		$4,115,268
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2017 (000)
Purchases (000)	Sales (000)
USD3,889	EUR3,672	HSBC Bank	4/21/2017	$(32)
USD14,896	GBP12,190	Citibank	4/21/2017	(384)
USD15,936	JPY1,765,175	JPMorgan Chase	4/24/2017	66
USD14,035	GBP11,329	Goldman Sachs	4/26/2017	(167)
USD3,941	JPY437,000	UBS AG	5/10/2017	9
USD41,491	GBP34,000	HSBC Bank	5/11/2017	(1,149)
				$(1,657)
American Funds Insurance Series — Global Small Capitalization Fund — Page 12 of 191

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2017 (000)
Time Technoplast Ltd.	11,888,000	—	—	11,888,000	$—	$6,748	$—	$22,665
Victoria Oil & Gas PLC[1]	6,966,560	—	—	6,966,560	—	3,465	—	6,470
Indochine Mining Ltd.[1,2,4]	182,998	—	—	182,998	—	—	—	—
					$—	$10,213	$—	$29,135
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $10,990,000, which represented .27% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $220,226,000, which represented 5.35% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[7]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,341,000, which represented .03% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Venture Global LNG, Inc., Class C	5/1/2015	$8,280	$8,713.21%

Key to abbreviations and symbol
ADR = American Depositary Receipts
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
JPY = Japanese yen
SEK = Swedish kronor
USD/$ = U.S. dollars
American Funds Insurance Series — Global Small Capitalization Fund — Page 13 of 191

Growth Fund
Investment portfolio
March 31, 2017
unaudited
Common stocks 95.30% Information technology 31.40%	Shares	Value (000)
Facebook, Inc., Class A1	8,340,500	$1,184,768
Broadcom Ltd.	3,436,500	752,456
Microsoft Corp.	11,095,000	730,717
Apple Inc.	4,957,300	712,166
Alphabet Inc., Class C1	513,491	425,972
Alphabet Inc., Class A1	254,000	215,341
ASML Holding NV (New York registered)	2,589,916	343,941
ASML Holding NV	1,808,186	239,964
Taiwan Semiconductor Manufacturing Co., Ltd.	59,537,000	370,849
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,225,392	105,922
Visa Inc., Class A	2,933,000	260,656
Intel Corp.	4,717,000	170,142
TE Connectivity Ltd.	2,015,000	150,218
Adobe Systems Inc.[1]	1,000,000	130,130
Samsung Electronics Co., Ltd.	54,430	100,264
Samsung Electronics Co., Ltd., nonvoting preferred	11,300	16,198
Hexagon AB, Class B	2,807,551	112,795
Alibaba Group Holding Ltd. (ADR)[1]	993,000	107,075
Dolby Laboratories, Inc., Class A	1,949,549	102,176
Paycom Software, Inc.[1]	1,674,000	96,272
Juniper Networks, Inc.	3,420,000	95,179
Finisar Corp.[1]	2,554,000	69,826
Amphenol Corp., Class A	935,000	66,544
Intuit Inc.	538,000	62,403
Nintendo Co., Ltd.	249,960	58,005
Activision Blizzard, Inc.	1,133,300	56,506
Murata Manufacturing Co., Ltd.	376,000	53,480
Akamai Technologies, Inc.[1]	895,300	53,449
Workday, Inc., Class A1	603,700	50,276
salesforce.com, inc.[1]	605,000	49,907
First Solar, Inc.[1]	1,690,200	45,804
Fiserv, Inc.[1]	332,700	38,364
Automatic Data Processing, Inc.	297,000	30,410
Sabre Corp.	1,314,300	27,850
Snap Inc., Class A1	1,179,600	26,576
Jack Henry & Associates, Inc.	285,000	26,534
Square, Inc., Class A1	1,500,000	25,920
PayPal Holdings, Inc.[1]	513,000	22,069
VeriSign, Inc.[1]	185,000	16,115
		7,203,239
Consumer discretionary 20.70%
Amazon.com, Inc.[1]	1,575,016	1,396,315
Home Depot, Inc.	2,985,000	438,288
Netflix, Inc.[1]	2,746,000	405,886
Comcast Corp., Class A	10,490,000	394,319
American Funds Insurance Series — Growth Fund — Page 14 of 191

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Tesla, Inc.[1]	1,355,000	$377,096
Ulta Beauty, Inc.[1]	1,120,000	319,458
Starbucks Corp.	4,530,000	264,507
Priceline Group Inc.[1]	143,031	254,591
Charter Communications, Inc., Class A1	714,513	233,874
Domino’s Pizza, Inc.	647,000	119,242
Twenty-First Century Fox, Inc., Class A	3,250,000	105,267
Newell Brands Inc.	1,818,900	85,798
CBS Corp., Class B	1,140,000	79,070
NIKE, Inc., Class B	1,230,000	68,548
MGM Resorts International	2,045,000	56,033
Luxottica Group SpA	689,000	38,038
Norwegian Cruise Line Holdings Ltd.[1]	743,000	37,692
Sturm, Ruger & Co., Inc.	565,288	30,271
Paddy Power Betfair PLC	250,229	26,828
Carnival Corp., units	290,000	17,084
		4,748,205
Health care 14.09%
UnitedHealth Group Inc.	3,975,000	651,940
Regeneron Pharmaceuticals, Inc.[1]	819,500	317,564
Centene Corp.[1]	4,266,652	304,042
Intuitive Surgical, Inc.[1]	313,500	240,288
Humana Inc.	993,200	204,738
Boston Scientific Corp.[1]	8,160,000	202,939
Vertex Pharmaceuticals Inc.[1]	1,794,200	196,196
Express Scripts Holding Co.[1]	2,620,708	172,731
Thermo Fisher Scientific Inc.	1,065,000	163,584
Incyte Corp.[1]	1,060,000	141,690
Medtronic PLC	1,500,000	120,840
Aetna Inc.	843,000	107,525
ResMed Inc.	1,480,000	106,516
Celgene Corp.[1]	700,000	87,101
Gilead Sciences, Inc.	1,250,200	84,914
Merck & Co., Inc.	700,000	44,478
Illumina, Inc.[1]	230,000	39,247
Intercept Pharmaceuticals, Inc.[1]	325,000	36,757
ACADIA Pharmaceuticals Inc.[1]	270,000	9,283
		3,232,373
Energy 9.02%
EOG Resources, Inc.	2,492,400	243,134
Schlumberger Ltd.	2,900,000	226,490
Concho Resources Inc.[1]	1,630,000	209,194
Suncor Energy Inc.	5,502,090	168,929
Noble Energy, Inc.	3,863,000	132,655
Chevron Corp.	1,200,000	128,844
Weatherford International PLC[1]	18,761,776	124,766
Halliburton Co.	2,500,000	123,025
Pioneer Natural Resources Co.	630,000	117,325
Core Laboratories NV	561,198	64,830
Canadian Natural Resources, Ltd.	1,979,511	64,810
Murphy Oil Corp.	2,043,200	58,415
Tourmaline Oil Corp.[1]	2,437,000	54,335
Seven Generations Energy Ltd., Class A1	2,787,478	50,935
American Funds Insurance Series — Growth Fund — Page 15 of 191

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Cimarex Energy Co.	419,700	$50,150
ConocoPhillips	1,000,000	49,870
Enbridge Inc. (CAD denominated)	1,086,159	45,501
Royal Dutch Shell PLC, Class B (ADR)	760,100	42,437
Royal Dutch Shell PLC, Class A (ADR)	44,117	2,326
Peyto Exploration & Development Corp.	1,870,000	38,459
U.S. Silica Holdings, Inc.	680,000	32,633
Hess Corp.	570,300	27,494
Tullow Oil PLC	4,035,500	11,831
		2,068,388
Financials 7.89%
JPMorgan Chase & Co.	2,915,000	256,054
Berkshire Hathaway Inc., Class A1	410	102,439
Berkshire Hathaway Inc., Class B1	363,734	60,627
Onex Corp.	2,204,700	158,242
Wells Fargo & Co.	2,545,000	141,655
Legal & General Group PLC	45,158,246	139,919
Goldman Sachs Group, Inc.	472,700	108,589
Capital One Financial Corp.	1,111,100	96,288
Bank of America Corp.	4,015,000	94,714
PNC Financial Services Group, Inc.	733,600	88,208
FCB Financial Holdings, Inc., Class A1	1,680,000	83,244
BlackRock, Inc.	212,600	81,534
American International Group, Inc.	1,227,300	76,620
First Republic Bank	755,000	70,827
Financial Engines, Inc.	1,570,000	68,373
T. Rowe Price Group, Inc.	627,500	42,764
CME Group Inc., Class A	350,100	41,592
Chubb Ltd.	250,000	34,062
Fifth Third Bancorp	980,000	24,892
Webster Financial Corp.	464,000	23,219
Morgan Stanley	411,000	17,607
		1,811,469
Industrials 6.46%
Boeing Co.	1,253,600	221,712
Rockwell Collins, Inc.	1,775,000	172,459
MTU Aero Engines AG	941,034	122,425
TransDigm Group Inc.	524,000	115,364
General Dynamics Corp.	555,000	103,896
Fortive Corp.	1,575,425	94,872
Raytheon Co.	538,000	82,045
On Assignment, Inc.[1]	1,479,500	71,800
Grafton Group PLC, units	7,866,000	70,465
Northrop Grumman Corp.	294,000	69,925
Johnson Controls International PLC	1,355,000	57,072
Caterpillar Inc.	505,000	46,844
Huntington Ingalls Industries, Inc.	217,000	43,452
Kansas City Southern	440,000	37,734
Meggitt PLC	6,506,647	36,302
AECOM[1]	1,000,000	35,590
FedEx Corp.	168,000	32,785
Lockheed Martin Corp.	110,000	29,436
American Funds Insurance Series — Growth Fund — Page 16 of 191

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Masco Corp.	722,000	$24,541
Oshkosh Corp.	186,147	12,768
		1,481,487
Consumer staples 2.68%
Constellation Brands, Inc., Class A	1,075,000	174,225
Kerry Group PLC, Class A	1,700,000	133,659
Philip Morris International Inc.	1,000,000	112,900
Costco Wholesale Corp.	595,000	99,776
Coca-Cola Co.	1,095,000	46,472
Pinnacle Foods Inc.	515,000	29,803
Coca-Cola European Partners PLC	470,000	17,714
		614,549
Telecommunication services 1.06%
Zayo Group Holdings, Inc.[1]	6,549,000	215,462
T-Mobile US, Inc.[1]	437,000	28,226
		243,688
Materials 0.80%
E.I. du Pont de Nemours and Co.	705,000	56,633
Platform Specialty Products Corp.[1]	3,000,000	39,060
Praxair, Inc.	314,200	37,264
Sherwin-Williams Co.	94,000	29,158
Syngenta AG	47,000	20,744
		182,859
Real estate 0.41%
Iron Mountain Inc. REIT	2,000,000	71,340
American Tower Corp. REIT	190,000	23,093
		94,433
Utilities 0.27%
Exelon Corp.	1,705,000	61,346
Miscellaneous 0.52%
Other common stocks in initial period of acquisition		118,659
Total common stocks (cost: $14,498,822,000)		21,860,695
Convertible stocks 0.06% Consumer discretionary 0.06%
Uber Technologies, Inc., Series F, convertible preferred[2,3,4]	268,677	13,104
Total convertible stocks (cost: $10,650,000)		13,104
Short-term securities 5.08%	Principal amount (000)
Apple Inc. 0.78%–0.79% due 5/22/2017–5/23/2017[5]	$178,000	177,811
Chariot Funding, LLC 0.80% due 4/13/2017[5]	50,000	49,984
Chevron Corp. 0.87% due 5/12/2017–5/19/2017[5]	89,200	89,105
Coca-Cola Co. 0.79%–0.89% due 5/17/2017–6/15/2017[5]	148,050	147,816
Federal Farm Credit Banks 0.54% due 5/26/2017	50,000	49,942
American Funds Insurance Series — Growth Fund — Page 17 of 191

unaudited
Short-term securities	Principal amount (000)	Value (000)
Federal Home Loan Bank 0.53%–0.75% due 4/5/2017–5/19/2017	$481,700	$481,428
Freddie Mac 0.50% due 5/15/2017	45,000	44,960
General Electric Co. 0.83% due 4/3/2017	44,000	43,997
Microsoft Corp. 0.85% due 4/18/2017[5]	1,050	1,050
Pfizer Inc. 0.86% due 6/7/2017[5]	10,000	9,983
Procter & Gamble Co. 0.80% due 4/28/2017[5]	25,000	24,984
U.S. Treasury Bills 0.52% due 5/11/2017	43,900	43,866
Total short-term securities (cost: $1,165,014,000)		1,164,926
Total investment securities 100.44% (cost: $15,674,486,000)		23,038,725
Other assets less liabilities (0.44)%		(100,055)
Net assets 100.00%		$22,938,670
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $13,104,000, which represented .06% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[5]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $500,733,000, which represented 2.18% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Uber Technologies, Inc., Series F, convertible preferred	5/22/2015	$10,650	$13,104.06%

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth Fund — Page 18 of 191

International Fund
Investment portfolio
March 31, 2017
unaudited
Common stocks 91.60% Financials 15.71%	Shares	Value (000)
HDFC Bank Ltd.[1]	10,149,569	$229,170
HDFC Bank Ltd. (ADR)	352,300	26,500
AIA Group Ltd.	34,971,700	220,500
BNP Paribas SA	1,996,322	132,956
Barclays PLC	46,061,039	129,905
Prudential PLC	5,142,265	108,625
UniCredit SpA	5,493,910	84,690
Kotak Mahindra Bank Ltd.	6,186,048	83,090
Credit Suisse Group AG	3,352,625	49,872
Banco Santander, SA	6,130,000	37,569
UBS Group AG	2,137,651	34,210
Siam Commercial Bank Public Co. Ltd., foreign registered	6,334,104	30,046
Axis Bank Ltd.	3,222,055	24,353
HSBC Holdings PLC (HKD denominated)	2,623,616	21,370
Metropolitan Bank & Trust Co.	12,130,000	19,340
Société Générale	303,575	15,399
RSA Insurance Group PLC	1,542,100	11,332
Royal Bank of Canada	135,000	9,836
Bangkok Bank PCL, nonvoting depository receipt	1,394,900	7,368
Kinnevik AB, Class B	110,445	2,946
		1,279,077
Consumer discretionary 13.47%
Altice NV, Class A2	7,869,893	178,029
Altice NV, Class B2	1,118,127	25,288
Kering SA	410,964	106,294
Galaxy Entertainment Group Ltd.	18,326,000	100,337
Hyundai Motor Co.	653,354	92,018
Naspers Ltd., Class N	364,200	62,843
Sands China Ltd.	13,028,000	60,350
Sony Corp.	1,580,500	53,464
Ctrip.com International, Ltd. (ADR)[2]	967,900	47,572
Toyota Motor Corp.	733,800	39,824
H & M Hennes & Mauritz AB, Class B	1,297,377	33,156
Techtronic Industries Co. Ltd.	7,816,000	31,630
Ryohin Keikaku Co., Ltd.	129,000	28,261
Melco Crown Entertainment Ltd. (ADR)	1,494,400	27,706
Li & Fung Ltd.	60,242,000	26,123
Hyundai Mobis Co., Ltd.	118,300	25,441
William Hill PLC	6,980,000	25,431
Paddy Power Betfair PLC	226,000	24,230
Taylor Wimpey plc	7,580,000	18,339
Elior Group SA	727,200	16,497
Industria de Diseño Textil, SA	444,000	15,650
Publicis Groupe SA	171,042	11,954
Mahindra & Mahindra Ltd.	595,000	11,792
American Funds Insurance Series — International Fund — Page 19 of 191

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
ITV PLC	3,606,676	$9,892
Tele Columbus AG2	1,113,750	9,505
Global Brands Group Holding Ltd.[2]	83,074,000	8,872
B&M European Value Retail SA	1,627,000	6,103
		1,096,601
Information technology 12.92%
Samsung Electronics Co., Ltd.	137,599	253,469
Tencent Holdings Ltd.	8,840,399	253,444
Alibaba Group Holding Ltd. (ADR)[2]	1,873,200	201,987
ASML Holding NV	693,834	92,079
Nintendo Co., Ltd.	246,439	57,188
Murata Manufacturing Co., Ltd.	290,500	41,319
Keyence Corp.	71,800	28,751
Hamamatsu Photonics KK	944,400	27,188
Samsung SDI Co., Ltd.	189,653	23,404
AAC Technologies Holdings Inc.	1,998,500	23,388
Worldpay Group PLC	4,230,200	15,656
Infineon Technologies AG	758,346	15,488
Tata Consultancy Services Ltd.	373,308	13,980
Tech Mahindra Ltd.	661,981	4,681
		1,052,022
Health care 9.82%
Novartis AG	1,967,000	146,005
Teva Pharmaceutical Industries Ltd. (ADR)	3,468,800	111,314
UCB SA	1,272,900	98,735
Grifols, SA, Class B, preferred nonvoting, non-registered shares	3,304,730	62,049
Grifols, SA, Class A, non-registered shares	881,000	21,607
Grifols, SA, Class B (ADR)	793,690	14,981
Takeda Pharmaceutical Co. Ltd.	1,646,500	77,334
Sysmex Corp.	1,161,823	70,442
Merck KGaA	567,900	64,703
Hikma Pharmaceuticals PLC	1,686,275	41,853
Fresenius Medical Care AG & Co. KGaA	351,000	29,600
Shire PLC	415,500	24,264
Fresenius SE & Co. KGaA	231,000	18,564
Chugai Pharmaceutical Co., Ltd.	529,500	18,192
		799,643
Industrials 7.77%
Airbus SE, non-registered shares	2,559,364	194,755
Rolls-Royce Holdings PLC[2]	7,908,900	74,714
Komatsu Ltd.	2,142,000	55,825
Recruit Holdings Co., Ltd.	1,077,000	54,948
Jardine Matheson Holdings Ltd.	646,600	41,544
Abertis Infraestructuras, SA, Class A, non-registered shares	2,201,554	35,464
Babcock International Group PLC	2,695,615	29,788
Nidec Corp.	310,000	29,502
International Container Terminal Services, Inc.	12,890,350	23,096
Ryanair Holdings PLC (ADR)[2]	243,700	20,222
Siemens AG	143,300	19,629
Toshiba Corp.[2]	8,607,000	18,663
Capita PLC	2,220,400	15,704
SMC Corp.	27,000	7,984
American Funds Insurance Series — International Fund — Page 20 of 191

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Alliance Global Group, Inc.	20,000,000	$5,054
Leonardo SPA[2]	355,000	5,033
CK Hutchison Holdings Ltd.	38,028	468
		632,393
Materials 7.64%
HeidelbergCement AG	1,052,809	98,567
Glencore PLC	21,913,000	85,975
Nitto Denko Corp.	1,092,000	84,374
First Quantum Minerals Ltd.	5,739,000	60,978
Vale SA, Class A, preferred nominative (ADR)	6,222,800	55,881
Vale SA, Class A, preferred nominative	109,700	988
Grasim Industries Ltd.	3,031,988	48,981
Fortescue Metals Group Ltd.	8,677,000	41,300
Teck Resources Ltd., Class B	1,547,000	33,828
Rio Tinto PLC	576,000	23,162
Asahi Kasei Corp.	1,875,000	18,189
BASF SE	160,500	15,910
Ambuja Cements Ltd.	4,354,000	15,868
Amcor Ltd.	1,116,000	12,841
Akzo Nobel NV	133,401	11,062
UltraTech Cement Ltd.	121,816	7,475
Syngenta AG	14,150	6,245
		621,624
Consumer staples 7.46%
Nestlé SA	1,317,700	101,098
AMOREPACIFIC Corp.	355,274	89,112
Pernod Ricard SA	717,437	84,879
British American Tobacco PLC	1,126,000	74,771
Associated British Foods PLC	2,184,988	71,341
Treasury Wine Estates Ltd.	6,529,100	61,006
Imperial Brands PLC	1,043,000	50,533
Meiji Holdings Co., Ltd.	429,500	35,763
Thai Beverage PCL	17,400,000	11,693
Glanbia PLC	576,122	11,127
Kao Corp.	184,000	10,088
Ajinomoto Co., Inc.	322,000	6,353
		607,764
Utilities 5.91%
Power Grid Corp. of India Ltd.	35,497,206	107,856
ENN Energy Holdings Ltd.	13,136,000	73,950
DONG Energy AS	1,666,324	64,253
Cheung Kong Infrastructure Holdings Ltd.	7,942,000	62,338
China Gas Holdings Ltd.	31,610,000	50,924
EDP - Energias de Portugal, SA	14,824,615	50,212
SSE PLC	2,187,904	40,461
China Resources Gas Group Ltd.	5,340,000	18,896
Engie SA	605,515	8,578
ACCIONA, SA	43,593	3,494
		480,962
American Funds Insurance Series — International Fund — Page 21 of 191

unaudited
Common stocks Energy 4.13%	Shares	Value (000)
Royal Dutch Shell PLC, Class B	2,926,561	$80,099
Royal Dutch Shell PLC, Class A	2,139,920	56,196
Oil Search Ltd.	8,643,000	47,675
Suncor Energy Inc.	1,433,000	43,997
TOTAL SA	742,357	37,550
Canadian Natural Resources, Ltd.	769,200	25,184
Enbridge Inc. (CAD denominated)	434,757	18,213
BP PLC	2,683,969	15,386
Tullow Oil PLC	4,096,000	12,009
		336,309
Telecommunication services 3.28%
Nippon Telegraph and Telephone Corp.	1,948,000	83,148
SoftBank Group Corp.	911,900	64,397
MTN Group Ltd.	3,441,991	31,300
KDDI Corp.	1,189,500	31,220
BT Group PLC	4,882,500	19,465
Bharti Airtel Ltd.	2,530,000	13,639
TalkTalk Telecom Group PLC	4,279,000	10,160
Intouch Holdings PCL	4,631,000	7,513
Idea Cellular Ltd.	4,557,339	6,025
		266,867
Real estate 1.83%
Cheung Kong Property Holdings Ltd.	12,918,528	87,021
Ayala Land, Inc.	53,650,700	35,340
Sun Hung Kai Properties Ltd.	1,798,666	26,431
		148,792
Miscellaneous 1.66%
Other common stocks in initial period of acquisition		135,197
Total common stocks (cost: $6,511,489,000)		7,457,251
Bonds, notes & other debt instruments 0.76% Corporate bonds & notes 0.48% Materials 0.45%	Principal amount (000)
First Quantum Minerals Ltd. 7.00% 2021[3]	$3,725	3,855
First Quantum Minerals Ltd. 7.25% 2022[3]	25,720	26,588
Vale Overseas Ltd. 6.875% 2036	955	1,031
Vale Overseas Ltd. 6.875% 2039	4,685	5,034
Vale SA 5.625% 2042	65	62
		36,570
Energy 0.03%
Genel Energy Finance 3 Ltd. 7.50% 2019[3]	3,000	2,400
Total corporate bonds & notes		38,970
U.S. Treasury bonds & notes 0.28% U.S. Treasury 0.28%
U.S. Treasury 0.875% 2017[4]	22,835	22,837
Total U.S. Treasury bonds & notes		22,837
Total bonds, notes & other debt instruments (cost: $51,560,000)		61,807
American Funds Insurance Series — International Fund — Page 22 of 191

unaudited
Short-term securities 7.50%	Principal amount (000)	Value (000)
American Honda Finance Corp. 0.93% due 4/21/2017	$15,000	$14,993
Bank of Montreal 1.08%–1.10% due 4/3/2017–4/18/2017	65,900	65,888
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.88% due 4/7/2017	51,200	51,191
Caisse d’Amortissement de la Dette Sociale 0.86% due 4/6/2017[3]	30,000	29,996
Canadian Imperial Bank of Commerce 0.95% due 5/1/2017[3]	40,000	39,969
CPPIB Capital Inc. 0.80% due 4/19/2017[3]	40,800	40,782
Federal Home Loan Bank 0.55% due 4/21/2017–4/26/2017	55,000	54,978
Liberty Street Funding Corp. 1.00% due 5/9/2017[3]	35,000	34,963
Mizuho Bank, Ltd. 1.08%–1.10% due 4/13/2017–5/25/2017[3]	60,000	59,950
Nestlé Finance International Ltd. 0.84% due 4/18/2017	50,000	49,981
Sumitomo Mitsui Banking Corp. 0.88% due 5/9/2017[3]	30,000	29,969
Total Capital Canada Ltd. 0.93% due 4/12/2017–5/17/2017[3]	59,700	59,661
Toyota Credit Canada Inc. 0.99% due 5/2/2017	30,000	29,976
U.S. Treasury Bills 0.52% due 4/6/2017	13,100	13,099
Victory Receivables Corp. 1.02% due 4/18/2017–4/19/2017[3]	35,000	34,980
Total short-term securities (cost: $610,374,000)		610,376
Total investment securities 99.86% (cost: $7,173,423,000)		8,129,434
Other assets less liabilities 0.14%		11,675
Net assets 100.00%		$8,141,109
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — International Fund — Page 23 of 191

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2017 (000)
Purchases (000)	Sales (000)
USD23,575	JPY2,686,677	JPMorgan Chase	4/20/2017	$(577)
USD47,130	JPY5,373,353	Citibank	4/20/2017	(1,173)
USD8,977	EUR8,477	HSBC Bank	4/21/2017	(75)
USD16,421	EUR15,545	Barclays Bank PLC	4/21/2017	(178)
USD3,874	EUR3,666	HSBC Bank	4/27/2017	(41)
USD59,030	JPY6,682,000	Barclays Bank PLC	4/27/2017	(1,055)
USD4,370	EUR4,060	JPMorgan Chase	4/28/2017	33
				$(3,066)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $229,170,000, which represented 2.81% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $363,113,000, which represented 4.46% of the net assets of the fund.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $3,078,000, which represented .04% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
HKD = Hong Kong dollars
JPY = Japanese yen
USD/$ = U.S. dollars
American Funds Insurance Series — International Fund — Page 24 of 191

New World Fund®
Investment portfolio
March 31, 2017
unaudited
Common stocks 87.72% Information technology 19.70%	Shares	Value (000)
Murata Manufacturing Co., Ltd.	584,000	$83,065
Taiwan Semiconductor Manufacturing Co., Ltd.	9,887,000	61,585
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	540,000	17,734
Alphabet Inc., Class C1	69,700	57,820
Alphabet Inc., Class A1	16,900	14,328
AAC Technologies Holdings Inc.	5,896,100	69,002
Facebook, Inc., Class A1	399,100	56,692
Microsoft Corp.	729,000	48,012
Broadcom Ltd.	159,750	34,979
Baidu, Inc., Class A (ADR)[1]	177,600	30,640
Alibaba Group Holding Ltd. (ADR)[1]	278,550	30,036
Yandex NV, Class A1	1,278,900	28,046
MasterCard Inc., Class A	131,000	14,734
Intel Corp.	408,460	14,733
Samsung Electronics Co., Ltd., nonvoting preferred	6,200	8,888
Samsung Electronics Co., Ltd.	2,500	4,605
Tencent Holdings Ltd.	320,500	9,188
ASM Pacific Technology Ltd.	508,000	6,909
Halma PLC	527,600	6,769
ASML Holding NV	48,500	6,436
Apple Inc.	42,100	6,048
Juniper Networks, Inc.	188,800	5,254
Hexagon AB, Class B	106,800	4,291
EPAM Systems, Inc.[1]	40,500	3,059
VeriSign, Inc.[1]	18,000	1,568
		624,421
Financials 12.36%
YES Bank Ltd.	2,505,000	59,669
HDFC Bank Ltd.[2]	1,891,100	42,700
HDFC Bank Ltd. (ADR)	208,400	15,676
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	7,928,300	48,852
Housing Development Finance Corp. Ltd.	1,645,700	38,069
AIA Group Ltd.	4,611,600	29,077
Capitec Bank Holdings Ltd.	413,615	23,473
Sberbank of Russia	1,832,500	21,140
Indiabulls Housing Finance Ltd.	1,322,319	20,318
Industrial and Commercial Bank of China Ltd., Class H	27,600,000	18,041
Kotak Mahindra Bank Ltd.	1,195,772	16,062
Prudential PLC	705,920	14,912
Chubb Ltd.	90,000	12,263
Itaú Unibanco Holding SA, preferred nominative	1,010,000	12,227
UniCredit SpA	758,482	11,692
Moscow Exchange MICEX-RTS PJSC	3,900,000	7,727
China Construction Bank Corp., Class H	535	—
		391,898
American Funds Insurance Series — New World Fund — Page 25 of 191

unaudited
Common stocks Consumer discretionary 11.24%	Shares	Value (000)
Naspers Ltd., Class N	256,919	$44,332
Matahari Department Store Tbk PT	38,129,000	37,698
Domino’s Pizza, Inc.	198,400	36,565
Kroton Educacional SA, ordinary nominative	7,721,000	32,753
MakeMyTrip Ltd., non-registered shares[1]	690,100	23,878
Sony Corp.	700,000	23,679
Maruti Suzuki India Ltd.	249,500	23,114
Starbucks Corp.	380,000	22,188
Estácio Participações SA, ordinary nominative	3,391,000	17,190
Ctrip.com International, Ltd. (ADR)[1]	339,500	16,686
Mr Price Group Ltd.	1,276,200	15,210
Priceline Group Inc.[1]	4,500	8,010
Suzuki Motor Corp.	145,000	6,020
Lojas Renner SA, ordinary nominative	675,000	5,994
NIKE, Inc., Class B	102,900	5,735
Peugeot SA1	238,000	4,792
Toyota Motor Corp.	87,000	4,722
Ryohin Keikaku Co., Ltd.	20,800	4,557
Motherson Sumi Systems Ltd.[1]	795,361	4,555
Twenty-First Century Fox, Inc., Class A	136,000	4,405
Samsonite International SA	1,032,000	3,758
Gree Electric Appliances, Inc. of Zhuhai., Class A	815,955	3,753
Wynn Macau, Ltd.	1,200,000	2,443
Steinhoff International Holdings NV	458,500	2,193
Mahindra & Mahindra Ltd.	96,738	1,917
		356,147
Energy 8.64%
Reliance Industries Ltd.[1]	5,743,302	116,830
United Tractors Tbk PT	12,235,000	24,331
Hess Corp.	355,800	17,153
Royal Dutch Shell PLC, Class B	600,000	16,422
Royal Dutch Shell PLC, Class A	11,915	313
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[1]	1,665,274	16,136
LUKOIL Oil Co. PJSC (ADR)	303,000	16,047
Galp Energia, SGPS, SA, Class B	1,057,173	16,043
Schlumberger Ltd.	203,500	15,893
Oil Search Ltd.	2,529,200	13,951
Noble Energy, Inc.	273,900	9,406
CNOOC Ltd.	5,321,100	6,354
Halliburton Co.	97,800	4,813
		273,692
Consumer staples 8.04%
British American Tobacco PLC	1,440,000	95,621
Lenta Ltd. (GDR)[1]	4,126,200	28,058
Lenta Ltd. (GDR)[1,3]	244,500	1,663
CP ALL PCL	17,121,500	29,397
Nestlé SA	312,196	23,953
Lion Corp.	965,000	17,353
Philip Morris International Inc.	150,000	16,935
GRUMA, SAB de CV, Series B	913,399	12,856
Kimberly-Clark de México, SAB de CV, Class A	3,900,000	8,464
Pernod Ricard SA	47,200	5,584
Uni-Charm Corp.	174,300	4,176
American Funds Insurance Series — New World Fund — Page 26 of 191

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Procter & Gamble Co.	43,393	$3,899
Coca-Cola HBC AG (CDI)	147,100	3,798
Becle, SA de CV1	1,141,200	2,016
AMOREPACIFIC Corp.	3,594	902
		254,675
Materials 7.40%
ArcelorMittal SA1	6,692,413	56,302
Randgold Resources Ltd.	529,600	46,215
Vale SA, Class A, preferred nominative	4,180,000	37,666
Klabin SA, units	4,487,400	21,716
Air Products and Chemicals, Inc.	120,000	16,235
Chr. Hansen Holding A/S	170,000	10,911
Dow Chemical Co.	165,000	10,484
First Quantum Minerals Ltd.	875,900	9,307
Glencore PLC	2,340,000	9,181
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[1]	854,600	7,751
Koninklijke DSM NV	102,900	6,961
Air Liquide SA2	15,000	1,714
Air Liquide SA, bonus shares[2]	1,875	214
		234,657
Industrials 5.59%
Airbus SE, non-registered shares	612,229	46,588
Eicher Motors Ltd.[1]	104,200	41,060
Grupo Aeroportuario del Sureste, SA de CV, Series B	1,315,200	22,835
Boeing Co.	100,300	17,739
Johnson Controls International PLC	365,975	15,415
Komatsu Ltd.	470,300	12,257
ASSA ABLOY AB, Class B	423,158	8,703
Edenred SA	211,700	5,002
Grupo Aeroportuario del Pacífico SAB de CV	495,482	4,820
MTU Aero Engines AG	20,500	2,667
		177,086
Health care 4.30%
Hypermarcas SA, ordinary nominative	3,933,700	36,439
CSL Ltd.	269,500	25,805
Hikma Pharmaceuticals PLC	826,500	20,514
China Biologic Products, Inc.[1]	138,300	13,848
Cochlear Ltd.	112,500	11,623
Straumann Holding AG	21,500	9,976
Thermo Fisher Scientific Inc.	47,400	7,281
AstraZeneca PLC	108,800	6,696
Novartis AG	55,300	4,105
		136,287
Utilities 2.93%
Infraestructura Energética Nova, SAB de CV	13,547,613	64,560
China Resources Gas Group Ltd.	6,598,000	23,347
China Gas Holdings Ltd.	3,086,600	4,973
		92,880
American Funds Insurance Series — New World Fund — Page 27 of 191

unaudited
Common stocks Telecommunication services 1.72%	Shares	Value (000)
SoftBank Group Corp.	382,500	$27,012
Reliance Communications Ltd.[1]	27,809,331	16,403
Perusahaan Perseroan (Persero) Telekomunikasi Indonesia Tbk PT, Class B	24,009,800	7,441
Vodafone Group PLC (ADR)	136,000	3,594
		54,450
Real estate 1.06%
American Tower Corp. REIT	236,800	28,781
Fibra Uno Administración, SA de CV REIT	2,870,496	4,918
Ayala Land, Inc., preference shares[1,2]	15,000,000	27
		33,726
Miscellaneous 4.74%
Other common stocks in initial period of acquisition		150,329
Total common stocks (cost: $2,360,934,000)		2,780,248
Rights & warrants 1.29% Consumer staples 1.14%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2018[2,3]	5,330,000	26,921
Shanghai Jahwa United Co., Ltd., Class A, warrants, expire 2018[2,3]	2,100,000	9,187
		36,108
Consumer discretionary 0.15%
Gree Electric Appliances, Inc. of Zhuhai., Class A, warrants, expire 2018[2,3]	1,028,900	4,733
Total rights & warrants (cost: $40,814,000)		40,841
Bonds, notes & other debt instruments 4.64% Bonds & notes of governments & government agencies outside the U.S. 4.06%	Principal amount (000)
Argentine Republic 8.75% 2017	$ 475	483
Argentine Republic 21.20% 2018	ARS1,830	125
Argentine Republic 22.75% 2018	7,930	539
Argentine Republic 2.50% 2021[4]	5,652	384
Argentine Republic 6.875% 2021[3]	$700	752
Argentine Republic 18.20% 2021	ARS7,995	558
Argentine Republic 7.50% 2026[3]	$1,125	1,196
Argentine Republic 7.50% 2026	300	319
Argentine Republic 15.50% 2026	ARS2,775	191
Argentine Republic 8.28% 2033[5,6]	$1,318	1,415
Argentine Republic 0% 2035	5,800	581
Argentine Republic 7.125% 2036[3]	800	775
Argentine Republic 7.625% 2046[3]	1,298	1,322
Brazil (Federative Republic of) 0% 2018	BRL3,000	857
Brazil (Federative Republic of) 0% 2019	3,700	1,010
Brazil (Federative Republic of) 10.00% 2023	1,000	321
Brazil (Federative Republic of) 4.25% 2025	$400	395
Brazil (Federative Republic of) 10.00% 2025	BRL5,000	1,599
Brazil (Federative Republic of) 5.625% 2047	$2,245	2,183
Buenos Aires (City of) 8.95% 2021[5]	1,055	1,182
Colombia (Republic of) 4.50% 2026	250	265
Colombia (Republic of), Series B, 10.00% 2024	COP1,356,500	567
Colombia (Republic of), Series B, 6.00% 2028	3,960,300	1,302
American Funds Insurance Series — New World Fund — Page 28 of 191

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Dominican Republic 9.04% 2018[5]	$44	$45
Dominican Republic 7.50% 2021[5]	800	886
Dominican Republic 5.50% 2025[3]	970	991
Dominican Republic 8.625% 2027[3,5]	575	683
Dominican Republic 7.45% 2044[3]	1,125	1,249
Dominican Republic 7.45% 2044	1,100	1,221
Dominican Republic 6.85% 2045[3]	500	520
Egypt (Arab Republic of) 7.50% 2027[3]	640	681
Egypt (Arab Republic of) 8.50% 2047[3]	490	528
Ghana (Republic of) 7.875% 2023	2,295	2,232
Greece (Hellenic Republic of) 3.375% 2017	€170	179
Greece (Hellenic Republic of) 3.00% 2023[7]	35	31
Greece (Hellenic Republic of) 3.00% 2024[7]	35	30
Greece (Hellenic Republic of) 3.00% 2025[7]	35	30
Greece (Hellenic Republic of) 3.00% 2026[7]	35	29
Greece (Hellenic Republic of) 3.00% 2027[7]	35	29
Greece (Hellenic Republic of) 3.00% 2028[7]	35	28
Greece (Hellenic Republic of) 3.00% 2029[7]	35	27
Greece (Hellenic Republic of) 3.00% 2030[7]	35	27
Greece (Hellenic Republic of) 3.00% 2031[7]	35	26
Greece (Hellenic Republic of) 3.00% 2032[7]	35	26
Greece (Hellenic Republic of) 3.00% 2033[7]	35	26
Greece (Hellenic Republic of) 3.00% 2034[7]	35	25
Greece (Hellenic Republic of) 3.00% 2035[7]	35	25
Greece (Hellenic Republic of) 3.00% 2036[7]	35	25
Greece (Hellenic Republic of) 3.00% 2037[7]	35	25
Greece (Hellenic Republic of) 3.00% 2038[7]	35	25
Greece (Hellenic Republic of) 3.00% 2039[7]	35	25
Greece (Hellenic Republic of) 3.00% 2040[7]	35	25
Greece (Hellenic Republic of) 3.00% 2041[7]	35	25
Greece (Hellenic Republic of) 3.00% 2042[7]	35	25
Hungary 5.375% 2023	$300	331
Hungary, Series B, 5.50% 2025	HUF240,000	975
India (Republic of) 7.80% 2021	INR149,700	2,395
India (Republic of) 8.83% 2023	114,800	1,935
India (Republic of) 8.40% 2024	52,100	865
Indonesia (Republic of) 4.875% 2021	$1,500	1,607
Indonesia (Republic of) 3.75% 2022	650	664
Indonesia (Republic of) 4.75% 2026[3]	2,100	2,240
Indonesia (Republic of) 5.25% 2042	550	590
Jordan (Hashemite Kingdom of) 6.125% 2026[3]	230	236
Jordan (Hashemite Kingdom of) 5.75% 2027[3]	230	226
Kazakhstan (Republic of) 5.125% 2025[3]	400	436
Kazakhstan (Republic of) 6.50% 2045[3]	800	950
Kenya (Republic of) 6.875% 2024	1,350	1,348
Kenya (Republic of) 6.875% 2024[3]	900	899
Kuwait (State of) 2.75% 2022[3]	550	551
Morocco (Kingdom of) 4.25% 2022	1,400	1,452
Morocco (Kingdom of) 4.25% 2022[3]	250	259
Morocco (Kingdom of) 5.50% 2042	2,200	2,354
Nigeria (Federal Republic of) 6.375% 2023	1,025	1,043
Pakistan (Islamic Republic of) 5.50% 2021[3]	900	926
Pakistan (Islamic Republic of) 8.25% 2024	300	333
Pakistan (Islamic Republic of) 8.25% 2025[3]	410	460
Pakistan (Islamic Republic of) 8.25% 2025	300	336
American Funds Insurance Series — New World Fund — Page 29 of 191

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Paraguay (Republic of) 5.00% 2026[3]	$500	$523
Paraguay (Republic of) 4.70% 2027[3]	200	203
Peru (Republic of) 2.75% 2026	€855	1,004
Peru (Republic of) 4.125% 2027	$990	1,069
Peru (Republic of) 6.55% 2037[5]	382	495
Peru (Republic of) 5.625% 2050	130	155
Poland (Republic of), Series 0922, 5.75% 2022	PLN4,300	1,237
Poland (Republic of), Series 1023, 4.00% 2023	1,500	399
Russian Federation 7.50% 2021	RUB100,000	1,757
Russian Federation 7.60% 2021	36,000	635
Russian Federation 7.00% 2023	49,000	843
Russian Federation 8.15% 2027	2,470,000	45,174
Saudi Arabia (Kingdom of) 2.375% 2021[3]	$375	369
Saudi Arabia (Kingdom of) 3.25% 2026[3]	810	789
South Africa (Republic of), Series R-186, 10.50% 2026	ZAR17,600	1,452
South Africa (Republic of), Series R-214, 6.50% 2041	14,450	761
Sri Lanka (Democratic Socialist Republic of) 6.00% 2019	$400	415
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	200	207
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	200	207
Turkey (Republic of) 5.625% 2021	1,700	1,779
Turkey (Republic of) 2.00% 2024[4]	TRY1,265	411
Turkey (Republic of) 9.00% 2024	3,455	873
Turkey (Republic of) 8.00% 2025	3,750	885
Turkey (Republic of) 4.875% 2026	$3,020	2,915
Turkey (Republic of) 6.75% 2040	1,000	1,072
Turkey (Republic of) 6.00% 2041	650	644
Turkey (Republic of) 4.875% 2043	300	258
United Mexican States 4.00% 2023	1,400	1,445
United Mexican States 3.60% 2025	2,275	2,275
United Mexican States 4.125% 2026	700	721
United Mexican States 4.15% 2027	700	713
United Mexican States 4.00% 2040[4]	MXN5,155	292
United Mexican States 4.35% 2047	$465	429
United Mexican States, Series M, 6.50% 2021	MXN7,500	396
United Mexican States, Series M20, 10.00% 2024	11,000	692
United Mexican States, Series M, 5.75% 2026	10,000	489
Venezuela (Bolivarian Republic of) 12.75% 2022[5]	$90	52
Venezuela (Bolivarian Republic of) 8.25% 2024	85	37
Venezuela (Bolivarian Republic of) 9.25% 2027	1,000	468
Venezuela (Bolivarian Republic of) 9.25% 2028	45	19
Venezuela (Bolivarian Republic of) 11.95% 2031[5]	405	221
Venezuela (Bolivarian Republic of) 9.375% 2034	40	18
Venezuela (Bolivarian Republic of) 7.00% 2038	60	24
Zambia (Republic of) 8.97% 2027[3,5]	2,355	2,468
		128,771
Corporate bonds & notes 0.53% Energy 0.30%
Ecopetrol SA 5.875% 2045	210	193
Gazprom OJSC 6.51% 2022[3]	600	666
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	600	623
Petrobras Global Finance Co. 8.375% 2021	500	567
Petrobras Global Finance Co. 6.125% 2022	275	289
Petrobras Global Finance Co. 4.375% 2023	310	294
Petrobras Global Finance Co. 6.25% 2024	90	93
American Funds Insurance Series — New World Fund — Page 30 of 191

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petrobras Global Finance Co. 8.75% 2026	$850	$986
Petrobras Global Finance Co. 6.85% 2115	890	798
Petróleos Mexicanos 5.50% 2021	420	446
Petróleos Mexicanos 6.375% 2021	655	712
Petróleos Mexicanos 3.50% 2023	295	282
Petróleos Mexicanos 4.875% 2024	250	253
Petróleos Mexicanos 6.875% 2026	1,000	1,112
Petróleos Mexicanos 6.50% 2041	250	249
Petróleos Mexicanos 5.625% 2046	1,010	903
YPF SA 8.50% 2025[3]	860	935
		9,401
Financials 0.08%
BBVA Bancomer SA 6.50% 2021[3]	525	577
HSBK (Europe) BV 7.25% 2021[3]	1,125	1,225
VEB Finance Ltd. 6.902% 2020	600	660
		2,462
Telecommunication services 0.05%
Digicel Group Ltd. 8.25% 2020[3]	600	518
Digicel Group Ltd. 6.00% 2021[3]	750	685
Digicel Group Ltd. 7.125% 2022[3]	350	274
		1,477
Industrials 0.04%
Brunswick Rail Finance Ltd. 6.50% 2017	850	618
Brunswick Rail Finance Ltd. 6.50% 2017[3]	550	400
Lima Metro Line Finance Ltd. 5.875% 2034[3,5]	335	358
		1,376
Utilities 0.03%
Eskom Holdings Ltd. 5.75% 2021[3]	985	993
Other mortgage-backed securities 0.02%
Export Credit Bank of Turkey 5.375% 2021[3]	590	595
Materials 0.01%
Vale Overseas Ltd. 6.25% 2026	320	348
Consumer discretionary 0.00%
Grupo Televisa, SAB 7.25% 2043	MXN2,000	82
Total corporate bonds & notes		16,734
U.S. Treasury bonds & notes 0.05% U.S. Treasury 0.05%
U.S. Treasury 0.875% 2017	$1,500	1,500
Total U.S. Treasury bonds & notes		1,500
Total bonds, notes & other debt instruments (cost: $130,543,000)		147,005
American Funds Insurance Series — New World Fund — Page 31 of 191

unaudited
Short-term securities 5.80%	Principal amount (000)	Value (000)
Federal Home Loan Bank 0.70% due 5/17/2017	$19,200	$19,182
Gotham Funding Corp. 1.15% due 4/3/2017[3]	1,200	1,200
KfW 0.95% due 4/12/2017[3]	75,000	74,982
Liberty Street Funding Corp. 1.22% due 7/5/2017[3]	24,300	24,225
Nordea Bank AB 0.94% due 4/17/2017[3]	23,200	23,190
Total Capital Canada Ltd. 0.99% due 6/8/2017[3]	41,100	41,025
Total short-term securities (cost: $183,796,000)		183,804
Total investment securities 99.45% (cost: $2,716,087,000)		3,151,898
Other assets less liabilities 0.55%		17,413
Net assets 100.00%		$3,169,311
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — New World Fund — Page 32 of 191

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2017 (000)
Purchases (000)	Sales (000)
USD663	INR44,350	Citibank	4/10/2017	$(19)
USD3,846	INR257,150	JPMorgan Chase	4/10/2017	(109)
USD932	ZAR12,200	Bank of America, N.A.	4/13/2017	25
USD1,340	JPY153,000	Bank of America, N.A.	4/13/2017	(36)
USD553	JPY63,000	UBS AG	4/20/2017	(13)
USD794	COP2,311,700	JPMorgan Chase	4/24/2017	(7)
USD560	EUR530	HSBC Bank	4/27/2017	(6)
USD291	ZAR3,700	JPMorgan Chase	4/28/2017	17
USD481	TRY1,775	Bank of America, N.A.	5/10/2017	(2)
USD287	EUR265	HSBC Bank	5/23/2017	4
				$(146)

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $85,496,000, which represented 2.70% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $234,584,000, which represented 7.40% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[7]	Step bond; coupon rate will increase at a later date.

Key to abbreviations and symbols
ADR = American Depositary Receipts
ARS = Argentine pesos
BRL = Brazilian reais
CDI = CREST Depository Interest
COP = Colombian pesos
EUR/€ = Euros
GDR = Global Depositary Receipts
HUF = Hungarian forints
INR = Indian rupees
JPY/¥ = Japanese yen
MXN = Mexican pesos
PLN = Polish zloty
RUB = Russian rubles
TRY = Turkish lira
USD/$ = U.S. dollars
ZAR = South African rand
American Funds Insurance Series — New World Fund — Page 33 of 191

Blue Chip Income and Growth Fund
Investment portfolio
March 31, 2017
unaudited
Common stocks 95.02% Information technology 14.39%	Shares	Value (000)
Apple Inc.	1,983,180	$284,904
Intel Corp.	7,487,200	270,063
Texas Instruments Inc.	2,630,000	211,873
Western Union Co.	8,225,000	167,379
Oracle Corp.	3,150,000	140,521
Microsoft Corp.	1,400,000	92,204
Broadcom Ltd.	395,000	86,489
International Business Machines Corp.	330,000	57,466
		1,310,899
Health care 13.98%
AbbVie Inc.	6,753,800	440,078
Amgen Inc.	2,366,500	388,272
Medtronic PLC	1,460,000	117,618
Teva Pharmaceutical Industries Ltd. (ADR)	3,145,800	100,949
Bristol-Myers Squibb Co.	1,125,000	61,177
Novartis AG (ADR)	708,500	52,620
Gilead Sciences, Inc.	636,512	43,232
Abbott Laboratories	850,000	37,748
Merck & Co., Inc.	500,000	31,770
		1,273,464
Financials 13.87%
JPMorgan Chase & Co.	3,678,200	323,093
Wells Fargo & Co.	5,106,000	284,200
Prudential Financial, Inc.	2,649,000	282,595
American International Group, Inc.	2,536,750	158,369
Citigroup Inc.	2,312,000	138,304
U.S. Bancorp	1,000,000	51,500
HSBC Holdings PLC (ADR)	626,866	25,589
		1,263,650
Consumer staples 13.57%
Altria Group, Inc.	4,670,000	333,531
Philip Morris International Inc.	1,678,900	189,548
Kimberly-Clark Corp.	1,395,800	183,729
Kellogg Co.	1,737,400	126,153
Reynolds American Inc.	1,607,000	101,273
Kraft Heinz Co.	776,666	70,529
Mondelez International, Inc.	1,580,000	68,066
Coca-Cola Co.	1,250,000	53,050
Conagra Brands, Inc.	1,200,000	48,408
PepsiCo, Inc.	400,000	44,744
Lamb Weston Holdings, Inc.	400,000	16,824
		1,235,855
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 34 of 191

unaudited
Common stocks Energy 9.14%	Shares	Value (000)
Canadian Natural Resources, Ltd.	7,677,150	$251,734
Halliburton Co.	4,280,800	210,658
Exxon Mobil Corp.	2,054,000	168,449
Noble Energy, Inc.	2,488,000	85,438
ConocoPhillips	1,500,000	74,805
Royal Dutch Shell PLC, Class B (ADR)	750,000	41,872
		832,956
Industrials 8.56%
CSX Corp.	2,850,000	132,667
Norfolk Southern Corp.	952,000	106,595
Illinois Tool Works Inc.	650,000	86,106
General Dynamics Corp.	450,000	84,240
Union Pacific Corp.	750,000	79,440
General Electric Co.	2,400,000	71,520
Rockwell Automation	450,000	70,070
Boeing Co.	371,400	65,686
United Technologies Corp.	500,000	56,105
United Parcel Service, Inc., Class B	250,000	26,825
		779,254
Telecommunication services 5.48%
Verizon Communications Inc.	4,265,171	207,927
AT&T Inc.	4,181,000	173,720
CenturyLink, Inc.	4,966,000	117,049
		498,696
Consumer discretionary 5.21%
Las Vegas Sands Corp.	2,649,000	151,178
Amazon.com, Inc.[1]	104,500	92,643
General Motors Co.	2,000,000	70,720
McDonald’s Corp.	500,000	64,805
Royal Caribbean Cruises Ltd.	500,000	49,055
Viacom Inc., Class B	992,850	46,287
		474,688
Materials 4.05%
Freeport-McMoRan Inc.[1]	10,720,000	143,219
Vale SA, Class A, preferred nominative (ADR)	11,148,737	100,116
Vale SA, ordinary nominative (ADR)	460,500	4,375
Dow Chemical Co.	850,000	54,009
Praxair, Inc.	375,000	44,475
International Flavors & Fragrances Inc.	168,000	22,265
		368,459
Utilities 1.63%
Exelon Corp.	2,263,000	81,423
Southern Co.	1,000,000	49,780
Xcel Energy Inc.	250,000	11,112
NextEra Energy, Inc.	50,000	6,419
		148,734
Real estate 0.41%
Crown Castle International Corp. REIT	400,000	37,780
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 35 of 191

unaudited
Common stocks Miscellaneous 4.73%	Shares	Value (000)
Other common stocks in initial period of acquisition		$430,447
Total common stocks (cost: $6,774,707,000)		8,654,882
Short-term securities 5.02%	Principal amount (000)
CAFCO, LLC 0.98% due 5/8/2017[2]	$19,900	19,881
Chevron Corp. 0.87% due 5/22/2017[2]	9,000	8,989
ExxonMobil Corp. 0.83% due 5/2/2017	22,500	22,483
Federal Home Loan Bank 0.52%–0.55% due 4/4/2017–5/16/2017	164,600	164,545
General Electric Co. 0.83% due 4/3/2017	38,200	38,197
Merck & Co. Inc. 0.84% due 5/9/2017[2]	20,000	19,982
Pfizer Inc. 0.86% due 6/7/2017[2]	15,000	14,975
Procter & Gamble Co. 0.80% due 4/28/2017[2]	25,000	24,985
United Parcel Service Inc. 0.66% due 4/3/2017[2]	18,900	18,899
Wal-Mart Stores, Inc. 0.81%–0.83% due 4/11/2017–4/17/2017[2]	124,300	124,265
Total short-term securities (cost: $457,214,000)		457,201
Total investment securities 100.04% (cost: $7,231,921,000)		9,112,083
Other assets less liabilities (0.04)%		(3,699)
Net assets 100.00%		$9,108,384
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $231,976,000, which represented 2.55% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 36 of 191

Global Growth and Income Fund
Investment portfolio
March 31, 2017
unaudited
Common stocks 92.02% Information technology 19.96%	Shares	Value (000)
Microsoft Corp.	1,080,000	$71,129
Taiwan Semiconductor Manufacturing Co., Ltd.	10,845,800	67,557
Broadcom Ltd.	260,000	56,930
Nintendo Co., Ltd.	225,000	52,213
Apple Inc.	185,000	26,577
Murata Manufacturing Co., Ltd.	183,000	26,029
Facebook, Inc., Class A1	145,000	20,597
AAC Technologies Holdings Inc.	1,503,500	17,596
TE Connectivity Ltd.	200,000	14,910
Alphabet Inc., Class C1	9,000	7,466
Alphabet Inc., Class A1	6,000	5,087
Alibaba Group Holding Ltd. (ADR)[1]	110,000	11,861
TEMENOS Group AG (Switzerland)	128,000	10,172
Vanguard International Semiconductor Corp.	5,000,000	9,525
Halma PLC	610,000	7,826
Juniper Networks, Inc.	180,000	5,009
Intel Corp.	120,600	4,350
		414,834
Industrials 10.53%
Airbus SE, non-registered shares	485,000	36,906
Lockheed Martin Corp.	85,500	22,880
Boeing Co.	120,000	21,223
Flughafen Zürich AG	95,000	20,249
Grupo Aeroportuario del Pacífico SAB de CV	2,080,000	20,233
United Continental Holdings, Inc.[1]	225,000	15,894
Komatsu Ltd.	520,000	13,552
Mitsubishi Electric Corp.	910,000	13,054
Ryanair Holdings PLC (ADR)[1]	141,375	11,731
American Airlines Group Inc.	260,000	10,998
Deutsche Post AG	300,000	10,275
General Electric Co.	340,000	10,132
Safran SA	90,000	6,724
Abertis Infraestructuras, SA, Class A, non-registered shares	208,372	3,357
Meggitt PLC	284,455	1,587
		218,795
Consumer discretionary 10.18%
ProSiebenSat.1 Media SE	616,945	27,317
Amazon.com, Inc.[1]	25,000	22,163
Home Depot, Inc.	135,000	19,822
Continental AG	81,000	17,757
Sony Corp.	480,000	16,237
Berkeley Group Holdings PLC	370,000	14,867
Vivendi SA	715,200	13,905
McDonald’s Corp.	100,000	12,961
American Funds Insurance Series — Global Growth and Income Fund — Page 37 of 191

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Comcast Corp., Class A	320,000	$12,029
HUGO BOSS AG	150,000	10,947
Carnival Corp., units	138,000	8,130
Steinhoff International Holdings NV	1,600,000	7,653
Ulta Beauty, Inc.[1]	26,000	7,416
Pearson PLC	860,000	7,354
adidas AG	28,000	5,326
Dixons Carphone PLC	1,050,000	4,178
SES SA, Class A (FDR)	150,000	3,489
		211,551
Financials 10.17%
YES Bank Ltd.	860,000	20,485
Capital One Financial Corp.	205,000	17,765
CME Group Inc., Class A	145,500	17,286
Prudential PLC	807,000	17,047
First Republic Bank	155,000	14,541
Blackstone Group LP	474,250	14,085
CenterState Banks, Inc.	475,945	12,327
Indiabulls Housing Finance Ltd.	750,000	11,524
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	1,750,000	10,783
CIT Group Inc.	250,000	10,733
Wells Fargo & Co.	180,000	10,019
Itaú Unibanco Holding SA, preferred nominative (ADR)	742,500	8,962
JPMorgan Chase & Co.	92,000	8,081
AIA Group Ltd.	1,220,000	7,692
Toronto-Dominion Bank	150,000	7,513
ABN AMRO Group NV, depository receipts	275,000	6,674
National Australia Bank Ltd.	244,000	6,215
BlackRock, Inc.	13,500	5,177
Fairfax Financial Holdings Ltd., subordinate voting (CAD denominated)	10,000	4,551
		211,460
Consumer staples 8.55%
British American Tobacco PLC	1,217,000	80,813
Nestlé SA	579,700	44,477
Costco Wholesale Corp.	96,606	16,200
Walgreens Boots Alliance, Inc.	135,500	11,253
Pinnacle Foods Inc.	150,000	8,681
Philip Morris International Inc.	60,000	6,774
Procter & Gamble Co.	40,741	3,661
Booker Group PLC	1,380,000	3,378
Coca-Cola European Partners PLC	67,000	2,525
		177,762
Health care 7.73%
UnitedHealth Group Inc.	306,100	50,203
Hypermarcas SA, ordinary nominative	2,150,000	19,916
Merck & Co., Inc.	237,000	15,059
Novartis AG	124,000	9,204
Samsung BioLogics Co., Ltd.[1]	56,661	8,765
Thermo Fisher Scientific Inc.	55,000	8,448
Hikma Pharmaceuticals PLC	340,000	8,439
ResMed Inc.	114,000	8,205
Centene Corp.[1]	115,000	8,195
American Funds Insurance Series — Global Growth and Income Fund — Page 38 of 191

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Regeneron Pharmaceuticals, Inc.[1]	21,000	$8,138
Medtronic PLC	101,000	8,137
Novo Nordisk A/S, Class B	142,500	4,894
AstraZeneca PLC	50,000	3,077
		160,680
Energy 7.69%
Royal Dutch Shell PLC, Class B (ADR)	502,000	28,026
Royal Dutch Shell PLC, Class A (ADR)	146,514	7,726
BP PLC	4,000,000	22,931
Enbridge Inc.	260,760	10,910
Enbridge Inc. (CAD denominated)	236,220	9,896
Reliance Industries Ltd.[1]	850,000	17,291
Schlumberger Ltd.	145,000	11,324
Pilipinas Shell Petroleum Corp.[1]	7,448,330	10,688
Baker Hughes Inc.	175,000	10,469
Helmerich & Payne, Inc.	125,000	8,321
Canadian Natural Resources, Ltd.	250,000	8,185
Chevron Corp.	56,000	6,013
Tallgrass Energy GP, LP, Class A	150,000	4,314
WorleyParsons Ltd.[1]	434,673	3,656
		159,750
Materials 6.09%
E.I. du Pont de Nemours and Co.	350,000	28,115
Randgold Resources Ltd.	271,100	23,657
ArcelorMittal SA1	1,901,842	16,000
James Hardie Industries PLC (CDI)	950,000	14,930
Rio Tinto PLC	273,000	10,978
Potash Corp. of Saskatchewan Inc.	500,000	8,540
CCL Industries Inc., Class B, nonvoting	38,500	8,400
Koninklijke DSM NV	122,000	8,253
Agrium Inc.	80,000	7,644
		126,517
Utilities 3.45%
Infraestructura Energética Nova, SAB de CV	6,606,884	31,485
DONG Energy AS	491,552	18,954
Power Assets Holdings Ltd.	1,000,000	8,621
SSE PLC	458,000	8,470
Dominion Resources, Inc.	55,000	4,266
		71,796
Real estate 2.11%
MGM Growth Properties LLC REIT, Class A	943,856	25,532
Crown Castle International Corp. REIT	118,000	11,145
Prologis, Inc. REIT	90,000	4,669
Sun Hung Kai Properties Ltd.	170,000	2,498
		43,844
American Funds Insurance Series — Global Growth and Income Fund — Page 39 of 191

unaudited
Common stocks Telecommunication services 1.60%	Shares	Value (000)
Perusahaan Perseroan (Persero) Telekomunikasi Indonesia Tbk PT, Class B	37,200,000	$11,529
Vodafone Group PLC	4,350,000	11,341
China Mobile Ltd.	575,000	6,293
TalkTalk Telecom Group PLC	1,728,000	4,103
		33,266
Miscellaneous 3.96%
Other common stocks in initial period of acquisition		82,401
Total common stocks (cost: $1,580,094,000)		1,912,656
Preferred securities 0.02% Consumer discretionary 0.02%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	3,402,000	495
Total preferred securities (cost: $256,000)		495
Convertible bonds 0.29% Miscellaneous 0.29%	Principal amount (000)
Other convertible bonds in initial period of acquisition		6,084
Total convertible bonds (cost: $6,003,000)		6,084
Bonds, notes & other debt instruments 1.80% Corporate bonds & notes 1.72% Telecommunication services 1.72%
Sprint Corp. 7.25% 2021	$33,000	35,712
Total corporate bonds, notes & loans		35,712
U.S. Treasury bonds & notes 0.08% U.S. Treasury 0.08%
U.S. Treasury 0.875% 2017	1,600	1,600
Total U.S. Treasury bonds & notes		1,600
Total bonds, notes & other debt instruments (cost: $32,468,000)		37,312
Short-term securities 5.59%
American Honda Finance Corp. 0.93% due 4/21/2017	10,000	9,995
Bank of Montreal 0.94% due 5/22/2017	10,000	9,986
Caisse d’Amortissement de la Dette Sociale 0.86% due 4/6/2017[2]	15,000	14,998
General Electric Co. 0.83% due 4/3/2017	6,000	6,000
Gotham Funding Corp. 0.82% due 4/4/2017[2]	10,000	9,999
Mizuho Bank, Ltd. 1.08%–1.10% due 4/13/2017–5/25/2017[2]	30,000	29,981
Total Capital Canada Ltd. 0.93% due 5/17/2017[2]	25,300	25,270
Victory Receivables Corp. 1.02% due 4/19/2017[2]	10,000	9,994
Total short-term securities (cost: $116,220,000)		116,223
Total investment securities 99.72% (cost: $1,735,041,000)		2,072,770
Other assets less liabilities 0.28%		5,722
Net assets 100.00%		$2,078,492
American Funds Insurance Series — Global Growth and Income Fund — Page 40 of 191

unaudited
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 3/31/2017 (000)
Purchases (000)	Sales (000)
USD604	AUD795	HSBC Bank	4/27/2017	$(4)
USD6,123	GBP4,900	Bank of America, N.A.	5/10/2017	(22)
				$(26)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $90,242,000, which represented 4.34% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
AUD = Australian dollars
CAD - Canadian dollars
CDI = CREST Depository Interest
FDR = Fiduciary Depositary Receipts
GBP = British pounds
USD/$ = U.S. dollars
American Funds Insurance Series — Global Growth and Income Fund — Page 41 of 191

Growth-Income Fund
Investment portfolio
March 31, 2017
unaudited
Common stocks 92.64% Consumer discretionary 15.19%	Shares	Value (000)
Amazon.com, Inc.[1]	1,168,400	$1,035,833
Netflix, Inc.[1]	3,816,277	564,084
Comcast Corp., Class A	6,032,600	226,766
Viacom Inc., Class B	4,600,800	214,489
Twenty-First Century Fox, Inc., Class A	6,141,000	198,907
Home Depot, Inc.	1,243,000	182,510
Time Warner Inc.	1,767,902	172,742
Carnival Corp., units	2,617,200	154,179
Charter Communications, Inc., Class A1	447,669	146,531
Royal Caribbean Cruises Ltd.	1,341,600	131,624
Las Vegas Sands Corp.	2,129,600	121,536
Newell Brands Inc.	2,475,000	116,746
Aramark	2,655,200	97,897
NIKE, Inc., Class B	1,663,400	92,701
Toyota Motor Corp.	1,525,000	82,763
Starbucks Corp.	1,353,200	79,013
Priceline Group Inc.[1]	43,900	78,141
Dollar General Corp.	997,400	69,549
Wynn Resorts, Ltd.	597,966	68,533
Cedar Fair, LP	896,500	60,792
Daily Mail and General Trust PLC, Class A, nonvoting	6,400,000	57,734
CBS Corp., Class B	720,000	49,939
Ferrari NV	600,000	44,646
Wyndham Worldwide Corp.	408,000	34,390
Coach, Inc.	630,000	26,038
Scripps Networks Interactive, Inc., Class A	287,100	22,500
Marks and Spencer Group PLC	4,879,000	20,601
YUM! Brands, Inc.	218,800	13,981
Kering SA	46,000	11,898
Yum China Holdings, Inc.[1]	218,800	5,951
		4,183,014
Information technology 15.01%
Alphabet Inc., Class A1	338,700	287,150
Alphabet Inc., Class C1	303,884	252,090
Microsoft Corp.	7,494,027	493,557
Texas Instruments Inc.	5,992,659	482,769
Broadcom Ltd.	1,877,590	411,117
Oracle Corp.	6,221,000	277,519
Intel Corp.	6,764,600	243,999
Apple Inc.	1,592,000	228,707
Accenture PLC, Class A	1,654,500	198,341
QUALCOMM Inc.	2,891,275	165,786
Yahoo! Inc.[1]	2,438,000	113,148
Visa Inc., Class A	1,047,600	93,100
Qorvo, Inc.[1]	1,339,419	91,830
American Funds Insurance Series — Growth-Income Fund — Page 42 of 191

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Xilinx, Inc.	1,525,000	$88,282
ASML Holding NV (New York registered)	663,700	88,139
International Business Machines Corp.	500,000	87,070
Arista Networks, Inc.[1]	507,300	67,101
NetApp, Inc.	1,471,690	61,590
Juniper Networks, Inc.	1,943,400	54,085
IAC/InterActiveCorp[1]	716,000	52,783
ON Semiconductor Corp.[1]	2,894,900	44,842
MercadoLibre, Inc.	200,000	42,294
Automatic Data Processing, Inc.	407,500	41,724
Teradata Corp.[1]	1,286,300	40,030
Mobileye NV1	416,800	25,591
SAP SE	239,500	23,501
GoDaddy Inc., Class A1	510,300	19,340
First Data Corp., Class A1	788,541	12,222
VeriSign, Inc.[1]	101,400	8,833
Motorola Solutions, Inc.	100,000	8,622
Intuit Inc.	73,300	8,502
Western Union Co.	400,000	8,140
Verint Systems Inc.[1]	125,924	5,462
First Solar, Inc.[1]	170,000	4,607
Lam Research Corp.	10,000	1,284
		4,133,157
Health care 14.81%
Amgen Inc.	3,137,980	514,848
AbbVie Inc.	7,390,100	481,539
Stryker Corp.	2,236,441	294,427
UnitedHealth Group Inc.	1,513,596	248,245
Gilead Sciences, Inc.	3,537,100	240,240
Express Scripts Holding Co.[1]	3,627,500	239,089
Medtronic PLC	2,805,700	226,027
Illumina, Inc.[1]	1,303,800	222,480
Merck & Co., Inc.	3,128,280	198,771
Humana Inc.	877,000	180,785
McKesson Corp.	953,400	141,351
Incyte Corp.[1]	913,200	122,067
Johnson & Johnson	890,000	110,850
Quest Diagnostics, Inc.	1,100,000	108,009
Kite Pharma, Inc.[1]	1,314,200	103,152
Hologic, Inc.[1]	2,331,300	99,197
Abbott Laboratories	1,748,300	77,642
Novartis AG	985,150	73,125
Takeda Pharmaceutical Co. Ltd.	1,456,000	68,386
Pfizer Inc.	1,995,851	68,278
Cerner Corp.[1]	1,052,000	61,910
Eli Lilly and Co.	659,300	55,454
Perrigo Co. PLC	751,900	49,919
Thermo Fisher Scientific Inc.	292,500	44,928
Agios Pharmaceuticals, Inc.[1]	639,500	37,347
Alexion Pharmaceuticals, Inc.[1]	57,000	6,911
Endo International PLC[1]	240,000	2,678
		4,077,655
American Funds Insurance Series — Growth-Income Fund — Page 43 of 191

unaudited
Common stocks Financials 11.41%	Shares	Value (000)
JPMorgan Chase & Co.	4,190,800	$368,120
American International Group, Inc.	4,743,000	296,105
Goldman Sachs Group, Inc.	1,010,280	232,082
Marsh & McLennan Companies, Inc.	2,926,100	216,210
BB&T Corp.	3,838,135	171,565
Wells Fargo & Co.	2,931,000	163,139
Bank of New York Mellon Corp.	3,218,000	151,986
Aon PLC, Class A	1,214,800	144,185
Intercontinental Exchange, Inc.	2,317,665	138,759
KeyCorp	6,836,000	121,544
PNC Financial Services Group, Inc.	995,842	119,740
State Street Corp.	1,321,500	105,205
M&T Bank Corp.	665,900	103,035
Banco Santander, SA	15,563,000	95,382
HSBC Holdings PLC (HKD denominated)	11,346,929	92,422
UniCredit SpA	5,468,000	84,291
Prudential Financial, Inc.	753,378	80,370
CIT Group Inc.	1,755,800	75,376
Bank of Montreal	871,162	65,069
Morgan Stanley	1,212,470	51,942
Moody’s Corp.	447,458	50,133
CME Group Inc., Class A	388,400	46,142
Citigroup Inc.	600,000	35,892
Chubb Ltd.	217,200	29,593
East West Bancorp, Inc.	521,074	26,893
UBS Group AG	1,343,666	21,503
Invesco Ltd.	500,000	15,315
Ameriprise Financial, Inc.	101,100	13,111
U.S. Bancorp	201,000	10,352
Sun Life Financial Inc.	266,200	9,720
Progressive Corp.	119,100	4,666
		3,139,847
Industrials 7.41%
Union Pacific Corp.	3,088,833	327,169
General Dynamics Corp.	1,071,000	200,491
Textron Inc.	3,154,800	150,137
C.H. Robinson Worldwide, Inc.	1,523,735	117,770
United Technologies Corp.	916,300	102,818
CSX Corp.	2,188,000	101,851
Waste Management, Inc.	1,338,000	97,567
Norfolk Southern Corp.	840,000	94,055
Air Lease Corp., Class A	2,365,000	91,644
Siemens AG (ADR)	782,000	53,567
Siemens AG	150,000	20,547
Nielsen Holdings PLC	1,695,300	70,033
TransDigm Group Inc.	300,900	66,246
Airbus SE, non-registered shares	868,500	66,088
Rockwell Automation	369,900	57,597
Safran SA	735,193	54,925
General Electric Co.	1,484,000	44,223
Covanta Holding Corp.	2,783,000	43,693
Republic Services, Inc.	632,000	39,696
Boeing Co.	203,200	35,938
Waste Connections, Inc.	395,400	34,882
American Funds Insurance Series — Growth-Income Fund — Page 44 of 191

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Canadian National Railway Co.	431,000	$31,864
Lockheed Martin Corp.	109,900	29,409
3M Co.	130,800	25,026
Caterpillar Inc.	265,000	24,581
Meggitt PLC	3,615,000	20,169
IDEX Corp.	205,800	19,244
Huntington Ingalls Industries, Inc.	89,500	17,922
		2,039,152
Energy 7.13%
TOTAL SA	4,688,868	237,174
Chevron Corp.	1,716,900	184,344
EOG Resources, Inc.	1,870,155	182,434
Concho Resources Inc.[1]	1,274,000	163,505
Schlumberger Ltd.	2,055,000	160,495
Halliburton Co.	3,111,400	153,112
Noble Energy, Inc.	3,879,262	133,214
Canadian Natural Resources, Ltd.	3,925,640	128,527
Royal Dutch Shell PLC, Class A (ADR)	1,150,422	60,662
Royal Dutch Shell PLC, Class B (ADR)	680,000	37,964
Royal Dutch Shell PLC, Class B	292,716	8,011
Royal Dutch Shell PLC, Class A	22,525	592
ConocoPhillips	2,099,410	104,698
Kinder Morgan, Inc.	4,108,300	89,314
Exxon Mobil Corp.	1,088,000	89,227
Baker Hughes Inc.	1,227,600	73,435
Apache Corp.	1,100,000	56,529
Enbridge Inc. (CAD denominated)	994,444	41,659
BP PLC	6,863,639	39,347
Tullow Oil PLC	6,204,000	18,189
Cobalt International Energy, Inc.[1]	593,000	316
		1,962,748
Consumer staples 6.87%
Philip Morris International Inc.	2,943,330	332,302
Coca-Cola Co.	5,914,900	251,028
Kroger Co.	7,623,100	224,805
CVS Health Corp.	2,000,000	157,000
Procter & Gamble Co.	1,638,992	147,263
Altria Group, Inc.	1,720,000	122,842
PepsiCo, Inc.	998,419	111,683
L’Oreal SA2	470,000	90,327
Avon Products, Inc.[1]	19,099,000	84,036
Carlsberg A/S, Class B	858,400	79,272
Mondelez International, Inc.	1,774,400	76,441
Pernod Ricard SA	515,000	60,929
Reynolds American Inc.	940,000	59,239
Herbalife Ltd.[1]	756,300	43,971
Diageo PLC	1,220,000	34,904
Costco Wholesale Corp.	66,000	11,068
Coty Inc., Class A	174,563	3,165
		1,890,275
American Funds Insurance Series — Growth-Income Fund — Page 45 of 191

unaudited
Common stocks Materials 5.33%	Shares	Value (000)
Celanese Corp., Series A	3,603,033	$323,732
Dow Chemical Co.	3,554,100	225,827
Vale SA, Class A, preferred nominative (ADR)	18,591,184	166,949
Vale SA, Class A, preferred nominative	4,440,000	40,009
Monsanto Co.	1,724,985	195,268
Freeport-McMoRan Inc.[1]	10,753,000	143,660
Rio Tinto PLC	1,834,000	73,748
Mosaic Co.	2,522,400	73,604
International Flavors & Fragrances Inc.	519,700	68,876
Albemarle Corp.	579,000	61,166
BHP Billiton PLC	2,495,000	38,575
Praxair, Inc.	251,000	29,769
Labrador Iron Ore Royalty Corp.	670,000	9,391
PolyOne Corp.	266,000	9,068
First Quantum Minerals Ltd.	619,100	6,578
		1,466,220
Telecommunication services 1.94%
Verizon Communications Inc.	10,441,400	509,018
AT&T Inc.	597,500	24,826
		533,844
Real estate 1.78%
Weyerhaeuser Co. REIT[1]	4,034,541	137,094
Iron Mountain Inc. REIT	3,487,921	124,414
Crown Castle International Corp. REIT	1,160,400	109,600
American Tower Corp. REIT	891,764	108,385
Lamar Advertising Co. REIT, Class A	113,400	8,475
Prologis, Inc. REIT	63,100	3,274
		491,242
Utilities 0.85%
Sempra Energy	1,649,600	182,281
Exelon Corp.	775,000	27,884
AES Corp.	1,631,000	18,235
SSE PLC	335,800	6,210
		234,610
Miscellaneous 4.91%
Other common stocks in initial period of acquisition		1,350,524
Total common stocks (cost: $19,197,291,000)		25,502,288
Convertible stocks 0.04% Financials 0.02%
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred[3]	6,000	6,666
Energy 0.02%
Kinder Morgan Inc., Series A, depository share, convertible preferred 2018	106,000	5,287
Total convertible stocks (cost: $9,588,000)		11,953
American Funds Insurance Series — Growth-Income Fund — Page 46 of 191

unaudited
Convertible bonds 0.37% Energy 0.20%	Principal amount (000)	Value (000)
Weatherford International PLC 5.875% 2021	$ 43,359	$55,798
Information technology 0.17%
VeriSign, Inc., convertible notes, 3.25% 2037	18,020	46,097
Total convertible bonds (cost: $71,028,000)		101,895
Bonds, notes & other debt instruments 0.20% U.S. Treasury bonds & notes 0.20% U.S. Treasury 0.20%
U.S. Treasury 1.625% 2026	59,900	56,201
Total bonds, notes & other debt instruments (cost: $60,226,000)		56,201
Short-term securities 6.67%
Apple Inc. 0.83%–0.88% due 5/2/2017–5/8/2017[4]	140,000	139,905
Bank of New York Mellon Corp. 0.90% due 4/13/2017	19,200	19,194
CAFCO, LLC 1.02%–1.15% due 4/25/2017–6/12/2017[4]	75,000	74,887
Chariot Funding, LLC 1.00% due 4/3/2017–4/13/2017[4]	74,100	74,083
Chevron Corp. 0.88% due 5/19/2017–5/26/2017[4]	55,000	54,930
Cisco Systems, Inc. 0.71% due 4/12/2017[4]	30,000	29,992
Coca-Cola Co. 0.86%–0.93% due 5/9/2017–6/22/2017[4]	145,000	144,794
Danaher Corp. 0.85% due 4/12/2017	50,000	49,986
Eli Lilly and Co. 0.73% due 4/7/2017[4]	30,000	29,995
ExxonMobil Corp. 0.82% due 4/25/2017	50,000	49,971
Fannie Mae 0.53%–0.73% due 5/1/2017–5/12/2017	99,100	99,029
Federal Home Loan Bank 0.53%–0.77% due 4/3/2017–5/26/2017	557,900	557,591
Johnson & Johnson 0.84% due 5/23/2017[4]	25,000	24,969
Merck & Co. Inc. 0.84% due 5/22/2017[4]	45,000	44,945
Microsoft Corp. 0.85% due 4/18/2017[4]	50,000	49,980
Paccar Financial Corp. 0.85% due 4/20/2017	20,000	19,990
PepsiCo Inc. 0.64% due 4/7/2017[4]	50,000	49,992
Qualcomm Inc. 0.70% due 4/26/2017[4]	23,700	23,686
Regents of the University of California 0.95% due 6/9/2017	32,000	31,936
U.S. Treasury Bills 0.52%–0.89% due 4/6/2017–9/21/2017	166,600	166,330
United Parcel Service Inc. 0.66% due 4/3/2017[4]	50,000	49,997
Wal-Mart Stores, Inc. 0.82% due 4/10/2017[4]	50,000	49,989
Total short-term securities (cost: $1,836,231,000)		1,836,171
Total investment securities 99.92% (cost: $21,174,364,000)		27,508,508
Other assets less liabilities 0.08%		20,706
Net assets 100.00%		$27,529,214
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Growth-Income Fund — Page 47 of 191

unaudited
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $124,195,000, which represented .45% of the net assets of the fund.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $842,144,000, which represented 3.06% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred	6/28/2012	$6,000	$6,666.02%

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
HKD = Hong Kong dollars
American Funds Insurance Series — Growth-Income Fund — Page 48 of 191

International Growth and Income Fund
Investment portfolio
March 31, 2017
unaudited
Common stocks 89.84% Financials 17.09%	Shares	Value (000)
HDFC Bank Ltd.[1]	1,384,593	$31,263
Prudential PLC	738,000	15,589
Zurich Insurance Group AG	52,900	14,122
St. James’s Place PLC	1,048,000	13,944
Siam Commercial Bank Public Co. Ltd., foreign registered	2,906,000	13,785
BNP Paribas SA	165,700	11,036
Barclays PLC	3,911,497	11,032
Sampo Oyj, Class A	203,000	9,628
Banco Bilbao Vizcaya Argentaria, SA	825,000	6,398
Banco Bilbao Vizcaya Argentaria, SA (ADR)	337,643	2,570
Lloyds Banking Group PLC	10,788,000	8,964
UniCredit SpA	482,400	7,436
Credit Suisse Group AG	462,850	6,885
Toronto-Dominion Bank	135,100	6,767
AIA Group Ltd.	1,033,000	6,513
ABN AMRO Group NV, depository receipts	260,000	6,310
Bank of Montreal	76,927	5,746
Banco Santander, SA	877,524	5,378
Australia and New Zealand Banking Group Ltd.	189,000	4,595
Bank Rakyat Indonesia (Persero) Tbk PT	4,084,000	3,977
Jupiter Fund Management PLC	587,000	3,133
Grupo Financiero Galicia SA, Class B (ADR)	77,000	2,915
KB Financial Group Inc.	41,509	1,819
Société Générale	32,500	1,649
bank muscat SAOG	175,750	175
		201,629
Consumer staples 11.27%
Philip Morris International Inc.	298,400	33,689
Imperial Brands PLC	651,563	31,568
British American Tobacco PLC	212,600	14,118
Pernod Ricard SA	84,250	9,968
CALBEE, Inc.	284,400	9,695
Thai Beverage PCL	13,413,900	9,014
Coca-Cola Icecek AS, Class C	767,000	7,521
Nestlé SA	82,000	6,291
Glanbia PLC	282,400	5,454
Associated British Foods PLC	118,680	3,875
Orion Corp.	3,000	1,797
		132,990
Consumer discretionary 10.42%
Taylor Wimpey plc	9,509,000	23,006
HUGO BOSS AG	207,500	15,143
H & M Hennes & Mauritz AB, Class B	489,320	12,505
Toyota Motor Corp.	226,000	12,265
American Funds Insurance Series — International Growth and Income Fund — Page 49 of 191

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Christian Dior SE	33,500	$7,784
ProSiebenSat.1 Media SE	172,000	7,616
Kering SA	24,900	6,440
Galaxy Entertainment Group Ltd.	1,100,000	6,023
Daily Mail and General Trust PLC, Class A, nonvoting	543,600	4,904
Sands China Ltd.	972,000	4,503
ITV PLC	1,514,600	4,154
Ctrip.com International, Ltd. (ADR)[2]	83,400	4,099
Paddy Power Betfair PLC	32,000	3,431
WPP PLC	153,000	3,358
Inchcape PLC	291,000	3,068
RTL Group SA, non-registered shares	32,100	2,585
Hyundai Mobis Co., Ltd.	9,300	2,000
		122,884
Utilities 9.16%
SSE PLC	1,356,222	25,080
EDP - Energias de Portugal, SA	6,234,820	21,118
DONG Energy AS	398,500	15,366
Power Assets Holdings Ltd.	1,313,000	11,320
Cheung Kong Infrastructure Holdings Ltd.	1,282,000	10,063
National Grid PLC	588,937	7,478
Red Eléctrica de Corporación, SA	387,600	7,443
ACCIONA, SA	67,597	5,418
ENN Energy Holdings Ltd.	858,000	4,830
		108,116
Industrials 8.65%
Capita PLC	3,066,000	21,685
Abertis Infraestructuras, SA, Class A, non-registered shares	1,176,952	18,959
Airbus SE, non-registered shares	163,000	12,403
ASSA ABLOY AB, Class B	585,700	12,047
Rolls-Royce Holdings PLC[2]	1,154,400	10,905
CK Hutchison Holdings Ltd.	847,348	10,424
Jardine Matheson Holdings Ltd.	94,200	6,052
Airports of Thailand PCL	5,250,000	5,997
Bunzl PLC	122,752	3,568
		102,040
Health care 7.33%
Novartis AG	341,145	25,322
Teva Pharmaceutical Industries Ltd. (ADR)	781,700	25,085
Takeda Pharmaceutical Co. Ltd.	169,200	7,947
Grifols, SA, Class B, preferred nonvoting, non-registered shares	332,000	6,234
UCB SA	70,200	5,445
ConvaTec Group PLC[2]	1,280,000	4,474
Merck KGaA	37,500	4,273
Orion Oyj, Class B	79,800	4,160
Astellas Pharma Inc.	271,000	3,569
		86,509
Information technology 6.55%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,668,000	29,076
Samsung Electronics Co., Ltd.	10,021	18,460
Flex Ltd.[2]	703,000	11,810
American Funds Insurance Series — International Growth and Income Fund — Page 50 of 191

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Delta Electronics, Inc.	1,453,266	$7,783
Rightmove PLC	107,700	5,381
ASML Holding NV	35,700	4,738
		77,248
Real estate 6.27%
Cheung Kong Property Holdings Ltd.	3,833,348	25,822
Sun Hung Kai Properties Ltd.	888,000	13,049
Wharf (Holdings) Ltd.	1,154,000	9,904
RioCan REIT	402,578	7,931
Japan Real Estate Investment Corp. REIT	1,432	7,589
Land and Houses PCL, nonvoting depository receipt	21,181,000	6,010
Mitsui Fudosan Co., Ltd.	172,000	3,668
		73,973
Energy 5.11%
Royal Dutch Shell PLC, Class A	1,368,707	35,944
TOTAL SA	185,035	9,360
BP PLC	1,257,720	7,210
Canadian Natural Resources, Ltd.	133,300	4,364
Suncor Energy Inc.	111,987	3,438
		60,316
Telecommunication services 3.38%
MTN Group Ltd.	1,457,532	13,254
BT Group PLC	3,222,761	12,848
Nippon Telegraph and Telephone Corp.	87,800	3,748
Singapore Telecommunications Ltd.	1,304,000	3,654
Intouch Holdings PCL	1,983,000	3,217
Bharti Infratel Ltd.	620,000	3,112
		39,833
Materials 2.22%
Rio Tinto PLC	225,125	9,053
Vale SA, Class A, preferred nominative (ADR)	814,185	7,311
HeidelbergCement AG	73,429	6,875
Amcor Ltd.	255,300	2,937
		26,176
Miscellaneous 2.39%
Other common stocks in initial period of acquisition		28,203
Total common stocks (cost: $1,035,565,000)		1,059,917
Bonds, notes & other debt instruments 2.90% Corporate bonds & notes 2.06% Energy 0.84%	Principal amount (000)
Petróleos Mexicanos 6.875% 2026	$3,617	4,024
Petróleos Mexicanos 5.50% 2044	491	436
Petróleos Mexicanos 5.625% 2046	700	626
Petróleos Mexicanos 6.75% 2047	978	995
Repsol, SA 3.875% (undated)	€1,700	1,882
Repsol, SA 4.50% 2075	1,800	1,949
		9,912
American Funds Insurance Series — International Growth and Income Fund — Page 51 of 191

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials 0.76%	Principal amount (000)	Value (000)
FMG Resources 9.75% 2022[3]	$7,750	$8,922
Health care 0.46%
Teva Pharmaceutical Finance Company BV 3.15% 2026	1,325	1,223
Teva Pharmaceutical Finance Company BV 4.10% 2046	1,450	1,254
VPI Escrow Corp. 6.375% 2020[3]	1,735	1,579
VRX Escrow Corp. 6.125% 2025[3]	1,865	1,443
		5,499
Total corporate bonds & notes		24,333
Bonds & notes of governments & government agencies outside the U.S. 0.80%
Brazil (Federative Republic of) 10.00% 2025	BRL22,000	7,035
Poland (Republic of), Series 0726, 2.50% 2026	PLN10,285	2,417
		9,452
U.S. Treasury bonds & notes 0.04% U.S. Treasury 0.04%
U.S. Treasury 0.75% 2017	$420	419
Total U.S. Treasury bonds & notes		419
Total bonds, notes & other debt instruments (cost: $30,847,000)		34,204
Short-term securities 6.50%
General Electric Co. 0.83% due 4/3/2017	29,000	28,998
Mizuho Bank, Ltd. 0.78% due 4/17/2017	29,400	29,399
Total Capital Canada Ltd. 0.97% due 6/5/2017[3]	18,400	18,368
Total short-term securities (cost: $76,766,000)		76,765
Total investment securities 99.24% (cost: $1,143,178,000)		1,170,886
Other assets less liabilities 0.76%		8,916
Net assets 100.00%		$1,179,802
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $31,263,000, which represented 2.65% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $30,312,000, which represented 2.57% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts	€ = Euros
BRL = Brazilian reais	PLN = Polish zloty
American Funds Insurance Series — International Growth and Income Fund — Page 52 of 191

Capital Income Builder®
Investment portfolio
March 31, 2017
unaudited
Common stocks 77.97% Financials 13.85%	Shares	Value (000)
Sampo Oyj, Class A	217,380	$10,310
Swedbank AB, Class A	237,429	5,501
Mercury General Corp.	88,510	5,398
Lloyds Banking Group PLC	5,949,400	4,943
Zurich Insurance Group AG	17,206	4,593
HSBC Holdings PLC (GBP denominated)	437,200	3,565
ABN AMRO Group NV, depository receipts	141,555	3,435
KBC Groep NV	51,473	3,415
BB&T Corp.	76,280	3,410
Intesa Sanpaolo SPA	1,056,817	2,688
Svenska Handelsbanken AB, Class A	195,040	2,675
CME Group Inc., Class A	21,400	2,542
Invesco Ltd.	76,400	2,340
Aberdeen Asset Management PLC	686,800	2,278
Skandinaviska Enskilda Banken AB, Class A	169,016	1,881
Wells Fargo & Co.	28,400	1,581
JPMorgan Chase & Co.	16,350	1,436
Union National Bank PJSC	813,869	971
Bank of China Ltd., Class H	1,894,000	941
		63,903
Consumer staples 13.15%
Philip Morris International Inc.	185,335	20,924
Altria Group, Inc.	149,110	10,649
Coca-Cola Co.	242,145	10,277
British American Tobacco PLC	93,200	6,189
Imperial Brands PLC	123,800	5,998
Diageo PLC	168,400	4,818
Japan Tobacco Inc.	56,400	1,833
		60,688
Telecommunication services 9.50%
Verizon Communications Inc.	252,051	12,287
Vodafone Group PLC	3,241,500	8,452
Singapore Telecommunications Ltd.	2,861,700	8,019
HKT Trust and HKT Ltd., units	4,775,340	6,157
NTT DoCoMo, Inc.	121,700	2,834
AT&T Inc.	65,600	2,726
freenet AG	59,206	1,926
Telia Co. AB	338,776	1,421
		43,822
Energy 8.37%
Exxon Mobil Corp.	92,600	7,594
Royal Dutch Shell PLC, Class B	249,260	6,822
Royal Dutch Shell PLC, Class B (ADR)	8,500	475
American Funds Insurance Series — Capital Income Builder — Page 53 of 191

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Royal Dutch Shell PLC, Class A	3,084	$81
Enbridge Inc. (CAD denominated)	174,970	7,330
Helmerich & Payne, Inc.	96,200	6,404
Inter Pipeline Ltd.	244,600	5,156
Chevron Corp.	22,600	2,426
Occidental Petroleum Corp.	37,200	2,357
		38,645
Health care 6.29%
AstraZeneca PLC	104,010	6,402
AstraZeneca PLC (ADR)	114,800	3,575
Pfizer Inc.	232,100	7,940
Roche Holding AG, non-registered shares, nonvoting	26,075	6,659
GlaxoSmithKline PLC	127,210	2,645
Johnson & Johnson	14,600	1,818
		29,039
Information technology 5.53%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,003,000	6,248
International Business Machines Corp.	32,350	5,633
Paychex, Inc.	67,410	3,971
Microsoft Corp.	53,620	3,531
Xilinx, Inc.	29,800	1,725
HP Inc.	94,600	1,692
VTech Holdings Ltd.	128,400	1,535
Vanguard International Semiconductor Corp.	616,000	1,173
		25,508
Utilities 5.20%
EDP - Energias de Portugal, SA	2,041,787	6,916
SSE PLC	309,313	5,720
CMS Energy Corp.	79,100	3,539
Infratil Ltd.	1,291,737	2,635
National Grid PLC	197,700	2,510
PG&E Corp.	22,656	1,503
Duke Energy Corp.	14,300	1,173
		23,996
Industrials 4.89%
Sydney Airport, units	963,757	4,985
Boeing Co.	20,200	3,573
Airbus SE, non-registered shares	45,592	3,469
MTR Corp. Ltd.	514,500	2,890
Lockheed Martin Corp.	9,760	2,612
BAE Systems PLC	278,100	2,239
Caterpillar Inc.	14,600	1,354
Air New Zealand Ltd.	723,919	1,248
Edenred SA	7,491	177
		22,547
American Funds Insurance Series — Capital Income Builder — Page 54 of 191

unaudited
Common stocks Real estate 4.54%	Shares	Value (000)
Crown Castle International Corp. REIT	68,600	$6,479
Iron Mountain Inc. REIT	165,295	5,896
Nexity SA, Class A, non-registered shares	89,436	4,397
Lamar Advertising Co. REIT, Class A	55,700	4,163
		20,935
Consumer discretionary 3.79%
Greene King PLC	549,600	4,831
Las Vegas Sands Corp.	71,400	4,075
SES SA, Class A (FDR)	118,666	2,760
ProSiebenSat.1 Media SE	37,607	1,665
Modern Times Group MTG AB, Class B	35,157	1,176
Gannett Co., Inc.	132,999	1,115
BCA Marketplace PLC	460,000	1,049
AA PLC	133,500	444
Fielmann AG	5,166	399
		17,514
Materials 1.22%
Amcor Ltd.	294,697	3,391
Givaudan SA	1,253	2,256
		5,647
Miscellaneous 1.64%
Other common stocks in initial period of acquisition		7,561
Total common stocks (cost: $349,058,000)		359,805
Convertible stocks 1.22% Real estate 1.22%
American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	50,600	5,652
Total convertible stocks (cost: $5,305,000)		5,652
Bonds, notes & other debt instruments 15.69% U.S. Treasury bonds & notes 8.55% U.S. Treasury 7.88%	Principal amount (000)
U.S. Treasury 1.125% 2021	$400	389
U.S. Treasury 1.375% 2021	3,750	3,698
U.S. Treasury 1.75% 2021	2,000	1,987
U.S. Treasury 2.00% 2021	2,200	2,209
U.S. Treasury 2.00% 2021	750	756
U.S. Treasury 2.25% 2021	4,445	4,524
U.S. Treasury 2.25% 2021	3,600	3,660
U.S. Treasury 8.00% 2021	5,500	6,985
U.S. Treasury 8.125% 2021	4,000	5,051
U.S. Treasury 1.875% 2022	4,500	4,491
U.S. Treasury 2.00% 2025	1,100	1,071
U.S. Treasury 2.00% 2026	1,000	966
U.S. Treasury 2.875% 2045	600	582
		36,369
American Funds Insurance Series — Capital Income Builder — Page 55 of 191

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 0.67%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.375% 2025[1]	$1,126	$1,131
U.S. Treasury Inflation-Protected Security 0.625% 2026[1]	1,942	1,979
		3,110
Total U.S. Treasury bonds & notes		39,479
Mortgage-backed obligations 3.39%
Banc of America Commercial Mortgage Inc., Series 2007-5, Class A1A, 5.361% 2051[2]	43	44
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A, 6.041% 2049[2,3]	352	356
Fannie Mae 4.00% 2036[2]	2,455	2,605
Fannie Mae 4.00% 2045[2]	1,139	1,201
Fannie Mae 4.00% 2045[2]	1,046	1,098
Fannie Mae 4.00% 2045[2]	402	422
Fannie Mae 4.00% 2047[2,4]	4,830	5,057
Freddie Mac 2.50% 2032[2]	121	118
Freddie Mac 2.50% 2033[2]	165	161
Freddie Mac 4.00% 2047[2,4]	500	522
Government National Mortgage Assn. 4.50% 2045[2]	444	475
Government National Mortgage Assn. 4.50% 2045[2]	289	308
Government National Mortgage Assn. 4.00% 2047[2]	1,000	1,058
Government National Mortgage Assn. 4.50% 2047[2,4]	550	586
Government National Mortgage Assn. 5.637% 2059[2]	46	47
Government National Mortgage Assn. 4.812% 2060[2]	88	90
Government National Mortgage Assn. 5.46% 2060[2]	97	101
Government National Mortgage Assn. 4.661% 2061[2]	148	152
Government National Mortgage Assn. 4.801% 2061[2]	115	117
Government National Mortgage Assn. 6.87% 2061[2]	48	49
Government National Mortgage Assn. 4.566% 2062[2]	55	58
Government National Mortgage Assn. 4.633% 2062[2]	393	409
Government National Mortgage Assn. 4.307% 2063[2]	129	135
Government National Mortgage Assn. 4.479% 2063[2]	56	59
Government National Mortgage Assn. 4.565% 2063[2]	167	176
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A1A, 5.682% 2045[2,3]	67	68
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 2058[2,3,5]	170	170
		15,642
Corporate bonds & notes 2.38% Financials 0.73%
Bank of America Corp. 5.625% 2020	300	329
Bank of America Corp. 5.00% 2021	300	326
BB&T Corp. 6.85% 2019	100	110
Berkshire Hathaway Inc. 4.25% 2021	100	108
BNP Paribas 5.00% 2021	300	325
Goldman Sachs Group, Inc. 5.25% 2021	300	329
Goldman Sachs Group, Inc., Series D, 6.00% 2020	300	332
JPMorgan Chase & Co. 6.30% 2019	200	217
JPMorgan Chase & Co. 4.25% 2020	300	318
Morgan Stanley 7.30% 2019	200	221
Morgan Stanley 5.50% 2020	300	328
Wells Fargo & Co. 5.625% 2017	100	103
Wells Fargo & Co. 4.60% 2021	300	323
		3,369
American Funds Insurance Series — Capital Income Builder — Page 56 of 191

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy 0.29%	Principal amount (000)	Value (000)
Anadarko Petroleum Corp. 4.85% 2021	$270	$289
Enbridge Energy Partners, LP 4.375% 2020	320	338
Enbridge Energy Partners, LP, Series B, 6.50% 2018	100	104
EnLink Midstream Partners, LP 4.40% 2024	200	203
Enterprise Products Operating LLC 6.50% 2019	100	108
Kinder Morgan Energy Partners, LP 5.30% 2020	200	216
Williams Partners LP 4.125% 2020	100	105
		1,363
Consumer discretionary 0.28%
Comcast Corp. 5.15% 2020	100	109
Ford Motor Credit Co. 8.125% 2020	300	345
General Motors Financial Co. 4.375% 2021	400	421
Time Warner Inc. 4.75% 2021	200	215
Viacom Inc. 5.625% 2019	200	215
		1,305
Real estate 0.23%
AvalonBay Communities, Inc. 6.10% 2020	100	111
Corporate Office Properties LP 3.70% 2021	400	408
Developers Diversified Realty Corp. 7.875% 2020	200	231
Hospitality Properties Trust 4.25% 2021	200	208
Kimco Realty Corp. 6.875% 2019	100	111
		1,069
Health care 0.19%
Amerisource Bergen 4.875% 2019	100	107
Boston Scientific Corp. 6.00% 2020	200	219
McKesson Corp. 7.50% 2019	100	110
Medtronic, Inc. 4.125% 2021	200	212
Thermo Fisher Scientific Inc. 4.70% 2020	200	213
		861
Consumer staples 0.15%
Altria Group, Inc. 9.25% 2019	200	233
Kraft Foods Inc. 6.125% 2018	100	106
Reynolds American Inc. 6.875% 2020	300	338
		677
Utilities 0.14%
Entergy Corp. 5.125% 2020	200	216
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	100	110
NV Energy, Inc 6.25% 2020	200	225
Progress Energy, Inc. 7.05% 2019	100	109
		660
Telecommunication services 0.14%
Verizon Communications Inc. 4.50% 2020	300	320
Verizon Communications Inc. 4.60% 2021	300	321
		641
American Funds Insurance Series — Capital Income Builder — Page 57 of 191

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials 0.11%	Principal amount (000)	Value (000)
Caterpillar Financial Services Corp. 7.15% 2019	$100	$110
General Electric Capital Corp. 5.50% 2020	150	164
Johnson Controls, Inc. 5.00% 2020	200	215
		489
Materials 0.07%
BHP Billiton Finance (USA) Ltd. 3.85% 2023	300	319
Information technology 0.05%
Microsoft Corp. 4.00% 2021	200	214
Total corporate bonds & notes		10,967
Asset-backed obligations 1.37%
Chase Issuance Trust, Series 2015-A2, Class A, 1.59% 2020[2]	3,000	3,004
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[2,5]	31	31
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[2,5]	290	291
Drivetime Auto Owner Trust, Series 2015-3A, Class A, 1.66% 2019[2,5]	4	4
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2019[2]	57	57
Santander Drive Auto Receivables Trust, Series 2015-1, Class B, 1.97% 2019[2]	719	720
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 2019[2]	615	617
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 2020[2]	500	501
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[2]	1,083	1,087
		6,312
Total bonds, notes & other debt instruments (cost: $72,646,000)		72,400
Short-term securities 5.29%
Federal Home Loan Bank 0.52%–0.76% due 4/4/2017–5/9/2017	12,700	12,697
General Electric Co. 0.83% due 4/3/2017	11,000	10,999
PepsiCo Inc. 0.81% due 4/18/2017[5]	700	700
Total short-term securities (cost: $24,396,000)		24,396
Total investment securities 100.17% (cost: $451,405,000)		462,253
Other assets less liabilities (0.17)%		(796)
Net assets 100.00%		$461,457
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 3/31/2017 (000)
Purchases (000)	Sales (000)
USD497	NZD715	Bank of America, N.A.	4/21/2017	$(4)

American Funds Insurance Series — Capital Income Builder — Page 58 of 191

unaudited
[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Coupon rate may change periodically.
[4]	Purchased on a TBA basis.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,196,000, which represented .26% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
FDR = Fiduciary Depositary Receipts
GBP = British pounds
NZD = New Zealand dollars
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Capital Income Builder — Page 59 of 191

Asset Allocation Fund
Investment portfolio
March 31, 2017
unaudited
Common stocks 63.71% Information technology 18.50%	Shares	Value (000)
Microsoft Corp.	10,620,000	$699,433
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	15,550,000	510,662
Broadcom Ltd.	1,549,600	339,301
ASML Holding NV (New York registered)	2,500,000	332,000
VeriSign, Inc.[1]	3,240,000	282,236
Facebook, Inc., Class A1	1,687,000	239,638
Alphabet Inc., Class C1	168,500	139,781
Alphabet Inc., Class A1	75,000	63,585
Intel Corp.	5,600,000	201,992
Juniper Networks, Inc.	6,500,000	180,895
Apple Inc.	1,100,000	158,026
Intuit Inc.	1,334,600	154,800
Symantec Corp.	5,000,000	153,400
AAC Technologies Holdings Inc.	12,500,000	146,288
Texas Instruments Inc.	1,500,000	120,840
Amphenol Corp., Class A	1,535,000	109,246
Visa Inc., Class A	1,137,000	101,045
Sabre Corp.	2,500,000	52,975
Activision Blizzard, Inc.	1,030,000	51,356
Analog Devices, Inc.	625,000	51,219
Fiserv, Inc.[1]	350,000	40,359
Murata Manufacturing Co., Ltd.	200,000	28,447
MasterCard Inc., Class A	57,000	6,411
Corporate Risk Holdings I, Inc.[1,2,3]	163,500	2,202
Corporate Risk Holdings Corp.[1,2,3]	827	—
		4,166,137
Health care 8.21%
UnitedHealth Group Inc.	2,372,000	389,032
Johnson & Johnson	2,850,000	354,967
Humana Inc.	1,410,000	290,657
Express Scripts Holding Co.[1]	3,550,000	233,980
Merck & Co., Inc.	2,156,000	136,992
Regeneron Pharmaceuticals, Inc.[1]	316,467	122,634
Incyte Corp.[1]	750,000	100,253
Aetna Inc.	600,000	76,530
Bristol-Myers Squibb Co.	978,000	53,184
Molina Healthcare, Inc.[1]	985,000	44,916
Sysmex Corp.	320,000	19,402
Medtronic PLC	143,000	11,520
Novartis AG	99,000	7,349
Novo Nordisk A/S, Class B	146,000	5,014
Rotech Healthcare Inc.[1,2,3]	184,138	1,484
		1,847,914
American Funds Insurance Series — Asset Allocation Fund — Page 60 of 191

unaudited
Common stocks Consumer discretionary 8.15%	Shares	Value (000)
Comcast Corp., Class A	12,146,000	$456,568
Newell Brands Inc.	5,600,000	264,152
Home Depot, Inc.	1,600,000	234,928
Amazon.com, Inc.[1]	258,000	228,727
VF Corp.	2,730,000	150,068
General Motors Co.	3,500,000	123,760
Starbucks Corp.	1,510,000	88,169
CBS Corp., Class B	1,000,000	69,360
Twenty-First Century Fox, Inc., Class A	2,000,000	64,780
Charter Communications, Inc., Class A1	194,126	63,541
Industria de Diseño Textil, SA	960,000	33,837
Domino’s Pizza, Inc.	180,000	33,174
McDonald’s Corp.	95,000	12,313
Liberty Global PLC, Class A1	275,000	9,865
Liberty Global PLC LiLAC, Class A1	34,311	763
		1,834,005
Financials 7.35%
JPMorgan Chase & Co.	5,700,000	500,688
Chubb Ltd.	2,455,000	334,494
First Republic Bank	1,980,000	185,744
Bank of America Corp.	7,000,000	165,130
Citigroup Inc.	2,750,000	164,505
Capital One Financial Corp.	1,000,000	86,660
PNC Financial Services Group, Inc.	475,000	57,114
Blackstone Group LP	1,510,000	44,847
RenaissanceRe Holdings Ltd.	290,000	41,948
SunTrust Banks, Inc.	510,000	28,203
Berkshire Hathaway Inc., Class A1	84	20,987
Wells Fargo & Co.	200,000	11,132
HDFC Bank Ltd.[2]	297,000	6,706
ICICI Bank Ltd.	1,437,000	6,127
		1,654,285
Consumer staples 5.66%
Philip Morris International Inc.	4,841,000	546,549
Associated British Foods PLC	4,500,000	146,928
Nestlé SA (ADR)	900,000	69,210
Nestlé SA	523,000	40,126
Costco Wholesale Corp.	555,000	93,068
British American Tobacco PLC	1,230,000	81,677
Procter & Gamble Co.	800,000	71,880
Reynolds American Inc.	1,000,000	63,020
Herbalife Ltd.[1]	950,000	55,233
Colgate-Palmolive Co.	750,000	54,892
CVS Health Corp.	530,000	41,605
Coca-Cola Co.	258,000	10,949
		1,275,137
Energy 5.09%
Weatherford International PLC[1]	42,200,000	280,630
Noble Energy, Inc.	7,300,000	250,682
Chevron Corp.	1,250,000	134,212
Royal Dutch Shell PLC, Class B (ADR)	1,750,000	97,703
Royal Dutch Shell PLC, Class A (ADR)	31,470	1,659
American Funds Insurance Series — Asset Allocation Fund — Page 61 of 191

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Schlumberger Ltd.	1,185,000	$92,548
Tallgrass Energy GP, LP, Class A	2,500,000	71,900
Enbridge Inc.	1,490,000	62,342
Extraction Oil & Gas, Inc.[1]	3,000,000	55,650
Cabot Oil & Gas Corp.	2,000,000	47,820
Concho Resources Inc.[1]	300,000	38,502
ConocoPhillips	250,000	12,468
		1,146,116
Materials 4.53%
E.I. du Pont de Nemours and Co.	4,505,000	361,887
LyondellBasell Industries NV	2,200,000	200,618
Syngenta AG (ADR)	2,000,000	177,000
Dow Chemical Co.	1,250,000	79,425
Nucor Corp.	1,250,000	74,650
Ecolab Inc.	330,000	41,362
Royal Gold, Inc.	515,000	36,076
Praxair, Inc.	225,000	26,685
Franco-Nevada Corp.	288,979	18,931
Warrior Met Coal, LLC, Class B2,4	5,427	1,764
Warrior Met Coal, LLC, Class A2,4	1,860	604
		1,019,002
Industrials 3.44%
Lockheed Martin Corp.	1,422,000	380,527
Boeing Co.	1,540,000	272,364
Raytheon Co.	265,000	40,413
IDEX Corp.	390,000	36,469
TransDigm Group Inc.	100,000	22,016
Waste Management, Inc.	214,000	15,605
Rockwell Collins, Inc.	61,000	5,927
CEVA Group PLC[1,2,5]	6,142	1,474
Atrium Corp.[1,2,3,4]	535	1
		774,796
Real estate 1.19%
Crown Castle International Corp. REIT	1,137,000	107,390
Simon Property Group, Inc. REIT	600,000	103,218
American Tower Corp. REIT	475,000	57,731
		268,339
Telecommunication services 1.04%
AT&T Inc.	3,295,000	136,907
Verizon Communications Inc.	1,493,000	72,784
Zayo Group Holdings, Inc.[1]	711,721	23,416
NII Holdings, Inc.[1]	813,926	1,058
		234,165
Utilities 0.34%
Dominion Resources, Inc.	1,000,000	77,570
American Funds Insurance Series — Asset Allocation Fund — Page 62 of 191

unaudited
Common stocks Miscellaneous 0.21%	Shares	Value (000)
Other common stocks in initial period of acquisition		$47,452
Total common stocks (cost: $10,227,662,000)		14,344,918
Rights & warrants 0.00% Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		—
Total rights & warrants (cost: $0)		—
Convertible stocks 0.04% Industrials 0.02%
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.158%[1,2,5]	6,267	2,507
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.158%[1,2,5]	5,998	1,649
Miscellaneous 0.02%
Other convertible stocks in initial period of acquisition		5,175
Total convertible stocks (cost: $19,829,000)		9,331
Bonds, notes & other debt instruments 29.99% U.S. Treasury bonds & notes 14.72% U.S. Treasury 12.32%	Principal amount (000)
U.S. Treasury 0.625% 2017	$85,000	84,955
U.S. Treasury 0.625% 2018	50,930	50,669
U.S. Treasury 0.75% 2018	59,002	58,811
U.S. Treasury 3.50% 2018	20,000	20,422
U.S. Treasury 0.75% 2019	9,750	9,613
U.S. Treasury 0.875% 2019	40,000	39,508
U.S. Treasury 0.875% 2019	2,000	1,983
U.S. Treasury 1.00% 2019	15,000	14,926
U.S. Treasury 1.125% 2019	155,000	154,647
U.S. Treasury 1.125% 2019	106,000	105,801
U.S. Treasury 1.375% 2019	20,000	19,963
U.S. Treasury 1.50% 2019	400,000	401,860
U.S. Treasury 1.50% 2019	59,000	59,097
U.S. Treasury 1.50% 2019	10,000	10,043
U.S. Treasury 1.625% 2019	57,070	57,476
U.S. Treasury 1.625% 2019	30,000	30,190
U.S. Treasury 1.75% 2019	21,000	21,189
U.S. Treasury 1.25% 2020[6]	327,000	324,933
U.S. Treasury 1.25% 2020	93,000	92,339
U.S. Treasury 1.375% 2020	65,250	65,044
U.S. Treasury 1.375% 2020	21,500	21,408
U.S. Treasury 1.625% 2020	125,000	125,014
U.S. Treasury 1.625% 2020	10,000	10,037
U.S. Treasury 1.125% 2021	47,000	45,542
U.S. Treasury 1.125% 2021	10,000	9,700
U.S. Treasury 1.375% 2021	48,750	48,073
U.S. Treasury 1.375% 2021	38,250	37,576
U.S. Treasury 1.375% 2021	13,500	13,275
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Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.75% 2021	$9,500	$9,439
U.S. Treasury 2.25% 2021	9,730	9,893
U.S. Treasury 1.875% 2022	100,000	99,797
U.S. Treasury 1.375% 2023	20,000	19,039
U.S. Treasury 1.375% 2023	5,000	4,765
U.S. Treasury 1.625% 2023	5,000	4,854
U.S. Treasury 1.625% 2023	1,955	1,890
U.S. Treasury 2.125% 2023	15,250	15,199
U.S. Treasury 2.25% 2023	5,000	5,018
U.S. Treasury 2.125% 2024	52,500	52,223
U.S. Treasury 2.125% 2024	24,800	24,659
U.S. Treasury 2.25% 2024	10,000	10,032
U.S. Treasury 2.375% 2024	70,000	70,563
U.S. Treasury 2.00% 2025	44,000	42,852
U.S. Treasury 1.50% 2026	15,500	14,345
U.S. Treasury 1.625% 2026	7,000	6,583
U.S. Treasury 1.625% 2026	1,500	1,407
U.S. Treasury 2.00% 2026	15,750	15,217
U.S. Treasury 2.25% 2027	109,250	107,884
U.S. Treasury 4.75% 2041	15,000	19,650
U.S. Treasury 3.125% 2043	17,500	17,855
U.S. Treasury 3.375% 2044	7,000	7,472
U.S. Treasury 2.50% 2045	9,000	8,088
U.S. Treasury 2.50% 2046	18,000	16,119
U.S. Treasury 2.50% 2046	5,000	4,482
U.S. Treasury 2.875% 2046	144,798	140,512
U.S. Treasury 3.00% 2047	110,250	109,866
		2,773,797
U.S. Treasury inflation-protected securities 2.40%
U.S. Treasury Inflation-Protected Security 0.125% 2017[7]	10,690	10,706
U.S. Treasury Inflation-Protected Security 2.625% 2017[7]	11,715	11,893
U.S. Treasury Inflation-Protected Security 0.125% 2021[7]	36,879	37,301
U.S. Treasury Inflation-Protected Security 0.625% 2024[7]	209,152	214,424
U.S. Treasury Inflation-Protected Security 0.375% 2025[7]	15,357	15,417
U.S. Treasury Inflation-Protected Security 0.125% 2026[7]	20,258	19,794
U.S. Treasury Inflation-Protected Security 0.625% 2026[7]	36,785	37,502
U.S. Treasury Inflation-Protected Security 0.375% 2027[7]	10,051	10,021
U.S. Treasury Inflation-Protected Security 0.75% 2042[7]	18,470	17,803
U.S. Treasury Inflation-Protected Security 1.375% 2044[7]	133,164	147,187
U.S. Treasury Inflation-Protected Security 1.00% 2046[7]	18,701	19,020
		541,068
Total U.S. Treasury bonds & notes		3,314,865
Corporate bonds & notes 9.58% Energy 1.86%
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.284% 2020[8,9,10]	7,340	5,144
American Energy (Marcellus), Term Loan A, (3-month USD-LIBOR + 7.50%) 8.534% 2021[8,9,10]	5,188	662
American Energy (Permian Basin) 7.125% 2020[4]	6,020	4,906
American Energy (Permian Basin) 7.375% 2021[4]	1,825	1,487
Anadarko Petroleum Corp. 4.85% 2021	3,455	3,699
Anadarko Petroleum Corp. 5.55% 2026	2,250	2,501
Anadarko Petroleum Corp. 6.60% 2046	1,500	1,817
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
APT Pipelines Ltd. 4.20% 2025[4]	$7,000	$7,161
Blackstone CQP Holdco LP, 6.50% 2021[4,5]	21,325	21,418
Boardwalk Pipeline Partners, LP 4.45% 2027	735	744
Boardwalk Pipelines, LP 5.95% 2026	2,000	2,218
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,014
Cenovus Energy Inc. 3.80% 2023	3,970	4,015
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 4.272% 2019[10]	5,025	5,025
Chesapeake Energy Corp. 4.875% 2022	6,250	5,656
Chesapeake Energy Corp. 8.00% 2025[4]	3,175	3,187
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 7.50%) 8.553% 2021[8,9,10]	2,150	2,294
Chevron Corp. 2.10% 2021	2,500	2,482
Chevron Corp. 2.498% 2022	2,730	2,746
Chevron Corp. 2.566% 2023	2,000	1,985
Chevron Corp. 2.895% 2024	4,500	4,523
Chevron Corp. 3.326% 2025	1,165	1,190
ConocoPhillips 4.20% 2021	3,300	3,522
ConocoPhillips 4.95% 2026	1,750	1,946
CONSOL Energy Inc. 5.875% 2022	15,125	15,030
DCP Midstream Operating LP 4.95% 2022	3,800	3,857
Devon Energy Corp. 5.85% 2025	2,000	2,298
Devon Energy Corp. 5.00% 2045	3,590	3,614
Diamond Offshore Drilling, Inc. 4.875% 2043	3,485	2,544
Enbridge Energy Partners, LP 5.875% 2025	3,695	4,137
Enbridge Energy Partners, LP 7.375% 2045	1,000	1,223
Enbridge Energy Partners, LP, Series B, 6.50% 2018	3,900	4,077
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,376
Enbridge Inc. 4.00% 2023	3,035	3,123
Enbridge Inc. 3.50% 2024	1,000	983
Enbridge Inc. 4.25% 2026	1,840	1,882
Enbridge Inc. 5.50% 2046	965	1,030
Energy Transfer Partners, LP 4.15% 2020	3,500	3,637
Energy Transfer Partners, LP 7.50% 2020	1,175	1,316
Energy Transfer Partners, LP 5.875% 2024	2,775	2,962
Energy Transfer Partners, LP 4.75% 2026	4,000	4,123
Energy Transfer Partners, LP 4.20% 2027	625	619
Energy Transfer Partners, LP 5.50% 2027	4,420	4,641
Energy Transfer Partners, LP 5.30% 2047	1,000	963
EnLink Midstream Partners, LP 4.15% 2025	7,330	7,254
EnLink Midstream Partners, LP 4.85% 2026	2,500	2,584
EnLink Midstream Partners, LP 5.05% 2045	3,135	2,962
Ensco PLC 5.75% 2044	5,595	4,224
Enterprise Products Operating LLC 5.20% 2020	1,710	1,864
Enterprise Products Operating LLC 2.85% 2021	2,885	2,900
Enterprise Products Operating LLC 4.90% 2046	1,970	2,020
EOG Resources, Inc. 4.15% 2026	2,980	3,118
Exxon Mobil Corp. 2.222% 2021	5,000	5,012
Exxon Mobil Corp. 2.726% 2023	3,000	3,011
Exxon Mobil Corp. 3.043% 2026	2,250	2,252
Genesis Energy, LP 6.75% 2022	3,750	3,885
Halliburton Co. 3.80% 2025	6,760	6,880
Halliburton Co. 4.85% 2035	1,000	1,059
Halliburton Co. 5.00% 2045	1,000	1,054
Jupiter Resources Inc. 8.50% 2022[4]	3,000	2,497
Kinder Morgan Energy Partners, LP 5.40% 2044	1,380	1,369
American Funds Insurance Series — Asset Allocation Fund — Page 65 of 191

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan Energy Partners, LP 5.50% 2044	$1,828	$1,828
Kinder Morgan Finance Co. 5.05% 2046	1,500	1,461
Kinder Morgan, Inc. 3.05% 2019	2,520	2,564
Kinder Morgan, Inc. 4.30% 2025	1,500	1,535
MPLX LP 4.125% 2027	4,155	4,139
MPLX LP 5.20% 2047	2,525	2,550
NGL Energy Partners LP 6.875% 2021	5,505	5,643
NGL Energy Partners LP 6.125% 2025[4]	3,000	2,925
NGPL PipeCo LLC 7.119% 2017[4]	2,110	2,179
NGPL PipeCo LLC 9.625% 2019[4]	10,625	11,050
Noble Corp. PLC 7.70% 2025	3,175	3,008
Noble Corp. PLC 8.70% 2045	3,525	3,261
Peabody Energy Corp. 6.00% 2022[4]	600	599
Peabody Energy Corp. 6.375% 2025[4]	600	596
Petróleos Mexicanos 5.50% 2021	2,250	2,388
Petróleos Mexicanos 5.375% 2022[4]	935	984
Petróleos Mexicanos 3.50% 2023	7,000	6,688
Petróleos Mexicanos 4.625% 2023	2,500	2,521
Petróleos Mexicanos 6.50% 2027[4]	5,630	6,064
Petróleos Mexicanos 5.625% 2046	2,890	2,584
Petróleos Mexicanos 6.75% 2047	4,115	4,187
Phillips 66 Partners LP 3.55% 2026	335	321
Phillips 66 Partners LP 4.90% 2046	5,975	5,709
Pioneer Natural Resources Co. 3.45% 2021	3,345	3,427
QGOG Constellation SA 6.25% 2019[4]	850	536
Royal Dutch Shell PLC 1.75% 2021	1,740	1,692
Royal Dutch Shell PLC 2.50% 2026	1,000	944
Royal Dutch Shell PLC 3.75% 2046	4,500	4,148
Sabine Pass Liquefaction, LLC 5.875% 2026[4]	3,000	3,313
Sabine Pass Liquefaction, LLC 4.20% 2028[4]	12,540	12,377
Schlumberger BV 3.625% 2022[4]	2,800	2,908
Seven Generations Energy Ltd. 6.75% 2023[4]	2,000	2,100
Shell International Finance BV 2.25% 2020	1,965	1,973
SM Energy Co. 5.625% 2025	2,800	2,694
Southwestern Energy Co. 4.10% 2022	8,920	8,362
Spectra Energy Partners, LP 3.375% 2026	615	587
Spectra Energy Partners, LP 4.50% 2045	1,150	1,078
Statoil ASA 2.75% 2021	1,925	1,942
Statoil ASA 3.25% 2024	2,850	2,878
Statoil ASA 4.25% 2041	2,000	2,023
Sunoco LP 6.25% 2021	5,015	5,140
Targa Resources Partners LP 4.125% 2019	7,330	7,486
Targa Resources Partners LP 6.75% 2024	2,965	3,232
Teekay Corp. 8.50% 2020	15,255	15,179
Tesoro Logistics LP 5.50% 2019	3,410	3,615
Tesoro Logistics LP 5.25% 2025	1,775	1,859
TransCanada PipeLines Ltd. 7.625% 2039	4,000	5,622
Transocean Inc. 9.00% 2023[4]	1,600	1,716
Weatherford International PLC 4.50% 2022	1,370	1,319
Weatherford International PLC 8.25% 2023	5,750	6,267
Weatherford International PLC 9.875% 2024[4]	1,150	1,337
Weatherford International PLC 6.50% 2036	5,020	4,769
Weatherford International PLC 6.75% 2040	7,775	7,425
Western Gas Partners LP 4.65% 2026	925	954
American Funds Insurance Series — Asset Allocation Fund — Page 66 of 191

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Williams Companies, Inc. 3.70% 2023	$5,335	$5,268
Williams Partners LP 4.00% 2021	195	202
Williams Partners LP 3.60% 2022	2,250	2,285
Williams Partners LP 3.90% 2025	3,500	3,501
Williams Partners LP 5.10% 2045	3,055	3,047
		419,711
Financials 1.48%
ACE INA Holdings Inc. 2.30% 2020	1,345	1,350
ACE INA Holdings Inc. 2.875% 2022	3,850	3,883
ACE INA Holdings Inc. 3.15% 2025	3,255	3,264
ACE INA Holdings Inc. 3.35% 2026	850	861
ACE INA Holdings Inc. 4.35% 2045	750	792
Allstate Corp. 3.28% 2026	5,095	5,125
Bank of America Corp. 2.625% 2020	4,000	4,015
Bank of America Corp. 2.625% 2021	2,000	1,997
Bank of America Corp. 3.875% 2025	8,500	8,665
Bank of America Corp. 3.248% 2027	2,500	2,385
Bank of America Corp. 3.824% 2028	2,500	2,510
BB&T Corp. 2.45% 2020	6,000	6,063
BB&T Corp. 2.625% 2022	2,500	2,508
BB&T Corp. 2.75% 2022	6,000	6,039
Berkshire Hathaway Finance Corp. 1.30% 2019	1,070	1,060
Berkshire Hathaway Inc. 2.20% 2021	1,000	1,001
Berkshire Hathaway Inc. 2.75% 2023	2,615	2,617
Berkshire Hathaway Inc. 3.125% 2026	1,000	1,000
BPCE SA group 2.65% 2021	2,000	1,994
BPCE SA group 5.70% 2023[4]	3,000	3,189
BPCE SA group 5.15% 2024[4]	3,000	3,086
CIT Group Inc. 3.875% 2019	14,485	14,892
Citigroup Inc. 2.35% 2021	8,500	8,376
Citigroup Inc. 2.90% 2021	4,000	4,019
Citigroup Inc. 3.20% 2026	7,000	6,695
Citigroup Inc. 3.887% 2028	9,850	9,913
Commonwealth Bank of Australia 2.25% 2020[4]	1,000	1,001
Commonwealth Bank of Australia 2.75% 2022[4]	1,000	1,003
Crédit Agricole SA 4.375% 2025[4]	1,500	1,493
Credit Suisse Group AG 1.70% 2018	4,000	3,995
Credit Suisse Group AG 3.80% 2023	1,625	1,633
Danske Bank AS 2.00% 2021[4]	2,365	2,301
Danske Bank AS 2.70% 2022[4]	2,000	1,993
DNB ASA 2.375% 2021[4]	3,000	2,967
Goldman Sachs Group, Inc. 2.55% 2019	4,000	4,039
Goldman Sachs Group, Inc. 3.00% 2022	4,750	4,759
Goldman Sachs Group, Inc. 3.75% 2026	2,250	2,268
Goldman Sachs Group, Inc. 4.75% 2045	1,000	1,059
HSBC Holdings PLC 3.262% 2023	5,250	5,279
HSBC Holdings PLC 4.25% 2024	3,000	3,041
Icahn Enterprises Finance Corp. 6.25% 2022[4]	1,600	1,628
Intercontinentalexchange, Inc. 2.50% 2018	4,000	4,054
Intesa Sanpaolo SpA 5.017% 2024[4]	6,730	6,340
iStar Financial Inc. 4.00% 2017	8,675	8,718
iStar Financial Inc., Series B, 9.00% 2017	905	915
JPMorgan Chase & Co. 2.55% 2020	2,750	2,763
American Funds Insurance Series — Asset Allocation Fund — Page 67 of 191

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% 2049	$3,200	$3,324
Lloyds Banking Group PLC 3.00% 2022	4,000	3,981
Lloyds Banking Group PLC 4.582% 2025	1,500	1,526
MetLife Global Funding I 1.55% 2019[4]	3,500	3,461
MetLife Global Funding I 2.50% 2020[4]	8,000	8,021
MetLife Global Funding I 1.95% 2021[4]	2,500	2,432
MetLife, Inc. 4.05% 2045	2,760	2,675
Morgan Stanley 2.50% 2021	3,000	2,986
Morgan Stanley (3-month USD-LIBOR + 1.40%) 2.443% 2023[10]	2,500	2,555
Morgan Stanley 3.125% 2026	1,000	957
Morgan Stanley 3.875% 2026	2,500	2,538
Morgan Stanley 3.625% 2027	6,525	6,488
National Australia Bank Ltd. 1.375% 2019	975	961
National Australia Bank Ltd. 1.875% 2021	975	947
Navient Corp. 4.875% 2019	7,800	8,005
Navient Corp. 6.50% 2022	675	682
Navient Corp. 5.50% 2023	3,640	3,490
New York Life Global Funding 1.50% 2019[4]	1,525	1,507
New York Life Global Funding 1.70% 2021[4]	1,500	1,457
New York Life Global Funding 2.35% 2026[4]	1,190	1,118
Nordea Bank AB 2.50% 2020[4]	4,450	4,462
PNC Bank 1.45% 2019	3,340	3,302
PNC Bank 2.55% 2021	8,000	7,987
PNC Financial Services Group, Inc. 2.854% 2022	1,445	1,449
PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,078
Prudential Financial, Inc. 3.50% 2024	4,000	4,121
QBE Insurance Group Ltd. 2.40% 2018[4]	5,000	5,013
Rabobank Nederland 2.75% 2022	2,825	2,841
Rabobank Nederland 4.375% 2025	5,500	5,651
Skandinaviska Enskilda Banken AB 2.30% 2020	5,250	5,264
Skandinaviska Enskilda Banken AB 2.80% 2022	4,500	4,514
Starwood Property Trust, Inc. 5.00% 2021[4]	2,550	2,652
Svenska Handelsbanken AB 1.875% 2021	1,980	1,925
Swedbank AB 2.80% 2022[4]	3,000	3,007
UBS Group AG 4.125% 2025[4]	2,750	2,801
US Bancorp. 2.625% 2022	1,805	1,813
US Bancorp. 3.70% 2024	7,000	7,353
US Bancorp. 2.375% 2026	6,500	6,086
Wells Fargo & Co. 2.15% 2019	8,000	8,032
Wells Fargo & Co. 2.55% 2020	2,175	2,187
Wells Fargo & Co. 2.50% 2021	7,500	7,482
Wells Fargo & Co. 3.069% 2023	3,000	3,015
Westpac Banking Corp. 2.15% 2020	12,000	12,005
		332,699
Health care 1.41%
Abbott Laboratories 2.90% 2021	1,105	1,111
Abbott Laboratories 3.40% 2023	1,950	1,970
Abbott Laboratories 3.75% 2026	7,195	7,200
Abbott Laboratories 4.75% 2036	460	476
Abbott Laboratories 4.90% 2046	920	958
AbbVie Inc. 3.20% 2022	4,670	4,728
AbbVie Inc. 4.30% 2036	2,900	2,815
AbbVie Inc. 4.45% 2046	7,600	7,299
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Aetna Inc. 1.70% 2018	$835	$835
Allergan PLC 2.35% 2018	2,000	2,009
Allergan PLC 3.00% 2020	1,000	1,017
Allergan PLC 3.45% 2022	7,150	7,294
Allergan PLC 3.85% 2024	2,000	2,041
Allergan PLC 3.80% 2025	1,000	1,009
Allergan PLC 4.75% 2045	4,190	4,234
Amgen Inc. 1.85% 2021	400	389
Amgen Inc. 2.70% 2022	3,400	3,409
Amgen Inc. 2.25% 2023	1,000	959
Amgen Inc. 4.40% 2045	3,000	2,923
AstraZeneca PLC 3.375% 2025	7,890	7,952
Bayer AG 2.375% 2019[4]	2,750	2,770
Boston Scientific Corp. 3.85% 2025	10,750	10,932
Celgene Corp. 3.625% 2024	3,000	3,041
Celgene Corp. 3.875% 2025	1,250	1,280
Centene Corp. 4.75% 2022	10,495	10,836
Centene Corp. 4.75% 2025	3,825	3,856
Community Health Systems Inc. 5.125% 2021	2,040	2,025
Community Health Systems Inc. 6.25% 2023	2,150	2,201
Concordia Healthcare Corp, Term Loan B, (3-month USD-LIBOR + 4.25%) 5.25% 2021[8,9,10]	2,388	1,684
Concordia Healthcare Corp. 9.50% 2022[4]	4,250	956
Concordia Healthcare Corp. 7.00% 2023[4]	6,530	1,290
DaVita HealthCare Partners Inc. 5.00% 2025	3,325	3,323
DJO Finance LLC 10.75% 2020	2,035	1,664
DJO Finance LLC 8.125% 2021[4]	5,425	4,706
EMD Finance LLC 2.40% 2020[4]	125	125
EMD Finance LLC 2.95% 2022[4]	1,000	1,004
EMD Finance LLC 3.25% 2025[4]	9,000	8,908
Endo Finance LLC & Endo Finco Inc. 6.00% 2025[4]	2,445	2,097
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	3,550	3,248
Gilead Sciences, Inc. 2.50% 2023	1,880	1,820
Gilead Sciences, Inc. 2.95% 2027	1,000	949
Gilead Sciences, Inc. 4.00% 2036	730	695
Gilead Sciences, Inc. 4.15% 2047	720	671
HCA Inc. 5.25% 2026	1,250	1,313
Healthsouth Corp. 5.75% 2024	1,925	1,949
Healthsouth Corp. 5.75% 2025	2,535	2,544
Johnson & Johnson 2.25% 2022	3,750	3,755
Johnson & Johnson 2.45% 2026	1,285	1,235
Johnson & Johnson 2.95% 2027	2,250	2,252
Johnson & Johnson 3.625% 2037	2,250	2,240
Johnson & Johnson 3.75% 2047	2,250	2,236
Kinetic Concepts, Inc. 12.50% 2021[4]	6,905	7,682
Mallinckrodt PLC 4.875% 2020[4]	7,560	7,607
Medtronic, Inc. 3.50% 2025	5,250	5,374
Medtronic, Inc. 3.35% 2027	2,345	2,364
Medtronic, Inc. 4.375% 2035	4,537	4,758
Medtronic, Inc. 4.625% 2045	3,260	3,510
Molina Healthcare, Inc. 5.375% 2022	8,280	8,606
Pfizer Inc. 1.95% 2021	2,500	2,486
Quintiles Transnational Corp. 4.875% 2023[4]	2,475	2,521
Roche Holdings, Inc. 2.875% 2021[4]	8,000	8,156
Roche Holdings, Inc. 1.75% 2022[4]	2,340	2,260
American Funds Insurance Series — Asset Allocation Fund — Page 69 of 191

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Roche Holdings, Inc. 3.00% 2025[4]	$6,000	$6,007
Roche Holdings, Inc. 2.375% 2027[4]	2,470	2,329
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)[2,3,8,9,10,11]	6,547	6,514
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 5.50% 2018[2,3,8,9,10]	2,991	2,977
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 10.00% 2019[2,3,8,9,10]	2,400	2,388
Shire PLC 1.90% 2019	2,000	1,985
Shire PLC 2.40% 2021	6,125	6,004
Shire PLC 2.875% 2023	5,620	5,460
Shire PLC 3.20% 2026	4,045	3,870
Tenet Healthcare Corp. 4.375% 2021	2,700	2,713
Tenet Healthcare Corp., First Lien, 4.75% 2020	3,290	3,378
Tenet Healthcare Corp., First Lien, 6.00% 2020	7,955	8,432
Tenet Healthcare Corp., First Lien, 4.50% 2021	2,525	2,538
Teva Pharmaceutical Finance Company BV 1.40% 2018	710	706
Teva Pharmaceutical Finance Company BV 1.70% 2019	725	717
Teva Pharmaceutical Finance Company BV 2.20% 2021	510	491
Teva Pharmaceutical Finance Company BV 2.80% 2023	2,520	2,395
Teva Pharmaceutical Finance Company BV 3.15% 2026	9,585	8,850
Teva Pharmaceutical Finance Company BV 4.10% 2046	7,300	6,311
Thermo Fisher Scientific Inc. 2.40% 2019	4,000	4,035
Thermo Fisher Scientific Inc. 4.15% 2024	2,000	2,101
UnitedHealth Group Inc. 3.35% 2022	4,355	4,509
VPI Escrow Corp. 6.375% 2020[4]	16,715	15,211
VRX Escrow Corp. 6.125% 2025[4]	9,900	7,660
Zimmer Holdings, Inc. 3.15% 2022	6,015	6,043
		317,181
Consumer discretionary 0.93%
Amazon.com, Inc. 4.80% 2034	7,000	7,773
American Axle & Manufacturing Holdings, Inc. 6.50% 2027[4]	1,875	1,874
Bayerische Motoren Werke AG 2.25% 2023[4]	600	577
Cablevision Systems Corp. 6.75% 2021	5,975	6,494
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	3,000	3,163
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	4,000	4,231
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[4]	5,850	6,157
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	750	868
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047[4]	2,615	2,636
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	11,010	11,148
Comcast Corp. 1.625% 2022	2,000	1,919
Comcast Corp. 2.35% 2027	5,435	4,984
Comcast Corp. 3.30% 2027	1,000	991
Comcast Corp. 3.20% 2036	750	668
DaimlerChrysler North America Holding Corp. 2.25% 2019[4]	6,000	6,022
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	2,515	2,514
DaimlerChrysler North America Holding Corp. 3.45% 2027[4]	2,505	2,515
Ford Motor Co. 5.291% 2046	10,750	10,804
Ford Motor Credit Co. 1.897% 2019	2,500	2,477
Ford Motor Credit Co. 2.597% 2019	3,000	3,018
Ford Motor Credit Co. 2.943% 2019	5,000	5,070
Ford Motor Credit Co. 3.157% 2020	2,500	2,542
Ford Motor Credit Co. 3.219% 2022	6,000	6,043
Ford Motor Credit Co. 4.375% 2023	3,500	3,658
Ford Motor Credit Co. 4.134% 2025	5,500	5,536
General Motors Co. 5.20% 2045	3,000	2,959
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Co. 6.75% 2046	$250	$294
General Motors Financial Co. 2.35% 2019	3,500	3,506
General Motors Financial Co. 3.70% 2020	6,355	6,548
General Motors Financial Co. 3.20% 2021	2,500	2,512
General Motors Financial Co. 3.45% 2022	5,875	5,910
General Motors Financial Co. 3.45% 2022	2,000	2,020
General Motors Financial Co. 4.30% 2025	2,250	2,289
General Motors Financial Co. 4.35% 2027	1,000	1,010
Home Depot, Inc. 2.00% 2021	2,000	1,992
Home Depot, Inc. 2.125% 2026	2,000	1,858
Home Depot, Inc. 4.25% 2046	4,000	4,174
Home Depot, Inc. 3.50% 2056	1,125	982
iHeartCommunications, Inc. 9.00% 2019	8,920	7,615
Limited Brands, Inc. 6.875% 2035	7,475	7,251
Lowe’s Companies, Inc. 2.50% 2026	2,720	2,586
McClatchy Co. 9.00% 2022	2,075	2,163
McDonald’s Corp. 2.75% 2020	1,750	1,775
McDonald’s Corp. 2.625% 2022	1,105	1,105
McDonald’s Corp. 3.50% 2027	2,000	2,008
McDonald’s Corp. 4.875% 2045	750	801
Newell Rubbermaid Inc. 2.60% 2019	188	190
Newell Rubbermaid Inc. 3.15% 2021	1,000	1,024
Newell Rubbermaid Inc. 3.85% 2023	3,090	3,202
Newell Rubbermaid Inc. 4.20% 2026	1,840	1,917
Newell Rubbermaid Inc. 5.50% 2046	750	854
NIKE, Inc. 2.375% 2026	4,000	3,745
NIKE, Inc. 3.375% 2046	750	665
Scientific Games Corp. 7.00% 2022[4]	1,975	2,116
Sotheby’s Holdings, Inc. 5.25% 2022[4]	2,435	2,478
Starbucks Corp. 2.70% 2022	1,500	1,526
TI Automotive Ltd. 8.75% 2023[4]	2,795	2,979
Time Warner Inc. 3.80% 2027	605	600
Toyota Motor Credit Corp. 2.60% 2022	3,880	3,901
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[4]	4,018	3,964
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[4]	4,425	4,508
Wynn Macau, Ltd. 5.25% 2021[4]	7,675	7,848
ZF Friedrichshafen AG 4.50% 2022[4]	1,050	1,097
ZF Friedrichshafen AG 4.75% 2025[4]	2,370	2,462
		210,116
Telecommunication services 0.76%
AT&T Inc. 4.250% 2027	6,250	6,353
AT&T Inc. 5.25% 2037	5,250	5,363
AT&T Inc. 5.45% 2047	2,250	2,299
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	7,175	7,399
Deutsche Telekom International Finance BV 1.95% 2021[4]	1,000	967
Deutsche Telekom International Finance BV 2.82% 2022[4]	2,535	2,523
Deutsche Telekom International Finance BV 3.60% 2027[4]	4,750	4,738
Deutsche Telekom International Finance BV 9.25% 2032	3,570	5,553
France Télécom 4.125% 2021	5,000	5,278
France Télécom 9.00% 2031	5	7
Frontier Communications Corp. 11.00% 2025	9,400	9,159
Inmarsat PLC 4.875% 2022[4]	6,725	6,691
Inmarsat PLC 6.50% 2024[4]	2,700	2,805
American Funds Insurance Series — Asset Allocation Fund — Page 71 of 191

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Intelsat Jackson Holding Co. 7.25% 2019	$3,475	$3,332
Intelsat Jackson Holding Co. 7.25% 2020	8,025	7,353
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 9.75% 2020 (100% PIK)[8,9,10,11]	24,853	24,207
MetroPCS Wireless, Inc. 6.25% 2021	6,275	6,471
MetroPCS Wireless, Inc. 6.625% 2023	3,725	3,985
Orange SA 1.625% 2019	2,250	2,219
Orange SA 5.50% 2044	3,000	3,423
SoftBank Group Corp. 4.50% 2020[4]	8,465	8,730
T-Mobile US, Inc. 6.50% 2026	275	302
Trilogy International Partners, LLC 13.375% 2019[4]	9,750	9,896
Verizon Communications Inc. 2.946% 2022[4]	4,940	4,924
Verizon Communications Inc. 4.125% 2046	4,228	3,662
Wind Acquisition SA 4.75% 2020[4]	3,450	3,523
Wind Acquisition SA 7.375% 2021[4]	12,300	12,823
Windstream Holdings, Inc. 7.75% 2021	10,175	10,073
Windstream Holdings, Inc. 7.50% 2022	500	488
Ziggo Bond Finance BV 5.50% 2027[4]	7,050	7,067
		171,613
Utilities 0.71%
AES Corp. 5.50% 2025	5,525	5,622
AES Corp. 6.00% 2026	2,815	2,928
American Electric Power Co., Inc. 2.95% 2022	4,020	4,045
American Electric Power Co., Inc. 2.75% 2026	570	540
Berkshire Hathaway Energy Co. 2.40% 2020	1,245	1,255
Calpine Corp. 5.375% 2023	1,510	1,536
Calpine Corp. 5.25% 2026[4]	570	581
CMS Energy Corp. 8.75% 2019	2,000	2,285
Comision Federal de Electricidad 4.75% 2027[4]	1,070	1,075
Commonwealth Edison Company 2.55% 2026	750	714
Commonwealth Edison Company 4.35% 2045	2,085	2,179
Commonwealth Edison Company 3.65% 2046	2,000	1,877
Consumers Energy Co. 3.375% 2023	475	493
Consumers Energy Co. 3.125% 2024	3,785	3,793
Consumers Energy Co. 3.25% 2046	940	840
Dominion Resources, Inc. 1.875% 2018[4]	2,500	2,497
Dominion Resources, Inc. 1.60% 2019	890	879
Dominion Resources, Inc. 2.962% 2019	300	304
Dominion Resources, Inc. 2.00% 2021	790	767
Dominion Resources, Inc. 2.75% 2022	800	797
Dominion Resources, Inc. 2.85% 2026	1,500	1,403
Duke Energy Corp. 1.80% 2021	275	266
Duke Energy Corp. 2.65% 2026	2,000	1,860
Duke Energy Corp. 3.75% 2046	1,500	1,358
Duke Energy Florida, LLC 3.20% 2027	2,300	2,314
Duke Energy Ohio, Inc. 3.70% 2046	1,950	1,828
Duke Energy Progress Inc. 4.15% 2044	3,020	3,073
Duke Energy Progress Inc. 3.70% 2046	4,350	4,168
Dynegy Finance Inc. 6.75% 2019	1,955	2,019
EDP Finance BV 4.125% 2020[4]	6,000	6,178
Electricité de France SA 2.35% 2020[4]	650	650
Electricité de France SA 6.95% 2039[4]	4,000	5,102
Emera US Finance LP 2.15% 2019	300	300
Emera US Finance LP 2.70% 2021	770	766
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Emera US Finance LP 3.55% 2026	$645	$635
Enersis Américas SA 4.00% 2026	435	431
Entergy Corp. 2.95% 2026	1,160	1,103
Exelon Corp. 2.50% 2022	4,175	4,218
FirstEnergy Corp. 7.375% 2031	2,250	2,939
MidAmerican Energy Co. 2.40% 2019	1,500	1,518
MidAmerican Energy Co. 3.10% 2027	2,000	1,997
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	7,000	7,042
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	5,230	5,291
Northern States Power Co. 4.125% 2044	6,000	6,128
NRG Energy, Inc. 6.25% 2022	4,790	4,922
NRG Energy, Inc. 6.625% 2027[4]	2,200	2,206
Pacific Gas and Electric Co. 3.25% 2023	1,220	1,243
Pacific Gas and Electric Co. 3.85% 2023	6,879	7,237
Pacific Gas and Electric Co. 3.40% 2024	1,310	1,336
Pacific Gas and Electric Co. 3.30% 2027	1,545	1,556
Pacific Gas and Electric Co. 4.30% 2045	1,270	1,312
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,313
PacifiCorp., First Mortgage Bonds, 3.60% 2024	6,695	6,955
Public Service Enterprise Group Inc. 2.00% 2021	2,130	2,065
Public Service Enterprise Group Inc. 2.25% 2026	385	359
Puget Energy, Inc. 6.50% 2020	1,245	1,395
Puget Energy, Inc. 6.00% 2021	1,790	1,996
Puget Energy, Inc. 5.625% 2022	1,965	2,176
Puget Energy, Inc. 3.65% 2025	3,135	3,113
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	3,500	3,581
Southern Co. 2.45% 2023	2,000	1,921
Talen Energy Corp. 4.625% 2019[4]	4,600	4,715
Tampa Electric Co. 4.35% 2044	3,805	3,786
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[4,9]	58	59
Virginia Electric and Power Co. 3.50% 2027	6,000	6,135
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	1,835
Xcel Energy Inc. 2.60% 2022	1,700	1,694
		160,504
Materials 0.65%
Aleris International, Inc. 7.875% 2020	1,225	1,216
ArcelorMittal 7.50% 2041	9,265	10,400
Ball Corp. 4.375% 2020	2,450	2,576
CF Industries, Inc. 4.50% 2026[4]	1,965	2,001
CF Industries, Inc. 4.95% 2043	7,295	6,201
Chemours Co. 6.625% 2023	6,540	6,965
Chemours Co. 7.00% 2025	5,300	5,732
Cliffs Natural Resources Inc. 8.25% 2020[4]	14,775	16,012
Cliffs Natural Resources Inc. 5.75% 2025[4]	2,870	2,791
Eastman Chemical Co. 2.70% 2020	7,000	7,098
First Quantum Minerals Ltd. 7.00% 2021[4]	5,527	5,720
First Quantum Minerals Ltd. 7.25% 2022[4]	8,925	9,226
First Quantum Minerals Ltd. 7.50% 2025[4]	8,525	8,632
FMG Resources 9.75% 2022[4]	7,495	8,629
Freeport-McMoRan Inc. 3.55% 2022	5,585	5,208
Georgia Gulf Corp. 4.625% 2021	3,550	3,669
Georgia-Pacific Corp. 2.539% 2019[4]	7,000	7,060
Holcim Ltd. 5.15% 2023[4]	6,165	6,772
American Funds Insurance Series — Asset Allocation Fund — Page 73 of 191

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Huntsman International LLC 4.875% 2020	$4,935	$5,169
International Paper Co. 7.30% 2039	2,005	2,596
Novelis Corp. 5.875% 2026[4]	2,600	2,658
Rayonier Advanced Materials Inc. 5.50% 2024[4]	3,304	2,990
Reynolds Group Inc. 5.75% 2020	3,745	3,857
Ryerson Inc. 11.00% 2022[4]	8,130	9,167
Vale Overseas Ltd. 6.25% 2026	2,710	2,950
		145,295
Information technology 0.55%
Alphabet Inc. 1.998% 2026	5,150	4,762
Apple Inc. 1.90% 2020	2,000	2,006
Apple Inc. 1.55% 2021	1,215	1,179
Apple Inc. 2.50% 2022	5,500	5,527
Apple Inc. 3.00% 2024	6,340	6,399
Apple Inc. 3.35% 2027	1,000	1,011
Apple Inc. 4.25% 2047	665	674
BMC Software, Inc. 8.125% 2021[4]	6,325	6,404
Broadcom Ltd. 2.375% 2020[4]	1,500	1,501
Broadcom Ltd. 3.00% 2022[4]	2,000	1,996
Broadcom Ltd. 3.625% 2024[4]	2,000	2,017
Broadcom Ltd. 3.875% 2027[4]	9,420	9,498
Cisco Systems, Inc. 1.85% 2021	845	829
Cisco Systems, Inc. 2.20% 2023	1,000	969
Cisco Systems, Inc. 2.50% 2026	1,000	951
Dell Inc. 4.42% 2021[4]	3,270	3,422
Dell Inc. 8.35% 2046[4]	665	866
EchoStar Corp. 6.625% 2026[4]	5,050	5,176
First Data Corp. 5.375% 2023[4]	2,850	2,975
First Data Corp. 5.00% 2024[4]	2,400	2,451
Gogo Inc. 12.50% 2022[4]	10,150	11,495
Harris Corp. 3.832% 2025	1,000	1,020
Harris Corp. 5.054% 2045	1,830	2,009
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.284% 2024[8,9,10]	4,500	4,653
Microsoft Corp. 2.40% 2022	1,805	1,817
Microsoft Corp. 2.875% 2024	5,155	5,191
Microsoft Corp. 2.40% 2026	3,000	2,840
Microsoft Corp. 3.30% 2027	1,300	1,323
Microsoft Corp. 4.20% 2035	6,000	6,301
Microsoft Corp. 4.10% 2037	1,000	1,030
Oracle Corp. 2.65% 2026	5,000	4,766
Qorvo, Inc. 7.00% 2025	4,375	4,856
Solera Holdings, Inc. 10.50% 2024[4]	2,875	3,298
Symantec Corp 5.00% 2025[4]	1,200	1,229
Visa Inc. 2.80% 2022	2,000	2,019
Visa Inc. 3.15% 2025	10,000	10,045
		124,505
Industrials 0.50%
3M Co. 1.625% 2021	1,500	1,466
3M Co. 2.25% 2026	1,000	938
Allison Transmission Holdings, Inc. 5.00% 2024[4]	2,975	3,012
Associated Materials, LLC 9.00% 2024[4]	10,275	10,943
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[4]	2,250	2,346
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Canadian National Railway Co. 3.20% 2046	$2,635	$2,313
Corporate Risk Holdings LLC 9.50% 2019[4]	3,878	4,120
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[2,3,4,11]	1,119	1,220
DAE Aviation Holdings, Inc. 10.00% 2023[4]	1,950	2,101
Euramax International, Inc. 12.00% 2020[4]	5,775	6,352
General Electric Co. 2.70% 2022	6,535	6,590
General Electric Co. 4.125% 2042	2,500	2,556
Hardwoods Acquisition Inc 7.50% 2021[4]	3,650	3,267
HDTFS Inc. 5.875% 2020	6,200	5,967
HDTFS Inc. 5.50% 2024[4]	2,400	2,097
Honeywell International Inc. 1.85% 2021	1,790	1,756
Honeywell International Inc. 2.50% 2026	1,000	947
Lockheed Martin Corp. 2.50% 2020	6,000	6,046
Lockheed Martin Corp. 3.10% 2023	530	538
Lockheed Martin Corp. 3.55% 2026	8,470	8,614
LSC Communications, Inc. 8.75% 2023[4]	2,100	2,163
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	6,125	5,375
Ply Gem Industries, Inc. 6.50% 2022	3,550	3,698
R.R. Donnelley & Sons Co. 7.875% 2021	4,625	4,995
R.R. Donnelley & Sons Co. 6.50% 2023	3,310	3,227
Rockwell Collins, Inc. 1.95% 2019	1,125	1,126
Rockwell Collins, Inc. 2.80% 2022	2,655	2,664
Rockwell Collins, Inc. 3.20% 2024	2,275	2,274
Roper Technologies, Inc. 2.80% 2021	2,065	2,069
Roper Technologies, Inc. 3.80% 2026	835	840
Siemens AG 2.70% 2022[4]	3,360	3,365
Siemens AG 2.00% 2023[4]	1,000	950
Siemens AG 4.40% 2045[4]	1,000	1,047
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	3,175	2,691
Virgin Australia Holdings Ltd. 8.50% 2019[4]	2,500	2,641
		112,314
Real estate 0.39%
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,219
American Campus Communities, Inc. 3.35% 2020	1,765	1,795
American Campus Communities, Inc. 3.75% 2023	3,300	3,378
American Campus Communities, Inc. 4.125% 2024	2,985	3,077
Brandywine Operating Partnership, LP 3.95% 2023	380	380
Communications Sales & Leasing, Inc. 6.00% 2023[4]	4,575	4,758
Communications Sales & Leasing, Inc. 8.25% 2023	3,902	4,136
Corporate Office Properties LP 3.60% 2023	750	730
Corporate Office Properties LP 5.25% 2024	3,595	3,787
Corporate Office Properties LP 5.00% 2025	2,770	2,892
CyrusOne Inc., 5.00% 2024[4]	525	541
DDR Corp. 3.625% 2025	3,635	3,502
Developers Diversified Realty Corp. 7.50% 2017	4,160	4,160
EPR Properties 4.75% 2026	6,070	6,117
Equinix, Inc. 5.375% 2027	3,135	3,245
Essex Portfolio L.P. 3.875% 2024	1,000	1,022
Essex Portfolio L.P. 3.50% 2025	4,420	4,386
Hospitality Properties Trust 6.70% 2018	6,745	6,835
Hospitality Properties Trust 4.50% 2023	680	704
Hospitality Properties Trust 4.50% 2025	325	327
Hospitality Properties Trust 4.95% 2027	1,000	1,029
American Funds Insurance Series — Asset Allocation Fund — Page 75 of 191

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Host Hotels & Resorts LP 4.50% 2026	$705	$731
Kimco Realty Corp. 6.875% 2019	2,375	2,646
Kimco Realty Corp. 3.125% 2023	2,820	2,789
Kimco Realty Corp. 2.70% 2024	1,160	1,101
Kimco Realty Corp. 2.80% 2026	2,760	2,541
Kimco Realty Corp. 3.80% 2027	1,295	1,290
Scentre Group 3.25% 2025[4]	2,000	1,960
Scentre Group 3.50% 2025[4]	3,970	3,971
Scentre Group 3.75% 2027[4]	2,930	2,954
UDR, Inc. 2.95% 2026	1,510	1,412
WEA Finance LLC 3.25% 2020[4]	3,705	3,779
Westfield Corp. Ltd. 3.15% 2022[4]	4,760	4,763
		87,957
Consumer staples 0.34%
Altria Group, Inc. 2.625% 2020	2,250	2,279
Altria Group, Inc. 4.00% 2024	1,250	1,316
Altria Group, Inc. 2.625% 2026	1,275	1,208
Altria Group, Inc. 4.50% 2043	3,000	3,053
Altria Group, Inc. 5.375% 2044	750	858
Altria Group, Inc. 3.875% 2046	975	906
Anheuser-Busch InBev NV 2.65% 2021	1,000	1,008
Anheuser-Busch InBev NV 3.30% 2023	5,860	5,971
Anheuser-Busch InBev NV 4.90% 2046	500	542
British American Tobacco International Finance PLC 3.95% 2025[4]	5,500	5,632
Imperial Tobacco Finance PLC 3.50% 2023[4]	4,000	4,049
Kroger Co. 2.60% 2021	1,650	1,651
Molson Coors Brewing Co. 1.45% 2019	425	420
Molson Coors Brewing Co. 1.90% 2019[4]	2,015	2,015
Molson Coors Brewing Co. 2.25% 2020[4]	1,725	1,726
Molson Coors Brewing Co. 2.10% 2021	165	161
Molson Coors Brewing Co. 3.00% 2026	460	438
Molson Coors Brewing Co. 4.20% 2046	2,250	2,115
PepsiCo, Inc. 1.35% 2019	1,290	1,281
Philip Morris International Inc. 2.00% 2020	4,000	3,992
Philip Morris International Inc. 1.875% 2021	2,000	1,963
Philip Morris International Inc. 2.625% 2022	2,370	2,369
Philip Morris International Inc. 3.25% 2024	5,000	5,031
Philip Morris International Inc. 4.25% 2044	2,000	1,984
Procter & Gamble Co. 1.70% 2021	825	810
Procter & Gamble Co. 2.45% 2026	1,500	1,437
Reynolds American Inc. 3.25% 2020	1,000	1,027
Reynolds American Inc. 4.00% 2022	1,000	1,051
Reynolds American Inc. 4.45% 2025	2,250	2,372
Reynolds American Inc. 5.70% 2035	750	860
Reynolds American Inc. 6.15% 2043	580	701
Reynolds American Inc. 5.85% 2045	2,750	3,244
Walgreens Boots Alliance, Inc. 3.30% 2021	7,000	7,188
Wal-Mart Stores, Inc. 3.30% 2024	4,445	4,619
		75,277
Total corporate bonds & notes		2,157,172
American Funds Insurance Series — Asset Allocation Fund — Page 76 of 191

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Bonds, notes & other debt instruments Mortgage-backed obligations 4.56%	Principal amount (000)	Value (000)
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.694% 2050[9,10]	$2,021	$2,036
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 2050[9,10]	1,430	1,460
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[9]	1,185	1,207
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4, 3.712% 2050[9]	3,690	3,800
Commercial Mortgage Trust, Series 2015-CR-26, Class A4, 3.63% 2048[9]	5,000	5,141
Commercial Mortgage Trust, Series 2015-CR-25, Class A4, 3.759% 2048[9]	10,000	10,390
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[9]	4,735	4,940
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 1.932% 2024[9,10]	66	67
Connecticut Avenue Securities, Series 2014-C03, Class 2M1, (1-month USD-LIBOR + 1.20%) 2.182% 2024[9,10]	64	65
Connecticut Avenue Securities, Series 2014-C03, Class 1M1, (1-month USD-LIBOR + 1.20%) 2.182% 2024[9,10]	55	55
Connecticut Avenue Securities, Series 2014-C04, Class 1M1, (1-month USD-LIBOR + 1.95%) 2.932% 2024[9,10]	95	95
Connecticut Avenue Securities, Series 2015-C03, Class 2M1, (1-month USD-LIBOR + 1.50%) 2.482% 2025[9,10]	23	23
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, (1-month USD-LIBOR + 1.50%) 2.482% 2025[9,10]	16	16
Connecticut Avenue Securities, Series 2015-C04, Class 2M1, (1-month USD-LIBOR + 1.70%) 2.682% 2028[9,10]	121	122
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[9]	494	504
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[9,10]	1,369	1,375
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[9]	1,400	1,470
Fannie Mae 6.00% 2021[9]	32	34
Fannie Mae 6.00% 2026[9]	409	462
Fannie Mae 5.50% 2033[9]	697	781
Fannie Mae 5.50% 2033[9]	478	535
Fannie Mae 3.50% 2035[9]	8,212	8,538
Fannie Mae 3.00% 2036[9]	23,713	24,003
Fannie Mae 5.50% 2036[9]	1,069	1,197
Fannie Mae 6.00% 2036[9]	2,437	2,756
Fannie Mae 6.00% 2036[9]	821	928
Fannie Mae 6.00% 2036[9]	129	145
Fannie Mae 5.50% 2037[9]	382	428
Fannie Mae 5.50% 2037[9]	216	241
Fannie Mae 6.00% 2037[9]	2,528	2,859
Fannie Mae 6.00% 2037[9]	2,424	2,753
Fannie Mae 6.00% 2037[9]	255	288
Fannie Mae 6.00% 2037[9]	37	42
Fannie Mae 6.00% 2038[9]	3,905	4,412
Fannie Mae 6.00% 2038[9]	2,672	3,018
Fannie Mae 6.00% 2038[9]	1,317	1,489
Fannie Mae 6.00% 2038[9]	1,291	1,458
Fannie Mae 6.00% 2038[9]	697	788
Fannie Mae 6.00% 2038[9]	686	776
Fannie Mae 6.00% 2038[9]	81	91
Fannie Mae 6.00% 2038[9]	69	78
Fannie Mae 6.00% 2038[9]	55	62
Fannie Mae 6.00% 2039[9]	2	2
Fannie Mae 6.00% 2040[9]	700	791
Fannie Mae 6.00% 2040[9]	236	267
Fannie Mae 3.00% 2041[9]	15,451	15,415
Fannie Mae 4.00% 2041[9]	4,369	4,621
Fannie Mae 4.00% 2041[9]	3,390	3,586
Fannie Mae 6.00% 2041[9]	991	1,120
Fannie Mae 6.00% 2041[9]	883	998
Fannie Mae 3.50% 2042[9]	11,710	12,040
Fannie Mae 4.00% 2043[9]	4,600	4,890
Fannie Mae 4.00% 2043[9]	2,906	3,090
Fannie Mae 4.00% 2043[9]	2,372	2,511
Fannie Mae 3.50% 2045[9]	19,588	20,138
American Funds Insurance Series — Asset Allocation Fund — Page 77 of 191

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.50% 2045[9]	$5,015	$5,150
Fannie Mae 3.50% 2045[9]	4,834	4,968
Fannie Mae 3.00% 2046[9]	39,432	39,145
Fannie Mae 3.50% 2046[9]	8,640	8,881
Fannie Mae 3.50% 2046[9]	4,810	4,934
Fannie Mae 3.50% 2046[9]	3,375	3,462
Fannie Mae 4.00% 2046[9]	5,061	5,313
Fannie Mae 4.00% 2046[9]	3,731	3,933
Fannie Mae 4.00% 2046[9]	1,188	1,253
Fannie Mae 4.50% 2046[9]	3,915	4,210
Fannie Mae 4.50% 2046[9]	2,213	2,379
Fannie Mae 3.50% 2047[9,12]	93,000	94,736
Fannie Mae 3.50% 2047[9]	6,200	6,360
Fannie Mae 3.50% 2047[9]	1,536	1,578
Fannie Mae 4.00% 2047[9,12]	21,750	22,771
Fannie Mae 4.50% 2047[9,12]	43,000	46,044
Fannie Mae 4.50% 2047[9,12]	1,250	1,341
Fannie Mae 7.00% 2047[9]	67	75
Fannie Mae 7.00% 2047[9]	5	5
Fannie Mae 4.00% 2056[9]	13,802	14,500
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[9,10]	2,145	2,099
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[9]	5,242	5,287
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[9]	4,000	4,031
Fannie Mae, Series 2014-M1, Class A2, multifamily 3.246% 2023[9,10]	9,000	9,325
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[9,10]	7,530	7,896
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[9,10]	6,450	6,813
Fannie Mae, Series 2014-M9, Class A2, multifamily 3.103% 2024[9,10]	6,215	6,394
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.472% 2024[9,10]	7,000	7,366
Fannie Mae, Series 2017-M3, Class A2, multifamily 2.569% 2026[9,10]	9,665	9,297
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[9]	136	121
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[9]	223	262
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[9]	54	63
Freddie Mac 5.00% 2023[9]	229	244
Freddie Mac 3.50% 2034[9]	11,740	12,242
Freddie Mac 3.50% 2035[9]	9,374	9,732
Freddie Mac 3.00% 2037[9]	35,735	36,134
Freddie Mac 5.00% 2038[9]	1,534	1,670
Freddie Mac 6.50% 2038[9]	193	215
Freddie Mac 4.50% 2039[9]	277	297
Freddie Mac 5.00% 2040[9]	2,822	3,080
Freddie Mac 4.00% 2042[9]	5,868	6,196
Freddie Mac 4.00% 2043[9]	7,311	7,733
Freddie Mac 4.00% 2043[9]	2,990	3,180
Freddie Mac 4.00% 2043[9]	2,919	3,092
Freddie Mac 3.50% 2045[9]	5,733	5,889
Freddie Mac 4.00% 2045[9]	17,989	19,029
Freddie Mac 4.00% 2045[9]	17,550	18,564
Freddie Mac 3.50% 2046[9]	41,161	42,143
Freddie Mac 3.50% 2046[9]	6,506	6,683
Freddie Mac 3.50% 2046[9]	5,621	5,764
Freddie Mac 3.50% 2046[9]	288	295
Freddie Mac 4.00% 2046[9]	42,163	44,283
Freddie Mac 4.50% 2046[9]	2,748	2,951
Freddie Mac 4.50% 2046[9]	1,925	2,065
Freddie Mac 3.50% 2047[9,12]	22,300	22,810
American Funds Insurance Series — Asset Allocation Fund — Page 78 of 191

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 2047[9,12]	$9,000	$9,187
Freddie Mac 3.50% 2047[9]	5,197	5,330
Freddie Mac 4.00% 2047[9,12]	40,400	42,194
Freddie Mac Pool #760014, 2.985% 2045[2,9,10]	1,856	1,914
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[9]	2,750	2,850
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[9]	1,982	1,967
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[9]	4,000	4,002
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[9]	3,680	3,695
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[9]	4,000	4,065
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[9]	5,151	5,260
Freddie Mac, Series K721, Class A2, multifamily 3.090% 2022[9]	2,000	2,072
Freddie Mac, Series K722, Class A2, multifamily 2.406% 2023[9]	2,500	2,498
Freddie Mac, Series K723, Class A2, multifamily 2.454% 2023[9]	4,285	4,275
Freddie Mac, Series K034, Class A1, multifamily 2.669% 2023[9]	2,054	2,085
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[9]	5,900	6,115
Freddie Mac, Series K034, Class A2, multifamily 3.531% 2023[9,10]	10,000	10,569
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[9]	6,000	6,147
Freddie Mac, Series 2014-DN3, Class M2, (1-month USD-LIBOR + 2.40%) 3.382% 2024[9,10]	125	125
Freddie Mac, Series 2014-DN4, Class M2, (1-month USD-LIBOR + 2.40%) 3.382% 2024[9,10]	122	122
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[9]	4,265	4,289
Freddie Mac, Series K047, Class A2, multifamily 3.329% 2025[9]	4,000	4,160
Freddie Mac, Series 2015-DN1, Class M2, (1-month USD-LIBOR + 2.40%) 3.382% 2025[9,10]	769	774
Freddie Mac, Series K055, Class A2, multifamily 2.673% 2026[9]	10,050	9,905
Freddie Mac, Series K062, Class A2, multifamily, 3.413% 2026[9]	7,175	7,469
Freddie Mac, Series T-041, Class 3A, 5.765% 2032[9,10]	350	383
Freddie Mac, Series K063, Class A2, multifamily 3.43% 2050[9]	4,375	4,557
Government National Mortgage Assn. 4.50% 2045[9]	8,557	9,148
Government National Mortgage Assn. 4.50% 2046[9]	905	968
Government National Mortgage Assn. 4.00% 2047[9,12]	44,250	46,659
Government National Mortgage Assn. 4.50% 2047[9,12]	14,000	14,925
Government National Mortgage Assn. 4.50% 2047[9]	8,843	9,458
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.867% 2049[9,10]	5,000	5,060
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A4, 5.829% 2049[9,10]	1,765	1,764
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716% 2051[9]	1,431	1,451
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[9,10]	5,500	5,572
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.167% 2045[9,10]	2,570	2,627
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2034[9]	1,122	1,194
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 5.861% 2049[9,10]	2,803	2,815
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[9]	1,000	1,042
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[9]	1,180	1,200
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[4,9]	2,650	2,745
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4, 5.942% 2049[9,10]	2,120	2,134
Mortgage Repurchase Agreement Financing Trust, Series 2016-3, Class A1, (1-month USD-LIBOR + 1.00%) 1.858% 2018[2,4,9,10]	2,300	2,300
National Australia Bank 1.25% 2018[4,9]	3,000	2,992
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239% 2026[2,4,9]	505	508
Royal Bank of Canada 1.875% 2020[9]	7,000	6,969
Station Place Securitization Trust, Series 2017-1, Class A, (1-month USD-LIBOR + 0.90%) 1.882% 2018[2,4,9,10]	1,945	1,950
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[4,9,10]	1,509	1,495
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[4,9,10]	6,425	6,434
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, 5.591% 2047[9,10]	2,605	2,622
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 6.053% 2051[9,10]	3,000	3,024
		1,027,745
American Funds Insurance Series — Asset Allocation Fund — Page 79 of 191

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Bonds, notes & other debt instruments Asset-backed obligations 0.64%	Principal amount (000)	Value (000)
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27% 2019[9]	$738	$738
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A2A, 1.34% 2020[9]	500	500
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A3, 1.46% 2021[9]	1,500	1,496
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.80% 2021[9]	500	496
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73% 2021[9]	3,455	3,478
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.157% 2025[2,4,9,10]	3,665	3,665
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.160% 2025[4,9,10]	2,945	2,945
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 1.22% 2019[4,9]	2,720	2,719
Chrysler Capital Auto Receivables Trust, Series 2015-BA, Class A3, 1.91% 2020[4,9]	490	492
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class B, 2.07% 2021[4,9]	500	501
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, (1-month USD-LIBOR + 1.15%) 2.127% 2020[9,10]	2,000	2,018
CLI Funding V LLC, Series 2014-1A, Class A, 3.29% 2029[4,9]	798	780
CLI Funding V LLC, Series 2014-2A, Class A, 3.38% 2029[4,9]	1,617	1,586
Drive Auto Receivables Trust, Series 2017-AA, Class A1, 0.97% 2018[4,9]	953	953
Drive Auto Receivables Trust, Series 2017-BA, Class A1, 1.20% 2018[4,9]	10,000	10,000
Drive Auto Receivables Trust, Series 2017-AA, Class A2A, 1.48% 2019[4,9]	1,510	1,510
Drive Auto Receivables Trust, Series 2015-DA, Class B, 2.59% 2019[4,9]	1,089	1,092
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[4,9]	850	856
Drivetime Auto Owner Trust, Series 2016-3A, Class A, 1.75% 2019[4,9]	894	895
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[4,9]	2,395	2,415
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[4,9]	1,126	1,125
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[4,9]	2,346	2,344
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74% 2022[4,9]	780	779
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[4,9]	635	636
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 2.60% 2022[4,9]	655	653
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[4,9]	5,900	5,825
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[4,9]	9,990	10,054
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A1, 1.42% 2020[9]	5,740	5,738
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 2021[9]	3,500	3,478
Global SC Finance II SRL, Series 2013-1A, Class A, 2.98% 2028[4,9]	152	148
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[4,9]	326	318
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2016-3A, Class A, 2.27% 2020[4,9]	5,000	4,964
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2016-3A, Class A, 2.65% 2022[4,9]	5,000	4,906
Madison Park Funding Ltd., CLO, Series 2014-13A, Class AR, (3-month USD-LIBOR + 1.11%) 1.988% 2025[2,4,9,10]	6,800	6,802
RAMP Trust, Series 2003-RS11, Class AI7, 4.828% 2033[9]	85	86
Santander Drive Auto Receivables Trust, Series 2017-1, Class A2, 1.49% 2020[9]	580	580
Santander Drive Auto Receivables Trust, Series 2016-1, Class A3, 1.62% 2020[9]	670	671
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3, 1.77% 2020[9]	1,255	1,254
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 2020[9]	2,500	2,504
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47% 2020[9]	100	101
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10% 2021[9]	740	739
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[9]	5,000	5,055
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[9]	300	304
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[9]	740	740
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[4,9]	1,747	1,718
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[4,9]	1,591	1,561
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[4,9]	2,550	2,581
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[4,9]	405	403
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 2021[4,9]	5,925	5,907
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[4,9]	8,215	8,245
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95% 2019[9]	3,207	3,200
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 2020[4,9]	1,010	1,011
American Funds Insurance Series — Asset Allocation Fund — Page 80 of 191

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[4,9]	$900	$900
World Financial Network Credit Card Master Note Trust, Series 2016-B, Class A, 1.44% 2022[9]	4,000	3,990
World Financial Network Credit Card Master Note Trust, Series 2012-A, Class A, 3.14% 2023[9]	14,170	14,526
		142,981
Bonds & notes of governments & government agencies outside the U.S. 0.25%
CPPIB Capital Inc. 1.25% 2019[4]	3,900	3,851
CPPIB Capital Inc. 2.25% 2022[4]	4,286	4,281
European Investment Bank 2.25% 2022	3,755	3,763
Manitoba (Province of) 3.05% 2024	2,600	2,657
Quebec (Province of) 2.375% 2022	6,080	6,096
Spain (Kingdom of) 4.00% 2018[4]	15,000	15,282
United Mexican States 4.125% 2026	7,800	8,038
United Mexican States 4.15% 2027	5,462	5,564
United Mexican States 5.55% 2045	5,500	5,961
		55,493
Federal agency bonds & notes 0.23%
CoBank, ACB (3-month USD-LIBOR + 0.60%) 1.731% 2022[4,10]	1,695	1,637
Fannie Mae 2.00% 2022	3,000	3,005
Fannie Mae 1.875% 2026	13,000	12,123
Federal Home Loan Bank 0.875% 2018	17,140	17,088
Freddie Mac 0.75% 2018	11,880	11,845
Freddie Mac 0.75% 2018	6,888	6,868
		52,566
Municipals 0.01% Illinois 0.01%
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[9]	3,500	3,200
Total bonds, notes & other debt instruments (cost: $6,719,258,000)		6,754,022
Short-term securities 7.23%
Apple Inc. 0.81%–0.88% due 5/3/2017–6/2/2017[4]	121,900	121,797
Army and Air Force Exchange Service 0.88% due 4/7/2017[4]	30,000	29,995
Bank of New York Mellon Corp. 0.90% due 4/13/2017	50,000	49,985
CAFCO, LLC 0.98% due 5/25/2017[4]	50,000	49,929
Chariot Funding, LLC 0.72%–1.00% due 4/7/2017–4/12/2017[4]	75,000	74,982
Chevron Corp. 0.87% due 5/19/2017–5/26/2017[4]	100,000	99,875
Coca-Cola Co. 0.86%–0.91% due 5/11/2017–6/7/2017[4]	50,000	49,936
Eli Lilly and Co. 0.73% due 4/7/2017[4]	20,000	19,997
ExxonMobil Corp. 0.71%–0.82% due 4/25/2017–5/15/2017	121,500	121,402
Federal Farm Credit Banks 0.56% due 5/1/2017	35,000	34,979
Federal Home Loan Bank 0.53%–0.80% due 4/7/2017–7/26/2017	529,600	529,018
General Electric Co. 0.83% due 4/3/2017	5,900	5,900
Gotham Funding Corp. 0.96% due 4/10/2017[4]	50,000	49,988
Johnson & Johnson 0.80% due 4/19/2017[4]	25,000	24,990
Merck & Co. Inc. 0.84% due 5/2/2017[4]	50,000	49,964
Paccar Financial Corp. 0.85% due 4/24/2017	30,000	29,983
Pfizer Inc. 0.90% due 5/1/2017[4]	28,900	28,880
Procter & Gamble Co. 0.80% due 4/28/2017[4]	35,000	34,978
Qualcomm Inc. 0.74%–0.82% due 4/4/2017–5/10/2017[4]	53,600	53,560
American Funds Insurance Series — Asset Allocation Fund — Page 81 of 191

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Short-term securities	Principal amount (000)	Value (000)
U.S. Treasury Bills 0.59%–0.75% due 6/22/2017–7/13/2017	$94,600	$94,429
Wal-Mart Stores, Inc. 0.69%–0.81% due 4/10/2017–4/11/2017[4]	72,400	72,383
Total short-term securities (cost: $1,627,014,000)		1,626,950
Total investment securities 100.97% (cost: $18,593,763,000)		22,735,221
Other assets less liabilities (0.97)%		(217,563)
Net assets 100.00%		$22,517,658
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)[13]	Value at 3/31/2017 (000)[14]	Unrealized (depreciation) appreciation at 3/31/2017 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	150	June 2017	$(15,000)	$(20,084)	$(371)
2 Year U.S. Treasury Note Futures	Long	1,250	July 2017	250,000	270,567	832
						$461
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2017 (000)
1.114%	U.S. EFFR	3/14/2018	$500,000	$(70)	$—	$(70)
1.929%	3-month USD-LIBOR	9/29/2019	80,000	410	—	410
1.6365%	3-month USD-LIBOR	10/16/2019	124,000	(272)	—	(272)
3-month USD-LIBOR	1.583%	10/25/2026	15,000	1,028	—	1,028
3-month USD-LIBOR	3.402%	6/23/2044	18,000	(2,757)	—	(2,757)
3-month USD-LIBOR	2.945%	10/16/2044	28,000	(1,689)	—	(1,689)
					$—	$(3,350)
American Funds Insurance Series — Asset Allocation Fund — Page 82 of 191

unaudited
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $53,804,000, which represented .24% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,501,916,000, which represented 6.67% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $7,614,000, which represented .03% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $50,523,000, which represented .22% of the net assets of the fund.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Coupon rate may change periodically.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[12]	Purchased on a TBA basis.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$21,325	$21,418.10%
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.158%	5/2/2013	6,354	2,507.01
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.158%	3/10/2010-1/23/2012	8,675	1,649.01
CEVA Group PLC	5/2/2013	11,716	1,474.00
Total private placement securities		$48,070	$27,048.12%

Key to abbreviations and symbol
ADR = American Depositary Receipts
CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Asset Allocation Fund — Page 83 of 191

Global Balanced Fund
Investment portfolio
March 31, 2017
unaudited
Common stocks 61.56% Information technology 11.38%	Shares	Value (000)
Microsoft Corp.	84,700	$5,578
ASML Holding NV	35,689	4,736
Nintendo Co., Ltd.	19,800	4,595
Taiwan Semiconductor Manufacturing Co., Ltd.	363,000	2,261
Symantec Corp.	62,565	1,920
Alphabet Inc., Class C1	2,155	1,788
Keyence Corp.	4,400	1,762
Amphenol Corp., Class A	24,000	1,708
MasterCard Inc., Class A	14,700	1,653
Samsung Electronics Co., Ltd.	830	1,529
Visa Inc., Class A	14,600	1,298
Apple Inc.	8,800	1,264
Texas Instruments Inc.	11,000	886
		30,978
Industrials 8.10%
Boeing Co.	18,500	3,272
Flughafen Zürich AG	12,235	2,608
ASSA ABLOY AB, Class B	118,000	2,427
Komatsu Ltd.	91,000	2,372
BAE Systems PLC	280,000	2,254
General Electric Co.	54,000	1,609
Edenred SA	65,000	1,536
AB Volvo, Class B	102,000	1,506
Cummins Inc.	9,100	1,376
MTU Aero Engines AG	9,000	1,171
Caterpillar Inc.	12,000	1,113
International Consolidated Airlines Group, SA (CDI)	120,000	795
		22,039
Consumer staples 7.68%
British American Tobacco PLC	84,150	5,588
Philip Morris International Inc.	30,200	3,410
Reynolds American Inc.	42,104	2,653
Nestlé SA	33,200	2,547
Altria Group, Inc.	31,000	2,214
Coca-Cola European Partners PLC	33,000	1,244
Coca-Cola Co.	29,000	1,231
Pernod Ricard SA	8,800	1,041
Procter & Gamble Co.	11,000	988
		20,916
Financials 6.09%
JPMorgan Chase & Co.	42,700	3,751
HSBC Holdings PLC (GBP denominated)	300,000	2,447
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	343,000	2,113
American Funds Insurance Series — Global Balanced Fund — Page 84 of 191

unaudited
Common stocks Financials (continued)	Shares	Value (000)
HDFC Bank Ltd. (ADR)	21,605	$1,625
AIA Group Ltd.	250,000	1,576
BlackRock, Inc.	4,000	1,534
Wells Fargo & Co.	26,000	1,447
Itaú Unibanco Holding SA, preferred nominative	115,600	1,400
Goldman Sachs Group, Inc.	3,000	689
		16,582
Health care 5.66%
Humana Inc.	20,830	4,294
Merck & Co., Inc.	58,120	3,693
Mettler-Toledo International Inc.[1]	3,500	1,676
Fisher & Paykel Healthcare Corp. Ltd.	204,000	1,387
Medtronic PLC	15,000	1,208
AstraZeneca PLC	17,700	1,090
Novartis AG	11,800	876
Express Scripts Holding Co.[1]	9,500	626
Bristol-Myers Squibb Co.	10,000	544
		15,394
Energy 5.65%
Enbridge Inc. (CAD denominated)	50,000	2,095
Enbridge Inc.	19,483	815
Royal Dutch Shell PLC, Class B	100,000	2,737
Royal Dutch Shell PLC, Class A	585	15
ConocoPhillips	49,506	2,469
LUKOIL Oil Co. PJSC (ADR)	39,800	2,108
Schlumberger Ltd.	26,500	2,070
BP PLC	216,000	1,238
Reliance Industries Ltd.[1]	53,000	1,078
Chevron Corp.	7,000	751
		15,376
Consumer discretionary 4.83%
Amazon.com, Inc.[1]	4,100	3,635
Home Depot, Inc.	22,030	3,235
Peugeot SA1	119,000	2,396
Nokian Renkaat Oyj	33,634	1,404
Paddy Power Betfair PLC	11,000	1,179
General Motors Co.	25,000	884
HUGO BOSS AG	5,600	409
		13,142
Materials 4.26%
E.I. du Pont de Nemours and Co.	37,500	3,012
Linde AG	8,900	1,482
WestRock Co.	24,570	1,279
LyondellBasell Industries NV	12,000	1,094
Dow Chemical Co.	15,000	953
Koninklijke DSM NV	14,000	947
Boral Ltd.	185,000	826
Air Liquide SA, bonus shares[2]	6,250	714
Rio Tinto PLC	15,000	603
American Funds Insurance Series — Global Balanced Fund — Page 85 of 191

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Potash Corp. of Saskatchewan Inc.	33,000	$564
The Chemours Co.	3,200	123
		11,597
Utilities 1.74%
Dominion Resources, Inc.	28,500	2,211
Enel Américas SA (ADR)	175,500	1,823
Power Assets Holdings Ltd.	80,500	694
		4,728
Telecommunication services 0.71%
Inmarsat PLC	135,000	1,438
Telstra Corp. Ltd.	136,500	486
		1,924
Real estate 0.54%
Link REIT	211,697	1,483
Miscellaneous 4.92%
Other common stocks in initial period of acquisition		13,385
Total common stocks (cost: $135,601,000)		167,544
Bonds, notes & other debt instruments 32.33% Bonds & notes of governments & government agencies outside the U.S. 15.32%	Principal amount (000)
Australia (Commonwealth of), Series 124, 5.75% 2021	A$1,425	1,246
Australia (Commonwealth of), Series 138, 3.25% 2029	200	159
Belgium (Kingdom of), Series 77, 1.00% 2026	€575	632
Canada 2.25% 2025	C$1,150	912
Chile (Republic of) 5.50% 2020	CLP50,000	80
Colombia (Republic of) 4.375% 2021	$200	213
Colombia (Republic of), Series B, 7.50% 2026	COP1,468,000	541
Colombia (Republic of), Series B, 6.00% 2028	262,700	86
European Investment Bank 2.25% 2022	$225	226
French Republic O.A.T. 1.75% 2024	€350	406
French Republic O.A.T. 3.25% 2045	100	136
Germany (Federal Republic of) 2.25% 2021	60	72
Germany (Federal Republic of) 2.00% 2022	300	358
Germany (Federal Republic of) 0.10% 2023[3]	52	60
Germany (Federal Republic of) 0.50% 2026	620	681
Germany (Federal Republic of) 2.50% 2046	600	863
Hungary, Series C, 2.00% 2019	HUF198,500	713
Hungary, Series A, 7.50% 2020	172,500	730
India (Republic of) 7.80% 2021	INR39,200	627
India (Republic of) 7.68% 2023	21,900	352
India (Republic of) 8.83% 2023	10,400	175
India (Republic of) 6.97% 2026	34,000	535
Indonesia (Republic of) 3.75% 2022	$410	419
Ireland (Republic of) 3.90% 2023	€100	130
Ireland (Republic of) 3.40% 2024	325	415
Ireland (Republic of) 5.40% 2025	260	377
Ireland (Republic of) 1.00% 2026	500	534
Ireland (Republic of) 2.40% 2030	30	36
American Funds Insurance Series — Global Balanced Fund — Page 86 of 191

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Ireland (Republic of) 2.00% 2045	€125	$132
Israel (State of) 3.15% 2023	$400	406
Israel (State of) 5.50% 2042	ILS1,000	380
Italy (Republic of) 1.45% 2022	€550	595
Italy (Republic of) 0.95% 2023	170	178
Italy (Republic of) 4.75% 2023	100	128
Italy (Republic of) 4.50% 2024	200	252
Japan, Series 362, 0.10% 2018	¥40,000	361
Japan, Series 115, 0.20% 2018	5,000	45
Japan, Series 128, 0.10% 2021	60,000	545
Japan, Series 315, 1.20% 2021	65,000	617
Japan, Series 326, 0.70% 2022	80,000	752
Japan, Series 325, 0.80% 2022	35,000	330
Japan, Series 17, 0.10% 2023[3]	10,280	96
Japan, Series 329, 0.80% 2023	60,000	569
Japan, Series 19, 0.10% 2024[3]	29,820	281
Japan, Series 18, 0.10% 2024[3]	20,440	192
Japan, Series 337, 0.30% 2024	105,000	966
Japan, Series 336, 0.50% 2024	65,000	607
Japan, Series 344, 0.10% 2026	70,000	632
Japan, Series 21, 0.10% 2026[3]	39,817	378
Japan, Series 116, 2.20% 2030	14,000	158
Japan, Series 145, 1.70% 2033	120,000	1,295
Japan, Series 21, 2.30% 2035	20,000	235
Japan, Series 36, 2.00% 2042	10,000	115
Japan, Series 42, 1.70% 2044	55,000	603
KfW 2.125% 2022	$250	251
Kuwait (State of) 2.75% 2022[4]	200	201
Lithuania (Republic of) 7.375% 2020	100	114
Malaysia (Federation of), Series 0511, 3.58% 2018	MYR261	59
Malaysia (Federation of), Series 0203, 4.24% 2018	32	7
Malaysia (Federation of), Series 0515, 3.759% 2019	550	125
Malaysia (Federation of), Series 0315, 3.659% 2020	58	13
Malaysia (Federation of), Series 0314, 4.048% 2021	350	80
Malaysia (Federation of), Series 0215, 3.795% 2022	400	90
Malaysia (Federation of), Series 0116, 3.80% 2023	1,750	390
Malaysia (Federation of), Series 0115, 3.955% 2025	2,000	444
Malaysia (Federation of), Series 0316, 3.90% 2026	1,200	266
Malaysia (Federation of), Series 0310, 4.498% 2030	1,600	362
Morocco (Kingdom of) 4.25% 2022	$200	208
Netherlands (Kingdom of the) 5.50% 2028	€100	162
Norway (Kingdom of) 4.25% 2017	NKr280	33
Norway (Kingdom of) 3.75% 2021	4,900	636
Peru (Republic of) 4.125% 2027	$55	59
Peru (Republic of) 5.625% 2050	20	24
Philippines (Republic of the) 4.95% 2021	PHP5,000	102
Philippines (Republic of the) 3.90% 2022	10,000	194
Poland (Republic of), Series 1017, 5.25% 2017	PLN1,000	258
Poland (Republic of), Series 1020, 5.25% 2020	4,750	1,311
Poland (Republic of), Series 1021, 5.75% 2021	2,070	589
Poland (Republic of), Series 0922, 5.75% 2022	870	250
Poland (Republic of), Series 1023, 4.00% 2023	2,800	745
Poland (Republic of), Series 0725, 3.25% 2025	1,500	378
Quebec (Province of) 2.375% 2022	$114	114
Russian Federation 7.00% 2023	RUB135,000	2,321
American Funds Insurance Series — Global Balanced Fund — Page 87 of 191

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR4,925	$358
South Africa (Republic of), Series R-214, 6.50% 2041	3,650	192
South Korea (Republic of), Series 2106, 4.25% 2021	KRW262,000	257
Spain (Kingdom of) 4.00% 2018[4]	$500	509
Spain (Kingdom of) 2.75% 2024	€355	422
Spain (Kingdom of) 3.80% 2024	320	406
Spain (Kingdom of) 1.30% 2026	670	700
Spain (Kingdom of) 1.95% 2026	150	166
Sweden (Kingdom of) 1.125% 2019[4]	$200	198
Sweden (Kingdom of), Series 1057, 1.50% 2023	SKr4,150	503
Thailand (Kingdom of) 1.875% 2022	THB14,100	404
Thailand (Kingdom of) 3.85% 2025	3,000	96
Thailand (Kingdom of) 2.125% 2026	6,000	167
United Kingdom 1.00% 2017	£570	717
United Kingdom 3.75% 2020	75	105
United Kingdom 1.75% 2022	450	601
United Kingdom 2.25% 2023	100	138
United Kingdom 2.75% 2024	50	72
United Kingdom 4.25% 2040	50	93
United Kingdom 3.25% 2044	150	247
United Mexican States 4.00% 2019[3]	MXN3,437	187
United Mexican States 4.00% 2040[3]	2,864	162
United Mexican States 4.75% 2044	$150	146
United Mexican States 4.60% 2046	200	192
United Mexican States, Series M10, 7.75% 2017	MXN2,900	156
United Mexican States, Series M, 8.00% 2020	2,000	110
United Mexican States, Series M, 6.50% 2021	16,000	845
United Mexican States, Series M20, 10.00% 2024	11,000	692
United Mexican States, Series M, 5.75% 2026	7,000	343
United Mexican States, Series M30, 10.00% 2036	2,500	169
		41,701
U.S. Treasury bonds & notes 9.14% U.S. Treasury 6.65%
U.S. Treasury 0.875% 2017	$950	950
U.S. Treasury 0.75% 2018	280	279
U.S. Treasury 1.375% 2018	200	201
U.S. Treasury 1.375% 2018	150	150
U.S. Treasury 1.50% 2018	100	101
U.S. Treasury 0.75% 2019	375	370
U.S. Treasury 1.00% 2019	1,000	989
U.S. Treasury 1.25% 2019	50	50
U.S. Treasury 1.50% 2019	500	501
U.S. Treasury 1.625% 2019	1,150	1,155
U.S. Treasury 1.625% 2019	1,075	1,082
U.S. Treasury 1.625% 2019	300	302
U.S. Treasury 1.75% 2019	600	605
U.S. Treasury 3.125% 2019	225	234
U.S. Treasury 1.375% 2020	900	894
U.S. Treasury 1.50% 2020	1,500	1,496
U.S. Treasury 1.625% 2020	30	30
U.S. Treasury 1.75% 2020	2,200	2,202
U.S. Treasury 2.125% 2020	200	203
U.S. Treasury 1.125% 2021	1,025	994
U.S. Treasury 1.375% 2021	550	540
American Funds Insurance Series — Global Balanced Fund — Page 88 of 191

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.00% 2021	$950	$955
U.S. Treasury 2.00% 2021	108	109
U.S. Treasury 1.875% 2022	700	699
U.S. Treasury 2.00% 2022	75	75
U.S. Treasury 1.375% 2023	300	287
U.S. Treasury 1.75% 2023	100	98
U.S. Treasury 2.25% 2024	200	200
U.S. Treasury 2.125% 2025	200	197
U.S. Treasury 1.625% 2026	535	503
U.S. Treasury 1.625% 2026	440	413
U.S. Treasury 3.00% 2044	355	354
U.S. Treasury 2.50% 2045	315	283
U.S. Treasury 3.00% 2045	100	99
U.S. Treasury 2.875% 2046	500	485
		18,085
U.S. Treasury inflation-protected securities 2.49%
U.S. Treasury Inflation-Protected Security 0.125% 2017[3]	128	129
U.S. Treasury Inflation-Protected Security 0.125% 2021[3]	1,076	1,088
U.S. Treasury Inflation-Protected Security 0.375% 2023[3]	313	318
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	511	507
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	1,743	1,787
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	830	824
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	230	231
U.S. Treasury Inflation-Protected Security 2.375% 2025[3]	65	75
U.S. Treasury Inflation-Protected Security 0.625% 2026[3]	818	833
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	452	451
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	495	547
		6,790
Total U.S. Treasury bonds & notes		24,875
Corporate bonds & notes 6.41% Financials 1.68%
ACE INA Holdings Inc. 2.875% 2022	20	20
ACE INA Holdings Inc. 3.35% 2026	20	20
ACE INA Holdings Inc. 4.35% 2045	35	37
Allianz SE, 4.75% 2049	€100	121
Aviva PLC, subordinated 6.875% 2058	£75	115
AXA SA, junior subordinated 5.453% 2049	100	135
Banco Nacional de Comercio Exterior SNC 3.80% 2026[4]	$200	197
Bank of America Corp. 3.875% 2025	375	382
Barclays Bank PLC 10.00% 2021	£100	161
Berkshire Hathaway Inc. 3.00% 2022	$75	77
BNP Paribas 5.00% 2021	100	108
BPCE SA group 5.70% 2023[4]	200	213
CaixaBank, SA 5.00% 2023	€100	113
Goldman Sachs Group, Inc. 2.875% 2021	$100	101
Goldman Sachs Group, Inc. 5.75% 2022	70	79
Goldman Sachs Group, Inc. 3.625% 2023	150	154
Goldman Sachs Group, Inc. 3.50% 2025	210	210
Goldman Sachs Group, Inc. 3.75% 2026	25	25
Goldman Sachs Group, Inc. 4.75% 2045	70	74
HSBC Holdings PLC 3.375% 2024	€100	112
American Funds Insurance Series — Global Balanced Fund — Page 89 of 191

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
HSBC Holdings PLC 3.90% 2026	$200	$202
HSBC Holdings PLC 4.30% 2026	200	208
Intesa Sanpaolo SpA 6.625% 2023	€125	158
JPMorgan Chase & Co. 2.55% 2021	$76	76
JPMorgan Chase & Co. 3.25% 2022	28	29
JPMorgan Chase & Co. 2.70% 2023	150	147
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	135	149
Lloyds Banking Group PLC 6.50% 2020	€210	263
Morgan Stanley 3.125% 2026	$110	105
Morgan Stanley 3.875% 2026	75	76
NN Group NV, 4.50% 2049	€100	109
PNC Financial Services Group, Inc. 2.854% 2022	$100	100
Rabobank Nederland 3.875% 2023	€100	124
Skandinaviska Enskilda Banken AB 2.80% 2022	$250	251
VEB Finance Ltd. 6.902% 2020[4]	100	110
		4,561
Consumer discretionary 0.79%
DaimlerChrysler North America Holding Corp. 1.875% 2018[4]	150	150
DaimlerChrysler North America Holding Corp. 2.00% 2021[4]	200	195
Ford Motor Credit Co. 3.20% 2021	200	202
Hyundai Capital America 2.55% 2020[4]	135	135
McDonald’s Corp. 3.50% 2020	50	52
McDonald’s Corp. 3.70% 2026	35	36
McDonald’s Corp. 4.875% 2045	25	27
Myriad International Holdings 6.00% 2020	250	270
Myriad International Holdings 5.50% 2025	250	260
NBCUniversal Media, LLC 4.375% 2021	50	54
Newell Rubbermaid Inc. 3.85% 2023	40	42
Newell Rubbermaid Inc. 4.20% 2026	215	224
Newell Rubbermaid Inc. 5.50% 2046	20	23
President & Fellows of Harvard College 3.619% 2037	150	150
Thomson Reuters Corp. 4.30% 2023	75	79
Time Warner Inc. 4.75% 2021	150	161
Toyota Motor Credit Corp. 2.25% 2023	85	82
		2,142
Energy 0.76%
Chevron Corp. 2.954% 2026	75	74
ConocoPhillips 5.95% 2046	20	25
Ecopetrol SA 5.875% 2045	20	18
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	75	68
Enbridge Inc. 4.25% 2026	70	72
Energy Transfer Partners, LP 4.20% 2027	15	15
Halliburton Co. 3.80% 2025	110	112
Kinder Morgan Energy Partners, LP 3.50% 2021	30	30
Kinder Morgan Energy Partners, LP 5.50% 2044	200	200
Kinder Morgan, Inc. 4.30% 2025	100	102
Pemex Project Funding Master Trust 5.75% 2018	200	207
Petrobras International Finance Co. 5.375% 2021	80	83
Petróleos Mexicanos 6.50% 2041	45	45
Petróleos Mexicanos 5.625% 2046	385	344
Phillips 66 Partners LP 4.68% 2045	5	5
Schlumberger BV 4.00% 2025[4]	80	83
American Funds Insurance Series — Global Balanced Fund — Page 90 of 191

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Statoil ASA 3.125% 2017	$40	$40
Statoil ASA 1.95% 2018	25	25
Statoil ASA 3.15% 2022	160	164
Statoil ASA 3.70% 2024	50	52
Total Capital International 2.875% 2022	150	152
Williams Partners LP 4.50% 2023	100	105
Williams Partners LP 4.30% 2024	50	51
		2,072
Health care 0.65%
AbbVie Inc. 2.50% 2020	180	181
AbbVie Inc. 2.90% 2022	60	60
AbbVie Inc. 3.60% 2025	50	50
AbbVie Inc. 3.20% 2026	73	70
AbbVie Inc. 4.50% 2035	15	15
Aetna Inc. 2.75% 2022	50	50
Aetna Inc. 2.80% 2023	10	10
Allergan PLC 3.00% 2020	30	31
Allergan PLC 3.80% 2025	130	131
Allergan PLC 4.55% 2035	45	45
Allergan PLC 4.75% 2045	90	91
Amgen Inc. 1.85% 2021	20	19
Amgen Inc. 2.25% 2023	280	269
Baxalta Inc. 4.00% 2025	80	82
Becton, Dickinson and Co. 3.734% 2024	35	36
Celgene Corp. 3.875% 2025	85	87
EMD Finance LLC 3.25% 2025[4]	50	49
Gilead Sciences, Inc. 3.65% 2026	30	30
Humana Inc. 3.15% 2022	100	101
Medtronic, Inc. 3.50% 2025	100	102
Novartis Securities Investment Ltd. 5.125% 2019	25	27
Shire PLC 2.40% 2021	180	176
Shire PLC 2.875% 2023	45	44
Shire PLC 3.20% 2026	25	24
		1,780
Utilities 0.58%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[4]	200	203
American Electric Power Co., Inc. 2.75% 2026	50	47
CMS Energy Corp. 3.60% 2025	150	151
Duke Energy Corp. 3.75% 2024	110	113
Duke Energy Corp. 2.65% 2026	225	209
Duke Energy Florida, LLC 3.20% 2027	100	101
E.ON International Finance BV 5.80% 2018[4]	25	26
Enersis Américas SA 4.00% 2026	50	50
Exelon Corp. 2.50% 2022	25	25
Exelon Corp. 3.40% 2026	150	148
MidAmerican Energy Holdings Co. 2.00% 2018	100	100
Niagara Mohawk Power Corp. 3.508% 2024[4]	85	87
Pacific Gas and Electric Co. 3.85% 2023	70	74
Pacific Gas and Electric Co. 2.95% 2026	25	25
Pacific Gas and Electric Co. 4.25% 2046	75	77
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
PacifiCorp. 3.35% 2025	$30	$30
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	100	102
		1,568
Consumer staples 0.45%
Altria Group, Inc. 2.625% 2020	100	101
Altria Group, Inc. 4.75% 2021	150	163
Altria Group, Inc. 4.25% 2042	150	147
Anheuser-Busch InBev NV 3.30% 2023	35	36
Anheuser-Busch InBev NV 4.90% 2046	35	38
Kraft Foods Inc. 3.50% 2022	100	102
Kroger Co. 3.50% 2026	140	140
Pernod Ricard SA 4.45% 2022[4]	150	160
Philip Morris International Inc. 2.00% 2020	55	55
Philip Morris International Inc. 2.90% 2021	100	101
Philip Morris International Inc. 2.625% 2022	15	15
Philip Morris International Inc. 4.25% 2044	25	25
Reynolds American Inc. 4.00% 2022	15	16
Reynolds American Inc. 4.45% 2025	105	111
Reynolds American Inc. 5.85% 2045	25	29
		1,239
Information technology 0.43%
Apple Inc. 2.50% 2022	75	75
Apple Inc. 3.35% 2027	65	66
Broadcom Ltd. 3.875% 2027[4]	190	192
Microsoft Corp. 2.40% 2026	110	104
Microsoft Corp. 3.30% 2027	530	539
Samsung Electronics America, Inc. 1.75% 2017[4]	200	200
		1,176
Real estate 0.40%
American Campus Communities, Inc. 3.35% 2020	15	15
American Campus Communities, Inc. 3.75% 2023	100	102
American Campus Communities, Inc. 4.125% 2024	90	93
Boston Properties, Inc. 3.70% 2018	100	103
Corporate Office Properties LP 3.60% 2023	65	63
Essex Portfolio L.P. 3.50% 2025	65	65
Essex Portfolio L.P. 3.375% 2026	40	39
Kimco Realty Corp. 3.40% 2022	10	10
Kimco Realty Corp. 2.70% 2024	45	43
Prologis, Inc. 3.375% 2024	€100	122
Scentre Group 3.75% 2027[4]	$20	20
WEA Finance LLC 2.70% 2019[4]	200	202
WEA Finance LLC 3.75% 2024[4]	200	203
		1,080
Telecommunication services 0.34%
AT&T Inc. 2.45% 2020	55	55
AT&T Inc. 2.80% 2021	180	181
AT&T Inc. 4.250% 2027	60	61
France Télécom 5.375% 2050	£50	90
Orange SA 2.75% 2019	$140	142
American Funds Insurance Series — Global Balanced Fund — Page 92 of 191

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Verizon Communications Inc. 2.45% 2022	$125	$120
Verizon Communications Inc. 4.272% 2036	302	280
		929
Industrials 0.29%
General Electric Capital Corp. 2.30% 2017	65	65
General Electric Capital Corp. 3.15% 2022	50	52
Lima Metro Line Finance Ltd. 5.875% 2034[4,5]	200	214
Lockheed Martin Corp. 3.10% 2023	10	10
Lockheed Martin Corp. 3.55% 2026	15	15
Red de Carreteras de Occidente 9.00% 2028[5]	MXN2,000	102
Union Pacific Corp. 2.95% 2023	$100	101
United Technologies Corp. 3.10% 2022	215	221
		780
Materials 0.04%
Monsanto Co. 4.40% 2044	100	97
Vale Overseas Ltd. 6.25% 2026	20	22
		119
Total corporate bonds & notes		17,446
Mortgage-backed obligations 1.38%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[4,5]	50	51
Fannie Mae 4.00% 2047[5,6]	680	712
Freddie Mac 3.50% 2046[5]	318	326
Government National Mortgage Assn. 4.50% 2045[5]	267	286
Government National Mortgage Assn. 4.00% 2047[5,6]	170	179
Korea Housing Finance Corp. 2.50% 2020[4,5]	250	250
Korea Housing Finance Corp. 2.00% 2021[4,5]	250	241
Nykredit Realkredit AS, Series 01E, 2.00% 2037[5]	DKr7,529	1,104
Nykredit Realkredit AS, Series 01E, 2.50% 2047[5]	900	131
Realkredit Danmark AS, Series 22S, 2.00% 2037[5]	3,258	475
		3,755
Asset-backed obligations 0.08%
Discover Card Execution Note Trust, Series 2015-A1, Class A1, (1-month USD-LIBOR + 0.35%) 1.262% 2020[5,7]	$200	201
Total bonds, notes & other debt instruments (cost: $89,975,000)		87,978
Short-term securities 6.28%
General Electric Co. 0.83% due 4/3/2017	5,600	5,599
Gotham Funding Corp. 0.82% due 4/10/2017[4]	5,300	5,299
Roche Holdings, Inc. 0.70% due 5/17/2017[4]	3,700	3,696
U.S. Treasury Bills 0.52%–0.63% due 4/6/2017–7/6/2017	2,500	2,497
Total short-term securities (cost: $17,093,000)		17,091
Total investment securities 100.17% (cost: $242,669,000)		272,613
Other assets less liabilities (0.17)%		(452)
Net assets 100.00%		$272,161
American Funds Insurance Series — Global Balanced Fund — Page 93 of 191

unaudited
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2017 (000)
Purchases (000)	Sales (000)
USD249	JPY28,000	Bank of New York Mellon	4/6/2017	$(3)
SEK1,270	USD144	Bank of America, N.A.	4/10/2017	(2)
USD447	MYR2,000	Citibank	4/10/2017	(5)
USD237	COP711,700	Barclays Bank PLC	4/10/2017	(10)
USD369	EUR350	JPMorgan Chase	4/11/2017	(5)
JPY21,554	AUD250	UBS AG	4/12/2017	3
USD189	AUD250	UBS AG	4/12/2017	(2)
USD424	EUR400	HSBC Bank	4/12/2017	(3)
JPY22,250	USD195	HSBC Bank	4/13/2017	5
USD299	ILS1,102	Bank of America, N.A.	4/13/2017	(5)
JPY23,305	USD205	HSBC Bank	4/20/2017	5
USD219	ZAR2,900	UBS AG	4/20/2017	4
SEK1,613	USD181	UBS AG	4/20/2017	(1)
JPY40,289	USD352	Bank of America, N.A.	4/21/2017	11
JPY40,251	USD352	UBS AG	4/21/2017	10
EUR134	USD143	JPMorgan Chase	4/21/2017	1
USD97	ZAR1,300	JPMorgan Chase	4/21/2017	—[8]
USD163	ZAR2,200	JPMorgan Chase	4/21/2017	—[8]
SEK2,855	EUR300	Citibank	4/21/2017	(1)
SEK2,379	EUR250	Citibank	4/21/2017	(1)
SEK3,340	EUR350	Citibank	4/21/2017	(1)
NOK1,137	EUR125	HSBC Bank	4/21/2017	(1)
USD357	AUD475	Bank of America, N.A.	4/21/2017	(6)
USD375	AUD500	Bank of America, N.A.	4/21/2017	(7)
USD700	JPY80,000	JPMorgan Chase	4/21/2017	(19)
USD283	MXN5,430	JPMorgan Chase	4/24/2017	(6)
JPY57,092	USD499	UBS AG	4/27/2017	14
JPY36,272	USD320	HSBC Bank	4/27/2017	6
USD580	PLN2,308	JPMorgan Chase	4/28/2017	(2)
GBP280	USD350	Goldman Sachs	5/3/2017	1
USD362	HUF104,500	Bank of America, N.A.	5/3/2017	1
USD1,095	JPY125,000	JPMorgan Chase	5/8/2017	(30)
JPY28,321	USD256	JPMorgan Chase	5/10/2017	(1)
NOK2,443	USD286	Barclays Bank PLC	5/10/2017	(2)
JPY36,607	GBP265	HSBC Bank	5/10/2017	(3)
NOK2,828	USD333	Bank of America, N.A.	5/10/2017	(3)
SEK1,625	USD184	Barclays Bank PLC	5/10/2017	(3)
USD2,074	GBP1,700	Barclays Bank PLC	5/19/2017	(58)
JPY39,248	USD349	JPMorgan Chase	5/22/2017	4
JPY31,929	USD284	Citibank	5/22/2017	3
EUR645	USD699	Citibank	5/25/2017	(10)
				$(122)

American Funds Insurance Series — Global Balanced Fund — Page 94 of 191

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $714,000, which represented .26% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,084,000, which represented 4.81% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Coupon rate may change periodically.
[8]	Amount less than one thousand.

Key to abbreviations and symbols
ADR = American Depositary Receipts
AUD/A$ = Australian dollars
CAD/C$ = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
COP = Colombian pesos
DKr = Danish kroner
EUR/€ = Euros
GBP/£ = British pounds
HUF = Hungarian forints
ILS = Israeli shekels
INR = Indian rupees
JPY/¥ = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK/NKr = Norwegian kroner
PHP = Philippine pesos
PLN = Polish zloty
RUB = Russian rubles
SEK/SKr = Swedish kronor
TBA = To-be-announced
THB = Thai baht
USD/$ = U.S. dollars
ZAR = South African rand
American Funds Insurance Series — Global Balanced Fund — Page 95 of 191

Bond Fund
Investment portfolio
March 31, 2017
unaudited
Bonds, notes & other debt instruments 96.11% Corporate bonds & notes 35.93% Financials 9.26%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$2,105	$2,113
ACE INA Holdings Inc. 2.875% 2022	4,065	4,100
ACE INA Holdings Inc. 3.35% 2026	2,965	3,002
ACE INA Holdings Inc. 4.35% 2045	2,320	2,448
Allstate Corp. 4.20% 2046	205	208
Ally Financial Inc. 3.75% 2019	19,000	19,190
Ally Financial Inc. 4.25% 2021	9,000	9,203
Ally Financial Inc. 8.00% 2031	10,795	12,873
Ally Financial Inc. 8.00% 2031	4,970	5,964
American Express Co. 6.15% 2017	2,500	2,545
Assicurazioni Generali SPA 7.75% 2042	€3,100	4,002
Assicurazioni Generali SPA 10.125% 2042	3,800	5,342
AXA SA 8.60% 2030	$2,625	3,653
Banco Santander, SA 2.70% 2019	2,500	2,513
Banco Santander, SA 3.70% 2022[1]	3,100	3,108
Bank of America Corp. 2.625% 2020	30,650	30,761
Bank of America Corp. 3.124% 2023	42,500	42,711
Bank of America Corp. 3.875% 2025	10,000	10,194
Bank of America Corp. 3.824% 2028	1,200	1,205
Bank of America Corp. junior subordinated 6.25% noncumulative (undated)	175	184
Bank of America Corp., Series L, 2.25% 2020	4,500	4,487
Bank of America Corp., Series AA, 6.10% (undated)	369	391
Bank of America Corp., Series DD, 6.30% (undated)	205	223
Bank of Nova Scotia 2.70% 2022	3,500	3,510
Barclays Bank PLC 4.95% 2047	2,000	2,006
BB&T Corp. 2.45% 2020	5,200	5,255
Berkshire Hathaway Finance Corp. 1.30% 2019	865	857
BNP Paribas 4.625% 2027[1]	15,200	15,210
BPCE SA group 2.75% 2021	9,500	9,425
BPCE SA group 5.70% 2023[1]	30,680	32,608
BPCE SA group 5.15% 2024[1]	1,832	1,884
Capital One Financial Corp. 1.85% 2019	1,500	1,487
Charles Schwab Corp, Series E, junior subordinated 4.625% 2049	4,750	4,702
CIT Group Inc., Series C, 5.50% 2019[1]	1,750	1,844
Citigroup Inc. 1.70% 2018	13,375	13,384
Citigroup Inc. 2.15% 2018	6,500	6,523
Citigroup Inc. 2.00% 2019	23,400	23,485
Citigroup Inc. 2.55% 2019	9,989	10,092
Citigroup Inc. 2.45% 2020	31,100	31,257
Citigroup Inc. 2.35% 2021	6,575	6,479
Citigroup Inc. 2.90% 2021	8,500	8,541
Citigroup Inc. 3.70% 2026	7,500	7,520
Citigroup Inc. 3.887% 2028	1,195	1,203
Citigroup Inc., Series T, 6.25% (undated)	917	990
Crédit Agricole SA 3.375% 2022[1]	1,150	1,151
American Funds Insurance Series — Bond Fund — Page 96 of 191

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Credit Suisse Group AG 3.574% 2023[1]	$14,000	$13,990
Credit Suisse Group AG 3.80% 2023	15,550	15,629
Danske Bank AS 1.65% 2019[1]	18,000	17,774
Danske Bank AS 2.00% 2021[1]	14,200	13,814
Danske Bank AS 2.70% 2022[1]	1,200	1,196
Deutsche Bank AG 2.50% 2019	2,900	2,908
Deutsche Bank AG 2.85% 2019	8,700	8,763
Discover Financial Services 10.25% 2019	2,700	3,103
Discover Financial Services 4.10% 2027	24,000	24,054
DNB ASA 2.375% 2021[1]	20,300	20,075
General Motors Acceptance Corp. 7.50% 2020	3,500	3,940
Goldman Sachs Group, Inc. 2.00% 2019	4,750	4,743
Goldman Sachs Group, Inc. 2.30% 2019	12,500	12,514
Goldman Sachs Group, Inc. 2.625% 2021	1,500	1,497
Goldman Sachs Group, Inc. 2.875% 2021	23,726	23,920
Goldman Sachs Group, Inc. 3.00% 2022	46,680	46,771
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,637
Goldman Sachs Group, Inc. 3.75% 2025	638	646
Goldman Sachs Group, Inc. 3.50% 2026	2,380	2,335
Goldman Sachs Group, Inc. 5.30% (undated)	1,850	1,889
HSBC Holdings PLC 4.041% 2028	4,200	4,250
Intercontinentalexchange, Inc. 2.50% 2018	1,295	1,313
Intesa Sanpaolo SpA 3.875% 2019	1,485	1,521
Intesa Sanpaolo SpA 5.017% 2024[1]	32,680	30,786
Intesa Sanpaolo SpA 5.71% 2026[1]	22,100	21,451
JPMorgan Chase & Co. 2.25% 2020	7,080	7,105
JPMorgan Chase & Co. 2.55% 2020	5,000	5,024
JPMorgan Chase & Co. 2.295% 2021	1,100	1,089
JPMorgan Chase & Co. 2.55% 2021	23,500	23,520
JPMorgan Chase & Co. 2.70% 2023	17,325	16,959
JPMorgan Chase & Co. 3.782% 2028	3,295	3,330
Leucadia National Corp. 5.50% 2023	520	554
Lloyds Banking Group PLC 3.10% 2021	1,740	1,756
Lloyds Banking Group PLC 3.00% 2022	19,000	18,910
Lloyds Banking Group PLC 4.582% 2025	10,500	10,680
Lloyds Banking Group PLC 4.65% 2026	1,000	1,023
Lloyds Banking Group PLC 3.75% 2027	750	739
MetLife Global Funding I 2.30% 2019[1]	675	679
MetLife Global Funding I 2.00% 2020[1]	7,785	7,741
MetLife, Inc. 3.60% 2025	3,590	3,675
MetLife, Inc. 7.875% 2067[1]	1,505	1,859
MetLife, Inc. 9.25% 2068[1]	300	415
Metropolitan Life Global Funding I, 1.75% 2018[1]	1,455	1,453
Metropolitan Life Global Funding I, 3.45% 2026[1]	910	918
Morgan Stanley 2.125% 2018	7,500	7,531
Morgan Stanley 2.80% 2020	2,500	2,532
Morgan Stanley 2.50% 2021	44,400	44,198
Morgan Stanley 2.625% 2021	7,200	7,151
Morgan Stanley (3-month USD-LIBOR + 1.18%) 2.210% 2022[2]	500	505
Morgan Stanley 3.125% 2026	7,270	6,958
Morgan Stanley 3.875% 2026	7,525	7,639
Morgan Stanley 3.625% 2027	23,850	23,714
New York Life Global Funding 2.10% 2019[1]	1,000	1,006
New York Life Global Funding 1.95% 2020[1]	145	144
American Funds Insurance Series — Bond Fund — Page 97 of 191

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
New York Life Global Funding 1.70% 2021[1]	$2,750	$2,671
NN Group NV, 4.50% 2049	€8,750	9,556
Nordea Bank AB 2.50% 2020[1]	$7,425	7,445
PNC Bank 1.70% 2018	1,000	1,000
PNC Bank 2.40% 2019	10,507	10,598
PNC Bank 2.30% 2020	9,000	9,029
PNC Bank 2.60% 2020	1,700	1,717
PNC Bank 2.55% 2021	1,000	998
PNC Financial Services Group, Inc. 2.854% 2022	6,050	6,067
PNC Funding Corp. 3.30% 2022	9,000	9,273
QBE Insurance Group Ltd. 2.40% 2018[1]	5,710	5,725
Rabobank Nederland 2.75% 2022	1,125	1,131
Rabobank Nederland 4.625% 2023	10,210	10,760
Rabobank Nederland 4.375% 2025	3,975	4,084
Royal Bank of Canada 1.50% 2018	2,700	2,700
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[1]	2,450	2,769
Royal Bank of Scotland PLC 4.80% 2026	1,500	1,538
Skandinaviska Enskilda Banken AB 2.625% 2021	23,400	23,458
Skandinaviska Enskilda Banken AB 2.80% 2022	2,250	2,257
Standard Chartered PLC 2.10% 2019[1]	500	496
Swedbank AB 2.80% 2022[1]	5,000	5,012
Travelers Companies, Inc. 3.75% 2046	200	190
UBS Group AG 2.65% 2022[1]	1,100	1,079
Unum Group 3.00% 2021	520	521
Unum Group 3.875% 2025	870	870
US Bancorp. 2.625% 2022	600	603
US Bank NA 2.00% 2020	1,000	1,004
Wells Fargo & Co. 2.55% 2020	5,000	5,027
Wells Fargo & Co. 2.10% 2021	46,700	45,803
Wells Fargo & Co. 3.069% 2023	9,000	9,045
Wells Fargo & Co. 3.00% 2026	3,320	3,182
		1,038,767
Health care 5.44%
Abbott Laboratories 2.35% 2019	9,600	9,645
Abbott Laboratories 2.90% 2021	7,305	7,344
Abbott Laboratories 3.40% 2023	5,120	5,173
Abbott Laboratories 3.75% 2026	18,860	18,872
Abbott Laboratories 4.75% 2036	11,090	11,467
Abbott Laboratories 4.90% 2046	22,180	23,087
AbbVie Inc. 1.80% 2018	5,900	5,908
AbbVie Inc. 2.50% 2020	17,215	17,343
AbbVie Inc. 2.90% 2022	11,365	11,335
AbbVie Inc. 3.20% 2022	11,970	12,118
AbbVie Inc. 2.85% 2023	425	417
AbbVie Inc. 3.20% 2026	6,445	6,207
AbbVie Inc. 4.50% 2035	4,810	4,815
AbbVie Inc. 4.30% 2036	240	233
AbbVie Inc. 4.45% 2046	11,375	10,924
Aetna Inc. 1.50% 2017	3,755	3,755
Aetna Inc. 1.70% 2018	3,525	3,526
Allergan PLC 2.35% 2018	7,500	7,534
Allergan PLC 3.00% 2020	8,275	8,417
Allergan PLC 3.45% 2022	12,185	12,430
American Funds Insurance Series — Bond Fund — Page 98 of 191

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Allergan PLC 3.80% 2025	$25,727	$25,954
Allergan PLC 4.55% 2035	9,860	9,914
Allergan PLC 4.75% 2045	11,790	11,914
Amgen Inc. 4.40% 2045	12,315	11,997
Baxalta Inc. 5.25% 2045	100	110
Bayer AG 2.375% 2019[1]	5,155	5,192
Becton, Dickinson and Co. 1.80% 2017	3,439	3,442
Becton, Dickinson and Co. 2.675% 2019	2,287	2,321
Becton, Dickinson and Co. 3.734% 2024	903	931
Becton, Dickinson and Co. 4.685% 2044	3,495	3,661
Boston Scientific Corp. 2.85% 2020	470	477
Boston Scientific Corp. 6.00% 2020	3,675	4,029
Boston Scientific Corp. 3.375% 2022	700	714
Boston Scientific Corp. 3.85% 2025	500	508
Cardinal Health, Inc. 1.90% 2017	4,710	4,715
Cardinal Health, Inc. 1.70% 2018	1,400	1,401
Celgene Corp. 5.00% 2045	15,350	16,124
Centene Corp. 5.625% 2021	1,780	1,867
Centene Corp. 4.75% 2022	425	439
Centene Corp. 6.125% 2024	375	404
Centene Corp. 4.75% 2025	575	580
EMD Finance LLC 2.40% 2020[1]	15,295	15,297
EMD Finance LLC 2.95% 2022[1]	4,200	4,216
EMD Finance LLC 3.25% 2025[1]	24,165	23,919
Express Scripts Inc. 4.80% 2046	1,000	961
Gilead Sciences, Inc. 4.60% 2035	2,910	3,003
Gilead Sciences, Inc. 4.15% 2047	3,130	2,916
HCA Inc. 6.50% 2020	1,550	1,700
HCA Inc. 5.875% 2022	2,000	2,205
HCA Inc. 5.25% 2025	500	532
HCA Inc. 5.25% 2026	700	735
Hologic, Inc. 5.25% 2022[1]	230	242
Humana Inc. 3.85% 2024	7,500	7,690
Humana Inc. 3.95% 2027	625	640
Humana Inc. 4.80% 2047	250	262
inVentiv Health, Inc. 7.50% 2024[1]	350	362
Laboratory Corporation of America Holdings 3.60% 2025	4,465	4,422
Laboratory Corporation of America Holdings 4.70% 2045	14,360	13,910
Mallinckrodt PLC 5.625% 2023[1]	850	812
MEDNAX, Inc. 5.25% 2023[1]	130	133
Medtronic, Inc. 3.35% 2027	1,175	1,185
Medtronic, Inc. 4.625% 2045	5,015	5,400
Molina Healthcare, Inc. 5.375% 2022	1,165	1,211
Mylan Laboratories Inc. 2.50% 2019	3,500	3,518
Mylan Laboratories Inc. 3.15% 2021	10,815	10,871
Novartis Capital Corp. 3.10% 2027	2,700	2,688
Pfizer Inc. 7.20% 2039	100	143
Quintiles Transnational Corp. 4.875% 2023[1]	400	408
Roche Holdings, Inc. 2.375% 2027[1]	500	471
Shire PLC 1.90% 2019	25,600	25,411
Shire PLC 2.40% 2021	21,740	21,312
Shire PLC 2.875% 2023	12,160	11,814
Shire PLC 3.20% 2026	17,350	16,600
Tenet Healthcare Corp., First Lien, 6.25% 2018	500	527
American Funds Insurance Series — Bond Fund — Page 99 of 191

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Tenet Healthcare Corp., First Lien, 4.75% 2020	$10,000	$10,267
Tenet Healthcare Corp., First Lien, 6.00% 2020	1,340	1,420
Tenet Healthcare Corp., First Lien, 4.50% 2021	625	628
Teva Pharmaceutical Finance Company BV 1.40% 2018	3,655	3,634
Teva Pharmaceutical Finance Company BV 1.70% 2019	3,730	3,689
Teva Pharmaceutical Finance Company BV 2.20% 2021	4,645	4,474
Teva Pharmaceutical Finance Company BV 2.80% 2023	13,855	13,166
Teva Pharmaceutical Finance Company BV 3.15% 2026	31,430	29,018
Teva Pharmaceutical Finance Company BV 4.10% 2046	16,715	14,452
Thermo Fisher Scientific Inc. 2.40% 2019	4,050	4,086
UnitedHealth Group Inc. 1.40% 2017	3,020	3,020
UnitedHealth Group Inc. 1.90% 2018	6,820	6,851
UnitedHealth Group Inc. 2.70% 2020	6,035	6,158
UnitedHealth Group Inc. 3.35% 2022	4,585	4,747
UnitedHealth Group Inc. 3.75% 2025	5,610	5,864
UnitedHealth Group Inc. 3.10% 2026	1,745	1,730
UnitedHealth Group Inc. 3.375% 2027	500	505
UnitedHealth Group Inc. 3.45% 2027	1,185	1,203
UnitedHealth Group Inc. 4.625% 2035	3,435	3,744
UnitedHealth Group Inc. 4.20% 2047	250	254
WellPoint, Inc. 2.30% 2018	7,440	7,475
WellPoint, Inc. 2.25% 2019	1,250	1,255
Zimmer Holdings, Inc. 3.15% 2022	9,145	9,188
Zimmer Holdings, Inc. 3.55% 2025	1,000	990
		610,578
Energy 5.27%
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.284% 2020[2,3,4]	550	385
American Energy (Marcellus), Term Loan A, (3-month USD-LIBOR + 7.50%) 8.534% 2021[2,3,4]	1,875	239
American Energy (Permian Basin) 7.375% 2021[1]	725	591
Anadarko Petroleum Corp. 4.85% 2021	4,810	5,150
Anadarko Petroleum Corp. 5.55% 2026	1,730	1,923
Anadarko Petroleum Corp. 6.20% 2040	1,000	1,133
Anadarko Petroleum Corp. 6.60% 2046	5,510	6,673
Boardwalk Pipeline Partners, LP 3.375% 2023	2,000	1,951
Boardwalk Pipeline Partners, LP 4.95% 2024	1,290	1,361
Boardwalk Pipeline Partners, LP 4.45% 2027	3,580	3,624
Canadian Natural Resources Ltd. 3.80% 2024	180	181
Cenovus Energy Inc. 3.80% 2023	1,120	1,133
Cheniere Energy, Inc. 7.00% 2024[1]	3,585	3,966
Cheniere Energy, Inc. 5.875% 2025[1]	6,335	6,628
Chevron Corp. 2.10% 2021	2,510	2,492
Chevron Corp. 2.355% 2022	5,000	4,948
Chevron Corp. 2.498% 2022	2,305	2,318
Chevron Corp. 2.566% 2023	900	893
Chevron Corp. 2.954% 2026	600	593
Columbia Pipeline Partners LP 2.45% 2018	6,700	6,734
Columbia Pipeline Partners LP 3.30% 2020	975	994
Columbia Pipeline Partners LP 4.50% 2025	1,215	1,275
Columbia Pipeline Partners LP 5.80% 2045	1,910	2,235
Concho Resources Inc. 5.50% 2023	400	415
Concho Resources Inc. 4.375% 2025	250	253
ConocoPhillips 4.20% 2021	1,095	1,169
ConocoPhillips 4.95% 2026	8,395	9,334
American Funds Insurance Series — Bond Fund — Page 100 of 191

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
ConocoPhillips 5.95% 2046	$625	$778
DCP Midstream Operating LP 4.95% 2022	500	507
Devon Energy Corp. 3.25% 2022	2,200	2,182
Devon Energy Corp. 5.85% 2025	2,000	2,298
Devon Energy Corp. 5.00% 2045	2,500	2,517
Diamond Offshore Drilling, Inc. 4.875% 2043	3,375	2,464
Ecopetrol SA 5.875% 2023	1,430	1,553
Ecopetrol SA 5.875% 2045	235	216
Enbridge Energy Partners, LP 9.875% 2019	10,500	11,948
Enbridge Energy Partners, LP 4.375% 2020	8,905	9,394
Enbridge Energy Partners, LP 5.20% 2020	5,655	6,053
Enbridge Energy Partners, LP 4.20% 2021	9,025	9,370
Enbridge Energy Partners, LP 5.875% 2025	13,855	15,511
Enbridge Energy Partners, LP 7.375% 2045	24,560	30,042
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	8,301
Enbridge Inc. 4.00% 2023	1,600	1,646
Enbridge Inc. 5.50% 2046	1,315	1,403
Energy Transfer Partners, LP 4.15% 2020	1,000	1,039
Energy Transfer Partners, LP 4.75% 2026	1,150	1,185
Energy Transfer Partners, LP 4.20% 2027	415	411
Energy Transfer Partners, LP 6.125% 2045	12,405	13,264
Energy Transfer Partners, LP 5.30% 2047	2,250	2,168
EnLink Midstream Partners, LP 2.70% 2019	1,850	1,855
EnLink Midstream Partners, LP 4.40% 2024	365	370
EnLink Midstream Partners, LP 4.15% 2025	280	277
EnLink Midstream Partners, LP 5.05% 2045	1,015	959
Ensco PLC 5.20% 2025	1,810	1,579
Ensco PLC 5.75% 2044	285	215
Exxon Mobil Corp. 3.043% 2026	4,825	4,830
Exxon Mobil Corp. 4.114% 2046	1,000	1,035
Halliburton Co. 3.80% 2025	4,975	5,063
Halliburton Co. 5.00% 2045	845	891
Husky Energy Inc. 7.25% 2019	3,390	3,816
Kinder Morgan Energy Partners, LP 6.85% 2020	7,650	8,518
Kinder Morgan Energy Partners, LP 6.50% 2037	900	981
Kinder Morgan Energy Partners, LP 5.40% 2044	5,270	5,228
Kinder Morgan Energy Partners, LP 5.50% 2044	925	925
Kinder Morgan Finance Co. 5.05% 2046	248	242
Kinder Morgan, Inc. 4.30% 2025	492	503
Kinder Morgan, Inc. 5.30% 2034	760	767
Kinder Morgan, Inc. 5.55% 2045	13,600	13,993
MPLX LP 4.125% 2027	315	314
MPLX LP 5.20% 2047	320	323
NGL Energy Partners LP 6.875% 2021	1,000	1,025
NGPL PipeCo LLC 7.119% 2017[1]	33,360	34,444
NGPL PipeCo LLC 9.625% 2019[1]	7,135	7,420
Noble Corp. PLC 5.75% 2018	430	438
Noble Corp. PLC 7.70% 2025	1,995	1,890
Noble Corp. PLC 8.70% 2045	1,760	1,628
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[1,4]	3,575	1,975
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,4,5]	2,361	885
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[1,4,5]	189	71
Petrobras Global Finance Co. 8.375% 2021	8,935	10,130
Petrobras Global Finance Co. 6.125% 2022	3,120	3,279
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petrobras Global Finance Co. 4.375% 2023	$1,200	$1,140
Petrobras Global Finance Co. 7.375% 2027	300	318
Petrobras Global Finance Co. 6.85% 2115	335	300
Petrobras International Finance Co. 5.375% 2021	13,560	13,998
Petróleos Mexicanos 6.375% 2021	16,260	17,678
Petróleos Mexicanos 5.375% 2022[1]	39,850	41,930
Petróleos Mexicanos 3.50% 2023	1,400	1,338
Petróleos Mexicanos 4.625% 2023	1,100	1,109
Petróleos Mexicanos 6.875% 2026	2,080	2,314
Petróleos Mexicanos 7.47% 2026	MXN295,000	13,764
Petróleos Mexicanos 6.50% 2027[1]	$14,690	15,821
Petróleos Mexicanos 5.50% 2044	480	426
Petróleos Mexicanos 6.375% 2045	7,500	7,351
Petróleos Mexicanos 6.75% 2047	2,951	3,003
Phillips 66 Partners LP 3.55% 2026	570	545
Phillips 66 Partners LP 4.68% 2045	125	116
Phillips 66 Partners LP 4.90% 2046	210	201
Pioneer Natural Resources Co. 3.45% 2021	185	190
Plains All American Pipeline, LP 4.50% 2026	1,250	1,277
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[1,4]	826	812
Range Resources Corp. 4.875% 2025	2,075	1,997
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4]	413	436
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	1,875	1,937
Rice Energy Inc. 6.25% 2022	1,075	1,113
Rice Energy Inc. 7.25% 2023	150	161
Royal Dutch Shell PLC 2.50% 2026	190	179
Royal Dutch Shell PLC 3.75% 2046	26,610	24,526
Sabine Pass Liquefaction, LLC 5.625% 2021	1,100	1,186
Sabine Pass Liquefaction, LLC 6.25% 2022	2,800	3,107
Sabine Pass Liquefaction, LLC 5.625% 2023	1,000	1,086
Sabine Pass Liquefaction, LLC 5.75% 2024	9,000	9,824
Sabine Pass Liquefaction, LLC 5.625% 2025	11,980	13,007
Sabine Pass Liquefaction, LLC 5.875% 2026[1]	9,800	10,823
Sabine Pass Liquefaction, LLC 5.00% 2027[1]	4,670	4,887
Sabine Pass Liquefaction, LLC 4.20% 2028[1]	790	780
Schlumberger BV 3.00% 2020[1]	600	614
Schlumberger BV 3.625% 2022[1]	222	231
Schlumberger BV 4.00% 2025[1]	9,185	9,582
Shell International Finance BV 2.875% 2026	630	613
SM Energy Co. 6.75% 2026	75	76
Southwestern Energy Co. 4.05% 2020	1,000	1,014
Southwestern Energy Co. 6.70% 2025	6,705	6,671
Spectra Energy Partners, LP 2.95% 2018	1,615	1,637
Spectra Energy Partners, LP 4.50% 2045	65	61
Sunoco LP 6.25% 2021	775	794
Targa Resources Partners LP 4.125% 2019	600	613
Targa Resources Partners LP 5.125% 2025[1]	175	181
Targa Resources Partners LP 5.375% 2027[1]	175	182
TC PipeLines, LP 4.375% 2025	1,700	1,725
Tesoro Corp. 4.75% 2023[1]	3,600	3,734
Tesoro Corp. 5.125% 2026[1]	13,600	14,334
Tesoro Logistics LP 6.125% 2021	200	210
Tesoro Logistics LP 6.375% 2024	180	196
Tesoro Logistics LP 5.25% 2025	750	786
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Total Capital Canada Ltd. 2.75% 2023	$2,140	$2,123
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	600	619
Transocean Inc. 8.125% 2021	1,410	1,480
Transocean Inc. 5.55% 2022	2,195	2,076
Transocean Inc. 9.00% 2023[1]	5,000	5,362
Valero Energy Partners LP 4.375% 2026	500	505
Western Gas Partners LP 2.60% 2018	280	282
Western Gas Partners LP 3.95% 2025	665	659
Western Gas Partners LP 4.65% 2026	310	320
Western Gas Partners LP 5.45% 2044	1,350	1,391
Williams Partners LP 5.25% 2020	3,000	3,230
Williams Partners LP 3.60% 2022	5,065	5,143
Williams Partners LP 4.50% 2023	500	524
Williams Partners LP 4.30% 2024	9,285	9,567
Williams Partners LP 4.00% 2025	500	503
Williams Partners LP 5.40% 2044	555	568
Williams Partners LP 4.90% 2045	455	439
Williams Partners LP 5.10% 2045	5,180	5,166
		590,601
Consumer discretionary 3.82%
21st Century Fox America, Inc. 4.95% 2045	1,885	1,958
21st Century Fox America, Inc. 4.75% 2046[1]	1,550	1,559
American Honda Finance Corp. 1.70% 2021	1,000	971
Bayerische Motoren Werke AG 1.45% 2019[1]	26,135	25,837
Bayerische Motoren Werke AG 1.85% 2021[1]	18,400	17,825
Bayerische Motoren Werke AG 2.00% 2021[1]	500	490
Cablevision Systems Corp. 5.50% 2027[1]	450	458
CBS Corp. 3.50% 2025	150	150
CBS Outdoor Americas Inc. 5.625% 2024	400	420
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	6,805	7,008
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	3,760	3,964
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	250	264
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[1]	11,500	11,608
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047[1]	1,070	1,079
Comcast Corp. 3.00% 2024	1,000	1,000
Comcast Corp. 2.35% 2027	2,400	2,201
Comcast Corp. 3.30% 2027	4,000	3,965
Comcast Corp. 4.60% 2045	14,900	15,394
Cumulus Media Holdings Inc. 7.75% 2019	1,715	609
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.25% 2020[2,3,4]	1,697	1,273
DaimlerChrysler North America Holding Corp. (3-month USD-LIBOR + 0.86%) 1.894% 2018[1,2]	7,500	7,554
DaimlerChrysler North America Holding Corp. 1.50% 2019[1]	1,000	986
DaimlerChrysler North America Holding Corp. 2.20% 2021[1]	1,500	1,468
DaimlerChrysler North America Holding Corp. 2.875% 2021[1]	21,000	21,201
DaimlerChrysler North America Holding Corp. 2.85% 2022[1]	500	501
DaimlerChrysler North America Holding Corp. 3.25% 2024[1]	755	756
DaimlerChrysler North America Holding Corp. 3.30% 2025[1]	5,500	5,499
Dollar General Corp. 4.125% 2017	622	627
Dollar General Corp. 1.875% 2018	1,211	1,212
Dollar Tree Inc. 5.75% 2023	1,225	1,311
Duke University 3.299% 2046[4]	135	120
Ford Motor Co. 4.346% 2026	1,000	1,020
Ford Motor Co. 5.291% 2046	1,500	1,508
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 2.262% 2019	$9,700	$9,728
Ford Motor Credit Co. 2.375% 2019	18,650	18,722
Ford Motor Credit Co. 2.597% 2019	9,410	9,466
Ford Motor Credit Co. 2.681% 2020	17,750	17,878
Ford Motor Credit Co. 3.157% 2020	2,000	2,034
Ford Motor Credit Co. 3.336% 2021	300	304
Ford Motor Credit Co. 3.219% 2022	7,315	7,367
Ford Motor Credit Co. 3.096% 2023	500	488
Ford Motor Credit Co. 3.81% 2024	4,450	4,457
Ford Motor Credit Co. 4.134% 2025	15,000	15,098
Gannett Co., Inc. 5.125% 2019	1,130	1,158
Gannett Co., Inc. 4.875% 2021[1]	290	295
General Motors Financial Co. 2.40% 2019	17,990	18,036
General Motors Financial Co. 3.70% 2020	15,895	16,377
General Motors Financial Co. 3.20% 2021	500	502
General Motors Financial Co. 4.20% 2021	1,500	1,567
General Motors Financial Co. 3.45% 2022	9,278	9,371
General Motors Financial Co. 3.70% 2023	2,500	2,522
General Motors Financial Co. 4.00% 2026	445	439
General Motors Financial Co. 4.35% 2027	850	859
Hilton Worldwide Holdings Inc. 4.25% 2024[1]	3,400	3,374
Home Depot, Inc. 4.40% 2021	7,500	8,132
Home Depot, Inc. 3.35% 2025	3,945	4,061
Home Depot, Inc. 4.25% 2046	195	203
Hyundai Capital America 2.00% 2019[1]	365	362
Hyundai Capital America 2.55% 2020[1]	4,700	4,703
Hyundai Capital America 2.60% 2020[1]	325	325
Hyundai Capital Services Inc. 1.625% 2019[1]	1,600	1,571
Limited Brands, Inc. 6.625% 2021	1,224	1,342
McDonald’s Corp. 3.50% 2027	1,000	1,004
McDonald’s Corp. 4.875% 2045	7,205	7,691
McDonald’s Corp. 4.45% 2047	750	755
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 5.00% 2022[2,3,4]	809	802
MGM Resorts International 7.75% 2022	2,000	2,311
NBCUniversal Enterprise, Inc. 5.25% 2049[1]	2,375	2,500
NBCUniversal Media, LLC 5.15% 2020	10,000	10,918
Neiman Marcus Group LTD Inc. 8.75% 2021[1,6]	1,160	658
Neiman Marcus, Term Loan B, (3-month USD-LIBOR + 3.25%) 4.25% 2020[2,3,4]	3,662	2,956
Newell Rubbermaid Inc. 3.85% 2023	2,380	2,467
Newell Rubbermaid Inc. 4.20% 2026	4,465	4,652
Newell Rubbermaid Inc. 5.50% 2046	8,225	9,367
News America Inc. 4.00% 2023	1,100	1,151
NIKE, Inc. 3.875% 2045	7,145	6,906
Nissan Motor Co., Ltd. 1.55% 2019[1]	10,580	10,434
Playa Resorts Holding BV 8.00% 2020[1]	2,475	2,614
RCI Banque 3.50% 2018[1]	8,280	8,407
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	300	301
Schaeffler Verwaltungs 4.75% 2026 (100% PIK)[1,6]	540	528
Thomson Reuters Corp. 1.65% 2017	5,445	5,447
Thomson Reuters Corp. 4.30% 2023	240	254
Time Warner Inc. 3.80% 2027	4,990	4,945
Time Warner Inc. 6.20% 2040	5,450	6,243
Toyota Motor Credit Corp. 2.125% 2019	500	504
Toyota Motor Credit Corp. 2.25% 2023	1,130	1,093
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Toyota Motor Credit Corp. 3.20% 2027	$1,000	$1,004
Volkswagen Group of America Finance, LLC 1.25% 2017[1]	4,445	4,443
Volkswagen Group of America Finance, LLC 1.65% 2018[1]	3,500	3,491
Volkswagen Group of America Finance, LLC 2.45% 2019[1]	520	521
Volkswagen Group of America Finance, LLC 2.40% 2020[1]	4,555	4,539
Volkswagen International Finance NV 4.00% 2020[1]	4,200	4,380
Walt Disney Co. 5.50% 2019	5,000	5,381
Warner Music Group 5.625% 2022[1]	900	935
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	825	847
Wynn Macau, Ltd. 5.25% 2021[1]	3,100	3,170
ZF Friedrichshafen AG 4.50% 2022[1]	1,350	1,411
ZF Friedrichshafen AG 4.75% 2025[1]	1,200	1,247
		428,814
Utilities 3.14%
American Electric Power Co., Inc. 1.65% 2017	2,870	2,870
American Electric Power Co., Inc. 2.75% 2026	2,510	2,379
Berkshire Hathaway Energy Co. 4.50% 2045	6,095	6,373
Calpine Corp. 5.375% 2023	410	417
Cleveland Electric Illuminating Co. 8.875% 2018	7,475	8,285
CMS Energy Corp. 8.75% 2019	6,984	7,978
CMS Energy Corp. 5.05% 2022	18,288	20,039
CMS Energy Corp. 3.875% 2024	2,595	2,675
CMS Energy Corp. 3.00% 2026	1,500	1,442
Comision Federal de Electricidad 4.75% 2027[1]	475	477
Consolidated Edison, Inc. 2.00% 2020	500	500
Consumers Energy Co. 3.25% 2046	4,050	3,617
Dominion Resources, Inc. 1.875% 2018[1]	5,450	5,442
Dominion Resources, Inc. 1.60% 2019	1,140	1,126
Dominion Resources, Inc. 2.962% 2019	500	507
Dominion Resources, Inc. 2.75% 2022	1,750	1,743
Duke Energy Corp. 3.75% 2024	4,026	4,147
Duke Energy Corp. 2.65% 2026	5,440	5,058
Duke Energy Corp. 3.75% 2046	610	552
Duke Energy Florida, LLC 3.20% 2027	500	503
Duke Energy Florida, LLC 3.40% 2046	6,745	6,077
Duke Energy Ohio, Inc. 3.70% 2046	125	117
EDP Finance BV 4.90% 2019[1]	10,000	10,515
Electricité de France SA 2.15% 2019[1]	145	145
Emera Inc. 6.75% 2076	1,150	1,261
Emera US Finance LP 2.15% 2019	460	460
Emera US Finance LP 2.70% 2021	290	289
Emera US Finance LP 3.55% 2026	495	487
Emera US Finance LP 4.75% 2046	500	506
Enel Società per Azioni 8.75% 2073[1]	1,000	1,152
Entergy Corp. 2.40% 2026	1,196	1,123
Entergy Corp. 2.95% 2026	2,595	2,467
Eversource Energy 2.75% 2022	2,327	2,336
Eversource Energy 2.80% 2023	2,000	1,982
Exelon Corp. 2.50% 2022	6,100	6,163
Exelon Corp. 3.40% 2026	1,570	1,547
FirstEnergy Corp. 7.375% 2031	9,780	12,776
FirstEnergy Corp., Series B, 4.25% 2023	5,505	5,695
Great Plains Energy Inc. 2.50% 2020	10,300	10,365
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Great Plains Energy Inc. 3.15% 2022	$1,250	$1,264
Great Plains Energy Inc. 3.90% 2027	4,100	4,142
Great Plains Energy Inc. 4.85% 2047	3,400	3,498
Iberdrola Finance Ireland 5.00% 2019[1]	1,825	1,942
MidAmerican Energy Co. 3.10% 2027	1,165	1,163
MidAmerican Energy Co. 3.95% 2047	145	145
MidAmerican Energy Holdings Co. 5.75% 2018	7,740	8,046
MidAmerican Energy Holdings Co. 3.75% 2023	5,890	6,163
Mississippi Power Co. 4.25% 2042	6,772	5,819
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	15,574
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	1,800	1,806
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	5,500	6,064
Niagara Mohawk Power Corp. 3.508% 2024[1]	7,875	8,067
Niagara Mohawk Power Corp. 4.278% 2034[1]	1,000	1,021
NV Energy, Inc 6.25% 2020	2,950	3,316
Pacific Gas and Electric Co. 2.45% 2022	7,500	7,393
Pacific Gas and Electric Co. 3.25% 2023	5,815	5,927
Pacific Gas and Electric Co. 3.40% 2024	850	867
Pacific Gas and Electric Co. 3.30% 2027	500	504
Pacific Gas and Electric Co. 4.75% 2044	336	370
Pacific Gas and Electric Co. 4.30% 2045	834	862
PG&E Corp. 2.40% 2019	3,810	3,838
Progress Energy, Inc. 7.05% 2019	3,180	3,475
Progress Energy, Inc. 7.00% 2031	1,000	1,320
Progress Energy, Inc. 7.75% 2031	1,920	2,680
Public Service Co. of Colorado 5.80% 2018	7,860	8,274
Public Service Co. of Colorado 2.25% 2022	1,000	981
Public Service Enterprise Group Inc. 2.00% 2021	3,461	3,355
Puget Energy, Inc. 6.50% 2020	5,896	6,608
Puget Energy, Inc. 6.00% 2021	8,286	9,240
Puget Energy, Inc. 5.625% 2022	8,104	8,976
Puget Energy, Inc. 3.65% 2025	3,000	2,979
Sierra Pacific Power Co. 2.60% 2026	262	251
Southern Co. 2.15% 2019	10,675	10,678
Southern Co. 4.40% 2046	5,950	5,708
Tampa Electric Co. 2.60% 2022	4,550	4,485
Teco Finance, Inc. 5.15% 2020	4,871	5,203
Virginia Electric and Power Co. 1.20% 2018	2,700	2,692
Virginia Electric and Power Co. 2.95% 2026	570	557
Virginia Electric and Power Co. 3.50% 2027	1,750	1,789
Virginia Electric and Power Co. 4.45% 2044	8,295	8,784
Xcel Energy Inc. 4.70% 2020	12,750	13,551
Xcel Energy Inc. 2.40% 2021	11,800	11,769
Xcel Energy Inc. 2.60% 2022	1,485	1,480
Xcel Energy Inc. 3.30% 2025	5,850	5,868
Xcel Energy Inc. 4.80% 2041	1,490	1,544
		351,631
Consumer staples 2.72%
Altria Group, Inc. 2.85% 2022	5,000	5,016
Altria Group, Inc. 2.625% 2026	500	474
Altria Group, Inc. 4.50% 2043	3,000	3,054
Altria Group, Inc. 5.375% 2044	6,600	7,554
Altria Group, Inc. 3.875% 2046	2,235	2,076
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Anheuser-Busch InBev NV 2.65% 2021	$5,775	$5,823
Anheuser-Busch InBev NV 3.30% 2023	11,570	11,789
Anheuser-Busch InBev NV 3.65% 2026	7,275	7,369
British American Tobacco International Finance PLC 2.75% 2020[1]	5,550	5,601
British American Tobacco International Finance PLC 3.50% 2022[1]	4,020	4,105
British American Tobacco International Finance PLC 3.95% 2025[1]	5,550	5,683
CVS Health Corp. 1.90% 2018	4,550	4,560
CVS Health Corp. 2.80% 2020	4,550	4,629
CVS Health Corp. 2.125% 2021	11,310	11,104
CVS Health Corp. 3.50% 2022	4,550	4,688
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 6.482% 2023[2,3,4]	17,550	17,524
Imperial Tobacco Finance PLC 2.05% 2018[1]	3,360	3,364
Imperial Tobacco Finance PLC 3.50% 2023[1]	2,835	2,870
Kraft Heinz Co. 3.00% 2026	13,200	12,428
Kraft Heinz Co. 4.375% 2046	3,655	3,429
Kroger Co. 2.00% 2019	4,005	4,014
Kroger Co. 2.60% 2021	9,500	9,503
Kroger Co. 3.50% 2026	2,020	2,029
Molson Coors Brewing Co. 1.90% 2019[1]	5,865	5,864
Molson Coors Brewing Co. 2.25% 2020[1]	5,025	5,029
Molson Coors Brewing Co. 2.10% 2021	2,515	2,461
Molson Coors Brewing Co. 3.00% 2026	5,730	5,459
Molson Coors Brewing Co. 4.20% 2046	5,080	4,775
Mondelez International, Inc. 1.625% 2019[1]	18,600	18,329
Pernod Ricard SA 4.45% 2022[1]	17,870	19,041
Philip Morris International Inc. 2.00% 2020	590	589
Philip Morris International Inc. 2.625% 2022	765	765
Philip Morris International Inc. 4.25% 2044	10,840	10,754
Reynolds American Inc. 2.30% 2018	1,790	1,801
Reynolds American Inc. 3.25% 2020	4,960	5,093
Reynolds American Inc. 3.25% 2022	2,250	2,253
Reynolds American Inc. 4.00% 2022	4,330	4,549
Reynolds American Inc. 4.85% 2023	6,430	6,986
Reynolds American Inc. 4.45% 2025	15,670	16,520
Reynolds American Inc. 5.70% 2035	1,255	1,439
Reynolds American Inc. 6.15% 2043	3,750	4,535
Reynolds American Inc. 5.85% 2045	12,395	14,621
Walgreens Boots Alliance, Inc. 1.75% 2018	10,900	10,916
Walgreens Boots Alliance, Inc. 2.60% 2021	3,890	3,898
Walgreens Boots Alliance, Inc. 3.10% 2023	7,055	7,054
WM. Wrigley Jr. Co 3.375% 2020[1]	12,905	13,353
		304,770
Telecommunication services 2.04%
AT&T Inc. 1.40% 2017	3,615	3,613
AT&T Inc. 3.00% 2022	12,375	12,318
AT&T Inc. 3.80% 2024	32,857	33,258
AT&T Inc. 4.125% 2026	11,800	11,987
AT&T Inc. 4.250% 2027	2,650	2,694
AT&T Inc. 5.45% 2047	833	851
AT&T Inc. 4.50% 2048	330	297
CenturyLink, Inc., Series T, 5.80% 2022	3,500	3,620
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	1,725	1,779
Colorado Buyer Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 4.00% 2024[2,3,4]	3,200	3,225
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Deutsche Telekom International Finance BV 1.50% 2019[1]	$16,100	$15,846
Deutsche Telekom International Finance BV 1.95% 2021[1]	16,100	15,567
Deutsche Telekom International Finance BV 3.60% 2027[1]	1,750	1,746
Digicel Group Ltd. 8.25% 2020[1]	1,800	1,554
France Télécom 9.00% 2031	1,580	2,326
Frontier Communications Corp. 11.00% 2025	300	292
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 9.75% 2020 (100% PIK)[2,3,4,6]	1,103	1,074
Numericable Group SA 6.00% 2022[1]	700	728
Numericable Group SA 7.375% 2026[1]	825	853
Orange SA 2.75% 2019	3,570	3,613
SoftBank Group Corp. 3.36% 2023[1,4]	24,000	24,060
TELUS Corp. 3.70% 2027	1,500	1,505
Verizon Communications Inc. 2.946% 2022[1]	24,900	24,819
Verizon Communications Inc. 5.15% 2023	21,512	23,642
Verizon Communications Inc. 4.125% 2027	6,295	6,416
Verizon Communications Inc. 4.272% 2036	6,788	6,287
Verizon Communications Inc. 4.125% 2046	1,400	1,212
Verizon Communications Inc. 4.522% 2048	23,405	21,389
Wind Acquisition SA 4.75% 2020[1]	1,850	1,889
		228,460
Real estate 1.57%
Alexandria Real Estate Equities, Inc. 2.75% 2020	2,075	2,083
Alexandria Real Estate Equities, Inc. 3.90% 2023	3,690	3,781
Alexandria Real Estate Equities, Inc. 3.95% 2028	4,750	4,747
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	155
American Campus Communities, Inc. 3.35% 2020	2,910	2,959
American Campus Communities, Inc. 3.75% 2023	4,650	4,760
American Campus Communities, Inc. 4.125% 2024	5,350	5,515
American Tower Corp. 3.40% 2019	7,525	7,696
Brandywine Operating Partnership, LP 4.95% 2018	4,875	5,009
Corporate Office Properties LP 5.25% 2024	10	11
Corporate Office Properties LP 5.00% 2025	1,480	1,545
CyrusOne Inc., 5.00% 2024[1]	1,050	1,081
CyrusOne Inc., 5.375% 2027[1]	1,175	1,190
DCT Industrial Trust Inc. 4.50% 2023	2,340	2,455
DDR Corp. 4.25% 2026	1,205	1,200
Developers Diversified Realty Corp. 7.50% 2017	7,475	7,475
Developers Diversified Realty Corp. 4.75% 2018	775	793
Developers Diversified Realty Corp. 7.875% 2020	4,380	5,069
EPR Properties 4.50% 2025	585	585
EPR Properties 4.75% 2026	1,810	1,824
Equinix, Inc. 5.375% 2027	11,310	11,706
Essex Portfolio L.P. 3.25% 2023	335	334
Essex Portfolio L.P. 3.875% 2024	1,000	1,022
Essex Portfolio L.P. 3.375% 2026	1,000	973
Gaming and Leisure Properties, Inc. 4.375% 2021	150	155
Gaming and Leisure Properties, Inc. 5.375% 2026	500	517
Hospitality Properties Trust 6.70% 2018	6,180	6,263
Hospitality Properties Trust 4.25% 2021	4,750	4,939
Hospitality Properties Trust 5.00% 2022	1,370	1,461
Hospitality Properties Trust 4.50% 2023	3,705	3,836
Hospitality Properties Trust 4.50% 2025	1,305	1,312
Hospitality Properties Trust 5.25% 2026	1,000	1,050
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Howard Hughes Corp. 5.375% 2025[1]	$5,700	$5,657
Iron Mountain Inc. 6.00% 2020[1]	1,500	1,575
Kimco Realty Corp. 6.875% 2019	3,500	3,900
Kimco Realty Corp. 3.40% 2022	1,045	1,056
Kimco Realty Corp. 3.80% 2027	1,425	1,419
Omega Healthcare Investors, Inc. 4.375% 2023	900	913
Omega Healthcare Investors, Inc. 5.25% 2026	1,000	1,046
Piedmont Operating Partnership LP 4.45% 2024	1,000	1,021
Prologis, Inc. 3.35% 2021	10,900	11,232
Prologis, Inc. 4.25% 2023	7,410	7,885
Prologis, Inc. 3.75% 2025	5,320	5,446
Scentre Group 2.375% 2019[1]	2,465	2,473
Scentre Group 2.375% 2021[1]	1,130	1,115
Scentre Group 3.50% 2025[1]	4,765	4,767
Select Income REIT 4.15% 2022	10,735	10,844
WEA Finance LLC 2.70% 2019[1]	5,675	5,730
WEA Finance LLC 3.25% 2020[1]	14,375	14,661
WEA Finance LLC 4.75% 2044[1]	600	588
Westfield Corp. Ltd. 3.15% 2022[1]	1,110	1,111
		175,940
Information technology 1.23%
Analog Devices, Inc. 2.50% 2021	6,790	6,732
Analog Devices, Inc. 3.125% 2023	1,450	1,445
Analog Devices, Inc. 3.50% 2026	7,140	7,085
Apple Inc. 1.55% 2021	12,130	11,771
Apple Inc. 3.00% 2024	775	782
Apple Inc. 3.35% 2027	1,950	1,971
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 6.023% 2021[2,3,4]	124	124
Broadcom Ltd. 3.00% 2022[1]	17,150	17,117
Broadcom Ltd. 3.625% 2024[1]	4,225	4,261
Broadcom Ltd. 3.875% 2027[1]	12,360	12,463
Dell Inc. 2.65% 2020	13,400	13,064
First Data Corp. 5.00% 2024[1]	1,000	1,021
Harris Corp. 1.999% 2018	6,400	6,410
Harris Corp. 2.70% 2020	1,400	1,414
Harris Corp. 3.832% 2025	945	963
Harris Corp. 4.854% 2035	5,235	5,608
Harris Corp. 5.054% 2045	440	483
Infor (US), Inc. 5.75% 2020[1]	225	235
Microsoft Corp. 1.85% 2020	250	251
Microsoft Corp. 2.40% 2022	1,980	1,993
Microsoft Corp. 2.875% 2024	5,835	5,876
Microsoft Corp. 3.30% 2027	13,205	13,434
Microsoft Corp. 4.25% 2047	14,250	14,639
NXP BV and NXP Funding LLC 4.125% 2021[1]	2,000	2,080
Oracle Corp. 1.90% 2021	500	492
Oracle Corp. 2.65% 2026	500	477
Oracle Corp. 4.125% 2045	2,525	2,462
Oracle Corp. 4.00% 2046	550	526
Symantec Corp 5.00% 2025[1]	225	230
Western Digital Corp. 7.375% 2023[1]	175	192
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Western Digital Corp. 10.50% 2024	$600	$708
Xerox Corp. 3.50% 2020	2,000	2,036
		138,345
Industrials 1.04%
AerCap Holdings NV 2.75% 2017	150	150
Air Lease Corp. 2.125% 2020	2,200	2,185
European Aeronautic Defence and Space Company 2.70% 2023[1]	2,220	2,213
Allison Transmission Holdings, Inc. 5.00% 2024[1]	150	152
ARAMARK Corp. 5.125% 2024	1,200	1,262
BNSF Funding Trust I 6.613% 2055	1,680	1,936
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[1]	375	391
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	350	365
Canadian National Railway Co. 5.55% 2018	5,000	5,220
Caterpillar Inc. 2.10% 2020	30,650	30,664
CEVA Group PLC 7.00% 2021[1]	775	696
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 6.50% 2021[2,3,4]	853	755
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 6.539% 2021[2,3,4]	151	133
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 6.539% 2021[2,3,4]	873	772
CEVA Logistics U.S. Holdings Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.539% 2021[2,3,4]	1,204	1,065
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[4]	57	59
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	110	111
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	320	340
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[4]	0	—
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022[4]	112	119
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[4]	1,119	1,195
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[4]	567	621
Corporate Risk Holdings LLC 9.50% 2019[1]	1,804	1,917
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[1,6,7,8]	427	465
Deck Chassis Acquisition Inc. 10.00% 2023[1]	1,000	1,073
ERAC USA Finance Co. 4.20% 2046[1]	750	685
FedEx Corp. 4.40% 2047	1,000	977
Gates Global LLC, Term Loan B, (3-month USD-LIBOR + 3.25%) 4.397% 2021[2,3,4]	1	1
General Electric Capital Corp. 2.342% 2020	4,788	4,809
General Electric Capital Corp. 3.10% 2023	1,850	1,903
General Electric Capital Corp. 3.373% 2025	4,815	4,947
General Electric Co. 2.70% 2022	5,000	5,042
Honeywell International Inc. 2.50% 2026	1,625	1,539
Lockheed Martin Corp. 2.50% 2020	3,155	3,179
Lockheed Martin Corp. 3.10% 2023	1,475	1,497
Lockheed Martin Corp. 3.55% 2026	3,325	3,381
Lockheed Martin Corp. 4.50% 2036	2,155	2,295
Lockheed Martin Corp. 4.70% 2046	6,170	6,708
LSC Communications, Inc. 8.75% 2023[1]	200	206
Republic Services, Inc. 5.00% 2020	5,000	5,403
Rockwell Collins, Inc. 2.80% 2022	245	246
Roper Technologies, Inc. 2.80% 2021	450	451
Roper Technologies, Inc. 3.80% 2026	1,250	1,258
Siemens AG 2.15% 2020[1]	4,500	4,501
Siemens AG 2.90% 2022[1]	4,500	4,537
Siemens AG 2.35% 2026[1]	1,000	930
Snap-on Inc. 3.25% 2027	1,100	1,113
TransDigm Inc. 5.50% 2020	675	679
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
United Rentals, Inc. 5.50% 2027	$5,000	$5,063
Watco Companies 6.375% 2023[1]	1,505	1,535
		116,744
Materials 0.40%
ArcelorMittal 7.50% 2041	2,500	2,806
Ball Corp. 4.375% 2020	300	315
BHP Billiton Finance Ltd. 6.25% 2075[1]	5,265	5,714
Chemours Co. 6.625% 2023	950	1,012
Ecolab Inc. 3.70% 2046	230	209
FMG Resources 9.75% 2022[1]	2,465	2,838
Holcim Ltd. 5.15% 2023[1]	1,760	1,933
LYB International Finance BV 3.50% 2027	685	674
Olin Corp. 5.125% 2027	6,175	6,295
Owens-Illinois, Inc. 5.875% 2023[1]	710	753
Owens-Illinois, Inc. 6.375% 2025[1]	290	310
Potash Corp. of Saskatchewan Inc. 4.00% 2026	1,500	1,538
Rayonier Advanced Materials Inc. 5.50% 2024[1]	1,360	1,231
Vale Overseas Ltd. 5.875% 2021	13,500	14,501
Vale Overseas Ltd. 6.25% 2026	4,235	4,611
		44,740
Total corporate bonds & notes		4,029,390
U.S. Treasury bonds & notes 30.24% U.S. Treasury 27.48%
U.S. Treasury 1.25% 2018	150,000	150,081
U.S. Treasury 0.75% 2019	1,995	1,967
U.S. Treasury 0.875% 2019	285	282
U.S. Treasury 1.00% 2019	1,489	1,474
U.S. Treasury 1.125% 2019	8,500	8,481
U.S. Treasury 1.375% 2020	200,000	199,532
U.S. Treasury 1.625% 2020	723,498	726,153
U.S. Treasury 2.00% 2020	17,000	17,176
U.S. Treasury 8.75% 2020	40,000	49,334
U.S. Treasury 1.25% 2021	37,700	36,650
U.S. Treasury 1.375% 2021[9]	70,000	68,767
U.S. Treasury 1.75% 2021	81,400	80,881
U.S. Treasury 2.00% 2021	225	226
U.S. Treasury 3.625% 2021	7,500	8,031
U.S. Treasury 1.875% 2022	14,053	14,019
U.S. Treasury 1.875% 2022	635	634
U.S. Treasury 2.00% 2022	222,750	221,950
U.S. Treasury 2.125% 2022	150,000	151,048
U.S. Treasury 1.25% 2023	50,000	47,334
U.S. Treasury 1.625% 2023	147,500	143,196
U.S. Treasury 2.25% 2023	115,000	115,422
U.S. Treasury 2.125% 2024	260,000	258,630
U.S. Treasury 2.125% 2024	25,000	24,858
U.S. Treasury 2.25% 2024	80,000	80,259
U.S. Treasury 2.25% 2027	165,372	163,305
U.S. Treasury 6.125% 2027	25,000	33,650
U.S. Treasury 2.875% 2045	413	401
U.S. Treasury 3.00% 2045	60,000	59,635
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Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2046	$55,000	$49,252
U.S. Treasury 2.875% 2046	240,917	233,786
U.S. Treasury 3.00% 2047	136,185	135,711
		3,082,125
U.S. Treasury inflation-protected securities 2.76%
U.S. Treasury Inflation-Protected Security 0.375% 2025[10]	52,241	52,442
U.S. Treasury Inflation-Protected Security 0.125% 2026[10]	30,387	29,691
U.S. Treasury Inflation-Protected Security 2.00% 2026[10]	37,004	42,052
U.S. Treasury Inflation-Protected Security 0.375% 2027[10]	60,307	60,124
U.S. Treasury Inflation-Protected Security 2.125% 2041[10]	6,951	8,833
U.S. Treasury Inflation-Protected Security 1.00% 2046[10]	64,986	66,097
U.S. Treasury Inflation-Protected Security 0.875% 2047[10]	51,165	50,481
		309,720
Total U.S. Treasury bonds & notes		3,391,845
Mortgage-backed obligations 20.31% Federal agency mortgage-backed obligations 19.15%
Fannie Mae 5.50% 2023[4]	872	919
Fannie Mae 4.50% 2025[4]	495	518
Fannie Mae 6.00% 2026[4]	363	410
Fannie Mae 5.50% 2027[4]	222	246
Fannie Mae 6.00% 2027[4]	582	658
Fannie Mae 2.50% 2032[4,11]	15,500	15,487
Fannie Mae 4.00% 2036[4]	699	742
Fannie Mae Pool #924866 2.765% 2037[2,4]	1,175	1,224
Fannie Mae 3.00% 2037[4]	91,849	92,974
Fannie Mae 6.00% 2037[4]	1,460	1,651
Fannie Mae 6.00% 2037[4]	143	156
Fannie Mae 5.50% 2038[4]	3,528	3,936
Fannie Mae 5.50% 2038[4]	515	576
Fannie Mae 4.00% 2040[4]	1,668	1,757
Fannie Mae 5.00% 2040[4]	557	611
Fannie Mae 5.00% 2041[4]	4,579	5,018
Fannie Mae 5.00% 2041[4]	4,472	4,895
Fannie Mae 5.00% 2041[4]	2,672	2,980
Fannie Mae 5.00% 2041[4]	1,882	2,097
Fannie Mae 5.00% 2041[4]	1,411	1,574
Fannie Mae 5.00% 2041[4]	966	1,080
Fannie Mae 4.00% 2043[4]	17,309	18,232
Fannie Mae 4.00% 2043[4]	2,233	2,345
Fannie Mae 3.00% 2046[4]	113,555	112,728
Fannie Mae 3.50% 2046[4]	32,056	32,924
Fannie Mae 3.50% 2046[4]	2,852	2,932
Fannie Mae 4.00% 2046[4]	57,839	60,720
Fannie Mae 4.00% 2046[4]	52,248	54,851
Fannie Mae 4.00% 2046[4]	22,266	23,373
Fannie Mae 4.00% 2046[4]	17,584	18,549
Fannie Mae 4.00% 2046[4]	14,648	15,382
Fannie Mae 4.00% 2046[4]	4,608	4,856
Fannie Mae 4.50% 2046[4]	48,884	52,559
Fannie Mae 4.50% 2046[4]	27,734	29,819
Fannie Mae 4.50% 2047[4,11]	58,800	62,962
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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2001-4, Class GA, 9.331% 2025[2,4]	$6	$7
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[4]	33	39
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[4]	21	24
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[4]	39	46
Fannie Mae, Series 2002-W1, Class 2A, 6.134% 2042[2,4]	47	54
Freddie Mac 5.50% 2033[4]	189	211
Freddie Mac 3.00% 2035[4]	56,204	57,022
Freddie Mac 3.50% 2036[4]	42,134	43,742
Freddie Mac 3.50% 2036[4]	3,576	3,713
Freddie Mac 4.00% 2036[4]	925	982
Freddie Mac 5.50% 2038[4]	199	221
Freddie Mac 5.50% 2038[4]	152	169
Freddie Mac 5.50% 2039[4]	288	320
Freddie Mac 4.50% 2040[4]	562	603
Freddie Mac 5.50% 2040[4]	1,110	1,232
Freddie Mac 4.50% 2041[4]	701	755
Freddie Mac 5.50% 2041[4]	1,564	1,735
Freddie Mac 3.50% 2045[4]	44,020	45,406
Freddie Mac 3.50% 2046[4]	110,010	112,633
Freddie Mac 3.50% 2046[4]	26,578	27,211
Freddie Mac 3.50% 2046[4]	8,542	8,770
Freddie Mac 4.00% 2046[4]	45,773	48,074
Freddie Mac 4.00% 2046[4]	42,722	44,869
Freddie Mac 4.00% 2046[4]	4,580	4,810
Freddie Mac 3.00% 2047[4,11]	131,109	129,654
Freddie Mac 3.50% 2047[4,11]	272,000	277,652
Freddie Mac 3.50% 2047[4,11]	33,200	33,959
Freddie Mac 4.00% 2047[4,11]	202,000	210,972
Freddie Mac 4.00% 2047[4,11]	100,000	104,680
Freddie Mac, Series 3061, Class PN, 5.50% 2035[4]	186	208
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[4]	414	362
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[4]	358	311
Freddie Mac, Series 3318, Class JT, 5.50% 2037[4]	512	554
Government National Mortgage Assn. 4.50% 2040[4]	1,487	1,605
Government National Mortgage Assn. 4.50% 2045[4]	21,298	22,768
Government National Mortgage Assn. 4.50% 2045[4]	21,079	22,533
Government National Mortgage Assn. 4.50% 2045[4]	19,014	20,326
Government National Mortgage Assn. 4.50% 2045[4]	7,544	8,064
Government National Mortgage Assn. 4.50% 2045[4]	2,140	2,287
Government National Mortgage Assn. 4.00% 2047[4,11]	109,600	115,566
Government National Mortgage Assn. 4.00% 2047[4,11]	55,000	57,874
Government National Mortgage Assn. 4.50% 2047[4,11]	35,585	38,002
Government National Mortgage Assn. 4.50% 2047[4]	29,285	31,336
Government National Mortgage Assn. 4.50% 2047[4,11]	22,390	23,870
Government National Mortgage Assn. 4.50% 2047[4]	9,894	10,587
		2,147,559
Commercial mortgage-backed securities 0.73%
Banc of America Commercial Mortgage Inc., Series 2007-4, Class AM, 5.961% 2051[2,4]	3,020	3,049
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A4, 6.231% 2051[2,4]	2,758	2,801
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.694% 2050[2,4]	1,372	1,382
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 2050[2,4]	2,380	2,429
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AM, 6.127% 2049[2,4]	5,000	5,101
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class AM, 5.615% 2049[2,4]	2,221	2,230
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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.867% 2049[2,4]	$12,610	$12,760
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A4, 5.829% 2049[2,4]	5,880	5,875
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716% 2051[4]	4,243	4,303
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A1A, 5.85% 2051[2,4]	1,391	1,400
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[1,4]	669	705
LB Commercial Mortgage Trust, Series 2007-C3, Class A1A, multifamily 6.007% 2044[2,4]	806	809
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class AM, 5.493% 2040[2,4]	1,158	1,159
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[2,4]	13,725	13,905
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.167% 2045[2,4]	2,110	2,157
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 5.841% 2050[2,4]	1,459	1,462
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 5.861% 2049[2,4]	4,341	4,360
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.790% 2050[2,4]	611	611
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A1A, 5.791% 2042[2,4]	227	228
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AM, 5.406% 2044[4]	1,123	1,121
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4, 5.942% 2049[2,4]	5,761	5,798
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, 5.591% 2047[2,4]	7,650	7,700
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.760% 2049[2,4]	921	920
		82,265
Collateralized mortgage-backed (privately originated) 0.24%
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 2058[1,2,4]	7,715	7,692
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[1,2,4]	18,481	18,508
		26,200
Other mortgage-backed securities 0.19%
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[4]	6,875	7,124
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[4]	4,500	4,521
Freddie Mac, Series K718, Class A2, multifamily 2.791% 2022[4]	9,640	9,861
		21,506
Total mortgage-backed obligations		2,277,530
Bonds & notes of governments & government agencies outside the U.S. 5.15%
Brazil (Federal Republic of) Global 6.00% 2026	23,500	25,603
Brazil (Federal Republic of) Global 5.00% 2045	10,800	9,666
Dominican Republic 5.95% 2027[1]	8,100	8,292
Germany (Federal Republic of) 0.10% 2026[10]	€25,254	29,738
Hungary 4.00% 2019	$1,000	1,039
Indonesia (Republic of) 3.70% 2022[1]	6,315	6,452
Japan, Series 19, 0.10% 2024[10]	¥5,312,930	50,108
Japan, Series 20, 0.10% 2025[10]	11,205,000	105,931
Kuwait (State of) 3.50% 2027[1]	$15,800	15,989
Malaysia (Federation of), Series 0315, 3.659% 2020	MYR49,000	11,046
Malaysia (Federation of), Series 0416, 3.62% 2021	42,750	9,559
Manitoba (Province of) 3.05% 2024	$5,050	5,160
Ontario (Province of) 3.20% 2024	9,000	9,289
Peru (Republic of) 4.125% 2027	9,540	10,303
Portuguese Government 3.85% 2021	€20,000	23,284
Saudi Arabia (Kingdom of) 3.25% 2026[1]	$10,000	9,735
Turkey (Republic of) 5.625% 2021	11,400	11,926
Turkey (Republic of) 3.25% 2023	10,000	9,191
United Mexican States 3.60% 2025	12,000	12,000
United Mexican States 6.05% 2040	3,990	4,574
United Mexican States 5.55% 2045	4,030	4,368
American Funds Insurance Series — Bond Fund — Page 114 of 191

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Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States 4.00% 2046[10]	MXN143,204	$8,196
United Mexican States 4.35% 2047	$5,000	4,613
United Mexican States, Series M, 6.50% 2021	MXN3,132,700	165,392
United Mexican States, Series M, 5.75% 2026	527,500	25,817
		577,271
Asset-backed obligations 3.11%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[4]	$15,895	15,908
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87% 2021[4]	175	177
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[4]	5,970	5,998
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[4]	800	808
Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[4]	8,401	8,409
Capital One Multi-Asset Execution Trust, Series 2007-A7, Class A7, 5.75% 2020[4]	16,010	16,330
Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5, 1.60% 2021[4]	11,585	11,597
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 2023[4]	1,293	1,363
Chase Issuance Trust, Series 2016-A7, Class A, 1.06% 2019[4]	24,050	24,032
Chase Issuance Trust, Series 2013-A7, Class A, (1-month USD-LIBOR + 0.43%) 1.342% 2020[2,4]	9,565	9,607
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class B, 2.07% 2021[1,4]	2,500	2,505
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, (1-month USD-LIBOR + 1.15%) 2.127% 2020[2,4]	10,870	10,965
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[1,4]	7,100	7,212
Discover Card Execution Note Trust, Series 2015-A1, Class A1, (1-month USD-LIBOR + 0.35%) 1.262% 2020[2,4]	7,980	7,999
Drive Auto Receivables Trust, Series 2015-DA, Class B, 2.59% 2019[1,4]	1,361	1,364
Drive Auto Receivables Trust, Series 2017-AA, Class A3, 1.77% 2020[1,4]	9,690	9,692
Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.61% 2021[1,4]	19,400	19,397
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 2021[1,4]	7,270	7,308
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[1,4]	4,800	4,838
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 2021[1,4]	2,500	2,532
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[1,4]	3,500	3,540
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[1,4]	10,000	10,170
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[1,4]	9,760	9,830
Drivetime Auto Owner Trust, Series 2017-1A, Class B, 2.26% 2021[1,4]	4,100	4,095
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 2022[1,4]	6,625	6,623
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[1,4]	2,650	2,672
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[1,4]	12,175	12,192
Exeter Automobile Receivables Trust, Series 2015-1A, Class C, 4.10% 2020[1,4]	7,500	7,689
Exeter Automobile Receivables Trust, Series 2015-2A, Class C, 3.90% 2021[1,4]	3,000	3,051
Exeter Automobile Receivables Trust, Series 2015-3A, Class C, 4.83% 2021[1,4]	1,000	1,032
Exeter Automobile Receivables Trust, Series 2014-1A, Class D, 5.53% 2021[1,4]	3,500	3,617
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class B, 1.75% 2021[4]	1,620	1,602
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A1, 1.95% 2021[4]	5,500	5,501
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A1, 2.22% 2022[1,4]	7,365	7,382
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 2019[1,4]	11,000	10,968
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,4]	7,974	7,965
Home Equity Mortgage Trust, Series 2006-6, Class 2A1, (1-month USD-LIBOR + 0.10%) 1.182% 2037[2,4]	1,384	139
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 2019[4]	1,849	1,854
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 2020[4]	2,500	2,504
Santander Drive Auto Receivables Trust, Series 2015-4, Class B, 2.26% 2020[4]	2,750	2,762
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47% 2020[4]	4,000	4,036
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[4]	1,060	1,066
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[4]	1,550	1,567
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[4]	805	811
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[4]	3,035	3,076
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 2022[4]	1,200	1,202
American Funds Insurance Series — Bond Fund — Page 115 of 191

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[4]	$9,435	$9,439
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[4]	7,625	7,721
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 2033[1,4]	3,436	3,431
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 2038[1,4]	1,124	1,087
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[1,4]	635	643
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[1,4]	975	970
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[1,4]	32,080	32,197
Verizon Owner Trust, Series 2017-1A, Class B, 2.45% 2021[1,4]	2,000	2,013
Verizon Owner Trust, Series 2017-1A, Class C, 2.65% 2021[1,4]	2,500	2,506
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 2022[1,4]	3,000	3,008
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[1,4]	425	425
		348,427
Municipals 1.14%
State of California, Various Purpose G.O. Bonds, 7.50% 2034	2,200	3,119
State of California, Various Purpose G.O. Bonds, 7.35% 2039	3,260	4,616
State of California, Various Purpose G.O. Bonds, 7.60% 2040	10,000	14,958
State of California, Various Purpose G.O. Bonds, 7.625% 2040	2,900	4,245
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 2.203% 2018	8,000	8,038
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	15,000	15,410
State of Illinois, G.O. Bonds, Series 2013-B, 3.65% 2020	1,000	989
State of Illinois, G.O. Bonds, Series 2013-B, 4.11% 2022	750	727
State of Illinois, G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,061
State of Illinois, G.O. Bonds, Pension Funding Series 2013, 5.877% 2019	400	421
State of Illinois, G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	9,290	9,482
State of Illinois, G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[4]	50,885	46,519
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.547% 2019	335	349
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	400	418
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	250	260
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	375	392
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	250	260
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	725	758
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	750	790
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	3,110	3,174
State of New Jersey, Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	2,500	2,561
Territory of Puerto Rico, Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, National insured, 0% 2041	36,750	8,998
		128,545
Federal agency bonds & notes 0.23%
CoBank, ACB (3-month USD-LIBOR + 0.60%) 1.731% 2022[1,2]	14,990	14,482
Fannie Mae 2.125% 2026	12,410	11,887
		26,369
Total bonds, notes & other debt instruments (cost: $10,769,460,000)		10,779,377
Common stocks 0.02% Information technology 0.01%	Shares
Corporate Risk Holdings I, Inc.[7,8,12]	70,193	945
Corporate Risk Holdings Corp.[7,8,12]	355	—
		945
American Funds Insurance Series — Bond Fund — Page 116 of 191

unaudited
Common stocks Consumer discretionary 0.00%	Shares	Value (000)
Adelphia Recovery Trust, Series ACC-1[7,8,12]	2,409,545	$2
Miscellaneous 0.01%
Other common stocks in initial period of acquisition		1,019
Total common stocks (cost: $1,644,000)		1,966
Rights & warrants 0.00% Utilities 0.00%
Vistra Energy Corp., rights[1,7,11,12]	62,508	72
Total rights & warrants (cost: $100,000)		72
Short-term securities 11.37%	Principal amount (000)
Army and Air Force Exchange Service 0.88% due 4/7/2017[1]	$43,000	42,993
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.88% due 4/7/2017	13,200	13,198
BNP Paribas, New York Branch 1.21% due 4/5/2017	25,000	24,997
BPCE 1.22% due 4/6/2017[1]	25,000	24,996
CAFCO, LLC 0.93% due 4/18/2017[1]	50,000	49,979
Coca-Cola Co. 0.93% due 6/21/2017[1]	50,000	49,897
Danske Corp. 1.23% due 4/25/2017[1]	50,000	49,961
Eli Lilly and Co. 0.73% due 4/6/2017[1]	50,000	49,993
Federal Home Loan Bank 0.53%–0.80% due 4/3/2017–7/26/2017	526,600	526,015
Freddie Mac 0.83% due 8/7/2017	50,000	49,856
Johnson & Johnson 0.84% due 5/23/2017[1]	25,000	24,969
Merck & Co. Inc. 0.81% due 4/18/2017[1]	50,000	49,980
National Rural Utilities Cooperative Finance Corp. 0.95% due 4/21/2017	29,000	28,985
Svenska Handelsbanken Inc. 1.08% due 4/24/2017[1]	6,400	6,397
U.S. Treasury Bills 0.50%–0.75% due 4/13/2017–7/13/2017	195,700	195,462
Wal-Mart Stores, Inc. 0.81% due 4/11/2017–4/12/2017[1]	80,000	79,980
Wells Fargo Bank, N.A. 1.09% due 4/24/2017	7,700	7,701
Total short-term securities (cost: $1,275,428,000)		1,275,359
Total investment securities 107.50% (cost: $12,046,632,000)		12,056,774
Other assets less liabilities (7.50)%		(841,651)
Net assets 100.00%		$11,215,123
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Bond Fund — Page 117 of 191

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)[13]	Value at 3/31/2017 (000)[14]	Unrealized appreciation (depreciation) at 3/31/2017 (000)
10 Year U.S. Treasury Note Futures	Long	1,244	June 2017	$124,400	$154,956	$232
10 Year Ultra U.S. Treasury Note Futures	Short	40	June 2017	(4,000)	(5,356)	(86)
2 Year U.S. Treasury Note Futures	Long	18,095	July 2017	3,619,000	3,916,719	2,571
5 Year U.S. Treasury Note Futures	Long	2,141	July 2017	214,100	252,053	1,396
						$4,113
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2017 (000)
Purchases (000)	Sales (000)
USD60,647	MXN1,200,000	JPMorgan Chase	4/7/2017	$(3,376)
USD61,648	MXN1,220,000	Bank of America, N.A.	4/7/2017	(3,443)
USD12,652	MXN252,000	Barclays Bank PLC	4/12/2017	(783)
USD51,862	EUR48,800	Citibank	4/13/2017	(228)
USD17,770	EUR16,750	Citibank	4/21/2017	(116)
USD43,278	JPY4,925,000	JPMorgan Chase	4/21/2017	(997)
USD64,136	JPY7,300,000	HSBC Bank	4/21/2017	(1,489)
USD57,707	AUD75,000	JPMorgan Chase	4/26/2017	434
USD61,408	MXN1,200,000	JPMorgan Chase	4/27/2017	(2,420)
USD13,078	JPY1,445,000	Bank of America, N.A.	5/10/2017	78
USD30,932	JPY3,430,000	UBS AG	5/10/2017	74
				$(12,266)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2017 (000)
3-month USD-LIBOR	0.765%	10/27/2017	$27,500	$77	$—	$77
1.669%	3-month USD-LIBOR	10/28/2019	112,000	(171)	—	(171)
1.6915%	3-month USD-LIBOR	6/3/2020	1,600	(7)	—	(7)
1.628%	3-month USD-LIBOR	8/24/2020	7,000	(55)	—	(55)
1.7345%	3-month USD-LIBOR	12/31/2020	120,000	(784)	—	(784)
1.2415%	3-month USD-LIBOR	3/4/2021	237,000	(6,254)	—	(6,254)
1.157%	3-month USD-LIBOR	5/12/2021	5,000	(159)	—	(159)
3-month USD-LIBOR	2.1305%	7/17/2022	100,000	(232)	—	(232)
1.9375%	3-month USD-LIBOR	12/18/2022	150,000	(1,529)	—	(1,529)
3-month USD-LIBOR	2.701%	6/9/2024	60,000	(1,881)	—	(1,881)
3-month USD-LIBOR	2.6815%	9/24/2024	1,600	(48)	—	(48)
3-month USD-LIBOR	2.54%	10/3/2024	400	(8)	—	(8)
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(985)	—	(985)
3-month USD-LIBOR	2.342%	10/21/2024	$290	(2)	—	(2)
3-month USD-LIBOR	2.326%	10/22/2024	800	(4)	—	(4)
3-month USD-LIBOR	2.372%	10/24/2024	1,150	(9)	—	(9)
American Funds Insurance Series — Bond Fund — Page 118 of 191

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2017 (000)
3-month USD-LIBOR	2.438%	11/19/2024	$2,750	$(34)	$—	$(34)
3-month USD-LIBOR	2.4585%	11/24/2024	23,000	(317)	—	(317)
3-month USD-LIBOR	2.4295%	11/25/2024	800	(9)	—	(9)
3-month USD-LIBOR	2.353%	12/8/2024	700	(4)	—	(4)
3-month USD-LIBOR	2.2845%	12/12/2024	330	—[15]	—	—[15]
3-month USD-LIBOR	1.8185%	1/20/2025	900	30	—	30
3-month USD-LIBOR	1.9365%	1/22/2025	1,500	37	—	37
3-month USD-LIBOR	2.192%	3/18/2025	1,850	13	—	13
3-month USD-LIBOR	2.0475%	3/23/2025	450	8	—	8
3-month USD-LIBOR	2.3175%	5/8/2025	1,500	(3)	—	(3)
3-month USD-LIBOR	2.339%	5/13/2025	375	(1)	—	(1)
3-month USD-LIBOR	2.351%	5/15/2025	590	(3)	—	(3)
3-month USD-LIBOR	2.287%	5/20/2025	500	—[15]	—	—[15]
3-month USD-LIBOR	2.227%	5/28/2025	260	1	—	1
3-month USD-LIBOR	2.2125%	5/29/2025	465	3	—	3
3-month USD-LIBOR	2.451%	6/5/2025	650	(8)	—	(8)
3-month USD-LIBOR	2.46%	6/10/2025	2,536	(31)	—	(31)
3-month USD-LIBOR	2.455%	6/24/2025	235	(3)	—	(3)
3-month USD-LIBOR	2.428%	7/2/2025	2,000	(20)	—	(20)
3-month USD-LIBOR	2.397%	7/13/2025	900	(7)	—	(7)
3-month USD-LIBOR	2.535%	7/15/2025	800	(14)	—	(14)
3-month USD-LIBOR	2.4615%	7/22/2025	1,300	(16)	—	(16)
3-month USD-LIBOR	2.312%	7/29/2025	1,000	(1)	—	(1)
3-month USD-LIBOR	2.331%	7/30/2025	435	(1)	—	(1)
3-month USD-LIBOR	2.228%	9/4/2025	12,000	77	—	77
3-month USD-LIBOR	2.2135%	9/4/2025	5,000	38	—	38
6-month JPY-LIBOR	0.282%	2/2/2026	¥5,500,000	(244)	—	(244)
3-month USD-LIBOR	1.6705%	3/4/2026	$248,000	13,514	—	13,514
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000	1,267	—	1,267
3-month USD-LIBOR	1.5925%	5/9/2026	$1,000	63	—	63
3-month USD-LIBOR	1.595%	5/12/2026	8,500	532	—	532
3-month USD-LIBOR	1.592%	5/12/2026	4,000	251	—	251
3.0865%	3-month USD-LIBOR	8/18/2034	2,250	161	—	161
2.913%	3-month USD-LIBOR	11/24/2034	10,000	465	—	465
2.844%	3-month USD-LIBOR	6/11/2035	3,250	117	—	117
2.9535%	3-month USD-LIBOR	6/30/2035	2,500	132	—	132
2.773%	3-month USD-LIBOR	7/13/2035	500	13	—	13
2.589%	3-month USD-LIBOR	9/4/2035	3,100	(9)	—	(9)
3-month USD-LIBOR	3.0515%	11/14/2044	1,000	(82)	—	(82)
3-month USD-LIBOR	2.925%	12/3/2044	1,230	(69)	—	(69)
3-month USD-LIBOR	2.6695%	12/19/2044	200	(1)	—	(1)
3-month USD-LIBOR	2.5755%	3/5/2045	1,470	23	—	23
2.377%	3-month USD-LIBOR	4/29/2045	1,910	(109)	—	(109)
3-month USD-LIBOR	2.757%	5/8/2045	1,500	(33)	—	(33)
3-month USD-LIBOR	2.6095%	1/7/2046	5,500	51	—	51
6-month JPY-LIBOR	0.58295%	3/23/2046	¥2,000,000	1,284	—	1,284
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	(992)	—	(992)
3-month USD-LIBOR	2.1155%	5/13/2046	$4,000	460	—	460
U.S. EFFR	1.384%	7/29/2046	17,000	3,204	—	3,204
					$—	$7,682
American Funds Insurance Series — Bond Fund — Page 119 of 191

unaudited
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,601,196,000, which represented 14.28% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $30,328,000, which represented .27% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,484,000, which represented .01% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	A portion of this security was pledged as collateral. The total value of pledged collateral was $42,474,000, which represented .38% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Purchased on a TBA basis.
[12]	Security did not produce income during the last 12 months.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.
[15]	Amount less than one thousand.

Key to abbreviations and symbols
AUD = Australian dollars	JPY/¥ = Japanese yen
Auth. = Authority	LIBOR = London Interbank Offered Rate
Dev. = Development	LOC = Letter of Credit
Econ. = Economic	MXN = Mexican pesos
EFFR = Effective Federal Funds Rate	MYR = Malaysian ringgits
EUR/€ = Euros	Redev. = Redevelopment
EURIBOR = Euro Interbank Offered Rate	Ref. = Refunding
Facs. = Facilities	Rev. = Revenue
Fin. = Finance	TBA = To-be-announced
Fncg. = Financing	USD/$ = U.S. dollars
G.O. = General Obligation
American Funds Insurance Series — Bond Fund — Page 120 of 191

Global Bond Fund
Investment portfolio
March 31, 2017
unaudited
Bonds, notes & other debt instruments 95.46% Japanese yen 9.82%	Principal amount (000)	Value (000)
Japan, Series 128, 0.10% 2021	¥875,000	$7,941
Japan, Series 326, 0.70% 2022	1,935,000	18,183
Japan, Series 325, 0.80% 2022	1,370,000	12,917
Japan, Series 329, 0.80% 2023	1,145,000	10,852
Japan, Series 18, 0.10% 2024[1]	4,685,870	43,942
Japan, Series 19, 0.10% 2024[1]	2,658,950	25,078
Japan, Series 337, 0.30% 2024	790,000	7,270
Japan, Series 336, 0.50% 2024	800,000	7,474
Japan, Series 20, 0.10% 2025[1]	527,880	4,991
Japan, Series 344, 0.10% 2026	1,355,000	12,234
Japan, Series 21, 0.10% 2026[1]	970,535	9,202
Japan, Series 116, 2.20% 2030	1,735,000	19,522
Japan, Series 145, 1.70% 2033	2,005,000	21,640
Japan, Series 21, 2.30% 2035	720,000	8,448
Japan, Series 42, 1.70% 2044	585,000	6,418
Japan, Series 53, 0.60% 2046	1,400,000	11,813
		227,925
Euros 8.83%
Allianz SE, 4.75% 2049	€3,000	3,615
Assicurazioni Generali SPA 7.75% 2042	1,100	1,420
Aviva PLC 6.125% 2043	3,000	3,790
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024	3,700	4,150
Barclays Bank PLC 4.00% 2019[2]	1,450	1,710
Barclays Bank PLC 6.00% 2021	1,000	1,247
Barclays Bank PLC 6.625% 2022	1,070	1,417
Belgium (Kingdom of), Series 77, 1.00% 2026	12,900	14,177
BNP Paribas 2.875% 2026	3,425	3,806
BPCE SA group 4.625% 2023	1,200	1,493
CaixaBank, SA 5.00% 2023	2,300	2,609
Canada 3.50% 2020	2,500	2,951
Croatia (Republic of) 3.00% 2025	3,500	3,806
Deutsche Telekom International Finance BV 7.50% 2033	200	366
French Republic O.A.T. 1.75% 2024	4,100	4,755
French Republic O.A.T. 3.25% 2045	1,200	1,633
Germany (Federal Republic of) 0.10% 2023[1]	1,401	1,626
Germany (Federal Republic of) 0.50% 2026	13,000	14,284
Germany (Federal Republic of) 6.25% 2030	1,800	3,291
Germany (Federal Republic of) 4.75% 2040	200	383
Germany (Federal Republic of) 2.50% 2046	22,520	32,378
Greece (Hellenic Republic of) 3.00% 2023[3]	150	133
Greece (Hellenic Republic of) 3.00% 2024[3]	150	130
Greece (Hellenic Republic of) 3.00% 2025[3]	150	129
Greece (Hellenic Republic of) 3.00% 2026[3]	150	126
Greece (Hellenic Republic of) 3.00% 2027[3]	150	126
Greece (Hellenic Republic of) 3.00% 2028[3]	150	121
American Funds Insurance Series — Global Bond Fund — Page 121 of 191

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Bonds, notes & other debt instruments Euros (continued)	Principal amount (000)	Value (000)
Greece (Hellenic Republic of) 3.00% 2029[3]	€150	$117
Greece (Hellenic Republic of) 3.00% 2030[3]	150	115
Greece (Hellenic Republic of) 3.00% 2031[3]	150	113
Greece (Hellenic Republic of) 3.00% 2032[3]	150	112
Greece (Hellenic Republic of) 3.00% 2033[3]	150	110
Greece (Hellenic Republic of) 3.00% 2034[3]	150	109
Greece (Hellenic Republic of) 3.00% 2035[3]	150	107
Greece (Hellenic Republic of) 3.00% 2036[3]	150	106
Greece (Hellenic Republic of) 3.00% 2037[3]	150	106
Greece (Hellenic Republic of) 3.00% 2038[3]	150	106
Greece (Hellenic Republic of) 3.00% 2039[3]	150	106
Greece (Hellenic Republic of) 3.00% 2040[3]	150	106
Greece (Hellenic Republic of) 3.00% 2041[3]	150	106
Greece (Hellenic Republic of) 3.00% 2042[3]	150	105
HSBC Holdings PLC 3.375% 2024	1,700	1,905
Hungary 6.00% 2019	1,200	1,420
Hungary 3.875% 2020	1,000	1,181
Imperial Tobacco Finance PLC 5.00% 2019	2,800	3,372
Intesa Sanpaolo SpA 6.625% 2023	3,610	4,563
Ireland (Republic of) 3.90% 2023	5,250	6,808
Ireland (Republic of) 3.40% 2024	6,110	7,810
Ireland (Republic of) 2.40% 2030	5,365	6,394
Ireland (Republic of) 2.00% 2045	2,000	2,104
Italy (Republic of) 1.45% 2022	6,675	7,225
Italy (Republic of) 0.95% 2023	4,550	4,757
Italy (Republic of) 4.75% 2023	2,900	3,713
Italy (Republic of) 4.50% 2024	2,500	3,154
Lloyds Banking Group PLC 6.50% 2020	2,290	2,863
Merrill Lynch & Co., Inc. 4.625% 2018[4]	4,625	5,257
NN Group NV, 4.625% 2044	2,335	2,676
NN Group NV, 4.50% 2049	3,470	3,790
Rabobank Nederland 3.875% 2023	2,950	3,649
Spain (Kingdom of) 3.80% 2024	6,150	7,795
Spain (Kingdom of) 1.30% 2026	14,400	15,043
Svenska Handelsbanken AB 2.656% 2024	2,170	2,411
		205,086
Polish zloty 5.84%
Poland (Republic of), Series 1017, 5.25% 2017	PLN54,472	14,024
Poland (Republic of), Series 0420, 1.50% 2020	217,425	53,538
Poland (Republic of), Series 1020, 5.25% 2020	21,800	6,016
Poland (Republic of), Series 0421, 2.00% 2021	97,250	23,939
Poland (Republic of), Series 1021, 5.75% 2021	37,280	10,615
Poland (Republic of), Series 0922, 5.75% 2022	46,600	13,406
Poland (Republic of), Series 1023, 4.00% 2023	31,140	8,288
Poland (Republic of), Series 0725, 3.25% 2025	22,500	5,663
		135,489
Hungarian forints 4.78%
Hungary, Series C, 2.00% 2019	HUF8,339,450	29,936
Hungary, Series A, 6.50% 2019	10,770,830	42,342
Hungary, Series A, 7.50% 2020	6,501,420	27,520
Hungary, Series A, 7.00% 2022	943,820	4,069
American Funds Insurance Series — Global Bond Fund — Page 122 of 191

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Bonds, notes & other debt instruments Hungarian forints (continued)	Principal amount (000)	Value (000)
Hungary, Series A, 6.00% 2023	HUF928,200	$3,888
Hungary, Series B, 5.50% 2025	785,000	3,191
		110,946
Mexican pesos 3.49%
United Mexican States 4.00% 2019[1]	MXN40,097	2,187
United Mexican States 4.00% 2040[1]	40,097	2,273
United Mexican States, Series M, 5.00% 2017	60,000	3,200
United Mexican States, Series M10, 7.75% 2017	45,000	2,422
United Mexican States, Series M, 8.00% 2020	92,500	5,106
United Mexican States, Series M, 6.50% 2021	833,300	43,994
United Mexican States, Series M20, 10.00% 2024	209,500	13,175
United Mexican States, Series M, 5.75% 2026	72,000	3,524
United Mexican States, Series M30, 10.00% 2036	35,000	2,364
United Mexican States, Series M30, 8.50% 2038	27,000	1,607
United Mexican States, Series M, 7.75% 2042	23,000	1,272
		81,124
Indian rupees 2.32%
India (Republic of) 7.80% 2021	INR1,087,600	17,398
India (Republic of) 7.68% 2023	224,400	3,602
India (Republic of) 8.83% 2023	1,284,200	21,650
India (Republic of) 6.97% 2026	381,000	5,996
India (Republic of) 7.59% 2029	325,000	5,115
		53,761
Malaysian ringgits 2.07%
Malaysia (Federation of), Series 0511, 3.58% 2018	MYR5,486	1,242
Malaysia (Federation of), Series 0203, 4.24% 2018	669	152
Malaysia (Federation of), Series 0515, 3.759% 2019	14,650	3,327
Malaysia (Federation of), Series 0315, 3.659% 2020	43,260	9,752
Malaysia (Federation of), Series 0314, 4.048% 2021	7,600	1,733
Malaysia (Federation of), Series 0215, 3.795% 2022	6,000	1,345
Malaysia (Federation of), Series 0117, 3.882% 2022	16,437	3,725
Malaysia (Federation of), Series 0116, 3.80% 2023	29,913	6,671
Malaysia (Federation of), Series 0115, 3.955% 2025	28,150	6,256
Malaysia (Federation of), Series 0316, 3.90% 2026	19,000	4,209
Malaysia (Federation of), Series 0310, 4.498% 2030	42,250	9,559
		47,971
Colombian pesos 1.82%
Colombia (Republic of), Series B, 7.00% 2022	COP48,000,100	17,335
Colombia (Republic of), Series B, 10.00% 2024	27,600,000	11,538
Colombia (Republic of), Series B, 7.50% 2026	29,021,000	10,702
Colombia (Republic of), Series B, 6.00% 2028	8,306,600	2,732
		42,307
Danish kroner 1.40%
Nykredit Realkredit AS, Series 01E, 2.00% 2037[2]	DKr129,536	18,989
Nykredit Realkredit AS, Series 01E, 2.50% 2047[2]	17,640	2,572
Realkredit Danmark AS, Series 22S, 2.00% 2037[2]	74,198	10,823
		32,384
American Funds Insurance Series — Global Bond Fund — Page 123 of 191

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Bonds, notes & other debt instruments British pounds 1.26%	Principal amount (000)	Value (000)
Aviva PLC, subordinated 6.875% 2058	£470	$719
AXA SA, junior subordinated 5.453% 2049	300	405
Electricité de France SA 6.00% 2114	100	172
France Télécom 5.375% 2050	300	542
Lloyds Banking Group PLC 7.625% 2025	655	1,087
United Kingdom 1.00% 2017	9,100	11,450
United Kingdom 2.25% 2023	1,550	2,138
United Kingdom 2.75% 2024	1,100	1,573
United Kingdom 1.50% 2026	3,250	4,231
United Kingdom 3.25% 2044	4,200	6,917
		29,234
Australian dollars 1.21%
Australia (Commonwealth of), Series 124, 5.75% 2021	A$27,800	24,300
Australia (Commonwealth of), Series 138, 3.25% 2029	4,250	3,377
Queensland Treasury Corp., Series 17, 6.00% 2017	500	389
		28,066
Norwegian kroner 0.98%
Norway (Kingdom of) 3.75% 2021	NKr175,750	22,811
Brazilian reais 0.94%
Brazil (Federative Republic of) 0% 2017	BRL26,000	8,302
Brazil (Federative Republic of) 0% 2020	47,000	11,663
Brazil (Federative Republic of) 0% 2020	8,000	1,892
		21,857
Chilean pesos 0.82%
Chile (Banco Central de) 4.50% 2021	CLP12,080,000	18,927
Israeli shekels 0.81%
Israel (State of) 2.00% 2027	ILS28,300	7,701
Israel (State of) 5.50% 2042	29,300	11,131
		18,832
Canadian dollars 0.62%
Canada 2.25% 2025	C$18,050	14,318
Thai baht 0.54%
Thailand (Kingdom of) 1.875% 2022	THB258,200	7,406
Thailand (Kingdom of) 3.85% 2025	65,000	2,080
Thailand (Kingdom of) 2.125% 2026	110,000	3,052
		12,538
South African rand 0.38%
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR59,030	4,291
South Africa (Republic of), Series R-214, 6.50% 2041	86,850	4,577
		8,868
American Funds Insurance Series — Global Bond Fund — Page 124 of 191

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Bonds, notes & other debt instruments Swedish kronor 0.35%	Principal amount (000)	Value (000)
Sweden (Kingdom of), Series 1054, 3.50% 2022	SKr45,290	$5,983
Sweden (Kingdom of), Series 1057, 1.50% 2023	18,000	2,181
		8,164
Turkish lira 0.33%
Turkey (Republic of) 10.50% 2020	TRY11,200	3,061
Turkey (Republic of) 9.20% 2021	18,000	4,662
		7,723
Argentine pesos 0.25%
Argentine Republic 2.50% 2021[1]	ARS58,709	3,991
Argentine Republic 18.20% 2021	26,820	1,872
		5,863
Philippine pesos 0.20%
Philippines (Republic of the) 4.95% 2021	PHP85,000	1,728
Philippines (Republic of the) 3.90% 2022	155,000	3,009
		4,737
Egyptian pounds 0.16%
Egypt (Arab Republic of) 0% 2017	EGP37,400	1,885
Egypt (Arab Republic of) 0% 2018	40,600	1,889
		3,774
U.S. dollars 46.24%
Abbott Laboratories 2.35% 2019	$550	553
Abbott Laboratories 2.90% 2021	420	422
Abbott Laboratories 3.40% 2023	195	197
AbbVie Inc. 1.80% 2018	600	601
AbbVie Inc. 2.50% 2020	3,155	3,178
AbbVie Inc. 2.90% 2022	1,170	1,167
AbbVie Inc. 3.20% 2022	200	202
AbbVie Inc. 3.60% 2025	1,470	1,473
AbbVie Inc. 3.20% 2026	2,007	1,933
AbbVie Inc. 4.50% 2035	410	410
ACE INA Holdings Inc. 2.30% 2020	180	181
ACE INA Holdings Inc. 2.875% 2022	365	368
ACE INA Holdings Inc. 3.35% 2026	365	370
ACE INA Holdings Inc. 4.35% 2045	665	702
AES Corp. 5.50% 2025	950	967
AES Corp. 6.00% 2026	400	416
Aetna Inc. 1.70% 2018	320	320
Aetna Inc. 2.80% 2023	340	338
Aleris International, Inc. 7.875% 2020	175	174
Alexandria Real Estate Equities, Inc. 2.75% 2020	180	181
Allergan PLC 2.35% 2018	1,750	1,758
Allergan PLC 3.00% 2020	2,820	2,868
Allergan PLC 3.45% 2022	850	867
Allergan PLC 3.80% 2025	3,280	3,309
Allergan PLC 4.55% 2035	1,780	1,790
Allergan PLC 4.75% 2045	1,535	1,551
Allison Transmission Holdings, Inc. 5.00% 2024[4]	475	481
Altria Group, Inc. 2.625% 2020	1,800	1,823
Altria Group, Inc. 4.50% 2043	350	356
American Axle & Manufacturing Holdings, Inc. 6.50% 2027[4]	325	325
American Funds Insurance Series — Global Bond Fund — Page 125 of 191

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
American Campus Communities, Inc. 3.75% 2023	$1,740	$1,781
American Campus Communities, Inc. 4.125% 2024	885	912
American Electric Power Co., Inc. 1.65% 2017	815	815
American Electric Power Co., Inc. 2.75% 2026	1,050	995
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.284% 2020[2,5,6]	1,260	883
American Energy (Marcellus), Term Loan A, (3-month USD-LIBOR + 7.50%) 8.534% 2021[2,5,6]	884	113
American Energy (Permian Basin) 7.125% 2020[4]	1,120	913
American Energy (Permian Basin) 7.375% 2021[4]	215	175
Amgen Inc. 1.85% 2021	420	408
Amgen Inc. 2.25% 2023	4,400	4,220
Anheuser-Busch InBev NV 3.75% 2022	775	812
Anheuser-Busch InBev NV 3.30% 2023	1,105	1,126
Anheuser-Busch InBev NV 4.95% 2042	1,230	1,332
Anheuser-Busch InBev NV 4.90% 2046	440	477
Apple Inc. 2.50% 2022	1,200	1,206
Apple Inc. 3.35% 2027	1,075	1,086
ArcelorMittal 7.50% 2041	1,545	1,734
Argentine Republic 7.00% 2017	450	450
Argentine Republic 6.875% 2021[4]	3,575	3,843
Argentine Republic 7.50% 2026[4]	2,200	2,340
Argentine Republic 7.625% 2046[4]	1,900	1,935
Associated Materials, LLC 9.00% 2024[4]	1,750	1,864
AT&T Inc. 1.40% 2017	300	300
AT&T Inc. 2.45% 2020	1,365	1,366
AT&T Inc. 2.80% 2021	3,280	3,292
AT&T Inc. 3.00% 2022	2,200	2,190
AT&T Inc. 4.250% 2027	4,655	4,732
Autoridad del Canal de Panama 4.95% 2035[2,4]	1,000	1,097
AXA SA 8.60% 2030	220	306
Ball Corp. 4.375% 2020	400	421
Banc of America Commercial Mortgage Inc., Series 2007-4, Class AM, 5.961% 2051[2,6]	955	964
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A4, 6.231% 2051[2,6]	448	455
Banco Nacional de Comercio Exterior SNC 3.80% 2026[4]	880	865
Banco Santander, SA 3.70% 2022[4]	4,475	4,486
Bank of America Corp. 2.625% 2020	1,550	1,556
Bank of America Corp. 3.875% 2025	1,190	1,213
Barclays Bank PLC 3.65% 2025	1,100	1,075
Baxalta Inc. 4.00% 2025	1,580	1,612
Bayer AG 3.375% 2024[4]	840	845
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.694% 2050[2,6]	442	445
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 2050[2,6]	690	704
Becton, Dickinson and Co. 2.675% 2019	619	628
Bermuda 4.854% 2024[4]	1,050	1,111
Blackstone CQP Holdco LP, 6.50% 2021[4,7]	4,000	4,018
BMC Software, Inc. 8.125% 2021[4]	1,000	1,013
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[4]	375	391
BPCE SA group 5.70% 2023[4]	5,295	5,628
Brandywine Operating Partnership, LP 3.95% 2023	190	190
British American Tobacco International Finance PLC 2.75% 2020[4]	530	535
British American Tobacco International Finance PLC 3.50% 2022[4]	385	393
Cablevision Systems Corp. 6.75% 2021	1,125	1,223
Calpine Corp. 5.375% 2023	230	234
Calpine Corp. 5.25% 2026[4]	105	107
Canadian Natural Resources Ltd. 5.70% 2017	100	100
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[4]	1,000	1,052
American Funds Insurance Series — Global Bond Fund — Page 126 of 191

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Celgene Corp. 3.875% 2025	$1,550	$1,587
Centene Corp. 4.75% 2022	2,190	2,261
Centene Corp. 4.75% 2025	225	227
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 2023[2]	345	363
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	1,375	1,418
CF Industries, Inc. 4.50% 2026[4]	340	346
CF Industries, Inc. 4.95% 2043	1,035	880
Chemours Co. 6.625% 2023	1,530	1,629
Chemours Co. 7.00% 2025	445	481
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 4.272% 2019[6]	825	825
Chesapeake Energy Corp. 6.625% 2020	125	125
Chesapeake Energy Corp. 4.875% 2022	1,400	1,267
Chesapeake Energy Corp. 8.00% 2025[4]	425	427
Chevron Corp. 2.954% 2026	1,175	1,162
CIT Group Inc. 3.875% 2019	2,400	2,467
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A1, 1.199% 2047[2]	110	110
Citigroup Inc. 1.70% 2018	375	375
Citigroup Inc. 2.50% 2018	200	202
Citigroup Inc. 2.55% 2019	2,800	2,829
Citigroup Inc. 2.35% 2021	1,500	1,478
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	2,050	2,076
Cliffs Natural Resources Inc. 8.25% 2020[4]	2,600	2,818
Cliffs Natural Resources Inc. 5.75% 2025[4]	100	97
CMS Energy Corp. 8.75% 2019	258	295
CMS Energy Corp. 5.05% 2022	392	430
CMS Energy Corp. 3.875% 2024	100	103
CMS Energy Corp. 4.70% 2043	412	424
CMS Energy Corp. 4.875% 2044	709	758
Columbia Pipeline Partners LP 2.45% 2018	620	623
Columbia Pipeline Partners LP 3.30% 2020	85	87
Comision Federal de Electricidad 4.75% 2027[4]	675	678
Commercial Mortgage Trust, Series 2014-UBS2, Class A1, 1.298% 2047[2]	770	768
Commercial Mortgage Trust, Series 2007-C9, Class A1A, 5.808% 2049[2,6]	7	7
Communications Sales & Leasing, Inc. 6.00% 2023[4]	650	676
Communications Sales & Leasing, Inc. 8.25% 2023	925	981
Community Health Systems Inc. 5.125% 2021	340	337
Community Health Systems Inc. 6.25% 2023	375	384
Concordia Healthcare Corp, Term Loan B, (3-month USD-LIBOR + 4.25%) 5.25% 2021[2,5,6]	402	284
Concordia Healthcare Corp. 9.50% 2022[4]	705	159
Concordia Healthcare Corp. 7.00% 2023[4]	1,090	215
ConocoPhillips 5.95% 2046	265	330
CONSOL Energy Inc. 5.875% 2022	2,625	2,609
Consumers Energy Co. 3.375% 2023	345	358
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	15	16
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[2]	31	33
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[2]	71	78
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[2,4]	1,460	1,492
Corporate Risk Holdings LLC 9.50% 2019[4]	1,353	1,438
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[4,8,9,10]	182	199
Crédit Agricole SA 4.375% 2025[4]	1,100	1,095
Croatian Government 6.375% 2021	2,000	2,214
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[2,6]	590	593
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class AM, 5.615% 2049[2,6]	42	42
CVS Health Corp. 1.90% 2018	430	431
CVS Health Corp. 2.80% 2020	430	437
American Funds Insurance Series — Global Bond Fund — Page 127 of 191

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
CVS Health Corp. 3.50% 2022	$430	$443
CyrusOne Inc., 5.00% 2024[4]	100	103
DAE Aviation Holdings, Inc. 10.00% 2023[4]	340	366
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	2,000	1,999
DaimlerChrysler North America Holding Corp. 2.00% 2021[4]	2,100	2,044
DaimlerChrysler North America Holding Corp. 2.875% 2021[4]	2,275	2,297
DaVita HealthCare Partners Inc. 5.00% 2025	630	630
DCP Midstream Operating LP 4.95% 2022	640	650
DDR Corp. 3.625% 2025	380	366
Dell Inc. 8.35% 2046[4]	110	143
Deutsche Telekom International Finance BV 3.60% 2027[4]	2,343	2,337
Deutsche Telekom International Finance BV 9.25% 2032	1,520	2,364
Developers Diversified Realty Corp. 4.75% 2018	940	961
Devon Energy Corp. 3.25% 2022	170	169
Diamond Offshore Drilling, Inc. 4.875% 2043	575	420
Digicel Group Ltd. 8.25% 2020[4]	1,800	1,554
Discover Card Execution Note Trust, Series 2015-A1, Class A1, (1-month USD-LIBOR + 0.35%) 1.262% 2020[2,6]	4,185	4,195
DJO Finance LLC 10.75% 2020	890	728
DJO Finance LLC 8.125% 2021[4]	850	737
Dominican Republic 7.50% 2021[2,4]	2,000	2,215
Dominican Republic 5.50% 2025[4]	1,375	1,404
Dominican Republic 8.625% 2027[2,4]	225	267
Duke Energy Corp. 3.75% 2024	550	566
Duke Energy Corp. 2.65% 2026	2,695	2,506
Duke Energy Florida, LLC 3.20% 2027	805	810
Dynegy Finance Inc. 6.75% 2019	325	336
EchoStar Corp. 6.625% 2026[4]	800	820
Egypt (Arab Republic of) 7.50% 2027[4]	2,200	2,340
Electricité de France SA 6.95% 2039[4]	625	797
EMD Finance LLC 2.40% 2020[4]	1,485	1,485
EMD Finance LLC 2.95% 2022[4]	225	226
EMD Finance LLC 3.25% 2025[4]	2,450	2,425
Enbridge Energy Partners, LP 9.875% 2019	750	853
Enbridge Energy Partners, LP 4.375% 2020	480	506
Enbridge Energy Partners, LP 5.20% 2020	1,535	1,643
Enbridge Energy Partners, LP 5.875% 2025	365	409
Enbridge Energy Partners, LP, Series B, 6.50% 2018	820	857
Enbridge Inc. 4.00% 2023	600	617
Enbridge Inc. 4.25% 2026	655	670
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	615	563
Energy Transfer Partners, LP 5.875% 2024	600	641
Energy Transfer Partners, LP 4.20% 2027	260	257
Energy Transfer Partners, LP 5.50% 2027	1,100	1,155
Enersis Américas SA 4.00% 2026	860	853
Ensco PLC 5.75% 2044	930	702
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, (1-month USD-LIBOR + 0.85%) 1.697% 2031[2,4,6]	1,747	1,750
Equinix, Inc. 5.375% 2027	540	559
Essex Portfolio L.P. 3.50% 2025	2,115	2,099
Essex Portfolio L.P. 3.375% 2026	885	861
Euramax International, Inc. 12.00% 2020[4]	975	1,072
European Investment Bank 2.25% 2022	3,567	3,574
Exelon Corp. 2.50% 2022	375	379
Exelon Corp. 3.40% 2026	1,465	1,443
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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Exxon Mobil Corp. 2.222% 2021	$570	$571
Fannie Mae 3.50% 2042[2]	897	923
Fannie Mae 3.50% 2042[2]	438	450
Fannie Mae 3.50% 2042[2]	322	332
Fannie Mae 4.00% 2047[2,11]	9,300	9,737
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[2]	2,000	1,951
First Data Corp. 5.375% 2023[4]	375	391
First Data Corp. 5.00% 2024[4]	475	485
First Quantum Minerals Ltd. 7.00% 2021[4]	2,506	2,594
First Quantum Minerals Ltd. 7.50% 2025[4]	1,250	1,266
FMG Resources 9.75% 2022[4]	1,465	1,687
Ford Motor Credit Co. 2.375% 2019	2,550	2,560
Ford Motor Credit Co. 2.597% 2019	2,020	2,032
Ford Motor Credit Co. 3.20% 2021	3,170	3,207
Ford Motor Credit Co. 3.339% 2022	620	623
France Télécom 9.00% 2031	479	705
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[2]	17	15
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[2]	59	52
Freeport-McMoRan Inc. 3.55% 2022	925	863
Frontier Communications Corp. 11.00% 2025	1,675	1,632
Genesis Energy, LP 6.75% 2022	625	648
Georgia Gulf Corp. 4.625% 2021	625	646
Gilead Sciences, Inc. 3.65% 2026	450	454
Gogo Inc. 12.50% 2022[4]	1,850	2,095
Goldman Sachs Group, Inc. 2.00% 2019	850	849
Goldman Sachs Group, Inc. 2.55% 2019	1,530	1,545
Goldman Sachs Group, Inc. 2.875% 2021	3,702	3,732
Goldman Sachs Group, Inc. 3.50% 2025	5,970	5,957
Goldman Sachs Group, Inc. 3.75% 2026	580	585
Goldman Sachs Group, Inc. 4.75% 2045	1,805	1,911
Government National Mortgage Assn. 4.50% 2045[2]	4,426	4,731
Government National Mortgage Assn. 4.50% 2045[2]	1,219	1,303
Government National Mortgage Assn. 4.00% 2047[2,11]	7,241	7,635
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A1A, 5.704% 2049[2]	1,530	1,536
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.867% 2049[2,6]	1,510	1,528
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A1A, 5.949% 2045[2,6]	216	216
Halliburton Co. 3.80% 2025	2,220	2,259
Hardwoods Acquisition Inc 7.50% 2021[4]	650	582
Harris Corp. 1.999% 2018	700	701
Harris Corp. 2.70% 2020	155	157
HCA Inc. 5.25% 2026	250	263
HDTFS Inc. 5.875% 2020	1,075	1,035
HDTFS Inc. 5.50% 2024[4]	400	350
Healthsouth Corp. 5.75% 2024	275	278
Healthsouth Corp. 5.75% 2025	470	472
Holcim Ltd. 5.15% 2023[4]	1,290	1,417
Hospitality Properties Trust 6.70% 2018	680	689
HSBC Bank PLC 1.50% 2018[4]	200	199
HSBC Holdings PLC 4.00% 2022	305	320
HSBC Holdings PLC 3.90% 2026	4,200	4,247
HSBC Holdings PLC 4.30% 2026	2,180	2,272
Humana Inc. 3.85% 2024	1,000	1,025
Humana Inc. 4.95% 2044	1,000	1,058
Hungary 4.00% 2019	4,100	4,259
Hungary 6.25% 2020	810	889
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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Hungary 5.375% 2023	$460	$507
Hungary 5.375% 2024	4,700	5,239
Hungary 7.625% 2041	4,474	6,509
Huntsman International LLC 4.875% 2020	725	759
Husky Energy Inc. 7.25% 2019	250	281
Hyundai Capital America 2.55% 2020[4]	2,580	2,582
Hyundai Capital Services Inc. 2.625% 2020[4]	500	497
Icahn Enterprises Finance Corp. 6.25% 2022[4]	275	280
iHeartCommunications, Inc. 9.00% 2019	1,515	1,293
Imperial Tobacco Finance PLC 3.50% 2023[4]	2,000	2,024
Indonesia (Republic of) 4.875% 2021	2,600	2,785
Indonesia (Republic of) 3.70% 2022[4]	1,850	1,890
Indonesia (Republic of) 3.75% 2022	4,150	4,241
Indonesia (Republic of) 4.125% 2025	1,200	1,235
Indonesia (Republic of) 4.75% 2026	3,500	3,734
Inmarsat PLC 4.875% 2022[4]	1,075	1,070
Inmarsat PLC 6.50% 2024[4]	475	493
Intelsat Jackson Holding Co. 7.25% 2019	900	863
Intelsat Jackson Holding Co. 7.25% 2020	1,025	939
International Paper Co. 7.30% 2039	600	777
Intesa Sanpaolo SpA 5.017% 2024[4]	1,830	1,724
iStar Financial Inc. 4.00% 2017	400	402
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A, 5.829% 2049[2,6]	570	569
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A4, 5.829% 2049[2,6]	413	413
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716% 2051[2]	1,073	1,088
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A1A, 5.85% 2051[2,6]	325	327
Jordan (Hashemite Kingdom of) 5.75% 2027[4]	1,035	1,016
JPMorgan Chase & Co. 2.55% 2021	6,039	6,044
JPMorgan Chase & Co. 3.25% 2022	1,000	1,019
JPMorgan Chase & Co. 2.70% 2023	1,950	1,909
Jupiter Resources Inc. 8.50% 2022[4]	500	416
KfW 2.125% 2022	3,955	3,977
Kimco Realty Corp. 6.875% 2019	1,250	1,393
Kimco Realty Corp. 3.40% 2022	175	177
Kimco Realty Corp. 2.70% 2024	695	660
Kinder Morgan Energy Partners, LP 3.50% 2021	175	178
Kinder Morgan Energy Partners, LP 3.45% 2023	2,250	2,223
Kinder Morgan Energy Partners, LP 3.50% 2023	1,600	1,579
Kinder Morgan Energy Partners, LP 4.15% 2024	1,700	1,725
Kinder Morgan Energy Partners, LP 5.50% 2044	4,225	4,225
Kinder Morgan, Inc. 4.30% 2025	1,085	1,110
Kinetic Concepts, Inc. 12.50% 2021[4]	1,300	1,446
Korea Housing Finance Corp. 2.50% 2020[2,4]	2,250	2,251
Korea Housing Finance Corp. 2.00% 2021[2,4]	2,525	2,439
Kraft Heinz Co. 4.375% 2046	825	774
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.284% 2024[2,5,6]	750	775
Kuwait (State of) 2.75% 2022[4]	3,550	3,560
Laboratory Corporation of America Holdings 3.60% 2025	875	867
Latvia (Republic of) 2.75% 2020	900	913
LB Commercial Mortgage Trust, Series 2007-C3, Class A1A, multifamily 6.007% 2044[2,6]	22	22
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.167% 2045[2,6]	615	629
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 9.75% 2020 (100% PIK)[2,5,6,10]	4,080	3,974
Lima Metro Line Finance Ltd. 5.875% 2034[2,4]	2,000	2,135
Limited Brands, Inc. 6.875% 2035	1,075	1,043
Lithuania (Republic of) 7.375% 2020	2,475	2,819
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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Lithuania (Republic of) 6.125% 2021[4]	$450	$510
Lithuania (Republic of) 6.625% 2022[4]	200	235
Lockheed Martin Corp. 2.50% 2020	205	207
Lockheed Martin Corp. 3.10% 2023	170	173
Lockheed Martin Corp. 3.55% 2026	270	275
LSC Communications, Inc. 8.75% 2023[4]	350	361
Mallinckrodt PLC 4.875% 2020[4]	1,335	1,343
McDonald’s Corp. 3.70% 2026	650	666
McDonald’s Corp. 4.875% 2045	430	459
Medtronic, Inc. 3.50% 2025	3,500	3,583
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 5.841% 2050[2,6]	470	471
MetroPCS Wireless, Inc. 6.25% 2021	1,525	1,573
Microsoft Corp. 2.40% 2026	1,730	1,638
Microsoft Corp. 3.30% 2027	2,510	2,554
Microsoft Corp. 3.70% 2046	870	817
MidAmerican Energy Co. 4.40% 2044	240	255
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 5.861% 2049[2,6]	182	183
Molina Healthcare, Inc. 5.375% 2022	1,485	1,543
Morgan Stanley 2.125% 2018	775	778
Morgan Stanley 3.125% 2026	1,421	1,360
Morgan Stanley 3.875% 2026	1,580	1,604
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AM, 5.406% 2044[2]	45	45
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4, 5.942% 2049[2,6]	37	37
Morocco (Kingdom of) 5.50% 2042	3,100	3,316
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	550	623
Navient Corp. 4.875% 2019	1,315	1,350
Navient Corp. 6.50% 2022	125	126
Navient Corp. 5.50% 2023	770	738
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	200	176
Needle Merger Sub Corp. 8.125% 2019[4]	396	396
Newell Rubbermaid Inc. 3.85% 2023	580	601
Newell Rubbermaid Inc. 4.20% 2026	4,060	4,230
Newell Rubbermaid Inc. 5.50% 2046	495	564
NGL Energy Partners LP 6.875% 2021	1,425	1,461
NGL Energy Partners LP 6.125% 2025[4]	300	293
NGPL PipeCo LLC 7.119% 2017[4]	410	423
NGPL PipeCo LLC 9.625% 2019[4]	2,165	2,252
Niagara Mohawk Power Corp. 3.508% 2024[4]	180	184
Niagara Mohawk Power Corp. 4.278% 2034[4]	300	306
Noble Corp. PLC 7.70% 2025	435	412
Noble Corp. PLC 8.70% 2045	650	601
Novelis Corp. 5.875% 2026[4]	325	332
NRG Energy, Inc. 6.25% 2022	805	827
NRG Energy, Inc. 6.625% 2027[4]	375	376
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[2,4,12]	1,075	403
Pacific Gas and Electric Co. 3.25% 2023	580	591
Pacific Gas and Electric Co. 3.85% 2023	300	316
Pacific Gas and Electric Co. 2.95% 2026	590	578
Pacific Gas and Electric Co. 3.75% 2042	630	600
Pacific Gas and Electric Co. 4.25% 2046	1,900	1,952
PacifiCorp. 3.35% 2025	1,015	1,027
Pakistan (Islamic Republic of) 5.50% 2021[4]	3,535	3,637
Pakistan (Islamic Republic of) 8.25% 2024	2,240	2,487
Peabody Energy Corp. 6.00% 2022[4]	100	100
Peabody Energy Corp. 6.375% 2025[4]	100	99
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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Pernod Ricard SA 4.45% 2022[4]	$1,885	$2,009
Peru (Republic of) 4.125% 2027	920	994
Peru (Republic of) 5.625% 2050	280	334
Petrobras Global Finance Co. 6.85% 2115	2,000	1,792
Petróleos Mexicanos 3.50% 2018	3,135	3,190
Petróleos Mexicanos 5.625% 2046	1,000	894
PG&E Corp. 2.40% 2019	555	559
Philip Morris International Inc. 2.00% 2020	950	948
Philip Morris International Inc. 2.625% 2022	280	280
Philip Morris International Inc. 4.25% 2044	475	471
Phillips 66 Partners LP 4.68% 2045	110	102
Ply Gem Industries, Inc. 6.50% 2022	1,100	1,146
PNC Bank 2.40% 2019	1,225	1,236
PNC Bank 2.30% 2020	865	868
PNC Bank 2.60% 2020	275	278
Progress Energy, Inc. 7.05% 2019	910	994
Progress Energy, Inc. 7.75% 2031	550	768
Prologis, Inc. 4.25% 2023	2,075	2,208
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,582
Puget Energy, Inc. 6.50% 2020	335	375
Puget Energy, Inc. 6.00% 2021	1,023	1,141
Puget Energy, Inc. 5.625% 2022	480	532
QGOG Constellation SA 6.25% 2019[4]	2,150	1,354
Qorvo, Inc. 7.00% 2025	725	805
Quebec (Province of) 2.375% 2022	1,748	1,753
Quintiles Transnational Corp. 4.875% 2023[4]	515	525
R.R. Donnelley & Sons Co. 7.875% 2021	300	324
R.R. Donnelley & Sons Co. 6.50% 2023	1,100	1,072
Rabobank Nederland 4.625% 2023	2,795	2,946
Rayonier Advanced Materials Inc. 5.50% 2024[4]	420	380
RCI Banque 3.50% 2018[4]	1,500	1,523
Reynolds American Inc. 2.30% 2018	230	231
Reynolds American Inc. 3.25% 2020	640	657
Reynolds American Inc. 4.00% 2022	455	478
Reynolds American Inc. 4.45% 2025	2,575	2,715
Reynolds American Inc. 5.70% 2035	50	57
Reynolds American Inc. 5.85% 2045	420	495
Reynolds Group Inc. 5.75% 2020	615	633
Roche Holdings, Inc. 2.875% 2021[4]	1,250	1,274
Roche Holdings, Inc. 3.35% 2024[4]	1,900	1,954
Roche Holdings, Inc. 2.375% 2027[4]	725	684
Royal Dutch Shell PLC 1.375% 2019	2,000	1,977
Royal Dutch Shell PLC 1.75% 2021	1,740	1,692
Ryerson Inc. 11.00% 2022[4]	1,550	1,748
Saudi Arabia (Kingdom of) 2.375% 2021[4]	900	885
Scentre Group 3.50% 2025[4]	600	600
Scentre Group 3.75% 2027[4]	300	302
Schlumberger BV 4.00% 2025[4]	1,460	1,523
Scientific Games Corp. 7.00% 2022[4]	325	348
Shire PLC 1.90% 2019	2,000	1,985
Shire PLC 2.40% 2021	4,350	4,264
Shire PLC 2.875% 2023	445	432
Shire PLC 3.20% 2026	405	387
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,507
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	475	403
American Funds Insurance Series — Global Bond Fund — Page 132 of 191

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Skandinaviska Enskilda Banken AB 2.625% 2021	$2,250	$2,256
Skandinaviska Enskilda Banken AB 2.80% 2022	2,600	2,608
Slovenia (Republic of) 4.75% 2018[4]	1,010	1,044
Slovenia (Republic of) 5.50% 2022	10,640	11,972
Slovenia (Republic of) 5.85% 2023	5,725	6,584
SM Energy Co. 5.625% 2025	450	433
SoftBank Group Corp. 4.50% 2020[4]	1,725	1,779
Solera Holdings, Inc. 10.50% 2024[4]	350	402
Sotheby’s Holdings, Inc. 5.25% 2022[4]	455	463
Southwestern Energy Co. 4.10% 2022	1,480	1,387
Starwood Property Trust, Inc. 5.00% 2021[4]	425	442
Statoil ASA 3.70% 2024	1,950	2,033
Statoil ASA 4.25% 2041	1,000	1,012
Sunoco LP 6.25% 2021	830	851
Sweden (Kingdom of) 1.125% 2019[4]	3,000	2,966
Symantec Corp 5.00% 2025[4]	200	205
Talen Energy Corp. 4.625% 2019[4]	650	666
Targa Resources Partners LP 4.125% 2019	1,150	1,174
Targa Resources Partners LP 6.75% 2024	390	425
Teco Finance, Inc. 5.15% 2020	75	80
Teekay Corp. 8.50% 2020	2,775	2,761
Tenet Healthcare Corp., First Lien, 4.75% 2020	175	180
Tenet Healthcare Corp., First Lien, 6.00% 2020	575	610
Tenet Healthcare Corp., First Lien, 4.50% 2021	1,925	1,935
Tennessee Valley Authority 5.88% 2036	500	673
Tennessee Valley Authority 5.25% 2039	1,750	2,230
Tesoro Logistics LP 5.50% 2019	605	641
Tesoro Logistics LP 5.25% 2025	300	314
Teva Pharmaceutical Finance Company BV 1.40% 2018	380	378
Teva Pharmaceutical Finance Company BV 2.20% 2021	270	260
Teva Pharmaceutical Finance Company BV 2.80% 2023	135	128
Teva Pharmaceutical Finance Company BV 3.15% 2026	145	134
Teva Pharmaceutical Finance Company BV 4.10% 2046	140	121
Thermo Fisher Scientific Inc. 2.40% 2019	390	393
Thomson Reuters Corp. 5.65% 2043	670	746
TI Automotive Ltd. 8.75% 2023[4]	520	554
T-Mobile US, Inc. 6.731% 2022	550	571
Total Capital International 2.875% 2022	315	318
Transocean Inc. 9.00% 2023[4]	275	295
Trilogy International Partners, LLC 13.375% 2019[4]	1,950	1,979
Turkey (Republic of) 6.25% 2022	1,880	2,012
Turkey (Republic of) 6.75% 2040	210	225
U.S. Treasury 0.75% 2018	3,000	2,979
U.S. Treasury 1.50% 2018	6,400	6,430
U.S. Treasury 3.50% 2018	7,200	7,352
U.S. Treasury 1.125% 2019	34,275	34,197
U.S. Treasury 1.125% 2019	2,730	2,725
U.S. Treasury 1.625% 2019[13]	19,700	19,829
U.S. Treasury 1.625% 2019	894	899
U.S. Treasury 1.75% 2019	12,050	12,158
U.S. Treasury 1.25% 2020	5,200	5,167
U.S. Treasury 1.375% 2020	17,900	17,789
U.S. Treasury 1.375% 2020	5,900	5,847
U.S. Treasury 1.50% 2020	7,000	6,983
U.S. Treasury 1.625% 2020	2,500	2,500
American Funds Insurance Series — Global Bond Fund — Page 133 of 191

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2020	$540	$540
U.S. Treasury 1.75% 2020	10,300	10,308
U.S. Treasury 2.125% 2020	4,000	4,063
U.S. Treasury 1.125% 2021	43,160	42,114
U.S. Treasury 1.375% 2021	5,000	4,912
U.S. Treasury 1.75% 2021	6,000	5,962
U.S. Treasury 2.00% 2021	6,950	6,989
U.S. Treasury 1.875% 2022	18,200	18,163
U.S. Treasury 2.25% 2024	2,100	2,095
U.S. Treasury 2.50% 2024	7,550	7,686
U.S. Treasury 2.25% 2025	15,750	15,616
U.S. Treasury 2.00% 2026	55,335	53,461
U.S. Treasury 3.00% 2045	7,050	7,007
U.S. Treasury 2.25% 2046	7,450	6,306
U.S. Treasury 2.875% 2046	42,925	41,654
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	6,953	6,898
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	32,491	33,310
U.S. Treasury Inflation-Protected Security 0.25% 2025[1]	11,378	11,297
U.S. Treasury Inflation-Protected Security 0.375% 2025[1]	5,631	5,653
U.S. Treasury Inflation-Protected Security 2.375% 2025[1]	1,481	1,711
U.S. Treasury Inflation-Protected Security 0.625% 2026[1]	9,912	10,105
U.S. Treasury Inflation-Protected Security 0.375% 2027[1]	905	902
U.S. Treasury Inflation-Protected Security 0.75% 2042[1]	672	647
U.S. Treasury Inflation-Protected Security 0.625% 2043[1]	1,267	1,182
U.S. Treasury Inflation-Protected Security 1.375% 2044[1]	6,084	6,725
U.S. Treasury Inflation-Protected Security 0.75% 2045[1]	691	660
U.S. Treasury Inflation-Protected Security 1.00% 2046[1]	33,072	33,638
United Mexican States 4.75% 2044	3,200	3,120
UnitedHealth Group Inc. 2.70% 2020	520	531
UnitedHealth Group Inc. 3.75% 2025	485	507
Vale Overseas Ltd. 6.25% 2026	315	343
State of California, Various Purpose G.O. Bonds, 7.60% 2040	4,210	6,297
State of California, Various Purpose G.O. Bonds, 7.625% 2040	285	417
Verizon Communications Inc. 4.272% 2036	713	660
Verizon Communications Inc. 4.125% 2046	1,814	1,571
Virgin Australia Holdings Ltd. 8.50% 2019[4]	325	343
Volkswagen Group of America Finance, LLC 2.45% 2019[4]	545	546
VPI Escrow Corp. 6.375% 2020[4]	3,400	3,094
VRX Escrow Corp. 6.125% 2025[4]	1,075	832
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, 5.591% 2047[2,6]	330	332
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.760% 2049[2,6]	39	39
Walgreens Boots Alliance, Inc. 1.75% 2018	1,200	1,202
Walgreens Boots Alliance, Inc. 2.60% 2021	375	376
Walgreens Boots Alliance, Inc. 3.10% 2023	325	325
WEA Finance LLC 1.75% 2017[4]	655	655
WEA Finance LLC 2.70% 2019[4]	1,500	1,515
WEA Finance LLC 3.25% 2020[4]	2,030	2,070
WEA Finance LLC 3.75% 2024[4]	535	542
Weatherford International PLC 4.50% 2022	910	876
Weatherford International PLC 8.25% 2023	875	954
Weatherford International PLC 9.875% 2024[4]	175	203
Weatherford International PLC 6.50% 2036	550	523
Weatherford International PLC 6.75% 2040	1,280	1,222
WellPoint, Inc. 2.30% 2018	585	588
Western Gas Partners LP 4.00% 2022	1,500	1,542
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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Western Gas Partners LP 3.95% 2025	$2,900	$2,875
Westfield Corp. Ltd. 3.15% 2022[4]	245	245
Williams Companies, Inc. 3.70% 2023	900	889
Williams Partners LP 4.125% 2020	375	392
Williams Partners LP 5.25% 2020	225	242
Williams Partners LP 4.50% 2023	760	796
Williams Partners LP 4.30% 2024	1,380	1,422
Wind Acquisition SA 7.375% 2021[4]	2,225	2,320
Windstream Holdings, Inc. 7.75% 2021	2,025	2,005
WM. Wrigley Jr. Co 3.375% 2020[4]	515	533
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[4]	643	634
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[4]	700	713
Wynn Macau, Ltd. 5.25% 2021[4]	1,150	1,176
ZF Friedrichshafen AG 4.50% 2022[4]	235	246
ZF Friedrichshafen AG 4.75% 2025[4]	435	452
Ziggo Bond Finance BV 5.50% 2027[4]	1,200	1,203
Zimmer Holdings, Inc. 3.15% 2022	790	794
		1,073,698
Total bonds, notes & other debt instruments (cost: $2,236,737,000)		2,216,403
Convertible stocks 0.04% U.S. dollars 0.00%	Shares
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.158%[7,8,14]	329	131
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.158%[7,8,14]	36	10
		141
Miscellaneous 0.04%
Other convertible stocks in initial period of acquisition		880
Total convertible stocks (cost: $1,202,000)		1,021
Common stocks 0.05% U.S. dollars 0.05%
Warrior Met Coal, LLC, Class B4,8	1,250	406
Warrior Met Coal, LLC, Class A4,8	431	140
Corporate Risk Holdings I, Inc.[8,9,14]	25,840	348
Corporate Risk Holdings Corp.[8,9,14]	131	—
NII Holdings, Inc.[14]	129,368	168
CEVA Group PLC[7,8,14]	431	104
Atrium Corp.[4,8,9,14]	2	—
Total common stocks (cost: $3,941,000)		1,166
Rights & warrants 0.00% Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		—
Total rights & warrants (cost: $0)		—
American Funds Insurance Series — Global Bond Fund — Page 135 of 191

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Short-term securities 4.48%	Principal amount (000)	Value (000)
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.91%–0.96% due 4/13/2017–5/17/2017	$ 59,200	$59,143
General Electric Co. 0.83% due 4/3/2017	1,600	1,600
Total Capital Canada Ltd. 0.97% due 6/5/2017[4]	23,100	23,060
U.S. Treasury Bills 0.74% due 6/29/2017	20,300	20,263
Total short-term securities (cost: $104,068,000)		104,066
Total investment securities 100.03% (cost: $2,345,948,000)		2,322,656
Other assets less liabilities (0.03)%		(726)
Net assets 100.00%		$2,321,930
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)[15]	Value at 3/31/2017 (000)[16]	Unrealized appreciation at 3/31/2017 (000)
5 Year U.S. Treasury Note Futures	Long	184	July 2017	$18,400	$21,662	$7
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2017 (000)
Purchases (000)	Sales (000)
JPY392,473	USD3,493	Citibank	4/6/2017	$33
NOK29,431	DKK24,600	Citibank	4/6/2017	(101)
USD4,671	MYR20,900	Citibank	4/10/2017	(49)
USD4,854	COP14,568,200	Barclays Bank PLC	4/10/2017	(206)
JPY3,321,365	USD29,056	JPMorgan Chase	4/11/2017	790
USD5,632	EUR5,350	JPMorgan Chase	4/11/2017	(78)
USD15,299	AUD20,200	UBS AG	4/12/2017	(131)
JPY1,310,000	USD11,472	HSBC Bank	4/13/2017	301
SEK30,059	USD3,370	Barclays Bank PLC	4/13/2017	(13)
USD5,102	AUD6,800	Bank of America, N.A.	4/13/2017	(92)
USD5,778	ILS21,303	Bank of America, N.A.	4/13/2017	(106)
USD2,963	ZAR39,200	UBS AG	4/20/2017	51
JPY2,541,140	USD22,190	HSBC Bank	4/21/2017	655
JPY835,989	USD7,296	Bank of America, N.A.	4/21/2017	219
JPY835,214	USD7,311	UBS AG	4/21/2017	198
GBP5,633	USD6,871	JPMorgan Chase	4/21/2017	191
USD5,705	EUR5,300	Bank of America, N.A.	4/21/2017	45
USD2,111	ZAR28,350	JPMorgan Chase	4/21/2017	5
USD4,553	ZAR61,300	JPMorgan Chase	4/21/2017	1
NOK14,550	EUR1,600	HSBC Bank	4/21/2017	(14)
SEK92,096	EUR9,650	Citibank	4/21/2017	(16)
SEK40,450	EUR4,250	Citibank	4/21/2017	(20)
USD5,778	AUD7,700	Bank of America, N.A.	4/21/2017	(102)
EUR5,474	GBP4,750	HSBC Bank	4/21/2017	(109)
USD7,504	AUD10,000	Bank of America, N.A.	4/21/2017	(133)
American Funds Insurance Series — Global Bond Fund — Page 136 of 191

unaudited
Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2017 (000)
Purchases (000)	Sales (000)
USD10,242	JPY1,170,000	JPMorgan Chase	4/21/2017	$(276)
JPY1,698,519	USD15,201	Citibank	4/24/2017	70
USD9,450	INR620,000	JPMorgan Chase	4/24/2017	(66)
GBP31,672	EUR36,300	Bank of America, N.A.	4/26/2017	936
EUR8,711	USD9,400	JPMorgan Chase	4/26/2017	(96)
EUR17,464	USD18,800	Goldman Sachs	4/26/2017	(148)
JPY1,655,674	USD14,481	UBS AG	4/27/2017	407
JPY846,335	USD7,474	HSBC Bank	4/27/2017	137
USD4,255	AUD5,600	JPMorgan Chase	4/27/2017	(21)
EUR3,220	HUF1,000,000	HSBC Bank	4/27/2017	(21)
USD10,006	PLN39,827	JPMorgan Chase	4/28/2017	(34)
GBP6,203	USD7,750	Goldman Sachs	5/3/2017	27
USD7,277	HUF2,098,800	Bank of America, N.A.	5/3/2017	14
USD7,716	NZD11,000	Bank of America, N.A.	5/3/2017	11
USD6,091	MXN116,370	HSBC Bank	5/5/2017	(90)
EUR17,250	USD18,183	UBS AG	5/8/2017	251
EUR3,583	USD3,895	Goldman Sachs	5/9/2017	(66)
JPY330,022	EUR2,750	HSBC Bank	5/10/2017	30
JPY479,785	USD4,329	Barclays Bank PLC	5/10/2017	(13)
NOK46,831	USD5,490	Barclays Bank PLC	5/10/2017	(34)
NOK48,486	USD5,701	Bank of America, N.A.	5/10/2017	(51)
SEK60,114	USD6,820	Barclays Bank PLC	5/10/2017	(99)
EUR13,503	USD14,554	Barclays Bank PLC	5/10/2017	(122)
JPY392,477	USD3,492	JPMorgan Chase	5/22/2017	40
JPY351,002	USD3,124	Citibank	5/22/2017	35
GBP5,811	EUR6,700	JPMorgan Chase	5/24/2017	124
EUR6,645	USD7,204	Bank of America, N.A.	5/24/2017	(97)
USD8,195	BRL26,000	Citibank	6/23/2017	50
USD11,444	CNH80,000	Citibank	8/14/2017	(77)
				$2,140
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2017 (000)
1.384%	3-month USD-LIBOR	12/15/2018	$65,000	$(188)	$—	$(188)
1.4995%	3-month USD-LIBOR	2/2/2019	30,000	(47)	—	(47)
1.707%	3-month USD-LIBOR	3/16/2019	32,000	60	—	60
1.6505%	3-month USD-LIBOR	3/21/2019	85,000	61	—	61
1.36%	6-month NOK-NIBOR	12/19/2019	NKr250,000	73	—	73
1.572%	3-month USD-LIBOR	9/16/2020	$10,000	(103)	—	(103)
3-month USD-LIBOR	2.468%	12/19/2026	10,000	(81)	—	(81)
3-month USD-LIBOR	2.4005%	1/27/2027	8,000	(14)	—	(14)
6-month HUF-BUBOR	2.58%	3/31/2027	HUF2,540,000	(81)	—	(81)
3-month USD-LIBOR	2.52611%	11/24/2045	$17,400	467	—	467
3-month USD-LIBOR	2.535%	11/24/2045	1,100	27	—	27
3-month USD-LIBOR	2.556%	11/27/2045	10,000	205	—	205
3-month USD-LIBOR	2.354%	1/29/2046	6,000	380	—	380
American Funds Insurance Series — Global Bond Fund — Page 137 of 191

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2017 (000)
3-month USD-LIBOR	2.116%	4/15/2046	$2,250	$258	$—	$258
3-month USD-LIBOR	1.909%	10/11/2046	5,750	925	—	925
3-month USD-LIBOR	2.699%	1/31/2047	2,800	(29)	—	(29)
3-month USD-LIBOR	2.659%	2/8/2047	6,000	(7)	—	(7)
3-month USD-LIBOR	2.696%	3/7/2047	4,500	(42)	—	(42)
6-month EURIBOR	1.4162%	3/8/2047	€4,400	(30)	—	(30)
					$—	$1,834

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Step bond; coupon rate will increase at a later date.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $190,226,000, which represented 8.19% of the net assets of the fund.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $6,029,000, which represented .26% of the net assets of the fund.
[6]	Coupon rate may change periodically.
[7]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $2,218,000, which represented .10% of the net assets of the fund.
[9]	Value determined using significant unobservable inputs.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[11]	Purchased on a TBA basis.
[12]	Scheduled interest and/or principal payment was not received.
[13]	A portion of this security was pledged as collateral. The total value of pledged collateral was $11,222,000, which represented .48% of the net assets of the fund.
[14]	Security did not produce income during the last 12 months.
[15]	Notional amount is calculated based on the number of contracts and notional contract size.
[16]	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$4,000	$4,018.17%
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.158%	4/3/2013	334	131.01
CEVA Group PLC	3/10/2010	998	104.00
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.158%	3/10/2010	52	10.00
Total private placement securities		$ 5,384	$ 4,263.18%

American Funds Insurance Series — Global Bond Fund — Page 138 of 191

unaudited
Key to abbreviations and symbols
ARS = Argentine pesos	JPY/¥ = Japanese yen
AUD/A$ = Australian dollars	LIBOR = London Interbank Offered Rate
BRL = Brazilian reais	MXN = Mexican pesos
BUBOR = Budapest Interbank Offered Rate	MYR = Malaysian ringgits
C$ = Canadian dollars	NIBOR = Norway Interbank Offered Rate
CLP = Chilean pesos	NOK/NKr = Norwegian kroner
CNH = Yuan Renminbi Offshore	NZD = New Zealand dollars
COP = Colombian pesos	PHP = Philippine pesos
DKK/DKr = Danish kroner	PLN = Polish zloty
EGP = Egyptian pounds	SEK/SKr = Swedish kronor
EUR/€ = Euros	TBA = To-be-announced
GBP/£ = British pounds	THB = Thai baht
HUF = Hungarian forints	TRY = Turkish lira
ILS = Israeli shekels	USD/$ = U.S. dollars
INR = Indian rupees	ZAR = South African rand
American Funds Insurance Series — Global Bond Fund — Page 139 of 191

High-Income Bond Fund
Investment portfolio
March 31, 2017
unaudited
Bonds, notes & other debt instruments 92.71% Corporate bonds & notes 91.03% Energy 18.13%	Principal amount (000)	Value (000)
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.284% 2020[1,2,3]	$7,975	$5,589
American Energy (Marcellus), Term Loan A, (3-month USD-LIBOR + 7.50%) 8.534% 2021[1,2,3]	5,601	714
American Energy (Permian Basin) 7.125% 2020[4]	7,520	6,129
American Energy (Permian Basin) 7.375% 2021[4]	1,920	1,565
American Midstream Partners, LP, 8.50% 2021[4]	1,675	1,717
Antero Resources Corp. 5.625% 2023	750	771
Antero Resources Corp. 5.375% 2024[4]	2,235	2,280
Antero Resources Corp. 5.00% 2025[4]	1,125	1,108
Ascent Resources-Marcellus LLC 10.00% 2022[4]	900	935
Blackstone CQP Holdco LP, 6.50% 2021[4,5]	24,675	24,783
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[4]	5,975	6,080
California Resources Corp. 8.00% 2022[4]	1,175	962
California Resources Corp., Term Loan B1, (3-month USD-LIBOR + 10.375%) 11.375% 2021[1,2,3]	1,325	1,471
Cheniere Energy, Inc. 7.00% 2024[4]	610	675
Cheniere Energy, Inc. 5.875% 2025[4]	2,175	2,276
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 4.272% 2019[3]	7,445	7,445
Chesapeake Energy Corp. 6.625% 2020	500	502
Chesapeake Energy Corp. 4.875% 2022	4,900	4,434
Chesapeake Energy Corp. 8.00% 2022[4]	2,850	2,996
Chesapeake Energy Corp. 8.00% 2025[4]	6,725	6,750
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 7.50%) 8.553% 2021[1,2,3]	1,350	1,441
Concho Resources Inc. 4.375% 2025	1,525	1,542
CONSOL Energy Inc. 5.875% 2022	14,674	14,582
Crestwood Midstream Partners LP 5.75% 2025[4]	1,625	1,664
DCP Midstream Operating LP 4.95% 2022	5,000	5,075
DCP Midstream Operating LP 3.875% 2023	2,105	2,031
Denbury Resources Inc. 9.00% 2021[4]	1,501	1,591
Diamond Offshore Drilling, Inc. 4.875% 2043	3,385	2,471
Enbridge Energy Partners, LP 4.375% 2020	900	949
Enbridge Energy Partners, LP 5.875% 2025	685	767
Enbridge Energy Partners, LP 7.375% 2045	1,120	1,370
Enbridge Inc., Series A, 6.00% 2077	2,225	2,256
Energy Transfer Partners, LP 7.50% 2020	2,075	2,324
Energy Transfer Partners, LP 5.875% 2024	5,700	6,085
Energy Transfer Partners, LP 5.50% 2027	2,470	2,593
Ensco PLC 5.20% 2025	1,100	960
Ensco PLC 5.75% 2044	4,645	3,507
EP Energy Corp. 8.00% 2024[4]	1,300	1,372
EP Energy Corp. 8.00% 2025[4]	960	898
Extraction Oil & Gas Holdings LLC 7.875% 2021[4]	3,550	3,763
Genesis Energy, LP 6.75% 2022	3,650	3,781
Holly Energy Partners, LP 6.00% 2024[4]	2,185	2,300
Jupiter Resources Inc. 8.50% 2022[4]	3,150	2,622
Kinder Morgan, Inc. 4.30% 2025	1,440	1,473
Murphy Oil Corp. 6.875% 2024	2,325	2,470
American Funds Insurance Series — High-Income Bond Fund — Page 140 of 191

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Murray Energy Corp., Term Loan B2, (3-month USD-LIBOR + 7.25%) 8.397% 2020[1,2,3]	$1,147	$1,114
Murray Energy Corp. 11.25% 2021[4]	3,150	2,449
NGL Energy Partners LP 5.125% 2019	465	468
NGL Energy Partners LP 6.875% 2021	9,940	10,188
NGL Energy Partners LP 7.50% 2023[4]	1,950	2,023
NGL Energy Partners LP 6.125% 2025[4]	3,550	3,461
NGPL PipeCo LLC 7.119% 2017[4]	5,285	5,457
NGPL PipeCo LLC 9.625% 2019[4]	13,810	14,362
NGPL PipeCo LLC 7.768% 2037[4]	925	1,050
Noble Corp. PLC 7.75% 2024	3,850	3,715
Noble Corp. PLC 7.70% 2025	3,135	2,970
Noble Corp. PLC 8.70% 2045	3,450	3,191
ONEOK, Inc. 7.50% 2023	1,250	1,463
Parsley Energy, Inc. 6.25% 2024[4]	500	533
Parsley Energy, Inc. 5.25% 2025[4]	1,375	1,396
Parsley Energy, Inc. 5.375% 2025[4]	2,075	2,111
PDC Energy Inc. 7.75% 2022	3,605	3,812
Peabody Energy Corp. 6.00% 2022[4]	850	849
Peabody Energy Corp. 6.375% 2025[4]	850	845
Peabody Energy Corp., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.50% 2022[1,2,3]	575	575
Petrobras Global Finance Co. 8.375% 2021	3,400	3,855
Petrobras Global Finance Co. 6.125% 2022	1,005	1,056
Petrobras Global Finance Co. 6.25% 2024	1,395	1,435
Petrobras Global Finance Co. 5.625% 2043	2,200	1,826
QGOG Constellation SA 6.25% 2019[4]	6,105	3,846
Range Resources Corp. 4.875% 2025	2,075	1,997
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	2,775	2,896
Rice Energy Inc. 6.25% 2022	900	932
Rice Energy Inc. 7.25% 2023	750	803
Rowan Companies Inc. 7.375% 2025	425	430
Sabine Pass Liquefaction, LLC 5.625% 2021	1,900	2,049
Sabine Pass Liquefaction, LLC 5.75% 2024	2,175	2,374
SM Energy Co. 5.625% 2025	3,125	3,006
SM Energy Co. 6.75% 2026	475	480
Southwestern Energy Co. 4.10% 2022	8,655	8,114
Southwestern Energy Co. 6.70% 2025	2,340	2,328
Summit Midstream Partners LP, Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 2022[1,2,3]	533	544
Sunoco LP 5.50% 2020	2,695	2,725
Sunoco LP 6.25% 2021	6,450	6,611
Targa Resources Partners LP 4.125% 2019	8,150	8,323
Targa Resources Partners LP 6.75% 2024	1,910	2,082
Targa Resources Partners LP 5.125% 2025[4]	375	388
Teekay Corp. 8.50% 2020	15,568	15,490
Tesoro Corp. 4.75% 2023[4]	225	233
Tesoro Corp. 5.125% 2026[4]	775	817
Tesoro Logistics LP 6.125% 2021	170	178
Tesoro Logistics LP 6.25% 2022	450	478
Tesoro Logistics LP 6.375% 2024	1,170	1,272
Tesoro Logistics LP 5.25% 2025	2,350	2,462
Transocean Inc. 8.125% 2021	2,855	2,998
Transocean Inc. 9.00% 2023[4]	3,500	3,754
Transocean Inc. 7.75% 2024[2,4]	1,100	1,188
Weatherford International PLC 7.75% 2021	2,310	2,501
Weatherford International PLC 4.50% 2022	4,140	3,985
American Funds Insurance Series — High-Income Bond Fund — Page 141 of 191

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Weatherford International PLC 8.25% 2023	$4,070	$4,436
Weatherford International PLC 9.875% 2024[4]	3,065	3,563
Weatherford International PLC 6.50% 2036	3,765	3,577
Weatherford International PLC 6.75% 2040	7,980	7,621
Weatherford International PLC 5.95% 2042	700	613
Williams Companies, Inc. 3.70% 2023	4,700	4,641
WPX Energy Inc. 6.00% 2022	800	820
		329,828
Telecommunication services 12.40%
Altice NV 9.875% 2020[4]	850	897
Altice NV 6.50% 2022[4]	1,000	1,051
Altice NV 6.625% 2023[4]	835	871
Altice NV 5.50% 2026[4]	1,300	1,339
CenturyLink, Inc. 7.50% 2024	3,663	3,882
CenturyLink, Inc. 5.625% 2025	725	697
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	10,845	11,184
Cincinnati Bell Inc. 7.00% 2024[4]	2,675	2,812
Colorado Buyer Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 4.00% 2024[1,2,3]	800	806
Colorado Buyer Inc., Term Loan B, (3-month USD-LIBOR + 7.25%) 8.25% 2025[1,2,3]	1,063	1,067
Columbus International Inc. 7.375% 2021[4]	1,800	1,935
Digicel Group Ltd. 8.25% 2020[4]	9,950	8,591
Digicel Group Ltd. 6.00% 2021[4]	950	868
Frontier Communications Corp. 8.50% 2020	3,000	3,176
Frontier Communications Corp. 8.875% 2020	1,625	1,720
Frontier Communications Corp. 8.75% 2022	200	195
Frontier Communications Corp. 10.50% 2022	6,780	6,899
Frontier Communications Corp. 11.00% 2025	8,812	8,586
Inmarsat PLC 4.875% 2022[4]	5,400	5,373
Inmarsat PLC 6.50% 2024[4]	3,700	3,843
Intelsat Jackson Holding Co. 7.25% 2019	8,490	8,140
Intelsat Jackson Holding Co. 7.25% 2020	6,825	6,253
Intelsat Jackson Holding Co. 5.50% 2023	1,700	1,405
Level 3 Communications, Inc. 5.125% 2023	2,150	2,204
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 9.75% 2020 (100% PIK)[1,2,3,6]	23,468	22,858
MetroPCS Wireless, Inc. 6.25% 2021	11,650	12,014
MetroPCS Wireless, Inc. 6.625% 2023	3,950	4,225
Neptune Finco Corp. (Altice NV) 10.125% 2023[4]	1,925	2,238
Neptune Finco Corp. (Altice NV) 6.625% 2025[4]	2,025	2,207
Numericable Group SA 6.00% 2022[4]	1,290	1,342
Numericable Group SA 7.375% 2026[4]	3,325	3,437
SoftBank Group Corp. 4.50% 2020[4]	8,725	8,998
SoftBank Group Corp. 3.36% 2023[2,4]	3,115	3,123
Sprint Corp. 8.375% 2017	625	640
Sprint Corp. 6.90% 2019	775	829
Sprint Corp. 7.25% 2021	3,740	4,047
Sprint Corp. 11.50% 2021	5,355	6,747
Sprint Corp. 7.875% 2023	2,755	3,058
Sprint Corp. 7.125% 2024	600	642
Sprint Corp. 6.875% 2028	2,525	2,673
T-Mobile US, Inc. 6.731% 2022	2,000	2,078
T-Mobile US, Inc. 6.00% 2024	1,600	1,710
T-Mobile US, Inc. 6.375% 2025	3,025	3,267
T-Mobile US, Inc. 6.50% 2026	925	1,015
American Funds Insurance Series — High-Income Bond Fund — Page 142 of 191

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Trilogy International Partners, LLC 13.375% 2019[4]	$10,825	$10,987
Wind Acquisition SA 4.75% 2020[4]	1,375	1,404
Wind Acquisition SA 7.375% 2021[4]	17,325	18,061
Windstream Holdings, Inc. 7.75% 2021	10,815	10,707
Windstream Holdings, Inc. 7.50% 2022	1,650	1,609
Zayo Group Holdings, Inc. 6.00% 2023	1,950	2,069
Zayo Group Holdings, Inc. 6.375% 2025	1,825	1,977
Zayo Group Holdings, Inc. 5.75% 2027[4]	550	582
Ziggo Bond Finance BV 5.50% 2027[4]	7,175	7,192
		225,530
Health care 11.54%
Alere Inc. 6.50% 2020	660	668
Centene Corp. 5.625% 2021	3,555	3,730
Centene Corp. 4.75% 2022	10,715	11,063
Centene Corp. 6.125% 2024	2,150	2,314
Centene Corp. 4.75% 2025	5,025	5,066
Change Healthcare Holdings, LLC (3-month USD-LIBOR + 2.75%) 3.75% 2024[1,2,3]	2,000	2,006
Change Healthcare Holdings, LLC 5.75% 2025[4]	2,000	2,057
Community Health Systems Inc. 5.125% 2021	1,760	1,747
Community Health Systems Inc. 6.25% 2023	5,675	5,810
Concordia Healthcare Corp, Term Loan B, (3-month USD-LIBOR + 4.25%) 5.25% 2021[1,2,3]	2,289	1,614
Concordia Healthcare Corp. 9.00% 2022[4]	1,500	1,089
Concordia Healthcare Corp. 9.50% 2022[4]	6,940	1,561
Concordia Healthcare Corp. 7.00% 2023[4]	5,765	1,139
DaVita HealthCare Partners Inc. 5.00% 2025	3,240	3,238
DJO Finance LLC 10.75% 2020	4,550	3,720
DJO Finance LLC 8.125% 2021[4]	7,060	6,125
Endo Finance LLC & Endo Finco Inc. 5.375% 2023[4]	600	521
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[4]	3,085	2,715
Endo Finance LLC & Endo Finco Inc. 6.00% 2025[4]	4,125	3,537
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	3,665	3,353
HCA Inc. 6.50% 2020	650	713
HCA Inc. 5.00% 2024	4,200	4,415
HCA Inc. 5.25% 2026	1,975	2,074
HCA Inc. 5.875% 2026	1,455	1,540
HCA Inc. 4.50% 2027	2,025	2,030
Healthsouth Corp. 5.75% 2024	1,275	1,291
Healthsouth Corp. 5.75% 2025	5,520	5,541
IMS Health Holdings, Inc. 5.00% 2026[4]	1,600	1,610
inVentiv Health, Inc. 7.50% 2024[4]	1,550	1,602
inVentiv Health, Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.804% 2023[1,2,3]	798	802
Kindred Healthcare, Inc. 8.00% 2020	900	919
Kindred Healthcare, Inc. 8.75% 2023	1,000	1,006
Kinetic Concepts, Inc. 7.875% 2021[4]	990	1,052
Kinetic Concepts, Inc. 12.50% 2021[4]	11,113	12,363
Mallinckrodt PLC 4.875% 2020[4]	6,360	6,400
Mallinckrodt PLC 5.625% 2023[4]	1,955	1,867
MEDNAX, Inc. 5.25% 2023[4]	1,975	2,019
Molina Healthcare, Inc. 5.375% 2022	10,615	11,033
Prestige Brands International Inc. 6.375% 2024[4]	900	949
Quintiles Transnational Corp. 4.875% 2023[4]	2,075	2,114
RegionalCare Hospital Partners Holdings, Inc. 8.25% 2023[4]	1,638	1,756
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)[1,2,3,6,7,8]	6,179	6,148
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 5.50% 2018[1,2,3,7,8]	$2,992	$2,977
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 10.00% 2019[1,2,3,7,8]	2,300	2,288
Tenet Healthcare Corp. 4.375% 2021	3,705	3,724
Tenet Healthcare Corp. 7.50% 2022[4]	1,925	2,084
Tenet Healthcare Corp. 6.75% 2023	1,060	1,044
Tenet Healthcare Corp., First Lien, 4.75% 2020	6,300	6,468
Tenet Healthcare Corp., First Lien, 6.00% 2020	8,385	8,888
Tenet Healthcare Corp., First Lien, 4.50% 2021	1,355	1,362
Valeant Pharmaceuticals International Inc. 5.50% 2023[4]	1,675	1,298
Vizient Inc. 10.375% 2024[4]	1,960	2,242
VPI Escrow Corp. 6.75% 2018[4]	2,666	2,676
VPI Escrow Corp. 6.375% 2020[4]	18,665	16,985
VPI Escrow Corp. 7.50% 2021[4]	575	506
VPI Escrow Corp. 6.50% 2022[4]	1,950	2,011
VPI Escrow Corp. 7.00% 2024[4]	2,400	2,469
VRX Escrow Corp. 5.375% 2020[4]	5,200	4,673
VRX Escrow Corp. 7.25% 2022[4]	1,150	986
VRX Escrow Corp. 5.875% 2023[4]	4,435	3,465
VRX Escrow Corp. 6.125% 2025[4]	13,920	10,771
WellCare Health Plans, Inc. 5.25% 2025	800	827
		210,061
Materials 10.93%
AK Steel Holding Corp. 7.625% 2020	250	255
AK Steel Holding Corp. 7.625% 2021	1,150	1,196
AK Steel Holding Corp. 7.00% 2027	2,875	2,879
Aleris International, Inc. 7.875% 2020	2,005	1,990
Aleris International, Inc. 9.50% 2021[4]	3,505	3,785
ArcelorMittal 10.60% 2019	1,550	1,829
ArcelorMittal 7.50% 2041	10,980	12,325
Ardagh Packaging Finance 6.75% 2021[4]	790	821
Ardagh Packaging Finance 4.25% 2022[4]	1,600	1,620
Ardagh Packaging Finance 6.00% 2025[4]	2,050	2,078
Ashland Inc. 5.50% 2024[4]	835	879
Avantor Chemical (3-month USD-LIBOR + 4.00%) 5.00% 2024[1,2,3]	912	920
Avantor Chemical (3-month USD-LIBOR + 8.25%) 9.25% 2025[1,2,3]	1,273	1,279
Ball Corp. 4.375% 2020	2,000	2,103
BHP Billiton Finance Ltd. 6.25% 2075[4]	1,395	1,514
BWAY Holding Co., 7.25% 2025[4]	1,700	1,704
CEMEX SAB de CV 6.50% 2019[4]	378	400
CEMEX SAB de CV 7.75% 2026[4]	1,725	1,945
CF Industries, Inc. 4.50% 2026[4]	1,730	1,761
CF Industries, Inc. 4.95% 2043	5,345	4,543
Chemours Co. 6.625% 2023	6,210	6,614
Chemours Co. 7.00% 2025	6,490	7,019
Cliffs Natural Resources Inc. 8.25% 2020[4]	13,425	14,549
Cliffs Natural Resources Inc. 5.75% 2025[4]	7,775	7,561
Cliffs Natural Resources Inc. 6.25% 2040	200	163
First Quantum Minerals Ltd. 7.00% 2021[4]	17,638	18,255
First Quantum Minerals Ltd. 7.25% 2022[4]	2,930	3,029
First Quantum Minerals Ltd. 7.50% 2025[4]	9,750	9,872
Flex Acquisition Company, Inc. 6.875% 2025[4]	2,200	2,249
FMG Resources 9.75% 2022[4]	10,405	11,979
Freeport-McMoRan Inc. 6.50% 2020[4]	2,600	2,671
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Freeport-McMoRan Inc. 3.55% 2022	$5,090	$4,746
Freeport-McMoRan Inc. 6.75% 2022[4]	1,350	1,391
Freeport-McMoRan Inc. 3.875% 2023	500	462
Freeport-McMoRan Inc. 6.875% 2023[4]	1,000	1,038
Freeport-McMoRan Inc. 5.40% 2034	1,700	1,488
Georgia Gulf Corp. 4.625% 2021	3,325	3,436
Georgia Gulf Corp. 4.875% 2023	800	837
Hexion Inc. 6.625% 2020	650	600
Hexion Inc. 10.375% 2022[4]	1,450	1,450
Huntsman International LLC 4.875% 2020	4,070	4,263
Kraton Corp. 7.00% 2025[4]	2,000	2,035
Novelis Corp. 6.25% 2024[4]	1,195	1,249
Novelis Corp. 5.875% 2026[4]	3,050	3,119
Olin Corp. 5.125% 2027	1,925	1,962
Owens-Illinois, Inc. 5.00% 2022[4]	560	578
Owens-Illinois, Inc. 5.875% 2023[4]	3,310	3,509
Owens-Illinois, Inc. 6.375% 2025[4]	2,125	2,275
Platform Specialty Products Corp. 10.375% 2021[4]	3,682	4,105
Rayonier Advanced Materials Inc. 5.50% 2024[4]	3,540	3,204
Reynolds Group Inc. 5.75% 2020	6,270	6,458
Reynolds Group Inc. 7.00% 2024[4]	1,755	1,882
Ryerson Inc. 11.00% 2022[4]	10,682	12,044
Summit Materials, Inc. 6.125% 2023	350	359
Tembec Industries Inc. 9.00% 2019[4]	350	361
United States Steel Corp. 7.375% 2020	800	864
Vale Overseas Ltd. 5.875% 2021	1,325	1,423
Vale Overseas Ltd. 6.875% 2039	1,530	1,644
Vale SA 5.625% 2042	550	522
Zekelman Industries Inc. 9.875% 2023[4]	1,115	1,249
Zekelman Industries Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.906% 2021[1,2,3]	496	504
		198,844
Consumer discretionary 10.91%
Adient Global Holdings Ltd. 4.875% 2026[4]	225	221
American Axle & Manufacturing Holdings, Inc. 6.50% 2027[4]	2,725	2,723
Boyd Gaming Corp. 6.875% 2023	1,455	1,573
Boyd Gaming Corp. 6.375% 2026	1,875	2,011
Bright Bidco B.V., Term Loan, (3-month USD-LIBOR + 4.50%) 5.50% 2024[1,2,3]	2,400	2,430
Brinker International, Inc. 5.00% 2024[4]	2,250	2,228
Burger King Corp. 4.625% 2022[4]	1,500	1,539
Burger King Corp. 6.00% 2022[4]	4,125	4,290
Cablevision Systems Corp. 7.75% 2018	375	392
Cablevision Systems Corp. 6.75% 2021	6,025	6,548
Cablevision Systems Corp. 5.50% 2027[4]	2,350	2,394
CBS Outdoor Americas Inc. 5.25% 2022	500	519
CBS Outdoor Americas Inc. 5.625% 2024	400	420
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	1,000	1,058
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2025[4]	550	566
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[4]	2,600	2,697
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[4]	10,445	10,993
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[4]	1,700	1,716
Cedar Fair, LP 5.375% 2024	1,810	1,864
Cengage Learning Acquisitions, Inc., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.25% 2023[1,2,3]	2,292	2,195
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	13,463	13,631
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Cumulus Media Holdings Inc. 7.75% 2019	$2,630	$934
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.25% 2020[1,2,3]	918	689
DISH DBS Corp. 7.875% 2019	800	884
DISH DBS Corp. 5.875% 2022	1,050	1,106
DISH DBS Corp. 7.75% 2026	400	466
Dollar Tree Inc. 5.25% 2020	325	335
Dollar Tree Inc. 5.75% 2023	625	669
Gannett Co., Inc. 5.125% 2019	915	938
Gannett Co., Inc. 4.875% 2021[4]	70	71
Hilton Worldwide Holdings Inc. 4.25% 2024[4]	675	670
iHeartCommunications, Inc. 9.00% 2019	9,685	8,269
iHeartCommunications, Inc. 10.625% 2023	515	402
iHeartCommunications, Inc., Term Loan D, (3-month USD-LIBOR + 6.75%) 7.732% 2019[1,2,3]	4,350	3,755
International Game Technology 6.25% 2022[4]	200	215
Limited Brands, Inc. 6.625% 2021	875	959
Limited Brands, Inc. 6.875% 2035	8,760	8,497
Loral Space & Communications Inc. 8.875% 2024[4]	1,225	1,348
McClatchy Co. 9.00% 2022	1,975	2,059
McGraw-Hill Global Education Holdings, LLC 7.875% 2024[4]	225	219
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 5.00% 2022[1,2,3]	1,667	1,652
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	2,510	2,642
Melco Crown Entertainment Ltd. 5.875% 2019[4]	1,750	1,824
Melco Crown Entertainment Ltd. 5.00% 2021[4]	1,700	1,729
MGM Growth Properties LLC 5.625% 2024	1,525	1,617
MGM Resorts International 8.625% 2019	1,225	1,351
MGM Resorts International 7.75% 2022	750	867
MGM Resorts International 6.00% 2023	5,500	5,933
MHGE Parent LLC/Finance 8.50% 2019[4,6]	2,050	2,060
Michaels Stores, Inc. 5.875% 2020[4]	850	875
Mohegan Tribal Gaming Authority 7.875% 2024[4]	1,600	1,628
NBCUniversal Enterprise, Inc. 5.25% 2049[4]	835	879
Needle Merger Sub Corp. 8.125% 2019[4]	2,429	2,429
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	550	334
Neiman Marcus Group LTD Inc. 8.75% 2021[4,6]	3,170	1,799
Neiman Marcus, Term Loan B, (3-month USD-LIBOR + 3.25%) 4.25% 2020[1,2,3]	3,527	2,847
Netflix, Inc. 5.75% 2024	1,855	1,987
Newell Rubbermaid Inc. 5.00% 2023	675	724
PETCO Animal Supplies, Inc., Term Loan B1, (3-month USD-LIBOR + 3.25%) 4.287% 2023[1,2,3]	730	690
Petsmart Inc., Term Loan B-2, (3-month USD-LIBOR + 3.00%) 4.02% 2022[1,2,3]	1,600	1,534
Petsmart, Inc. 7.125% 2023[4]	4,655	4,434
Playa Resorts Holding BV 8.00% 2020[4]	2,500	2,641
Playa Resorts Holding BV, Term Loan B, (3-month USD-LIBOR + 3.00%) 4.04% 2019[1,2,3]	869	872
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 6.125% 2021[4]	2,100	2,142
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	3,060	3,071
Schaeffler Finance BV 4.25% 2021[4]	850	866
Schaeffler Verwaltungs 4.50% 2023[4,6]	1,702	1,687
Scientific Games Corp. 7.00% 2022[4]	2,475	2,651
Sotheby’s Holdings, Inc. 5.25% 2022[4]	2,340	2,381
Tenneco Inc. 5.00% 2026	575	565
TI Automotive Ltd. 8.75% 2023[4]	4,770	5,084
Uber Technologies, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 5.00% 2023[1,2,3]	4,060	4,062
Univision Communications Inc. 6.75% 2022[4]	500	526
Univision Communications Inc. 5.125% 2023[4]	2,975	2,975
Univision Communications Inc., Term Loan C5, (3-month USD-LIBOR + 2.75%) 3.75% 2024[1,2,3]	72	72
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Warner Music Group 5.625% 2022[4]	$2,114	$2,196
Warner Music Group 5.00% 2023[4]	2,520	2,555
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	2,965	3,043
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[4]	3,393	3,347
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[4]	7,850	7,997
Wynn Macau, Ltd. 5.25% 2021[4]	8,825	9,024
YUM! Brands, Inc. 5.00% 2024[4]	2,420	2,477
ZF Friedrichshafen AG 4.50% 2022[4]	1,020	1,066
ZF Friedrichshafen AG 4.75% 2025[4]	2,685	2,789
		198,417
Industrials 7.85%
ADT Corp. 3.50% 2022	2,150	2,069
AECOM Technology Corp. 5.125% 2027[4]	2,325	2,337
Aircastle Ltd. 5.00% 2023	2,025	2,136
Allison Transmission Holdings, Inc. 5.00% 2024[4]	2,800	2,835
American Airlines, Inc., 5.50% 2019[4]	500	519
American Builders & Contractors Supply Co. Inc. 5.75% 2023[4]	2,325	2,424
ARAMARK Corp. 5.125% 2024	825	867
Associated Materials, LLC 9.00% 2024[4]	11,150	11,875
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[4]	3,225	3,366
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[4]	2,900	3,023
Builders FirstSource, Inc. 10.75% 2023[4]	3,410	3,981
Builders FirstSource, Inc. 5.625% 2024[4]	4,835	4,926
CEVA Group PLC 9.00% 2021[4]	1,700	1,215
CEVA Logistics U.S. Holdings Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.539% 2021[1,2,3]	595	526
Cloud Crane LLC, 10.125% 2024[4]	1,175	1,257
Constellis Holdings 9.75% 2020[4]	410	441
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[2]	36	38
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	195	207
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[2]	3	3
Corporate Risk Holdings LLC 9.50% 2019[4]	12,782	13,581
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[4,6,7,8]	1,307	1,425
Covanta Holding Corp. 5.875% 2025	2,205	2,215
DAE Aviation Holdings, Inc. 10.00% 2023[4]	6,685	7,203
Deck Chassis Acquisition Inc. 10.00% 2023[4]	3,540	3,797
Euramax International, Inc. 12.00% 2020[4]	4,975	5,472
FBM Finance, Inc. 8.25% 2021[4]	2,290	2,439
Gates Global LLC 6.00% 2022[4]	1,850	1,892
Gates Global LLC, Term Loan B, (3-month USD-LIBOR + 3.25%) 4.397% 2021[1,2,3]	993	996
Hardwoods Acquisition Inc 7.50% 2021[4]	3,375	3,021
HD Supply, Inc. 5.75% 2024[4]	2,450	2,583
HDTFS Inc. 5.875% 2020	4,325	4,163
HDTFS Inc. 5.50% 2024[4]	3,275	2,862
IHS Markit Ltd. 4.75% 2025[4]	1,250	1,291
KLX Inc. 5.875% 2022[4]	575	595
LMI Aerospace Inc. 7.375% 2019	3,755	3,915
LSC Communications, Inc. 8.75% 2023[4]	4,180	4,305
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 2022[1,2,3,7]	1,980	2,010
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	5,425	4,760
Ply Gem Industries, Inc. 6.50% 2022	2,675	2,787
Prime Security Services Borrower, LLC 9.25% 2023[4]	4,350	4,780
PrimeSource Building Products Inc 9.00% 2023[4]	171	175
R.R. Donnelley & Sons Co. 7.875% 2021	4,125	4,455
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
R.R. Donnelley & Sons Co. 6.50% 2023	$3,600	$3,510
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	4,395	3,725
Terex Corp. 5.625% 2025[4]	2,000	2,032
TRAC Intermodal 11.00% 2019	100	106
TransDigm Inc. 5.50% 2020	1,525	1,535
TransDigm Inc. 6.50% 2025	1,200	1,213
United Rentals, Inc. 7.625% 2022	464	484
United Rentals, Inc. 5.875% 2026	225	235
Virgin Australia Holdings Ltd. 8.50% 2019[4]	2,675	2,825
Virgin Australia Holdings Ltd. 7.875% 2021[4]	800	832
Watco Companies 6.375% 2023[4]	395	403
XPO Logistics, Inc. 6.125% 2023[4]	1,200	1,252
		142,919
Information technology 6.70%
Alcatel-Lucent USA Inc. 6.45% 2029	1,800	1,989
Blackboard Inc. 9.75% 2021[4]	25	25
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 6.023% 2021[1,2,3]	1,694	1,693
BMC Software, Inc. 9.00% 2019[4,6]	1,550	1,554
BMC Software, Inc. 8.125% 2021[4]	9,015	9,128
BMC Software, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 5.00% 2020[1,2,3]	5,663	5,676
Camelot Finance SA 7.875% 2024[4]	3,935	4,181
Camelot Finance SA, Term Loan B, (3-month USD-LIBOR + 3.75%) 4.75% 2023[1,2,3]	1,251	1,257
Cardtronics Inc 5.50% 2025[4]	3,000	3,045
CCC Information Services Inc., Term Loan (3-month USD-LIBOR + 6.75%) 7.75% 2025[1,2,3]	675	670
CDW Corp. 5.00% 2025	1,450	1,481
Dell Inc. 8.35% 2046[4]	655	853
EchoStar Corp. 6.625% 2026[4]	4,900	5,022
Ellucian, Inc. 9.00% 2023[4]	1,125	1,187
First Data Corp. 5.375% 2023[4]	2,775	2,896
First Data Corp. 7.00% 2023[4]	9,255	9,949
First Data Corp. 5.00% 2024[4]	2,525	2,579
First Data Corp. 5.75% 2024[4]	1,525	1,579
Gartner, Inc. 5.125% 2025[4]	3,225	3,293
Genesys Telecommunications Laboratories, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 5.025% 2023[1,2,3]	2,793	2,816
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[4]	2,700	2,943
Gogo Inc. 12.50% 2022[4]	10,825	12,259
Hughes Satellite Systems Corp. 7.625% 2021	1,500	1,659
Infor (US), Inc. 5.75% 2020[4]	2,200	2,296
Infor (US), Inc. 6.50% 2022	3,275	3,382
JDA Software Group, Inc. 7.375% 2024[4]	1,600	1,672
JDA Software Group, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 4.50% 2023[1,2,3]	698	703
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 5.034% 2023[1,2,3]	748	753
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.284% 2024[1,2,3]	9,095	9,403
Micron Technology, Inc. 7.50% 2023[4]	1,075	1,203
NXP BV and NXP Funding LLC 4.125% 2020[4]	1,000	1,041
NXP BV and NXP Funding LLC 4.125% 2021[4]	250	260
PE Cortes NP Holdings LLC 12.00% 2022[4,6]	1,450	1,520
PE Cortes NP Holdings LLC 9.25% 2024[4]	1,675	1,801
PTC Inc. 6.00% 2024	1,600	1,708
Qorvo, Inc. 7.00% 2025	3,750	4,162
Solera Holdings, Inc. 10.50% 2024[4]	5,025	5,765
Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.25% 2023[1,2,3]	1,008	1,014
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Symantec Corp 5.00% 2025[4]	$3,825	$3,919
Western Digital Corp. 7.375% 2023[4]	2,480	2,725
Western Digital Corp. 10.50% 2024	750	885
		121,946
Financials 4.63%
Ally Financial Inc. 8.00% 2020	1,915	2,154
Ally Financial Inc. 5.125% 2024	1,700	1,753
Bank of America Corp., Series AA, 6.10% (undated)	911	966
Bank of America Corp., Series K, junior subordinated 8.00% noncumulative (undated)	1,575	1,624
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	2,200	2,296
BNP Paribas, Contingent Convertible, 7.625% (undated)	485	516
Carlyle Group LP, Term Loan B1, (3-month USD-LIBOR + 3.00%) 4.147% 2024[1,2,3]	1,600	1,610
Carlyle Group LP 6.25% 2025[4]	1,100	1,117
CIT Group Inc. 4.25% 2017	750	758
CIT Group Inc. 3.875% 2019	14,910	15,329
Citigroup Inc., Series T, 6.25% (undated)	1,263	1,364
Credit Agricole SA 8.375% (undated)[4]	2,975	3,321
Fortress Investment Group LLC 6.75% 2022[4]	2,050	2,048
General Motors Acceptance Corp. 7.50% 2020	1,945	2,189
Icahn Enterprises Finance Corp. 6.25% 2022[4]	2,050	2,086
International Lease Finance Corp. 8.25% 2020	875	1,035
iStar Financial Inc. 4.00% 2017	5,625	5,653
iStar Financial Inc. 4.875% 2018	925	934
iStar Financial Inc., Series B, 9.00% 2017	1,980	2,003
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	3,370	3,496
Liberty Mutual Group Inc., Series A, 7.80% 2087[4]	1,200	1,383
MetLife, Inc. 9.25% 2068[4]	300	415
MetLife Inc., junior subordinated 10.75% 2069	500	774
MGIC Investment Corp. 5.75% 2023	2,125	2,247
Navient Corp. 4.875% 2019	8,050	8,261
Navient Corp. 6.50% 2022	1,950	1,970
Navient Corp. 5.50% 2023	3,935	3,773
OneMain Financial Holdings, LLC 6.75% 2019[4]	930	975
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)	1,195	1,338
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[4]	1,265	1,430
Société Générale, Contingent Convertible, 7.375% (undated)	230	234
Springleaf Finance Corp. 8.25% 2020	1,175	1,287
Starwood Property Trust, Inc. 5.00% 2021[4]	2,150	2,236
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	2,810	2,929
ZFS Finance (USA) Trust V, junior subordinated, 6.50% 2067[4]	2,675	2,678
		84,182
Utilities 3.51%
AES Corp. 8.00% 2020	2,175	2,507
AES Corp. 7.375% 2021	3,775	4,285
AES Corp. 4.875% 2023	960	960
AES Corp. 5.50% 2024	2,915	2,973
AES Corp. 7.75% 2024[4]	1,750	1,768
AES Corp. 5.50% 2025	4,975	5,062
AES Corp. 6.00% 2026	5,115	5,320
AmeriGas Partners, LP 5.50% 2025	2,000	1,995
Calpine Corp. 6.00% 2022[4]	425	445
Calpine Corp. 5.375% 2023	2,435	2,478
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Calpine Corp. 5.875% 2024[4]	$570	$603
Calpine Corp. 5.75% 2025	1,385	1,381
Calpine Corp. 5.25% 2026[4]	1,775	1,811
Dynegy Finance Inc. 6.75% 2019	1,795	1,853
Dynegy Finance Inc. 7.375% 2022	2,735	2,721
Dynegy Finance Inc. 7.625% 2024	260	249
Emera Inc. 6.75% 2076	3,700	4,056
Enel Società per Azioni 8.75% 2073[4]	3,200	3,688
NRG Energy, Inc. 6.25% 2022	4,635	4,762
NRG Energy, Inc. 7.25% 2026	1,000	1,035
NRG Energy, Inc. 6.625% 2027[4]	5,300	5,313
Talen Energy Corp. 4.625% 2019[4]	7,220	7,401
TEX Operations Co. LLC, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.732% 2023[1,2,3]	1,015	1,014
TEX Operations Co. LLC, Term Loan C, (3-month USD-LIBOR + 2.75%) 3.732% 2023[1,2,3]	232	232
		63,912
Real estate 2.75%
Communications Sales & Leasing, Inc. 6.00% 2023[4]	4,270	4,441
Communications Sales & Leasing, Inc. 8.25% 2023	4,398	4,662
Communications Sales & Leasing, Inc. 7.125% 2024[4]	1,975	2,010
Crescent Resources 8.875% 2021[4]	1,275	1,332
CyrusOne Inc., 5.00% 2024[4]	2,125	2,189
Equinix, Inc. 5.75% 2025	275	292
Equinix, Inc. 5.875% 2026	1,725	1,839
Equinix, Inc. 5.375% 2027	6,850	7,090
Gaming and Leisure Properties, Inc. 4.375% 2021	200	206
Gaming and Leisure Properties, Inc. 5.375% 2026	920	952
Howard Hughes Corp. 5.375% 2025[4]	3,200	3,176
Iron Mountain Inc. 5.75% 2024	5,975	6,124
iStar Financial Inc. 5.00% 2019	4,300	4,354
Realogy Corp. 4.50% 2019[4]	5,025	5,182
Realogy Corp. 5.25% 2021[4]	925	967
Realogy Corp. 4.875% 2023[4]	3,550	3,497
SBA Communications Corp. 4.875% 2024[4]	1,750	1,732
		50,045
Consumer staples 1.68%
B&G Foods, Inc. 5.25% 2025	2,175	2,199
BJ’s Wholesale Club, Term Loan B, (3-month USD-LIBOR + 3.75%) 4.75% 2024[1,2,3]	6,085	5,963
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 8.50% 2025[1,2,3]	3,335	3,264
Chobani, LLC, Term Loan B, (3-month USD-LIBOR + 4.25%) 5.25% 2023[1,2,3]	550	556
Chobani, LLC 7.50% 2025[4]	3,255	3,349
Dole Food Co. Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 4.00% 2024[1,2,3]	1,625	1,637
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 6.482% 2023[1,2,3]	4,925	4,918
Kronos Acquisition Holdings Inc. 9.00% 2023[4]	2,075	2,117
Post Holdings, Inc. 7.75% 2024[4]	1,350	1,495
Post Holdings, Inc. 8.00% 2025[4]	1,550	1,748
Reynolds American Inc. 5.85% 2045	1,250	1,474
Vector Group Ltd. 6.125% 2025[4]	1,750	1,792
		30,512
Total corporate bonds & notes		1,656,196
American Funds Insurance Series — High-Income Bond Fund — Page 150 of 191

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes 1.09% U.S. Treasury 1.09%	Principal amount (000)	Value (000)
U.S. Treasury 1.00% 2018	$10,000	$9,966
U.S. Treasury 1.375% 2020[9]	10,000	9,948
Total U.S. Treasury bonds & notes		19,914
Asset-backed obligations 0.35%
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[2]	750	758
Babson CLO Ltd., Series 2012-2A, Class A1R, CLO, (3-month USD-LIBOR + 1.24%) 2.279% 2023[2,3,4]	467	467
Madison Park Funding Ltd., CLO, Series 2012-9A, Class AR, (3-month USD-LIBOR + 1.29%) 2.329% 2022[2,3,4]	2,142	2,143
Magnetite CLO Ltd., Series 2014-9A, Class A1, (3-month USD-LIBOR + 1.42%) 2.458% 2026[2,3,4]	2,550	2,554
Marine Park CLO Ltd., Series 2012-1A, Class A1AR, CLO, (3-month USD-LIBOR + 1.28%) 2.332% 2023[2,3,4]	365	365
		6,287
Bonds & notes of governments & government agencies outside the U.S. 0.24%
Argentine Republic 21.20% 2018	ARS38,500	2,622
Argentine Republic 18.20% 2021	12,500	873
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 21.188% 2022[3]	13,750	918
		4,413
Total bonds, notes & other debt instruments (cost: $1,644,921,000)		1,686,810
Convertible bonds 0.45% Financials 0.12%
Banco Bilbao Vizcaya Argentaria, SA, contingent convertible, 6.75% (undated)	€2,000	2,139
Consumer discretionary 0.10%
DISH DBS Corp. 3.375% 2026[4]	$1,435	1,741
Energy 0.03%
Chesapeake Energy Corp. 5.50% 2026[4]	540	562
Miscellaneous 0.20%
Other convertible bonds in initial period of acquisition		3,724
Total convertible bonds (cost: $7,850,000)		8,166
Convertible stocks 0.83% Industrials 0.14%	Shares
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.158%[5,7,10]	4,788	1,915
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.158%[5,7,10]	2,212	608
		2,523
Energy 0.11%
Southwestern Energy Co., Series B, 6.25% convertible preferred 2018	41,760	826
Kinder Morgan Inc., Series A, depository share, convertible preferred 2018	14,000	698
Anadarko Petroleum Corp. 7.50% convertible preferred 2018, units	13,400	583
		2,107
Utilities 0.08%
Dominion Resources, Inc., convertible preferred, Series A, units	28,927	1,463
American Funds Insurance Series — High-Income Bond Fund — Page 151 of 191

unaudited
Convertible stocks Telecommunication services 0.03%	Shares	Value (000)
Frontier Communications Corp., Series A, convertible preferred	10,000	$493
Real estate 0.02%
American Tower Corp. REIT, Series A, convertible preferred	4,000	457
Miscellaneous 0.45%
Other convertible stocks in initial period of acquisition		8,163
Total convertible stocks (cost: $20,547,000)		15,206
Common stocks 0.74% Materials 0.20%
Warrior Met Coal, LLC, Class B4,7	8,325	2,706
Warrior Met Coal, LLC, Class A4,7	2,803	911
		3,617
Information technology 0.16%
Corporate Risk Holdings I, Inc.[7,8,10]	218,504	2,943
Corporate Risk Holdings Corp.[7,8,10]	1,104	—
		2,943
Telecommunication services 0.10%
NII Holdings, Inc.[10]	1,325,555	1,723
Health care 0.09%
Rotech Healthcare Inc.[7,8,10]	201,793	1,627
Energy 0.08%
Ascent Resources - Utica, LLC, Class A7,8,10	6,297,894	1,411
Southwestern Energy Co.[10]	8,859	72
		1,483
Industrials 0.07%
CEVA Group PLC[5,7,10]	5,622	1,349
Atrium Corp.[4,7,8,10]	361	1
		1,350
Consumer discretionary 0.00%
Adelphia Recovery Trust, Series Arahova[7,8,10]	388,601	2
Adelphia Recovery Trust, Series ACC-1[7,8,10]	449,306	—
		2
Miscellaneous 0.04%
Other common stocks in initial period of acquisition		669
Total common stocks (cost: $36,862,000)		13,414
American Funds Insurance Series — High-Income Bond Fund — Page 152 of 191

unaudited
Rights & warrants 0.00% Utilities 0.00%	Shares	Value (000)
Vistra Energy Corp., rights[4,7,10,11]	41,035	$47
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		—
Total rights & warrants (cost: $66,000)		47
Short-term securities 3.57% Commercial paper 2.74%	Principal amount (000)
General Electric Co. 0.83% due 4/3/2017	$10,400	10,399
Merck & Co. Inc. 0.82% due 4/12/2017[4]	6,500	6,498
United Parcel Service Inc. 0.82% due 5/15/2017[4]	15,000	14,984
Wal-Mart Stores, Inc. 0.68% - 0.81% due 4/11/2017 - 4/12/2017[4]
		49,877
Federal agency discount notes 0.83%
Federal Home Loan Bank 0.57% due 4/5/2017	15,000	14,999
Total short-term securities (cost: $64,878,000)		64,876
Total investment securities 98.30% (cost: $1,775,124,000)		1,788,519
Other assets less liabilities 1.70%		30,948
Net assets 100.00%		$1,819,467
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation at 3/31/2017 (000)
3-month USD-LIBOR	2.0745%	11/21/2026	$18,600	$486	$—	$486
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2017 (000)	Upfront payments (000)	Unrealized appreciation at 3/31/2017 (000)
CDX.NA.HY.28	5.00%/Quarterly	6/20/2022	$29,400	$(2,117)	$(2,150)	$33
American Funds Insurance Series — High-Income Bond Fund — Page 153 of 191

unaudited
Centrally cleared credit default swaps on credit indices — sell protection
Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 3/31/2017 (000)	Upfront receipts (000)	Unrealized appreciation at 3/31/2017 (000)
5.00%/Quarterly	CDX.NA.HY.26	6/20/2021	$9,900	$845	$202	$643
5.00%/Quarterly	CDX.NA.HY.27	12/20/2021	9,900	779	467	312
					$669	$955
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $122,226,000, which represented 6.72% of the net assets of the fund.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $868,431,000, which represented 47.73% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $33,388,000, which represented 1.84% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,369,000, which represented .08% of the net assets of the fund.
[10]	Security did not produce income during the last 12 months.
[11]	Purchased on a TBA basis.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$24,675	$24,783	1.36%
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.158%	5/2/2013	4,855	1,915.11
CEVA Group PLC	3/10/2010-5/2/2013	6,128	1,349.07
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.158%	3/10/2010-8/22/2014	2,214	608.03
Total private placement securities		$ 37,872	$ 28,655	1.57%

Key to abbreviations and symbols
ARS = Argentine pesos
CLO = Collateralized Loan Obligations
€ = Euros
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — High-Income Bond Fund — Page 154 of 191

Mortgage Fund
Investment portfolio
March 31, 2017
unaudited
Bonds, notes & other debt instruments 98.19% Mortgage-backed obligations 67.61% Federal agency mortgage-backed obligations 59.79%	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2036[1]	$5,666	$6,011
Fannie Mae 4.00% 2036[1]	658	698
Fannie Mae 4.00% 2036[1]	523	555
Fannie Mae 5.00% 2036[1]	198	207
Fannie Mae 4.00% 2047[1,2]	55,000	57,582
Freddie Mac 5.00% 2034[1]	1,875	2,060
Freddie Mac 4.00% 2036[1]	6,701	7,113
Freddie Mac 4.00% 2036[1]	1,340	1,423
Freddie Mac 3.50% 2045[1]	10,985	11,331
Freddie Mac 4.00% 2047[1,2]	26,654	27,838
Freddie Mac 4.00% 2047[1,2]	20,000	20,936
Freddie Mac 4.50% 2047[1,2]	3,700	3,965
Freddie Mac Pool #760014, 2.985% 2045[1,3,4]	3,480	3,589
Government National Mortgage Assn. 3.75% 2034[1]	1,449	1,525
Government National Mortgage Assn. 3.75% 2038[1]	862	911
Government National Mortgage Assn. 3.75% 2039[1]	928	980
Government National Mortgage Assn. 4.00% 2039[1]	580	595
Government National Mortgage Assn. 6.00% 2039[1]	349	398
Government National Mortgage Assn. 4.00% 2040[1]	401	412
Government National Mortgage Assn. 5.50% 2040[1]	2,751	3,089
Government National Mortgage Assn. 4.50% 2041[1]	127	132
Government National Mortgage Assn. 5.00% 2041[1]	1,508	1,621
Government National Mortgage Assn. 5.00% 2041[1]	1,113	1,162
Government National Mortgage Assn. 6.50% 2041[1]	1,019	1,145
Government National Mortgage Assn. 3.50% 2042[1]	485	491
Government National Mortgage Assn. 3.50% 2042[1]	321	333
Government National Mortgage Assn. 3.50% 2042[1]	232	234
Government National Mortgage Assn. 3.50% 2043[1]	2,602	2,719
Government National Mortgage Assn. 3.50% 2043[1]	1,988	2,076
Government National Mortgage Assn. 3.50% 2043[1]	1,954	2,028
Government National Mortgage Assn. 3.50% 2043[1]	1,420	1,476
Government National Mortgage Assn. 3.50% 2043[1]	1,284	1,333
Government National Mortgage Assn. 3.50% 2043[1]	534	538
Government National Mortgage Assn. 3.50% 2043[1]	221	230
Government National Mortgage Assn. 3.75% 2044[1]	948	1,000
Government National Mortgage Assn. 4.25% 2044[1]	1,882	2,022
Government National Mortgage Assn. 4.00% 2046[1]	2,010	2,103
Government National Mortgage Assn. 4.00% 2047[1]	13,500	14,279
Government National Mortgage Assn. 4.50% 2047[1,2]	5,185	5,528
Government National Mortgage Assn. 4.685% 2065[1]	1,333	1,402
Government National Mortgage Assn. 4.696% 2065[1]	795	834
Government National Mortgage Assn. 4.737% 2065[1]	2,136	2,252
Government National Mortgage Assn. 4.62% 2066[1]	2,149	2,302
Government National Mortgage Assn. 5.20% 2066[1]	636	651
American Funds Insurance Series — Mortgage Fund — Page 155 of 191

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	$4,818	$4,883
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	868	893
		204,885
Collateralized mortgage-backed (privately originated) 3.98%
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 1.932% 2024[1,4]	37	37
Connecticut Avenue Securities, Series 2014-C03, Class 2M1, (1-month USD-LIBOR + 1.20%) 2.182% 2024[1,4]	17	17
Connecticut Avenue Securities, Series 2014-C04, Class 1M1, (1-month USD-LIBOR + 1.95%) 2.932% 2024[1,4]	25	25
Connecticut Avenue Securities, Series 2015-C03, Class 2M1, (1-month USD-LIBOR + 1.50%) 2.482% 2025[1,4]	6	6
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, (1-month USD-LIBOR + 1.50%) 2.482% 2025[1,4]	4	4
Freddie Mac, Series 2014-DN3, Class M2, (1-month USD-LIBOR + 2.40%) 3.382% 2024[1,4]	38	38
Freddie Mac, Series 2014-DN4, Class M2, (1-month USD-LIBOR + 2.40%) 3.382% 2024[1,4]	33	33
Freddie Mac, Series 2015-DN1, Class M2, (1-month USD-LIBOR + 2.40%) 3.382% 2025[1,4]	205	207
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 2058[1,4,5]	1,175	1,171
Mortgage Repurchase Agreement Financing Trust, Series 2016-3, Class A1, (1-month USD-LIBOR + 1.00%) 1.858% 2018[1,3,4,5]	1,800	1,800
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 2026[1,5]	439	442
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239% 2026[1,3,5]	499	503
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25% 2056[1,4,5]	599	594
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[1,4,5]	1,509	1,495
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,4,5]	1,052	1,047
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[1,4,5]	2,813	2,817
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[1,4,5]	2,717	2,736
Towd Point Mortgage Trust, Series 2015-2, Class 2A1, 3.75% 2057[1,4,5]	647	663
		13,635
Other mortgage-backed securities 3.18%
Freddie Mac, Series KJ02, Class A2, multifamily 2.597% 2020[1]	4,600	4,672
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,4]	4,722	4,936
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,4]	1,250	1,306
		10,914
Commercial mortgage-backed securities 0.66%
Banc of America Commercial Mortgage Inc., Series 2007-5, Class A1A, 5.361% 2051[1]	137	139
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A, 6.041% 2049[1,4]	1,149	1,161
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, (1-month USD-LIBOR + 0.85%) 1.697% 2031[1,4,5]	726	727
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A1A, 5.682% 2045[1,4]	219	222
		2,249
Total mortgage-backed obligations		231,683
Federal agency bonds & notes 13.77%
Fannie Mae 2.00% 2022	40,000	40,063
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,149
		47,212
U.S. Treasury bonds & notes 11.12% U.S. Treasury inflation-protected securities 8.89%
U.S. Treasury Inflation-Protected Security 0.375% 2025[6,7]	10,443	10,483
U.S. Treasury Inflation-Protected Security 0.625% 2026[6,7]	4,465	4,553
U.S. Treasury Inflation-Protected Security 2.125% 2041[7]	122	155
American Funds Insurance Series — Mortgage Fund — Page 156 of 191

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.75% 2042[7]	$6,914	$6,665
U.S. Treasury Inflation-Protected Security 1.375% 2044[7]	7,787	8,607
		30,463
U.S. Treasury 2.23%
U.S. Treasury 2.00% 2021	3,000	3,023
U.S. Treasury 2.125% 2022	1,000	1,003
U.S. Treasury 2.50% 2046	1,320	1,183
U.S. Treasury 2.875% 2046	2,500	2,426
		7,635
Total U.S. Treasury bonds & notes		38,098
Asset-backed obligations 5.56%
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class B, 1.92% 2019[1]	270	271
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.51% 2020[1]	500	500
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class C, 2.15% 2020[1]	325	327
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.157% 2025[1,3,4,5]	250	250
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 2019[1,5]	72	72
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[1,5]	46	46
Babson CLO Ltd., Series 2012-2A, Class A1R, CLO, (3-month USD-LIBOR + 1.24%) 2.279% 2023[1,4,5]	667	668
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.160% 2025[1,4,5]	300	300
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, (3-month USD-LIBOR + 1.50%) 2.498% 2020[1,3,4,5,8]	1,289	830
CIFC Funding Ltd., Series 2012-2A, Class A1R, CLO, (3-month USD-LIBOR + 1.35%) 2.45% 2024[1,4,5]	516	517
Citi Held For Issuance, Series 2015-PM2, Class A, 2.35% 2022[1,5]	80	80
Citi Held For Issuance, Series 2015-PM3, Class A, 2.56% 2022[1,5]	64	64
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[1,5]	374	374
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[1,5]	145	145
CPS Auto Receivables Trust, Series 2016-A, Class A, 2.25% 2019[1,5]	731	734
CPS Auto Receivables Trust, Series 2017-A, Class A, 1.68% 2020[1,5]	547	546
Drive Auto Receivables Trust, Series 2016-CA, Class A2, 1.41% 2019[1,5]	940	939
Drive Auto Receivables Trust, Series 2015-BA, Class B, 2.12% 2019[1,5]	11	11
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28% 2019[1,5]	58	58
Drivetime Auto Owner Trust, Series 2015-3A, Class A, 1.66% 2019[1,5]	38	38
Drivetime Auto Owner Trust, Series 2017-1A, Class A, 1.56% 2020[1,5]	608	607
Dryden Senior Loan Fund, Series 2012-24RA, Class AR, CLO, (3-month USD-LIBOR + 1.29%) 2.329% 2023[1,4,5]	239	239
Finn Square CLO Ltd., Series 2012-1A, Class A1R, CLO, (3-month USD-LIBOR + 1.21%) 2.207% 2023[1,4,5]	194	195
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,5]	1,823	1,821
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A1, 0.82% 2018[1,5]	464	464
Marine Park CLO Ltd., Series 2012-1A, Class A1AR, CLO, (3-month USD-LIBOR + 1.28%) 2.332% 2023[1,4,5]	2,027	2,029
MarketPlace Loan Trust, Series 2015-AV1, Class A, 4.00% 2021[1,3,5]	25	26
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, (3-month USD-LIBOR + 1.27%) 2.304% 2023[1,4,5]	682	682
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, (3-month USD-LIBOR + 1.29%) 2.315% 2025[1,4,5]	1,650	1,651
Race Point CLO Ltd., Series 2012-7A, Class AR, CLO, (3-month USD-LIBOR + 1.20%) 2.238% 2024[1,4,5]	495	495
Santander Drive Auto Receivables Trust, Series 2016-2, Class A2A, 1.38% 2019[1]	137	137
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 2019[1]	475	477
Santander Drive Auto Receivables Trust, Series 2013-A, Class C, 3.12% 2019[1,5]	148	149
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 2020[1]	1,500	1,502
Santander Drive Auto Receivables Trust, Series 2015-4, Class B, 2.26% 2020[1]	500	502
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 2.538% 2023[1,4]	261	266
American Funds Insurance Series — Mortgage Fund — Page 157 of 191

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 1.382% 2025[1,4]	$25	$25
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 2020[1,5]	1,010	1,011
		19,048
Bonds & notes of governments outside the U.S. 0.13%
Japan Bank for International Cooperation 2.25% 2020	444	444
Total bonds, notes & other debt instruments (cost: $335,130,000)		336,485
Short-term securities 30.54%
Chariot Funding, LLC 0.90% due 5/1/2017[5]	10,000	9,992
Federal Home Loan Bank 0.54%–0.77% due 4/19/2017–5/26/2017	29,000	28,977
General Electric Co. 0.83% due 4/3/2017	10,000	9,999
Gotham Funding Corp. 0.93% due 4/3/2017[5]	7,400	7,399
Hershey Co. 0.84% due 4/18/2017[5]	6,600	6,597
John Deere Financial Inc. 0.89% due 4/21/2017[5]	10,000	9,995
Johnson & Johnson 0.85% due 6/1/2017[5]	5,500	5,492
Merck & Co. Inc. 0.84% due 5/15/2017[5]	10,000	9,990
Roche Holdings, Inc. 0.76% due 4/3/2017[5]	6,200	6,200
Wal-Mart Stores, Inc. 0.81% due 4/11/2017[5]	10,000	9,998
Total short-term securities (cost: $104,640,000)		104,639
Total investment securities 128.73% (cost: $439,770,000)		441,124
Other assets less liabilities (28.73)%		(98,445)
Net assets 100.00%		$342,679
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)[9]	Value at 3/31/2017 (000)[10]	Unrealized (depreciation) appreciation at 3/31/2017 (000)
20 Year U.S. Treasury Bond Futures	Long	53	June 2017	$5,300	$7,995	$(30)
10 Year Ultra U.S. Treasury Note Futures	Long	14	June 2017	1,400	1,875	5
30 Year Ultra U.S. Treasury Bond Futures	Long	2	June 2017	200	321	(2)
5 Year U.S. Treasury Note Futures	Long	1,513	July 2017	151,300	178,120	199
						$172
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2017 (000)
1.349%	3-month USD-LIBOR	12/13/2018	$50,000	$(170)	$—	$(170)
1.515%	3-month USD-LIBOR	6/4/2019	5,000	(15)	—	(15)
1.7945%	3-month USD-LIBOR	6/20/2019	3,800	11	—	11
1.732%	3-month USD-LIBOR	6/27/2019	8,500	12	—	12
1.799%	3-month USD-LIBOR	8/8/2019	8,000	21	—	21
1.7255%	3-month USD-LIBOR	8/19/2019	15,000	11	—	11
American Funds Insurance Series — Mortgage Fund — Page 158 of 191

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2017 (000)
1.9225%	3-month USD-LIBOR	9/25/2019	$15,000	$75	$—	$75
1.684%	3-month USD-LIBOR	1/5/2020	12,000	(27)	—	(27)
1.647%	3-month USD-LIBOR	1/9/2020	8,000	(27)	—	(27)
1.7615%	3-month USD-LIBOR	2/19/2020	6,000	(4)	—	(4)
1.525%	3-month USD-LIBOR	4/27/2020	5,000	(44)	—	(44)
1.8315%	3-month USD-LIBOR	6/10/2020	9,000	(2)	—	(2)
1.8445%	3-month USD-LIBOR	6/16/2020	8,000	1	—	1
1.86%	3-month USD-LIBOR	6/19/2020	8,000	4	—	4
1.872%	3-month USD-LIBOR	6/30/2020	1,000	1	—	1
1.76327%	3-month USD-LIBOR	7/1/2020	2,000	(5)	—	(5)
3-month USD-LIBOR	1.217%	9/22/2021	11,500	391	—	391
3-month USD-LIBOR	1.225%	9/22/2021	11,500	386	—	386
3-month USD-LIBOR	1.2796%	10/11/2021	14,500	461	—	461
3-month USD-LIBOR	2.24%	12/5/2026	10,500	124	—	124
3-month USD-LIBOR	2.27%	12/5/2026	8,500	78	—	78
3-month USD-LIBOR	3.34%	6/27/2044	3,500	(492)	—	(492)
3-month USD-LIBOR	3.206%	7/31/2044	2,000	(228)	—	(228)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(240)	—	(240)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(354)	—	(354)
3-month USD-LIBOR	2.5055%	1/9/2045	2,000	61	—	61
3-month USD-LIBOR	2.454%	1/15/2045	3,200	132	—	132
3-month USD-LIBOR	2.516%	10/20/2045	2,500	72	—	72
3-month USD-LIBOR	2.525%	10/20/2045	1,500	40	—	40
3-month USD-LIBOR	2.5315%	10/26/2045	4,000	102	—	102
3-month USD-LIBOR	2.52822%	11/23/2045	3,560	94	—	94
3-month USD-LIBOR	2.4835%	12/3/2045	2,000	72	—	72
3-month USD-LIBOR	2.59125%	12/16/2045	2,250	30	—	30
3-month USD-LIBOR	2.4095%	1/14/2046	1,500	78	—	78
3-month USD-LIBOR	2.33725%	2/1/2046	5,000	336	—	336
					$—	$985

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $6,998,000, which represented 2.04% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $94,699,000, which represented 27.63% of the net assets of the fund.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $8,218,000, which represented 2.40% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Value determined using significant unobservable inputs.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.

Key to abbreviations
CLO = Collateralized Loan Obligations	LIBOR = London Interbank Offered Rate	TBA = To-be-announced
American Funds Insurance Series — Mortgage Fund — Page 159 of 191

Ultra-Short Bond Fund
Investment portfolio
March 31, 2017
unaudited
Short-term securities 100.26% Commercial paper 68.58%	Principal amount (000)	Value (000)
BMW U.S. Capital LLC 0.76% due 4/25/2017[1]	$9,300	$9,294
CAFCO, LLC 0.98% due 5/8/2017[1]	10,000	9,991
Canadian Imperial Bank of Commerce 0.90% due 5/18/2017[1]	11,600	11,586
Chariot Funding, LLC 0.75% due 4/20/2017[1]	10,200	10,195
Danaher Corp. 0.84% due 4/4/2017	10,900	10,899
General Electric Co. 0.83% due 4/3/2017	10,300	10,299
John Deere Canada ULC 0.88% due 4/5/2017[1]	11,700	11,699
Kaiser Foundation Hospitals 0.80% due 4/5/2017	8,100	8,099
Kells Funding, LLC 1.11% due 6/1/2017[1]	9,700	9,683
L’Oréal USA, Inc. 0.83% due 4/18/2017[1]	12,400	12,395
Merck & Co. Inc. 0.83% due 5/3/2017[1]	5,900	5,896
Mizuho Bank, Ltd. 0.80% due 4/3/2017[1]	7,500	7,500
National Australia Bank Ltd. 1.14% due 7/24/2017[1]	11,400	11,360
Nordea Bank AB 0.94% due 4/17/2017[1]	6,800	6,797
Novartis Finance Corp. 0.71% due 4/4/2017[1]	6,200	6,199
PepsiCo Inc. 0.82% due 5/3/2017[1]	12,000	11,991
Roche Holdings, Inc. 0.70% due 5/17/2017[1]	12,000	11,986
Société Générale 0.91% due 4/3/2017[1]	12,000	11,999
Sumitomo Mitsui Banking Corp. 1.00% due 4/4/2017[1]	10,000	9,999
Svenska Handelsbanken Inc. 1.00% due 6/6/2017[1]	9,700	9,684
Toronto-Dominion Holdings USA Inc. 1.04% due 6/23/2017[1]	6,900	6,882
Total Capital Canada Ltd. 0.92% due 5/17/2017[1]	12,600	12,585
Victory Receivables Corp. 0.84% due 4/11/2017[1]	7,500	7,498
		224,516
Federal agency discount notes 15.02%
Fannie Mae 0.66% due 4/26/2017	3,600	3,598
Federal Home Loan Bank 0.53%–0.77% due 4/11/2017–7/21/2017	45,600	45,567
		49,165
Bonds & notes of governments & government agencies outside the U.S. 11.21%
Caisse d’Amortissement de la Dette Sociale 0.87% due 4/19/2017[1]	7,100	7,097
CPPIB Capital Inc. 0.72% due 4/3/2017[1]	12,600	12,599
KfW 0.94% due 4/11/2017[1]	5,000	4,999
Province of Ontario 0.71% due 4/24/2017	12,000	11,993
		36,688
U.S. Treasury 3.04%
U.S. Treasury Bills 0.60%–0.70% due 4/27/2017–5/25/2017	9,950	9,944
American Funds Insurance Series — Ultra-Short Bond Fund — Page 160 of 191

unaudited
Short-term securities Federal agency bonds & notes 2.41%	Principal amount (000)	Value (000)
Private Export Funding Corp. 0.88% due 4/27/2017[1]	$7,900	$7,895
Total short-term securities (cost: $328,215,000)		328,208
Total investment securities 100.26% (cost: $328,215,000)		328,208
Other assets less liabilities (0.26)%		(862)
Net assets 100.00%		$327,346

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $227,809,000, which represented 69.59% of the net assets of the fund.
American Funds Insurance Series — Ultra-Short Bond Fund — Page 161 of 191

U.S. Government/AAA-Rated Securities Fund
Investment portfolio
March 31, 2017
unaudited
Bonds, notes & other debt instruments 98.40% Mortgage-backed obligations 45.47% Federal agency mortgage-backed obligations 44.78%	Principal amount (000)	Value (000)
Fannie Mae 3.153% 2017[1]	$554	$555
Fannie Mae 6.50% 2028[1]	216	245
Fannie Mae 3.00% 2036[1]	30,679	31,054
Fannie Mae 4.00% 2036[1]	17,820	18,904
Fannie Mae 4.00% 2036[1]	10,215	10,837
Fannie Mae 4.00% 2036[1]	8,753	9,285
Fannie Mae 4.00% 2036[1]	2,608	2,767
Fannie Mae 3.00% 2037[1]	19,560	19,814
Fannie Mae 6.50% 2037[1]	71	79
Fannie Mae 7.00% 2037[1]	94	103
Fannie Mae 7.00% 2037[1]	28	31
Fannie Mae 6.00% 2038[1]	63	68
Fannie Mae 4.50% 2041[1]	1,466	1,578
Fannie Mae 5.00% 2041[1]	1,044	1,164
Fannie Mae 5.00% 2041[1]	735	819
Fannie Mae 5.00% 2041[1]	551	615
Fannie Mae 5.00% 2041[1]	377	421
Fannie Mae 3.50% 2045[1]	8,278	8,501
Fannie Mae 3.50% 2045[1]	5,910	6,070
Fannie Mae 3.00% 2046[1]	29,918	29,700
Fannie Mae 3.50% 2046[1]	3,262	3,350
Fannie Mae 4.50% 2046[1]	7,311	7,860
Fannie Mae 3.50% 2047[1,2]	11,000	11,229
Fannie Mae 3.50% 2047[1,2]	5,300	5,399
Fannie Mae 4.00% 2047[1,2]	163,925	171,246
Fannie Mae 4.00% 2047[1,2]	16,000	16,751
Fannie Mae 4.50% 2047[1,2]	75,500	80,844
Fannie Mae, Series 2001-4, Class GA, 9.331% 2025[1,3]	1	2
Fannie Mae, Series 2001-4, Class NA, 9.590% 2025[1,3]	3	3
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[1]	186	163
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[1]	89	105
Freddie Mac 5.50% 2024[1]	673	717
Freddie Mac 3.00% 2035[1]	8,407	8,530
Freddie Mac Pool #1H1354, 2.791% 2036[1,3]	441	468
Freddie Mac 5.00% 2040[1]	1,375	1,500
Freddie Mac 5.00% 2041[1]	2,445	2,718
Freddie Mac 4.00% 2043[1]	559	592
Freddie Mac 3.50% 2046[1]	59,201	60,781
Freddie Mac 4.00% 2047[1,2]	231,359	242,186
Freddie Mac 4.00% 2047[1,2]	134,083	140,038
Freddie Mac 4.00% 2047[1,2]	109,000	114,348
Freddie Mac Pool #760014, 2.985% 2045[1,3,4]	2,784	2,871
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 1.312% 2023[1,3]	59	59
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[1]	338	309
Government National Mortgage Assn. 3.75% 2034[1]	1,364	1,435
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 162 of 191

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 5.50% 2038[1]	$504	$563
Government National Mortgage Assn. 5.50% 2038[1]	155	174
Government National Mortgage Assn. 5.50% 2038[1]	145	162
Government National Mortgage Assn. 5.50% 2038[1]	122	137
Government National Mortgage Assn. 6.00% 2038[1]	337	388
Government National Mortgage Assn. 6.50% 2038[1]	566	643
Government National Mortgage Assn. 6.50% 2038[1]	165	189
Government National Mortgage Assn. 5.00% 2039[1]	878	967
Government National Mortgage Assn. 6.00% 2039[1]	349	398
Government National Mortgage Assn. 4.50% 2040[1]	664	717
Government National Mortgage Assn. 5.50% 2040[1]	10,103	11,342
Government National Mortgage Assn. 4.50% 2041[1]	1,800	1,929
Government National Mortgage Assn. 5.00% 2041[1]	3,389	3,642
Government National Mortgage Assn. 3.00% 2042[1]	70	71
Government National Mortgage Assn. 3.50% 2043[1]	2,426	2,527
Government National Mortgage Assn. 4.50% 2045[1]	23,151	24,748
Government National Mortgage Assn. 4.50% 2045[1]	6,560	7,013
Government National Mortgage Assn. 4.50% 2045[1]	4,159	4,446
Government National Mortgage Assn. 4.50% 2045[1]	2,091	2,235
Government National Mortgage Assn. 4.50% 2045[1]	1,347	1,440
Government National Mortgage Assn. 4.50% 2045[1]	1	1
Government National Mortgage Assn. 4.00% 2046[1]	3,474	3,635
Government National Mortgage Assn. 4.00% 2047[1,2]	92,000	97,008
Government National Mortgage Assn. 4.00% 2047[1,2]	34,000	35,776
Government National Mortgage Assn. 4.00% 2047[1]	26,500	28,030
Government National Mortgage Assn. 4.50% 2047[1,2]	34,105	36,359
Government National Mortgage Assn. 6.21% 2058[1]	14	15
Government National Mortgage Assn. Pool #892950 2.137% 2060[1,3]	1,588	1,626
Government National Mortgage Assn. 4.623% 2061[1]	1,012	1,045
Government National Mortgage Assn. 4.663% 2061[1]	2,065	2,133
Government National Mortgage Assn. 4.664% 2061[1]	1,657	1,714
Government National Mortgage Assn. 4.690% 2061[1]	713	736
Government National Mortgage Assn. 4.70% 2061[1]	4,448	4,569
Government National Mortgage Assn. 4.70% 2061[1]	1,909	1,961
Government National Mortgage Assn. 4.72% 2061[1]	272	279
Government National Mortgage Assn. 4.801% 2061[1]	744	761
Government National Mortgage Assn. 5.091% 2061[1]	1,584	1,655
Government National Mortgage Assn. 4.682% 2062[1]	1,757	1,826
Government National Mortgage Assn. 4.756% 2062[1]	98	101
Government National Mortgage Assn. 4.818% 2062[1]	274	282
Government National Mortgage Assn. 5.172% 2062[1]	154	161
Government National Mortgage Assn. Pool #894475 3.011% 2063[1,3]	4,724	4,967
Government National Mortgage Assn. 4.702% 2063[1]	118	123
Government National Mortgage Assn. 4.917% 2063[1]	141	145
Government National Mortgage Assn. Pool #AG8149 1.559% 2064[1,3]	485	489
Government National Mortgage Assn. Pool #AG8156 2.016% 2064[1,3]	737	752
Government National Mortgage Assn. Pool #894482 3.014% 2064[1,3]	6,342	6,679
Government National Mortgage Assn. 4.719% 2064[1]	1,409	1,462
Government National Mortgage Assn. 4.772% 2064[1]	1,095	1,127
Government National Mortgage Assn. 4.868% 2064[1]	526	543
Government National Mortgage Assn. 5.172% 2064[1]	743	775
Government National Mortgage Assn. 5.175% 2064[1]	752	785
Government National Mortgage Assn. 5.393% 2064[1]	129	130
Government National Mortgage Assn. 6.48% 2064[1]	445	465
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 163 of 191

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 6.64% 2064[1]	$3,568	$3,732
Government National Mortgage Assn. 4.676% 2065[1]	1,653	1,705
Government National Mortgage Assn., Series 2003, 6.172% 2058[1]	54	55
Government National Mortgage Assn., Series 2010-H13, Class JA, 5.46% 2059[1]	1,834	1,841
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.423% 2060[1,3]	15,026	15,663
Government National Mortgage Assn., Series 2012-H12, Class FT, (1 Year CMT Weekly Rate + 0.70%) 1.51% 2062[1,3]	3,058	3,083
Government National Mortgage Assn., Series 2012-H20, Class PT, 1.741% 2062[1,3]	3,425	3,465
National Credit Union Administration, Series 2010-R2, Class 1A, (1-month USD-LIBOR + 0.37%) 1.148% 2017[1,3]	196	196
National Credit Union Administration, Series 2011-R2, Class 1A, (1-month USD-LIBOR + 0.40%) 1.254% 2020[1,3]	138	138
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 1.291% 2020[1,3]	495	496
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 1.304% 2020[1,3]	330	331
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[1]	11,337	11,583
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	9,797	10,077
		1,370,325
Other mortgage-backed securities 0.69%
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[1]	2,350	2,396
Fannie Mae, Series 2012-M3, Class 1A2, multifamily 3.044% 2022[1]	2,000	2,046
Fannie Mae, Series 2014-M1, Class A2, multifamily 3.246% 2023[1,3]	2,050	2,124
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.472% 2024[1,3]	3,825	4,025
Freddie Mac, Series KGRP, Class A, multifamily (1-month USD-LIBOR + 0.38%) 1.362% 2020[1,3]	3,953	3,958
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[1]	643	655
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[1]	738	744
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[1]	1,914	1,889
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[1]	1,142	1,164
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[1]	1,735	1,751
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[1]	400	419
		21,171
Total mortgage-backed obligations		1,391,496
U.S. Treasury bonds & notes 33.21% U.S. Treasury 21.53%
U.S. Treasury 0.75% 2019	2,000	1,974
U.S. Treasury 3.625% 2020	10,000	10,606
U.S. Treasury 1.125% 2021	31,950	30,959
U.S. Treasury 1.125% 2021	7,971	7,731
U.S. Treasury 1.375% 2021	20,000	19,722
U.S. Treasury 1.75% 2021[5]	40,540	40,282
U.S. Treasury 2.00% 2021	44,350	44,599
U.S. Treasury 2.00% 2021	33,000	33,133
U.S. Treasury 2.00% 2021	26,500	26,705
U.S. Treasury 2.00% 2021	4,000	4,019
U.S. Treasury 2.125% 2021	23,450	23,697
U.S. Treasury 2.25% 2021	64,745	65,827
U.S. Treasury 2.25% 2021	38,000	38,678
U.S. Treasury 3.625% 2021	3,800	4,069
U.S. Treasury 1.625% 2022	100	98
U.S. Treasury 2.00% 2022	16,010	15,953
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 164 of 191

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.125% 2022	$21,970	$22,028
U.S. Treasury 1.50% 2023	26,020	25,155
U.S. Treasury 2.125% 2023	98,795	98,464
U.S. Treasury 2.00% 2026	18,000	17,390
U.S. Treasury 2.25% 2027	28,700	28,341
U.S. Treasury 6.25% 2030	2,980	4,225
U.S. Treasury 2.25% 2046	9,611	8,135
U.S. Treasury 2.50% 2046	10,970	9,834
U.S. Treasury 2.875% 2046	33,639	32,643
U.S. Treasury 3.00% 2047	44,740	44,584
		658,851
U.S. Treasury inflation-protected securities 11.68%
U.S. Treasury Inflation-Protected Security 0.125% 2017[6]	14,965	14,989
U.S. Treasury Inflation-Protected Security 0.125% 2020[6]	10,627	10,794
U.S. Treasury Inflation-Protected Security 0.25% 2025[6]	26,796	26,603
U.S. Treasury Inflation-Protected Security 0.375% 2025[6]	85,285	85,613
U.S. Treasury Inflation-Protected Security 2.375% 2025[6]	24,473	28,270
U.S. Treasury Inflation-Protected Security 0.625% 2026[6]	15,348	15,647
U.S. Treasury Inflation-Protected Security 2.00% 2026[6]	14,435	16,404
U.S. Treasury Inflation-Protected Security 0.375% 2027[6]	42,215	42,087
U.S. Treasury Inflation-Protected Security 2.125% 2041[6]	344	437
U.S. Treasury Inflation-Protected Security 0.75% 2042[6]	21,157	20,393
U.S. Treasury Inflation-Protected Security 1.375% 2044[5,6]	68,449	75,658
U.S. Treasury Inflation-Protected Security 1.00% 2046[6]	2,721	2,767
U.S. Treasury Inflation-Protected Security 0.875% 2047[6]	18,104	17,862
		357,524
Total U.S. Treasury bonds & notes		1,016,375
Federal agency bonds & notes 19.72%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[1]	792	796
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[1]	1,090	1,096
Fannie Mae 1.75% 2019	16,000	16,118
Fannie Mae 1.25% 2021	11,400	11,088
Fannie Mae 3.51% 2029	7,500	7,510
Fannie Mae 7.125% 2030	4,000	5,785
Federal Farm Credit Banks 0.60% 2017	41,774	41,764
Federal Farm Credit Banks (1-month USD-LIBOR + 0.05%) 0.993% 2017[3]	6,300	6,302
Federal Home Loan Bank 1.75% 2018	74,000	74,615
Federal Home Loan Bank 3.375% 2023	16,715	17,864
Federal Home Loan Bank 5.50% 2036	600	797
Freddie Mac 3.75% 2019	12,750	13,351
Private Export Funding Corp. 1.45% 2019	17,500	17,456
Private Export Funding Corp. 2.25% 2020	5,000	5,084
Private Export Funding Corp. 3.55% 2024	6,340	6,799
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	63	66
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	34	35
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	115	122
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	254	269
Tennessee Valley Authority 1.875% 2022	10,150	10,032
Tennessee Valley Authority 2.875% 2027	10,000	10,067
Tennessee Valley Authority 4.65% 2035	2,330	2,713
Tennessee Valley Authority 5.88% 2036	1,750	2,354
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 165 of 191

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Tennessee Valley Authority, Series A, 3.875% 2021	$32,975	$35,551
Tennessee Valley Authority, Series A, 4.625% 2060	250	286
TVA Southaven 3.846% 2033[1]	1,466	1,489
U.S. Department of Housing and Urban Development, Series 2015-A-3, 0.93% 2017	8,000	8,000
U.S. Department of Housing and Urban Development, Series 2015-A-4, 1.33% 2018	10,000	10,033
U.S. Department of Housing and Urban Development, Series 2015-A-6, 1.98% 2020	11,510	11,648
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	5,000	5,113
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	8,000	8,190
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	2,000	2,074
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	3,000	3,103
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	3,515	3,601
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	3,500	3,586
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	15,332	15,649
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	5,106	5,247
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	3,500	3,652
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	3,307	3,451
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	3,300	3,377
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	3,177	3,205
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,734	2,749
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	657
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,750	19,897
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	89,870
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	43,725
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	44,359
United States Agency for International Development, Morocco (Kingdom of) 7.55% 2026[1]	3,760	4,527
United States Agency for International Development, State of Iraq, 2.149% 2022	6,670	6,683
United States Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	3,000	2,929
United States Agency for International Development, Ukraine, 1.844% 2019	1,445	1,452
United States Agency for International Development, Ukraine, 1.471% 2021	4,410	4,300
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[1]	917	941
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[1]	1,027	1,075
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[1]	840	896
		603,398
Total bonds, notes & other debt instruments (cost: $3,001,469,000)		3,011,269
Short-term securities 24.14%
Apple Inc. 0.77%–0.88% due 5/1/2017–5/15/2017[7]	90,000	89,934
Army and Air Force Exchange Service 0.71% due 4/6/2017[7]	53,000	52,993
CAFCO, LLC 0.98% due 5/25/2017[7]	30,000	29,957
Ciesco LLC 0.91% due 5/1/2017[7]	35,000	34,972
Colgate-Palmolive Co. 0.80% due 4/17/2017[7]	30,000	29,989
ExxonMobil Corp. 0.70%–0.82% due 4/26/2017–5/15/2017	70,000	69,939
Federal Home Loan Bank 0.60%–0.76% due 4/26/2017–5/17/2017	53,200	53,154
General Electric Co. 0.83% due 4/3/2017	29,800	29,798
Hershey Co. 0.84% due 4/18/2017[7]	43,400	43,382
John Deere Financial Inc. 0.89% due 4/21/2017[7]	9,300	9,296
Johnson & Johnson 0.78%–0.84% due 4/6/2017–5/23/2017[7]	80,000	79,934
Merck & Co. Inc. 0.81% due 4/18/2017[7]	50,000	49,980
National Rural Utilities Cooperative Finance Corp. 0.83%–0.87% due 4/11/2017–4/24/2017	39,500	39,485
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 166 of 191

unaudited
Short-term securities	Principal amount (000)	Value (000)
Paccar Financial Corp. 0.85% due 4/25/2017	$28,700	$28,683
Private Export Funding Corp. 1.00% due 6/23/2017[7]	10,000	9,977
Procter & Gamble Co. 0.80% due 4/28/2017[7]	15,000	14,991
United Parcel Service Inc. 0.82% due 5/15/2017[7]	30,000	29,968
Victory Receivables Corp. 0.95% due 4/5/2017[7]	15,222	15,220
Walt Disney Co. 0.80% due 4/17/2017[7]	27,000	26,990
Total short-term securities (cost: $738,653,000)		738,642
Total investment securities 122.54% (cost: $3,740,122,000)		3,749,911
Other assets less liabilities (22.54)%		(689,705)
Net assets 100.00%		$3,060,206
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)[8]	Value at 3/31/2017 (000)[9]	Unrealized (depreciation) appreciation at 3/31/2017 (000)
30 Day Federal Funds Futures	Long	973	April 2017	$405,417	$401,841	$(226)
10 Year U.S. Treasury Note Futures	Long	1,814	June 2017	181,400	225,956	(61)
10 Year Ultra U.S. Treasury Note Futures	Long	181	June 2017	18,100	24,234	70
20 Year U.S. Treasury Bond Futures	Long	119	June 2017	11,900	17,951	(67)
30 Year Ultra U.S. Treasury Bond Futures	Long	35	June 2017	3,500	5,622	(38)
5 Year U.S. Treasury Note Futures	Long	8,388	July 2017	838,800	987,490	821
2 Year U.S. Treasury Note Futures	Long	804	July 2017	160,800	174,028	75
90 Day Euro Dollar Futures	Short	1,450	September 2018	(362,500)	(355,649)	51
90 Day Euro Dollar Futures	Short	1,900	December 2018	(475,000)	(465,452)	32
						$657
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2017 (000)
U.S. EFFR	1.035%	7/26/2017	$1,518,000	$(152)	$—	$(152)
U.S. EFFR	1.0335%	7/26/2017	2,432,000	(243)	—	(243)
1.349%	3-month USD-LIBOR	12/13/2018	260,000	(884)	—	(884)
1.6715%	3-month USD-LIBOR	3/17/2019	223,000	259	—	259
1.654%	3-month USD-LIBOR	3/20/2019	222,000	178	—	178
1.329%	U.S. EFFR	3/27/2019	131,000	(67)	—	(67)
1.789%	3-month USD-LIBOR	6/20/2019	100,000	269	—	269
1.7945%	3-month USD-LIBOR	6/20/2019	86,600	243	—	243
1.7905%	3-month USD-LIBOR	6/20/2019	34,700	94	—	94
1.799%	3-month USD-LIBOR	8/8/2019	64,000	165	—	165
1.773%	3-month USD-LIBOR	8/11/2019	127,000	245	—	245
1.9225%	3-month USD-LIBOR	9/25/2019	52,000	259	—	259
1.2%	3-month USD-LIBOR	11/1/2019	108,200	(1,460)	—	(1,460)
1.9425%	3-month USD-LIBOR	3/17/2020	385,000	1,571	—	1,571
1.148%	3-month USD-LIBOR	4/13/2021	65,000	(2,035)	—	(2,035)
3-month USD-LIBOR	1.217%	9/22/2021	60,000	2,038	—	2,038
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 167 of 191

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Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2017 (000)
3-month USD-LIBOR	1.225%	9/22/2021	$60,000	$2,017	$—	$2,017
3-month USD-LIBOR	1.2255%	9/23/2021	5,000	168	—	168
3-month USD-LIBOR	1.9665%	2/2/2022	50,000	176	—	176
3-month USD-LIBOR	2.01215%	2/2/2022	119,000	168	—	168
3-month USD-LIBOR	2.0025%	2/7/2022	59,000	113	—	113
2.0495%	3-month USD-LIBOR	2/17/2022	69,000	12	—	12
2.14086%	3-month USD-LIBOR	3/7/2022	49,500	215	—	215
2.1385%	3-month USD-LIBOR	3/7/2022	49,500	209	—	209
3-month USD-LIBOR	2.2175%	3/17/2022	52,000	(405)	—	(405)
3-month USD-LIBOR	1.75918%	4/29/2022	58,000	854	—	854
2.8%	3-month USD-LIBOR	9/2/2022	280,000	1,523	—	1,523
2.75%	3-month USD-LIBOR	9/2/2022	280,000	1,265	—	1,265
3-month USD-LIBOR	2.74125%	11/22/2023	15,000	(512)	—	(512)
3-month USD-LIBOR	2.0815%	2/10/2024	28,700	243	—	243
3-month USD-LIBOR	2.0955%	2/10/2024	14,300	108	—	108
3-month USD-LIBOR	2.3875%	3/17/2024	160,700	(1,756)	—	(1,756)
3-month USD-LIBOR	1.798%	2/2/2026	35,000	1,519	—	1,519
3-month USD-LIBOR	1.6035%	4/13/2026	68,000	4,158	—	4,158
3-month USD-LIBOR	2.24%	12/5/2026	55,100	651	—	651
3-month USD-LIBOR	2.27%	12/5/2026	44,900	412	—	412
3-month USD-LIBOR	2.4695%	3/7/2027	53,000	(404)	—	(404)
3-month USD-LIBOR	2.47041%	3/7/2027	53,000	(409)	—	(409)
2.579%	3-month USD-LIBOR	3/14/2027	53,000	924	—	924
2.4695%	3-month USD-LIBOR	3/21/2027	27,000	200	—	200
2.3335%	3-month USD-LIBOR	3/29/2027	32,000	(159)	—	(159)
2.333%	3-month USD-LIBOR	3/29/2027	42,000	(211)	—	(211)
3-month USD-LIBOR	2.97125%	9/2/2030	62,000	(1,055)	—	(1,055)
3-month USD-LIBOR	3.005%	9/2/2030	62,000	(1,231)	—	(1,231)
3-month USD-LIBOR	3.34%	6/27/2044	45,000	(6,324)	—	(6,324)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(1,821)	—	(1,821)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(1,921)	—	(1,921)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	(129)	—	(129)
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	335	—	335
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	65	—	65
3-month USD-LIBOR	2.7025%	9/10/2045	30,000	(313)	—	(313)
3-month USD-LIBOR	2.516%	10/20/2045	36,000	1,040	—	1,040
3-month USD-LIBOR	2.525%	10/20/2045	24,000	648	—	648
3-month USD-LIBOR	2.5315%	10/26/2045	10,000	256	—	256
3-month USD-LIBOR	2.52822%	11/23/2045	13,350	352	—	352
3-month USD-LIBOR	2.59125%	12/16/2045	9,000	119	—	119
2.11%	3-month USD-LIBOR	4/13/2046	14,000	(1,624)	—	(1,624)
U.S. EFFR	1.46%	7/25/2046	44,000	7,564	—	7,564
3-month USD-LIBOR	1.768%	8/17/2046	8,200	1,563	—	1,563
2.66515%	3-month USD-LIBOR	2/2/2047	27,000	67	—	67
2.6905%	3-month USD-LIBOR	2/7/2047	14,000	112	—	112
3-month USD-LIBOR	2.6575%	2/17/2047	16,000	(14)	—	(14)
2.7005%	3-month USD-LIBOR	3/7/2047	11,500	119	—	119
2.70046%	3-month USD-LIBOR	3/7/2047	11,500	118	—	118
					$—	$9,485
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 168 of 191

unaudited
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $2,871,000, which represented .09% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $59,631,000, which represented 1.95% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $517,583,000, which represented 16.91% of the net assets of the fund.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol
CMT = Constant Maturity Treasury
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 169 of 191

Managed Risk Growth Fund
Investment portfolio
March 31, 2017
unaudited
Growth funds 94.90%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	2,972,256	$218,491
Total growth funds (cost: $206,545,000)		218,491
Short-term securities 5.17%
Government Cash Management Fund	11,896,333	11,896
Total short-term securities (cost: $11,896,000)		11,896
Total investment securities 100.07% (cost: $218,441,000)		230,387
Other assets less liabilities (0.07)%		(163)
Net assets 100.00%		$230,224
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the three months ended March 31, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 3/31/2017 (000)
American Funds Insurance Series – Growth Fund, Class 1	2,821,842	192,736	42,322	2,972,256	$(329)	$18,189	$—	$218,491
American Funds Insurance Series — Managed Risk Growth Fund — Page 170 of 191

Managed Risk International Fund
Investment portfolio
March 31, 2017
unaudited
Growth funds 93.87%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	5,734,369	$105,971
Total growth funds (cost: $106,297,000)		105,971
Short-term securities 6.21%
Government Cash Management Fund	7,002,770	7,003
Total short-term securities (cost: $7,003,000)		7,003
Total investment securities 100.08% (cost: $113,300,000)		112,974
Other assets less liabilities (0.08)%		(85)
Net assets 100.00%		$112,889
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the three months ended March 31, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 3/31/2017 (000)
American Funds Insurance Series – International Fund, Class 1	5,381,857	424,444	71,932	5,734,369	$(229)	$9,400	$—	$105,971
American Funds Insurance Series — Managed Risk International Fund — Page 171 of 191

Managed Risk Blue Chip
Income and Growth Fund
Investment portfolio
March 31, 2017
unaudited
Growth-and-income funds 94.42%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	24,072,978	$339,670
Total growth-and-income funds (cost: $327,395,000)		339,670
Short-term securities 5.66%
Government Cash Management Fund	20,375,799	20,376
Total short-term securities (cost: $20,376,000)		20,376
Total investment securities 100.08% (cost: $347,771,000)		360,046
Other assets less liabilities (0.08)%		(304)
Net assets 100.00%		$359,742
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the three months ended March 31, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 3/31/2017 (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	20,295,700	4,113,903	336,625	24,072,978	$(62)	$12,568	$—	$339,670
American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 172 of 191

Managed Risk Growth-Income Fund
Investment portfolio
March 31, 2017
unaudited
Growth-and-income funds 94.76%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	3,556,943	$168,528
Total growth-and-income funds (cost: $168,341,000)		168,528
Short-term securities 5.32%
Government Cash Management Fund	9,454,467	9,454
Total short-term securities (cost: $9,454,000)		9,454
Total investment securities 100.08% (cost: $177,795,000)		177,982
Other assets less liabilities (0.08)%		(137)
Net assets 100.00%		$177,845
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the three months ended March 31, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 3/31/2017 (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	3,415,529	184,029	42,615	3,556,943	$(250)	$10,485	$—	$168,528
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 173 of 191

Managed Risk Asset Allocation Fund
Investment portfolio
March 31, 2017
unaudited
Asset allocation funds 93.89%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	160,163,998	$3,666,154
Total asset allocation funds (cost: $3,468,675,000)		3,666,154
Short-term securities 6.22%
Government Cash Management Fund	242,959,671	242,960
Total short-term securities (cost: $242,960,000)		242,960
Total investment securities 100.11% (cost: $3,711,635,000)		3,909,114
Other assets less liabilities (0.11)%		(4,300)
Net assets 100.00%		$3,904,814
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the three months ended March 31, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 3/31/2017 (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	153,453,622	7,091,453	381,077	160,163,998	$768	$188,458	$—	$3,666,154
American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 174 of 191

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset values of each share class of each managed risk fund are calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
American Funds Insurance Series — Page 175 of 191

unaudited
The following table presents the average month-end notional amounts of futures contracts, forward currency contracts, interest rate swaps and credit default swaps for each fund:
	Futures contracts	Forward contracts	Interest rate swaps	Credit default swaps
Global Growth Fund	Not applicable	$7,411,000	Not applicable	Not applicable
Global Small Capitalization Fund	Not applicable	88,122,000	Not applicable	Not applicable
International Fund	Not applicable	297,939,000	Not applicable	Not applicable
New World Fund	Not applicable	12,657,000	Not applicable	Not applicable
Global Growth and Income Fund	Not applicable	12,441,000	Not applicable	Not applicable
International Growth and Income Fund	Not applicable	16,611,000*	Not applicable	Not applicable
Capital Income Builder Fund	Not applicable	506,000	Not applicable	Not applicable
Asset Allocation Fund	$160,024,000	Not applicable	$433,000,000	Not applicable
Global Balanced Fund	Not applicable	17,654,000	Not applicable	Not applicable
Bond Fund	1,611,979,000	355,764,000	2,009,864,000	Not applicable
Global Bond Fund	21,655,000	470,736,000	185,623,000	Not applicable
High-Income Bond Fund	Not applicable	Not applicable	14,821,000	$18,250,000
Mortgage Fund	204,374,000	Not applicable	240,152,000	Not applicable
U.S. Government/AAA-Rated Securities Fund	2,464,995,000	Not applicable	3,678,242,000	Not applicable
*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of March 31, 2017 (dollars in thousands):
American Funds Insurance Series — Page 176 of 191

unaudited
Global Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,580,506	$—	$—	$1,580,506
Consumer discretionary	1,103,955	—	—	1,103,955
Health care	682,379	—	—	682,379
Financials	545,351	—	—	545,351
Consumer staples	420,670	—	—	420,670
Industrials	365,506	—	—	365,506
Energy	157,653	—	—	157,653
Materials	126,368	8,226	—	134,594
Telecommunication services	58,881	—	—	58,881
Miscellaneous	275,863	—	—	275,863
Bonds, notes & other debt instruments	—	2,000	—	2,000
Short-term securities	—	248,071	—	248,071
Total	$5,317,132	$258,297	$—	$5,575,429

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$17	$—	$17
*	Securities with a value of $2,378,877,000, which represented 42.70% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Global Small Capitalization Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$784,940	$1,962	$—	$786,902
Information technology	732,852	—	—	732,852
Health care	568,816	—	—	568,816
Industrials	367,437	—	—	367,437
Financials	325,596	—	—	325,596
Materials	214,022	—	—	214,022
Energy	194,915	—	8,713	203,628
Consumer staples	149,187	—	—	149,187
Utilities	120,751	—	—	120,751
Real estate	91,313	—	—	91,313
Telecommunication services	12,828	—	—	12,828
Miscellaneous	200,834	—	—	200,834
Rights & warrants	607	315	—	922
Bonds, notes & other debt instruments	—	10,349	—	10,349
Short-term securities	—	327,303	—	327,303
Total	$3,764,098	$339,929	$8,713	$4,112,740

American Funds Insurance Series — Page 177 of 191

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$75	$—	$75
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,732)	—	(1,732)
Total	$—	$(1,657)	$—	$(1,657)
*	Securities with a value of $1,655,987,000, which represented 40.24% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$7,203,239	$—	$—	$7,203,239
Consumer discretionary	4,748,205	—	—	4,748,205
Health care	3,232,373	—	—	3,232,373
Energy	2,068,388	—	—	2,068,388
Financials	1,811,469	—	—	1,811,469
Industrials	1,481,487	—	—	1,481,487
Consumer staples	614,549	—	—	614,549
Telecommunication services	243,688	—	—	243,688
Materials	182,859	—	—	182,859
Real estate	94,433	—	—	94,433
Utilities	61,346	—	—	61,346
Miscellaneous	118,659	—	—	118,659
Convertible stocks	—	—	13,104	13,104
Short-term securities	—	1,164,926	—	1,164,926
Total	$21,860,695	$1,164,926	$13,104	$23,038,725
*	Securities with a value of $1,508,741,000, which represented 6.58% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
American Funds Insurance Series — Page 178 of 191

unaudited
International Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,049,907	$229,170	$—	$1,279,077
Consumer discretionary	1,096,601	—	—	1,096,601
Information technology	1,052,022	—	—	1,052,022
Health care	799,643	—	—	799,643
Industrials	632,393	—	—	632,393
Materials	621,624	—	—	621,624
Consumer staples	607,764	—	—	607,764
Utilities	480,962	—	—	480,962
Energy	336,309	—	—	336,309
Telecommunication services	266,867	—	—	266,867
Real estate	148,792	—	—	148,792
Miscellaneous	135,197	—	—	135,197
Bonds, notes & other debt instruments	—	61,807	—	61,807
Short-term securities	—	610,376	—	610,376
Total	$7,228,081	$901,353	$—	$8,129,434

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$33	$—	$33
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(3,099)	—	(3,099)
Total	$—	$(3,066)	$—	$(3,066)
*	Securities with a value of $6,351,177,000, which represented 78.01% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 179 of 191

unaudited
New World Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$624,421	$—	$—	$624,421
Financials	349,198	42,700	—	391,898
Consumer discretionary	356,147	—	—	356,147
Energy	273,692	—	—	273,692
Consumer staples	254,675	—	—	254,675
Materials	232,729	1,928	—	234,657
Industrials	177,086	—	—	177,086
Health care	136,287	—	—	136,287
Utilities	92,880	—	—	92,880
Telecommunication services	54,450	—	—	54,450
Real estate	33,699	—	27	33,726
Miscellaneous	150,329	—	—	150,329
Rights & warrants	—	40,841	—	40,841
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	128,771	—	128,771
Other	—	18,234	—	18,234
Short-term securities	—	183,804	—	183,804
Total	$2,735,593	$416,278	$27	$3,151,898

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$46	$—	$46
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(192)	—	(192)
Total	$—	$(146)	$—	$(146)
*	Securities with a value of $1,417,837,000, which represented 44.74% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 180 of 191

unaudited
Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,310,899	$—	$—	$1,310,899
Health care	1,273,464	—	—	1,273,464
Financials	1,263,650	—	—	1,263,650
Consumer staples	1,235,855	—	—	1,235,855
Energy	832,956	—	—	832,956
Industrials	779,254	—	—	779,254
Telecommunication services	498,696	—	—	498,696
Consumer discretionary	474,688	—	—	474,688
Materials	368,459	—	—	368,459
Utilities	148,734	—	—	148,734
Real estate	37,780	—	—	37,780
Miscellaneous	430,447	—	—	430,447
Short-term securities	—	457,201	—	457,201
Total	$8,654,882	$457,201	$—	$9,112,083
Global Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$414,834	$—	$—	$414,834
Industrials	218,795	—	—	218,795
Consumer discretionary	211,551	—	—	211,551
Financials	211,460	—	—	211,460
Consumer staples	177,762	—	—	177,762
Health care	160,680	—	—	160,680
Energy	159,750	—	—	159,750
Materials	126,517	—	—	126,517
Utilities	71,796	—	—	71,796
Other	77,110	—	—	77,110
Miscellaneous	82,401	—	—	82,401
Preferred securities	495	—	—	495
Convertible bonds	—	6,084	—	6,084
Bonds, notes & other debt instruments	—	37,312	—	37,312
Short-term securities	—	116,223	—	116,223
Total	$1,913,151	$159,619	$—	$2,072,770

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(26)	$—	$(26)
*	Securities with a value of $825,685,000, which represented 39.73% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 181 of 191

unaudited
Growth-Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$4,183,014	$—	$—	$4,183,014
Information technology	4,133,157	—	—	4,133,157
Health care	4,077,655	—	—	4,077,655
Financials	3,139,847	—	—	3,139,847
Industrials	2,039,152	—	—	2,039,152
Energy	1,962,748	—	—	1,962,748
Consumer staples	1,799,948	90,327	—	1,890,275
Materials	1,466,220	—	—	1,466,220
Telecommunication services	533,844	—	—	533,844
Real estate	491,242	—	—	491,242
Utilities	234,610	—	—	234,610
Miscellaneous	1,316,655	33,869	—	1,350,524
Convertible stocks	5,287	6,666	—	11,953
Convertible bonds	—	101,895	—	101,895
Bonds, notes & other debt instruments	—	56,201	—	56,201
Short-term securities	—	1,836,171	—	1,836,171
Total	$25,383,379	$2,125,129	$—	$27,508,508
*	Securities with a value of $1,417,711,000, which represented 5.15% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
International Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$170,366	$31,263	$—	$201,629
Consumer staples	132,990	—	—	132,990
Consumer discretionary	122,884	—	—	122,884
Utilities	108,116	—	—	108,116
Industrials	102,040	—	—	102,040
Health care	86,509	—	—	86,509
Information technology	77,248	—	—	77,248
Real estate	73,973	—	—	73,973
Energy	60,316	—	—	60,316
Telecommunication services	39,833	—	—	39,833
Materials	26,176	—	—	26,176
Miscellaneous	28,203	—	—	28,203
Bonds, notes & other debt instruments	—	34,204	—	34,204
Short-term securities	—	76,765	—	76,765
Total	$1,028,654	$142,232	$—	$1,170,886
*	Securities with a value of $819,079,000, which represented 69.43% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
American Funds Insurance Series — Page 182 of 191

unaudited
Capital Income Builder

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$63,903	$—	$—	$63,903
Consumer staples	60,688	—	—	60,688
Telecommunication services	43,822	—	—	43,822
Energy	38,645	—	—	38,645
Health care	29,039	—	—	29,039
Information technology	25,508	—	—	25,508
Utilities	23,996	—	—	23,996
Industrials	22,547	—	—	22,547
Real estate	20,935	—	—	20,935
Consumer discretionary	17,514	—	—	17,514
Materials	5,647	—	—	5,647
Miscellaneous	7,561	—	—	7,561
Convertible stocks	5,652	—	—	5,652
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	39,479	—	39,479
Mortgage-backed obligations	—	15,642	—	15,642
Corporate bonds & notes	—	10,967	—	10,967
Asset-backed obligations	—	6,312	—	6,312
Short-term securities	—	24,396	—	24,396
Total	$365,457	$96,796	$—	$462,253

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(4)	$—	$(4)
*	Securities with a value of $175,125,000, which represented 37.95% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 183 of 191

unaudited
Asset Allocation Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,163,935	$—	$2,202	$4,166,137
Health care	1,846,430	—	1,484	1,847,914
Consumer discretionary	1,834,005	—	—	1,834,005
Financials	1,647,579	6,706	—	1,654,285
Consumer staples	1,275,137	—	—	1,275,137
Energy	1,146,116	—	—	1,146,116
Materials	1,016,634	2,368	—	1,019,002
Industrials	773,321	1,474	1	774,796
Real estate	268,339	—	—	268,339
Telecommunication services	234,165	—	—	234,165
Utilities	77,570	—	—	77,570
Miscellaneous	47,452	—	—	47,452
Convertible stocks	—	4,156	5,175	9,331
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	3,314,865	—	3,314,865
Corporate bonds & notes	—	2,144,073	13,099	2,157,172
Mortgage-backed obligations	—	1,027,745	—	1,027,745
Asset-backed obligations	—	142,981	—	142,981
Bonds & notes of governments & government agencies outside the U.S.	—	55,493	—	55,493
Federal agency bonds & notes	—	52,566	—	52,566
Municipals	—	3,200	—	3,200
Short-term securities	—	1,626,950	—	1,626,950
Total	$14,330,683	$8,382,577	$21,961	$22,735,221

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$832	$—	$—	$832
Unrealized appreciation on interest rate swaps	—	1,438	—	1,438
Liabilities:
Unrealized depreciation on futures contracts	(371)	—	—	(371)
Unrealized depreciation on interest rate swaps	—	(4,788)	—	(4,788)
Total	$461	$(3,350)	$—	$(2,889)
*	Securities with a value of $515,195,000, which represented 2.29% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Futures contracts and interest rate swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 184 of 191

unaudited
Global Balanced Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$30,978	$—	$—	$30,978
Industrials	22,039	—	—	22,039
Consumer staples	20,916	—	—	20,916
Financials	16,582	—	—	16,582
Health care	15,394	—	—	15,394
Energy	15,376	—	—	15,376
Consumer discretionary	13,142	—	—	13,142
Materials	10,883	714	—	11,597
Utilities	4,728	—	—	4,728
Telecommunication services	1,924	—	—	1,924
Real estate	1,483	—	—	1,483
Miscellaneous	13,385	—	—	13,385
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	41,701	—	41,701
U.S. Treasury bonds & notes	—	24,875	—	24,875
Corporate bonds & notes	—	17,446	—	17,446
Mortgage-backed obligations	—	3,755	—	3,755
Asset-backed obligations	—	201	—	201
Short-term securities	—	17,091	—	17,091
Total	$166,830	$105,783	$—	$272,613

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$68	$—	$68
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(190)	—	(190)
Total	$—	$(122)	$—	$(122)
*	Securities with a value of $64,836,000, which represented 23.82% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 185 of 191

unaudited
Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$4,028,925	$465	$4,029,390
U.S. Treasury bonds & notes	—	3,391,845	—	3,391,845
Mortgage-backed obligations	—	2,277,530	—	2,277,530
Bonds & notes of governments & government agencies outside the U.S.	—	577,271	—	577,271
Asset-backed obligations	—	348,427	—	348,427
Municipals	—	128,545	—	128,545
Federal agency bonds & notes	—	26,369	—	26,369
Common stocks	1,019	—	947	1,966
Rights & warrants	—	72	—	72
Short-term securities	—	1,275,359	—	1,275,359
Total	$1,019	$12,054,343	$1,412	$12,056,774

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,199	$—	$—	$4,199
Unrealized appreciation on open forward currency contracts	—	586	—	586
Unrealized appreciation on interest rate swaps	—	21,821	—	21,821
Liabilities:
Unrealized depreciation on futures contracts	(86)	—	—	(86)
Unrealized depreciation on open forward currency contracts	—	(12,852)	—	(12,852)
Unrealized depreciation on interest rate swaps	—	(14,139)	—	(14,139)
Total	$4,113	$(4,584)	$—	$(471)
*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 186 of 191

unaudited
Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Japanese yen	$—	$227,925	$—	$227,925
Euros	—	205,086	—	205,086
Polish zloty	—	135,489	—	135,489
Hungarian forints	—	110,946	—	110,946
Mexican pesos	—	81,124	—	81,124
Indian rupees	—	53,761	—	53,761
Malaysian ringgits	—	47,971	—	47,971
Colombian pesos	—	42,307	—	42,307
Danish kroner	—	32,384	—	32,384
British pounds	—	29,234	—	29,234
Australian dollars	—	28,066	—	28,066
Norwegian kroner	—	22,811	—	22,811
Brazilian reais	—	21,857	—	21,857
Chilean pesos	—	18,927	—	18,927
Israeli shekels	—	18,832	—	18,832
Canadian dollars	—	14,318	—	14,318
Thai baht	—	12,538	—	12,538
South African rand	—	8,868	—	8,868
Swedish kronor	—	8,164	—	8,164
Turkish lira	—	7,723	—	7,723
Argentine pesos	—	5,863	—	5,863
Philippine pesos	—	4,737	—	4,737
Egyptian pounds	—	3,774	—	3,774
U.S. dollars	—	1,073,499	199	1,073,698
Convertible stocks	—	141	880	1,021
Common stocks	168	650	348	1,166
Short-term securities	—	104,066	—	104,066
Total	$168	$2,321,061	$1,427	$2,322,656

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$7	$—	$—	$7
Unrealized appreciation on open forward currency contracts	—	4,621	—	4,621
Unrealized appreciation on interest rate swaps	—	2,456	—	2,456
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(2,481)	—	(2,481)
Unrealized depreciation on interest rate swaps	—	(622)	—	(622)
Total	$7	$3,974	$—	$3,981
*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 187 of 191

unaudited
High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,643,358	$12,838	$1,656,196
U.S. Treasury bonds & notes	—	19,914	—	19,914
Asset-backed obligations	—	6,287	—	6,287
Bonds & notes of governments & government agencies outside the U.S.	—	4,413	—	4,413
Convertible bonds	—	8,166	—	8,166
Convertible stocks	7,663	2,523	5,020	15,206
Common stocks	2,464	4,966	5,984	13,414
Rights & warrants	—	47	—	47
Short-term securities	—	64,876	—	64,876
Total	$10,127	$1,754,550	$23,842	$1,788,519

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$486	$—	$486
Unrealized appreciation on credit default swaps	—	988	—	988
Total	$—	$1,474	$—	$1,474
*	Interest rate swaps and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2017 (dollars in thousands):
	Beginning value at 1/1/2017	Transfers into Level 3†	Purchases	Sales	Net realized gain	Unrealized appreciation	Transfers out of Level 3†	Ending value at 3/31/2017
Investment securities	$22,631	$—	$92	$(7)	$—	$1,126	$—	$23,842
Net unrealized appreciation during the period on Level 3 investment securities held at March 31, 2017.								$1,121
†	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
American Funds Insurance Series — Page 188 of 191

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 3/31/2017	Valuation techniques	Unobservable inputs	Range	Impact to valuation from an increase in input*
Corporate bonds & notes	$12,838	Yield analysis	Yield risk premium	100 bps - 400 bps	Decrease
		Yield to call price	Yield to call	2.5% - 5.0%	Decrease
Common stocks	5,984	Enterprise valuation	EV/EBITDA multiple	5.0x - 11.5x	Increase
		Recent transaction	Arms-length transaction	N/A	N/A
		Estimated liquidation proceeds	Discount to reflect timing of receipt and amount of proceeds	25% discount	Decrease
Convertible stocks	5,020	Accreted value (stated value increased by accrued dividends)	Payment-in-kind (PIK) dividend rate	N/A	N/A
	$23,842
*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations
EV = Enterprise value
EBITDA = Earnings before income taxes, depreciation and amortization
Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$231,683	$—	$231,683
Federal agency bonds & notes	—	47,212	—	47,212
U.S. Treasury bonds & notes	—	38,098	—	38,098
Asset-backed obligations	—	18,218	830	19,048
Bonds & notes of governments outside the U.S.	—	444	—	444
Short-term securities	—	104,639	—	104,639
Total	$—	$440,294	$830	$441,124

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$204	$—	$—	$204
Unrealized appreciation on interest rate swaps	—	2,593	—	2,593
Liabilities:
Unrealized depreciation on futures contracts	(32)	—	—	(32)
Unrealized depreciation on interest rate swaps	—	(1,608)	—	(1,608)
Total	$172	$985	$—	$1,157
*	Futures contracts and interest rate swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 189 of 191

unaudited
Ultra-Short Bond Fund

At March 31, 2017, all of the fund’s investment securities were classified as Level 2.
U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$1,391,496	$—	$1,391,496
U.S. Treasury bonds & notes	—	1,016,375	—	1,016,375
Federal agency bonds & notes	—	603,398	—	603,398
Short-term securities	—	738,642	—	738,642
Total	$—	$3,749,911	$—	$3,749,911

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,049	$—	$—	$1,049
Unrealized appreciation on interest rate swaps	—	32,614	—	32,614
Liabilities:
Unrealized depreciation on futures contracts	(392)	—	—	(392)
Unrealized depreciation on interest rate swaps	—	(23,129)	—	(23,129)
Total	$657	$9,485	$—	$10,142
*	Futures contracts and interest rate swaps are not included in the investment portfolio.
Managed Risk Growth Fund

At March 31, 2017, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund

At March 31, 2017, all of the fund’s investments were classified as Level 1.
Managed Risk Blue Chip Income and Growth Fund

At March 31, 2017, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund

At March 31, 2017, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund

At March 31, 2017, all of the fund’s investments were classified as Level 1.
American Funds Insurance Series — Page 190 of 191

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
INGEFPX-998-0517O-S54122	American Funds Insurance Series — Page 191 of 191

American Funds Insurance Series - Portfolio Series®
American Funds Global Growth Portfolio
Investment portfolio
March 31, 2017
unaudited
Growth funds 70.05%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	204,948	$5,409
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	82,511	1,803
American Funds Insurance Series – Growth Fund, Class 1	24,525	1,803
American Funds Insurance Series – New World Fund, Class 1	166,932	3,606
Total growth funds (cost: $12,128,000)		12,621
Growth-and-income funds 30.02%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	387,157	5,408
Total growth-and-income funds (cost: $5,074,000)		5,408
Total investment securities 100.07% (cost: $17,202,000)		18,029
Other assets less liabilities (0.07)%		(13)
Net assets 100.00%		$18,016
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2017 (000)
American Funds Insurance Series - Global Growth Fund, Class 1	164,578	45,126	4,756	204,948	$10	$387	$—	$5,409
American Funds Insurance Series - Global Growth and Income Fund, Class 1	304,002	89,516	6,361	387,157	7	293	—	5,408
American Funds Insurance Series - New World Fund, Class 1	133,810	37,567	4,445	166,932	10	243	—	3,606
American Funds Insurance Series - Growth Fund, Class 1	19,607	5,395	477	24,525	4	126	—	1,803
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	65,186	19,440	2,115	82,511	4	102	—	1,803
					$35	$1,151	$—	$18,029
American Funds Insurance Series — Portfolio Series — American Funds Global Growth Portfolio — Page 1 of 10

American Funds Growth and Income Portfolio
Investment portfolio
March 31, 2017
unaudited
Growth funds 15.00%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	190,255	$13,986
Total growth funds (cost: $12,826,000)		13,986
Growth-and-income funds 30.01%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	667,235	9,321
American Funds Insurance Series – Growth-Income Fund, Class 1	393,627	18,650
Total growth-and-income funds (cost: $26,409,000)		27,971
Equity-income and Balanced funds 25.01%
American Funds Insurance Series – Capital Income Builder, Class 1	2,371,712	23,314
Total equity-income and balanced funds (cost: $22,767,000)		23,314
Fixed income funds 30.05%
American Funds Insurance Series – Bond Fund, Class 1	1,710,970	18,684
American Funds Insurance Series – Global Bond Fund, Class 1	812,972	9,333
Total fixed income funds (cost: $28,173,000)		28,017
Total investment securities 100.07% (cost: $90,175,000)		93,288
Other assets less liabilities (0.07)%		(62)
Net assets 100.00%		$93,226
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2017 (000)
American Funds Insurance Series - Capital Income Builder, Class 1	1,749,839	639,346	17,473	2,371,712	$10	$732	$—	$23,314
American Funds Insurance Series - Bond Fund, Class 1	1,226,059	495,730	10,819	1,710,970	2	180	—	18,684
American Funds Insurance Series - Growth-Income Fund, Class 1	298,183	99,066	3,622	393,627	17	916	—	18,650
American Funds Insurance Series - Growth Fund, Class 1	147,587	44,581	1,913	190,255	17	993	—	13,986
American Funds Insurance Series — Portfolio Series — American Funds Growth and Income Portfolio — Page 2 of 10

unaudited
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2017 (000)
American Funds Insurance Series - Global Bond Fund, Class 1	591,390	230,092	8,510	812,972	$3	$183	$—	$9,333
American Funds Insurance Series - Global Growth and Income Fund, Class 1	508,443	164,911	6,119	667,235	6	539	—	9,321
					$55	$3,543	$—	$93,288
American Funds Insurance Series — Portfolio Series — American Funds Growth and Income Portfolio — Page 3 of 10

American Funds Managed Risk Growth Portfolio
Investment portfolio
March 31, 2017
unaudited
Growth funds 42.25%	Shares	Value (000)
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	2,934,004	$64,108
American Funds Insurance Series – Growth Fund, Class 1	2,187,500	160,803
American Funds Insurance Series – International Fund, Class 1	3,466,141	64,054
Total growth funds (cost: $271,348,000)		288,965
Growth-and-income funds 28.11%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	4,539,638	64,054
American Funds Insurance Series – Growth-Income Fund, Class 1	2,706,881	128,252
Total growth-and-income funds (cost: $180,095,000)		192,306
Fixed income funds 23.49%
American Funds Insurance Series – Bond Fund, Class 1	14,716,616	160,706
Total fixed income funds (cost: $161,024,000)		160,706
Short-term securities 6.21%
Government Cash Management Fund	42,460,933	42,461
Total short-term securities (cost: $42,461,000)		42,461
Total investment securities 100.06% (cost: $654,928,000)		684,438
Other assets less liabilities (0.06)%		(444)
Net assets 100.00%		$683,994
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth Portfolio — Page 4 of 10

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2017 (000)
American Funds Insurance Series – Growth Fund, Class 1	1,968,342	248,045	28,887	2,187,500	$110	$12,562	$—	$160,803
American Funds Insurance Series – Bond Fund, Class 1	12,375,045	2,419,281	77,710	14,716,616	4	1,675	—	160,706
American Funds Insurance Series – Growth-Income Fund, Class 1	2,384,349	349,594	27,062	2,706,881	(9)	7,338	—	128,252
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	2,622,287	344,345	32,628	2,934,004	(209)	4,554	—	64,108
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	3,900,025	686,635	47,022	4,539,638	38	2,304	—	64,054
American Funds Insurance Series – International Fund, Class 1	3,173,873	366,733	74,465	3,466,141	(201)	5,646	—	64,054
					$(267)	$34,079	$—	$641,977
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth Portfolio — Page 5 of 10

American Funds Managed Risk Growth and Income Portfolio
Investment portfolio
March 31, 2017
unaudited
Growth funds 14.17%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	1,249,439	$91,846
Total growth funds (cost: $82,410,000)		91,846
Growth-and-income funds 37.78%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	8,761,324	122,396
American Funds Insurance Series – Growth-Income Fund, Class 1	2,583,278	122,396
Total growth-and-income funds (cost: $225,655,000)		244,792
Equity-income and Balanced funds 23.63%
American Funds Insurance Series – Capital Income Builder, Class 1	15,575,886	153,111
Total equity-income and balanced funds (cost: $149,318,000)		153,111
Fixed income funds 18.92%
American Funds Insurance Series – Bond Fund, Class 1	5,622,180	61,394
American Funds Insurance Series – Global Bond Fund, Class 1	5,332,721	61,220
Total fixed income funds (cost: $122,579,000)		122,614
Short-term securities 5.60%
Government Cash Management Fund	36,261,440	36,261
Total short-term securities (cost: $36,261,000)		36,261
Total investment securities 100.10% (cost: $616,223,000)		648,624
Other assets less liabilities (0.10)%		(648)
Net assets 100.00%		$647,976
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth and Income Portfolio — Page 6 of 10

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2017 (000)
American Funds Insurance Series – Capital Income Builder, Class 1	14,199,706	1,523,523	147,343	15,575,886	$(48)	$5,515	$1,141	$153,111
American Funds Insurance Series – Growth-Income Fund, Class 1	2,404,014	225,111	45,847	2,583,278	(72)	7,328	—	122,396
American Funds Insurance Series – Global Growth and Income Fund, Class 1	8,229,914	703,241	171,831	8,761,324	1	8,062	—	122,396
American Funds Insurance Series – Growth Fund, Class 1	1,188,104	90,993	29,658	1,249,439	57	7,441	—	91,846
American Funds Insurance Series – Bond Fund, Class 1	5,004,889	664,641	47,350	5,622,180	3	650	—	61,394
American Funds Insurance Series – Global Bond Fund, Class 1	4,817,205	603,706	88,190	5,332,721	16	1,321	—	61,220
					$(43)	$30,317	$1,141	$612,363
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth and Income Portfolio — Page 7 of 10

American Funds Managed Risk Global Allocation Portfolio
Investment portfolio
March 31, 2017
unaudited
Growth funds 23.45%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	872,639	$23,029
American Funds Insurance Series – International Fund, Class 1	830,709	15,351
Total growth funds (cost: $36,343,000)		38,380
Growth-and-income funds 18.76%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	2,198,023	30,706
Total growth-and-income funds (cost: $27,738,000)		30,706
Equity-income and Balanced funds 23.45%
American Funds Insurance Series – Global Balanced Fund, Class 1	3,263,931	38,384
Total equity-income and balanced funds (cost: $35,982,000)		38,384
Asset allocation funds 9.38%
American Funds Insurance Series – Asset Allocation Fund, Class 1	670,664	15,352
Total asset allocation funds (cost: $14,069,000)		15,352
Fixed income funds 18.78%
American Funds Insurance Series – Global Bond Fund, Class 1	2,676,539	30,727
Total fixed income funds (cost: $30,620,000)		30,727
Short-term securities 6.24%
Government Cash Management Fund	10,204,576	10,205
Total short-term securities (cost: $10,205,000)		10,205
Total investment securities 100.06% (cost: $154,957,000)		163,754
Other assets less liabilities (0.06)%		(96)
Net assets 100.00%		$163,658
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Global Allocation Portfolio — Page 8 of 10

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2017 (000)
American Funds Insurance Series – Global Balanced Fund, Class 1	3,028,102	290,759	54,930	3,263,931	$11	$2,093	$—	$38,384
American Funds Insurance Series – Global Bond Fund, Class 1	2,392,255	334,165	49,881	2,676,539	11	648	—	30,727
American Funds Insurance Series – Global Growth and Income Fund, Class 1	2,061,528	174,018	37,523	2,198,023	(3)	2,002	—	30,706
American Funds Insurance Series – Global Growth Fund, Class 1	837,041	60,510	24,912	872,639	(62)	2,032	—	23,029
American Funds Insurance Series – Asset Allocation Fund, Class 1	619,029	62,126	10,491	670,664	14	749	—	15,352
American Funds Insurance Series – International Fund, Class 1	797,892	58,370	25,553	830,709	(74)	1,400	—	15,351
					$(103)	$8,924	$—	$153,549
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Global Allocation Portfolio — Page 9 of 10

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At March 31, 2017, all of the investments held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
INGEFPX-875-0517O-S54042	American Funds Insurance Series — Portfolio Series — Page 10 of 10

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By __/s/ Michael J. Downer______________________
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Michael J. Downer______________________
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: May 26, 2017

By __/s/ Gregory F. Niland________________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: May 26, 2017